Vanguard® Tax-Exempt Bond Index Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.2%)
Alabama (0.7%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2042	30	32
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/2026	11,395	11,574
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/2026	22,210	22,559
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2029	4,000	4,379
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2031	4,155	4,727
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2033	6,520	7,632
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2035	4,290	5,075
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/2026	1,420	1,442
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/2027	3,275	3,364
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	1,785	1,861
	Alabama GO	5.000%	8/1/2027	715	724
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2026	4,060	4,124
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2030	1,920	2,148
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2031	2,165	2,468
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2035	2,500	2,982
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2036	2,015	2,379
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2037	1,000	1,170
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2038	8,820	10,243
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2039	7,400	8,511
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2040	1,200	1,368
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2041	4,000	4,542
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2042	2,480	2,782
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2043	4,000	4,424
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2045	3,295	3,562
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2027	2,655	2,778
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2029	2,420	2,655
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2030	1,565	1,753
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2032	4,085	4,537
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2033	5,610	6,211
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2034	5,855	6,459
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2035	3,040	3,336
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2036	15,895	16,469
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2037	1,485	1,611
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2038	240	246
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2039	5,445	5,856
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2040	5,055	5,132
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2027	2,175	2,183
	Auburn University College & University Revenue	5.000%	6/1/2028	435	439
	Auburn University College & University Revenue	5.000%	6/1/2043	40	41
	Auburn University College & University Revenue	5.000%	6/1/2055	3,000	3,123
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/2027	9,800	10,033
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	4.000%	7/1/2043	245	237
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2048	1,315	1,321
	Decatur AL Waterworks & Sewer Water Revenue	4.000%	8/15/2050	5,240	4,702
[2]	Gadsden AL GO	5.000%	10/1/2050	2,500	2,606
[2]	Gadsden AL GO	5.000%	10/1/2055	3,000	3,093
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2049	1,500	1,521
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2054	1,250	1,259
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.000%	10/1/2056	500	467
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2033	500	513
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/2042	7,875	7,879
	Jefferson County AL Sewer Revenue	5.000%	10/1/2027	910	946
	Jefferson County AL Sewer Revenue	5.000%	10/1/2028	1,405	1,493
	Jefferson County AL Sewer Revenue	5.000%	10/1/2029	1,650	1,788
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	2,935	3,234
	Jefferson County AL Sewer Revenue	5.000%	10/1/2031	4,210	4,711
	Jefferson County AL Sewer Revenue	5.000%	10/1/2032	3,220	3,646
	Jefferson County AL Sewer Revenue	5.000%	10/1/2033	3,015	3,448
	Jefferson County AL Sewer Revenue	5.000%	10/1/2034	2,730	3,108
	Jefferson County AL Sewer Revenue	5.000%	10/1/2035	2,885	3,259

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jefferson County AL Sewer Revenue	5.000%	10/1/2036	2,500	2,802
Jefferson County AL Sewer Revenue	5.000%	10/1/2037	5,565	6,200
Jefferson County AL Sewer Revenue	5.000%	10/1/2038	2,115	2,343
Jefferson County AL Sewer Revenue	5.000%	10/1/2039	2,955	3,252
Jefferson County AL Sewer Revenue	5.250%	10/1/2040	1,260	1,398
Jefferson County AL Sewer Revenue	5.250%	10/1/2041	6,280	6,905
Jefferson County AL Sewer Revenue	5.250%	10/1/2042	4,855	5,284
Jefferson County AL Sewer Revenue	5.250%	10/1/2043	3,100	3,339
Jefferson County AL Sewer Revenue	5.250%	10/1/2044	3,750	4,001
Jefferson County AL Sewer Revenue	5.250%	10/1/2045	4,085	4,317
Jefferson County AL Sewer Revenue	5.250%	10/1/2049	21,910	22,763
Jefferson County AL Sewer Revenue	5.500%	10/1/2053	28,000	29,367
University of Alabama College & University Revenue	3.500%	7/1/2042	470	443
University of Alabama College & University Revenue	4.000%	7/1/2054	3,695	3,363
				331,942
Alaska (0.0%)
Municipality of Anchorage AK Solid Waste Services Resource Recovery Revenue	4.000%	11/1/2052	5,000	4,571
North Slope Borough AK GO	5.000%	6/30/2026	2,500	2,526
North Slope Borough AK GO	5.000%	6/30/2029	4,765	5,180
North Slope Borough AK GO	5.000%	6/30/2030	3,765	4,179
				16,456
Arizona (1.3%)
Arizona Board of Regents College & University Revenue	5.000%	7/1/2027	4,350	4,518
Arizona Board of Regents College & University Revenue	5.000%	7/1/2028	4,350	4,633
Arizona Board of Regents College & University Revenue	5.000%	7/1/2041	2,870	3,113
Arizona Board of Regents College & University Revenue	5.000%	7/1/2042	3,010	3,056
Arizona Board of Regents College & University Revenue	5.000%	7/1/2042	355	381
Arizona Board of Regents College & University Revenue	4.000%	8/1/2044	7,585	7,283
Arizona COP, ETM	5.000%	10/1/2027	1,910	1,995
Arizona COP, ETM	5.000%	10/1/2028	2,610	2,795
Arizona COP, ETM	5.000%	10/1/2029	830	910
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2026	2,725	2,757
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2028	1,560	1,660
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2034	3,925	3,965
Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	10,000	10,001
Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	5,190	5,445
Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	4,030	4,304
Arizona IDA Charter School Aid Revenue	5.250%	11/1/2048	2,000	2,046
Arizona IDA Charter School Aid Revenue	5.250%	11/1/2053	2,000	2,037
Arizona IDA Charter School Aid Revenue	5.000%	11/1/2054	3,000	3,017
Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2051	4,430	3,677
Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2061	6,000	4,775
Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/2026	1,360	1,378
Arizona Lottery Revenue, ETM	5.000%	7/1/2026	840	849
Arizona Lottery Revenue, ETM	5.000%	7/1/2027	475	492
Arizona Lottery Revenue, ETM	5.000%	7/1/2028	465	494
Arizona Lottery Revenue, ETM	5.000%	7/1/2029	1,035	1,125
Arizona State University College & University Revenue	5.000%	7/1/2041	1,050	1,099
Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/15/2036	14,045	15,816
Maricopa County Special Health Care District GO	4.000%	7/1/2035	4,010	4,205
Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/2029	350	350
Mesa AZ Utility System Multiple Utility Revenue	3.000%	7/1/2033	15	15
Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2042	10,845	11,200
Mesa AZ Utility System Water Revenue	4.000%	7/1/2031	830	834
Mesa AZ Utility System Water Revenue	4.000%	7/1/2032	3,560	3,575
Phoenix Arizona IDA Health, Hospital, Nursing Home Revenue VRDO	2.700%	2/2/2026	63,950	63,950
Phoenix AZ GO	5.000%	7/1/2027	9,475	9,578
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2026	3,845	3,861
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2027	1,895	1,903
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2029	15,950	15,989
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	385	398
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	1,435	1,480
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	1,170	1,200
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2040	6,855	6,881
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2040	15,065	16,128
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2041	1,000	1,014
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2045	7,980	7,413
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2045	21,975	22,459
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	3.000%	7/1/2049	3,565	2,637

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2049	22,295	22,704
[2]	Pinal County AZ Sales Tax Revenue	5.250%	8/1/2050	5,000	5,310
[2]	Pinal County AZ Sales Tax Revenue	5.250%	8/1/2055	4,500	4,749
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2028	700	717
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2031	3,710	4,180
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2031	4,895	5,012
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2034	360	368
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2036	4,960	5,059
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	1/1/2038	4,490	4,503
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2038	2,255	2,295
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2042	5,500	6,183
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2043	9,780	10,826
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2044	6,640	7,269
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2049	2,995	3,145
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2054	9,315	9,662
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.250%	1/1/2054	34,305	36,259
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	6,620	6,965
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2029	985	1,036
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2030	2,305	2,425
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2031	5,750	6,044
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2033	5,220	6,070
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2034	1,570	1,643
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2034	15,280	18,009
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2035	24,185	28,783
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2036	6,680	6,964
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2037	4,535	4,716
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2038	3,310	3,435
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/2039	660	675
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2039	155	161
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/2045	5,020	4,925
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2047	4,325	4,445
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2047	4,835	5,076
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2047	7,000	7,473
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	2.375%	1/1/2048	300	200
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2051	10,255	10,717
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2053	24,720	25,998
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2055	30,940	32,834
					575,526
Arkansas (0.1%)
	Beaver Water District of Benton & Washington Counties Water Revenue	5.000%	4/15/2055	5,425	5,608
	Fayetteville School District No. 1 GO	4.000%	2/1/2046	5,000	4,726
	Fayetteville School District No. 1 GO	2.750%	6/1/2046	155	111
	Fayetteville School District No. 1 GO	4.000%	2/1/2050	3,085	2,858
	Fayetteville School District No. 1 GO	3.000%	6/1/2050	70	52
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/2047	5,950	5,709
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/2050	2,000	1,877
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.250%	8/1/2053	2,325	2,212
	University of Arkansas College & University Revenue	5.000%	12/1/2045	6,460	6,716
					29,869

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California (16.2%)
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/2052	13,040	13,390
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	8,800	2,273
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	2,440	652
[1,3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/2037	0.000%	10/1/2051	4,300	2,497
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/2037	0.000%	10/1/2047	4,900	2,861
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/2037	0.000%	10/1/2048	9,305	5,401
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/2037	0.000%	10/1/2049	3,050	1,763
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/2037	0.000%	10/1/2050	1,730	997
[1,3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/2037	0.000%	10/1/2052	31,590	18,260
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	2,550	2,524
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	4,790	4,855
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	3,650	3,706
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2035	150	109
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	2,280	2,309
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	1,915	1,943
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/2036	70	68
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	505	511
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/2037	530	532
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	4,130	4,176
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	20	18
[2]	Alameda County Oakland Unified School District GO	4.000%	8/1/2046	5,790	5,526
[1]	Alameda County Oakland Unified School District GO	5.250%	8/1/2048	5,395	5,760
[3]	Allan Hancock CA Joint Community College District GO, 5.600% coupon rate effective 8/1/2033	0.000%	8/1/2047	380	287
[1]	Alvord Unified School District GO	0.000%	8/1/2041	220	118
[1]	Alvord Unified School District GO	0.000%	8/1/2043	590	289
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	2,500	2,600
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	2,135	2,217
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.500%	10/1/2055	2,700	2,844
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2029	600	549
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2030	3,310	2,953
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2032	2,525	2,117
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/2036	1,490	1,094
	Anaheim Union High School District GO	4.500%	8/1/2050	5,000	5,034
	Anaheim Union High School District GO	4.625%	8/1/2052	5,000	5,059
	Antelope Valley Community College District GO	4.000%	8/1/2046	9,625	9,788
	Antelope Valley Community College District GO	0.000%	2/1/2050	1,910	615
	Antelope Valley Community College District GO	3.000%	8/1/2050	7,145	5,390
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program) PUT	5.000%	4/1/2028	8,025	8,267
[1]	Bass Lake Joint Elementary District GO	0.000%	8/1/2045	3,030	1,260
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	120	124
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	285	304
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	265	283
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2029	675	688
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2029	425	467
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	95	107
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	415	422
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	120	138
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2034	1,000	1,014
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2035	1,030	1,043
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/2036	5,040	5,043
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2037	18,570	18,743
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2038	6,120	6,168
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2042	5,800	5,796
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	3,500	3,929
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	5,000	5,461
	Bay Area Toll Authority Highway Revenue	3.500%	4/1/2047	700	594
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2047	22,155	20,963
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2048	1,500	1,603
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2049	4,460	4,146
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2053	2,010	2,117
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2054	5,455	4,005
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/2056	13,780	8,944

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2056	5,065	4,680
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	540	540
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	9,850	9,641
[5]	Bay Area Toll Authority Highway Revenue VRDO	2.650%	2/2/2026	15,000	15,000
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2027	180	186
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	215	235
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	340	371
	Beverly Hills CA Unified School District GO	0.000%	8/1/2031	740	652
	Beverly Hills CA Unified School District GO	0.000%	8/1/2032	4,535	3,882
	Beverly Hills CA Unified School District GO	0.000%	8/1/2033	6,355	5,270
	Beverly Hills CA Unified School District GO	0.000%	8/1/2037	1,850	1,146
	Beverly Hills CA Unified School District GO	3.000%	8/1/2044	290	243
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/2048	1,635	1,698
	California Department of Water Resources Water Revenue	5.000%	12/1/2026	550	564
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	365	385
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	400	422
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	1,835	1,880
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	405	441
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	720	737
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	295	330
	California Department of Water Resources Water Revenue	5.000%	12/1/2030	360	413
	California Department of Water Resources Water Revenue	5.000%	12/1/2030	380	389
	California Department of Water Resources Water Revenue	5.000%	12/1/2031	450	515
	California Department of Water Resources Water Revenue	5.000%	12/1/2031	355	363
	California Department of Water Resources Water Revenue	5.000%	12/1/2031	705	741
	California Department of Water Resources Water Revenue	5.000%	12/1/2031	35	39
	California Department of Water Resources Water Revenue	5.000%	12/1/2032	230	262
	California Department of Water Resources Water Revenue	5.000%	12/1/2033	75	82
	California Department of Water Resources Water Revenue	4.000%	12/1/2034	8,095	8,170
	California Department of Water Resources Water Revenue	5.000%	12/1/2034	790	893
	California Department of Water Resources Water Revenue	5.000%	12/1/2034	500	544
	California Department of Water Resources Water Revenue	4.000%	12/1/2035	1,200	1,210
	California Department of Water Resources Water Revenue	5.000%	12/1/2035	790	888
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2030	50	57
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	245	287
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2032	110	131
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2033	10	11
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2034	4,000	4,725
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/2026	210	215
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/2029	130	143
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	495	545
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2033	435	524
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2035	12,645	15,692
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/2039	4,120	5,117
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	10,640	12,643
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2044	800	804
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	20,000	23,117
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	8,165	9,327
	California Educational Facilities Authority College & University Revenue	4.000%	4/1/2047	5,040	4,689
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2047	1,000	1,003
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2049	26,460	29,846
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/2051	11,420	7,199
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	11,840	13,296
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2055	22,405	23,561
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	5,270	6,088
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2035	7,360	8,980
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2054	8,610	9,098
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	2,000	2,151
	California GO	3.000%	3/1/2026	2,875	2,877
	California GO	5.000%	3/1/2026	12,000	12,029
	California GO	3.875%	8/1/2026	11,975	12,072
	California GO	4.000%	8/1/2026	400	404
	California GO	5.000%	8/1/2026	1,175	1,193
	California GO	5.000%	8/1/2026	5,305	5,386
	California GO	5.000%	8/1/2026	7,040	7,147
	California GO	5.000%	8/1/2026	3,435	3,487
	California GO	5.000%	8/1/2026	3,310	3,360
	California GO	5.000%	8/1/2026	30	30

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/2026	10	10
	California GO	4.000%	9/1/2026	7,585	7,676
	California GO	5.000%	9/1/2026	9,480	9,649
	California GO	5.000%	9/1/2026	235	239
	California GO	5.000%	9/1/2026	1,555	1,583
	California GO	5.000%	9/1/2026	2,605	2,651
	California GO	5.000%	9/1/2026	5,000	5,089
	California GO	5.000%	9/1/2026	8,000	8,142
	California GO	5.000%	9/1/2026	60	60
	California GO	5.000%	10/1/2026	3,780	3,857
	California GO	5.000%	10/1/2026	1,875	1,913
	California GO	5.000%	10/1/2026	500	510
	California GO	5.000%	10/1/2026	2,030	2,071
	California GO	4.000%	11/1/2026	3,025	3,072
	California GO	5.000%	11/1/2026	2,295	2,348
	California GO	5.000%	11/1/2026	12,075	12,351
	California GO	5.000%	11/1/2026	5,015	5,130
	California GO	5.000%	12/1/2026	9,625	9,870
[6]	California GO	5.000%	2/1/2027	3,990	4,110
	California GO	5.000%	3/1/2027	15,000	15,488
	California GO	5.000%	3/1/2027	200	200
	California GO	5.000%	4/1/2027	11,955	12,367
	California GO	5.000%	4/1/2027	2,995	3,098
	California GO	3.500%	8/1/2027	7,655	7,800
	California GO	5.000%	8/1/2027	2,000	2,028
	California GO	5.000%	8/1/2027	5,050	5,273
	California GO	5.000%	8/1/2027	16,310	17,031
	California GO	5.000%	8/1/2027	9,230	9,638
	California GO	5.000%	8/1/2027	230	231
	California GO	5.000%	8/1/2027	20	20
	California GO	5.000%	9/1/2027	1,010	1,027
	California GO	5.000%	9/1/2027	1,180	1,235
	California GO	5.000%	9/1/2027	8,030	8,404
	California GO	4.000%	10/1/2027	21,330	22,029
	California GO	5.000%	10/1/2027	1,435	1,505
	California GO	5.000%	10/1/2027	2,830	2,843
	California GO	5.000%	10/1/2027	55	55
	California GO	5.000%	11/1/2027	1,000	1,051
	California GO	5.000%	11/1/2027	2,355	2,476
	California GO	5.000%	11/1/2027	2,450	2,576
	California GO	5.000%	11/1/2027	3,580	3,764
	California GO	5.000%	11/1/2027	3,590	3,775
	California GO	5.000%	11/1/2027	4,365	4,590
	California GO	5.000%	11/1/2027	1,260	1,325
	California GO	5.000%	12/1/2027	8,300	8,747
	California GO	3.000%	3/1/2028	4,370	4,436
	California GO	5.000%	3/1/2028	10,000	10,601
	California GO	5.000%	3/1/2028	18,885	20,021
	California GO	5.000%	3/1/2028	130	130
	California GO	5.000%	4/1/2028	6,375	6,773
	California GO	5.000%	4/1/2028	6,715	7,135
	California GO	5.000%	8/1/2028	6,475	6,569
	California GO	5.000%	8/1/2028	8,135	8,483
	California GO	5.000%	8/1/2028	480	501
	California GO	5.000%	8/1/2028	7,645	8,196
	California GO	5.000%	8/1/2028	16,300	17,474
	California GO	5.000%	8/1/2028	15	15
	California GO	4.000%	9/1/2028	315	318
	California GO	5.000%	9/1/2028	7,990	8,125
	California GO	5.000%	9/1/2028	1,240	1,261
	California GO	5.000%	10/1/2028	150	162
	California GO	5.000%	10/1/2028	5,090	5,481
	California GO	5.000%	10/1/2028	340	366
	California GO	5.000%	10/1/2028	22,295	24,006
	California GO	5.000%	10/1/2028	8,280	8,915
	California GO	5.000%	10/1/2028	5	5
	California GO	5.000%	11/1/2028	20,115	21,706
	California GO	5.000%	12/1/2028	14,350	15,519
	California GO	5.000%	2/1/2029	25	25
	California GO	3.000%	3/1/2029	65	65

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	3.000%	3/1/2029	310	310
California GO	5.000%	3/1/2029	535	582
California GO	5.000%	3/1/2029	8,350	9,089
California GO	5.000%	4/1/2029	9,005	9,822
California GO	5.000%	4/1/2029	3,305	3,605
California GO	5.000%	8/1/2029	7,660	7,772
California GO	5.000%	8/1/2029	1,475	1,537
California GO	5.000%	8/1/2029	13,350	13,545
California GO	5.000%	8/1/2029	3,855	4,133
California GO	5.000%	8/1/2029	14,060	15,465
California GO	5.000%	8/1/2029	25	25
California GO	3.000%	9/1/2029	155	155
California GO	5.000%	9/1/2029	1,090	1,108
California GO	5.000%	9/1/2029	2,110	2,146
California GO	5.000%	9/1/2029	1,125	1,240
California GO	5.000%	9/1/2029	10,775	11,876
California GO	5.000%	10/1/2029	14,685	16,219
California GO	5.000%	10/1/2029	3,620	3,897
California GO	5.000%	10/1/2029	7,705	8,510
California GO	5.000%	10/1/2029	8,110	8,957
California GO	5.000%	10/1/2029	5,970	6,594
California GO	4.000%	11/1/2029	9,000	9,600
California GO	5.000%	11/1/2029	22,995	25,449
California GO	5.000%	11/1/2029	12,065	13,353
California GO	5.000%	11/1/2029	16,810	17,636
California GO	5.000%	11/1/2029	2,530	2,800
California GO	5.000%	12/1/2029	3,455	3,832
California GO	5.000%	3/1/2030	2,660	2,968
California GO	5.000%	4/1/2030	1,785	1,995
California GO	5.000%	8/1/2030	8,140	8,256
California GO	5.000%	8/1/2030	21,385	22,274
California GO	5.000%	8/1/2030	8,865	9,498
California GO	5.000%	8/1/2030	5,245	5,906
California GO	5.000%	8/1/2030	9,265	10,433
California GO	5.000%	8/1/2030	24,600	27,702
California GO	5.000%	8/1/2030	205	205
California GO	5.000%	9/1/2030	2,450	2,491
California GO	5.000%	9/1/2030	5,520	5,612
California GO	5.000%	9/1/2030	5,055	5,703
California GO	5.000%	9/1/2030	1,500	1,692
California GO	5.000%	10/1/2030	10,485	11,568
California GO	5.000%	10/1/2030	4,885	5,255
California GO	5.000%	10/1/2030	3,315	3,747
California GO	5.000%	10/1/2030	5	5
California GO	5.000%	11/1/2030	2,480	2,808
California GO	5.000%	12/1/2030	1,140	1,293
California GO	5.000%	3/1/2031	2,305	2,567
California GO	5.000%	4/1/2031	7,505	8,572
California GO	5.000%	4/1/2031	4,335	4,951
California GO	5.000%	4/1/2031	1,615	1,759
California GO	3.250%	8/1/2031	14,970	15,588
California GO	4.000%	8/1/2031	1,000	1,007
California GO	5.000%	8/1/2031	1,720	1,977
California GO	5.000%	8/1/2031	12,295	14,135
California GO	5.000%	8/1/2031	3,000	3,449
California GO	5.000%	8/1/2031	14,000	14,571
California GO	5.000%	8/1/2031	18,655	21,446
California GO	3.250%	9/1/2031	5	5
California GO	4.000%	9/1/2031	7,140	7,197
California GO	5.000%	9/1/2031	2,200	2,235
California GO	5.000%	9/1/2031	4,975	5,055
California GO	5.000%	9/1/2031	1,170	1,347
California GO	5.000%	9/1/2031	3,505	4,036
California GO	5.000%	9/1/2031	5,465	6,293
California GO	5.000%	10/1/2031	10,705	11,791
California GO	5.000%	10/1/2031	5,230	6,031
California GO	5.000%	10/1/2031	7,330	8,453
California GO	5.000%	11/1/2031	405	424
California GO	5.000%	11/1/2031	500	524
California GO	5.000%	11/1/2031	995	1,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/2031	5,500	5,920
	California GO	5.000%	12/1/2031	1,000	1,009
	California GO	5.000%	3/1/2032	2,715	3,158
	California GO	5.000%	4/1/2032	11,225	13,075
	California GO	5.000%	4/1/2032	2,830	3,297
	California GO	5.000%	4/1/2032	2,645	2,875
	California GO	3.500%	8/1/2032	8,025	8,463
	California GO	4.000%	8/1/2032	8,325	8,379
	California GO	5.000%	8/1/2032	1,330	1,348
	California GO	5.000%	8/1/2032	3,760	4,404
	California GO	5.000%	8/1/2032	1,815	2,126
	California GO	5.000%	8/1/2032	135	135
[1]	California GO	5.250%	8/1/2032	43,865	50,710
	California GO	3.000%	9/1/2032	520	520
	California GO	4.000%	9/1/2032	13,560	13,661
	California GO	4.000%	9/1/2032	10	10
	California GO	4.000%	9/1/2032	2,000	2,015
	California GO	4.000%	9/1/2032	305	307
	California GO	5.000%	9/1/2032	2,465	2,503
	California GO	5.000%	9/1/2032	3,430	3,482
	California GO	5.000%	9/1/2032	3,210	3,764
	California GO	5.000%	9/1/2032	885	1,038
	California GO	5.000%	9/1/2032	40	40
	California GO	3.000%	10/1/2032	335	335
	California GO	5.000%	10/1/2032	2,230	2,449
	California GO	5.000%	10/1/2032	16,735	19,028
	California GO	5.000%	10/1/2032	9,255	10,638
	California GO	5.000%	10/1/2032	65	65
	California GO	5.000%	11/1/2032	1,375	1,438
	California GO	5.000%	11/1/2032	11,020	11,848
	California GO	5.000%	11/1/2032	500	523
	California GO	5.000%	11/1/2032	2,540	2,986
	California GO	5.000%	11/1/2032	235	264
	California GO	5.000%	12/1/2032	150	151
	California GO	5.000%	3/1/2033	1,115	1,235
	California GO	5.000%	3/1/2033	2,690	2,979
	California GO	5.000%	3/1/2033	7,000	8,266
	California GO	5.000%	4/1/2033	7,900	8,564
	California GO	5.000%	4/1/2033	1,065	1,234
	California GO	4.000%	8/1/2033	2,000	2,012
	California GO	5.000%	8/1/2033	8,730	8,840
	California GO	5.000%	8/1/2033	2,325	2,414
	California GO	5.000%	8/1/2033	7,295	8,670
	California GO	5.000%	8/1/2033	4,950	5,883
	California GO	5.000%	8/1/2033	16,235	19,294
	California GO	3.000%	9/1/2033	2,580	2,580
	California GO	3.375%	9/1/2033	10	10
	California GO	4.000%	9/1/2033	505	508
	California GO	4.000%	9/1/2033	695	700
	California GO	5.000%	9/1/2033	1,355	1,375
	California GO	5.000%	9/1/2033	1,120	1,307
	California GO	5.000%	9/1/2033	5,075	6,039
	California GO	5.000%	9/1/2033	3,000	3,570
	California GO	5.000%	9/1/2033	6,000	7,139
	California GO	5.000%	9/1/2033	2,325	2,767
	California GO	5.000%	9/1/2033	11,030	13,125
	California GO	3.000%	10/1/2033	730	738
	California GO	4.000%	10/1/2033	985	1,056
	California GO	5.000%	10/1/2033	5,725	6,754
	California GO	5.000%	10/1/2033	65	65
	California GO	5.000%	11/1/2033	350	393
	California GO	5.000%	3/1/2034	1,485	1,640
	California GO	5.000%	8/1/2034	3,275	3,397
	California GO	5.000%	8/1/2034	5,535	5,601
	California GO	5.000%	8/1/2034	75	75
	California GO	4.000%	9/1/2034	16,725	16,828
	California GO	4.000%	9/1/2034	260	262
	California GO	4.000%	9/1/2034	80	80
	California GO	4.000%	9/1/2034	13,095	14,516
	California GO	5.000%	9/1/2034	3,185	3,229

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	9/1/2034	2,255	2,618
California GO	5.000%	9/1/2034	5,165	6,113
California GO	5.000%	9/1/2034	10,530	12,694
California GO	5.000%	9/1/2034	1,105	1,332
California GO	5.000%	9/1/2034	15	15
California GO	3.000%	10/1/2034	8,410	8,479
California GO	4.000%	10/1/2034	5,785	6,056
California GO	4.000%	10/1/2034	6,615	7,062
California GO	5.000%	10/1/2034	8,020	9,413
California GO	4.000%	11/1/2034	3,290	3,362
California GO	4.000%	11/1/2034	1,900	2,018
California GO	5.000%	11/1/2034	1,690	1,889
California GO	5.000%	12/1/2034	3,570	3,598
California GO	5.000%	12/1/2034	19,495	21,825
California GO	5.000%	3/1/2035	2,215	2,438
California GO	5.000%	3/1/2035	27,750	30,546
California GO	5.000%	3/1/2035	15,000	18,178
California GO	3.125%	4/1/2035	505	510
California GO	5.000%	4/1/2035	4,500	5,165
California GO	5.000%	4/1/2035	16,315	17,397
California GO	3.500%	8/1/2035	290	290
California GO	5.000%	8/1/2035	1,000	1,011
California GO	5.000%	8/1/2035	10,905	11,292
California GO	5.000%	8/1/2035	230	230
California GO	3.000%	9/1/2035	860	854
California GO	4.000%	9/1/2035	7,470	7,511
California GO	4.000%	9/1/2035	5,105	5,133
California GO	5.000%	9/1/2035	16,330	16,545
California GO	5.000%	9/1/2035	5,280	6,090
California GO	5.000%	9/1/2035	10,030	11,782
California GO	5.000%	10/1/2035	5,120	5,965
California GO	4.000%	11/1/2035	235	239
California GO	4.000%	11/1/2035	2,320	2,449
California GO	5.000%	11/1/2035	1,180	1,228
California GO	3.750%	12/1/2035	70	70
California GO	5.000%	12/1/2035	14,235	15,849
California GO	4.000%	3/1/2036	13,585	14,206
California GO	5.000%	3/1/2036	935	1,023
California GO	5.000%	4/1/2036	7,900	8,480
California GO	4.000%	8/1/2036	1,500	1,506
California GO	5.000%	8/1/2036	9,035	9,554
California GO	5.000%	8/1/2036	55	56
California GO	5.000%	8/1/2036	5,890	6,089
California GO	5.000%	8/1/2036	9,140	11,010
California GO	3.000%	9/1/2036	2,580	2,532
California GO	4.000%	9/1/2036	215	216
California GO	4.000%	9/1/2036	685	688
California GO	5.000%	9/1/2036	575	582
California GO	5.000%	9/1/2036	6,620	7,567
California GO	5.000%	9/1/2036	6,835	7,972
California GO	5.000%	9/1/2036	13,020	15,316
California GO	3.000%	10/1/2036	1,625	1,623
California GO	4.000%	10/1/2036	6,430	6,651
California GO	5.000%	10/1/2036	20,000	23,147
California GO	2.000%	11/1/2036	150	130
California GO	4.000%	11/1/2036	35	36
California GO	4.000%	11/1/2036	1,030	1,080
California GO	5.000%	11/1/2036	6,600	7,010
California GO	5.000%	11/1/2036	5,745	6,346
California GO	5.000%	11/1/2036	10,000	11,875
California GO	5.000%	4/1/2037	1,360	1,453
California GO	5.000%	4/1/2037	2,210	2,494
California GO	4.000%	8/1/2037	40	40
California GO	4.000%	8/1/2037	165	167
California GO	5.000%	8/1/2037	5,595	5,651
California GO	5.000%	8/1/2037	1,145	1,207
California GO	5.000%	8/1/2037	15,585	18,217
California GO	5.000%	8/1/2037	11,815	14,016
California GO	4.000%	9/1/2037	925	928
California GO	4.000%	9/1/2037	10,700	11,458

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	3.000%	10/1/2037	14,245	13,701
California GO	4.000%	10/1/2037	5,555	5,714
California GO	4.000%	10/1/2037	2,120	2,219
California GO	5.000%	10/1/2037	5,185	5,786
California GO	5.000%	11/1/2037	22,705	24,026
California GO	5.000%	11/1/2037	2,365	2,452
California GO	5.000%	11/1/2037	2,960	3,361
California GO	4.000%	3/1/2038	7,105	7,357
California GO	5.000%	4/1/2038	5,505	5,861
California GO	4.000%	8/1/2038	885	888
California GO	5.000%	9/1/2038	4,000	4,573
California GO	5.000%	8/1/2039	6,430	7,404
California GO	5.000%	8/1/2039	8,775	10,239
California GO	4.000%	10/1/2039	21,760	22,238
California GO	4.000%	10/1/2039	4,760	4,931
California GO	5.000%	10/1/2039	4,685	4,699
California GO	5.000%	10/1/2039	3,485	3,727
California GO	5.000%	10/1/2039	1,325	1,496
California GO	5.000%	11/1/2039	17,480	18,392
California GO	4.000%	3/1/2040	5,000	5,127
California GO	5.000%	8/1/2041	7,000	8,060
California GO	5.000%	9/1/2041	9,870	10,833
California GO	5.000%	9/1/2041	2,000	2,263
California GO	4.000%	10/1/2041	30,250	31,025
California GO	5.000%	10/1/2041	12,010	13,101
California GO	3.000%	11/1/2041	210	192
California GO	4.000%	11/1/2041	2,905	2,905
California GO	4.000%	4/1/2042	500	511
California GO	5.000%	4/1/2042	11,410	11,682
California GO	5.000%	4/1/2042	11,525	12,602
California GO	5.000%	8/1/2042	14,195	16,135
California GO	4.000%	9/1/2042	1,710	1,750
California GO	5.000%	9/1/2042	12,925	14,206
California GO	5.000%	10/1/2042	20,000	21,006
California GO	5.000%	10/1/2042	15,035	16,642
California GO	5.000%	11/1/2042	8,025	8,838
California GO	4.000%	2/1/2043	25	25
California GO	5.000%	8/1/2043	17,280	19,367
California GO	4.000%	9/1/2043	6,545	6,650
California GO	4.000%	9/1/2043	6,035	6,137
California GO	5.000%	9/1/2043	4,330	4,761
California GO	5.000%	9/1/2043	21,405	23,656
California GO	2.250%	11/1/2043	255	189
California GO	2.375%	12/1/2043	1,415	1,070
California GO	5.000%	12/1/2043	135	144
California GO	5.000%	8/1/2044	4,985	5,476
California GO	5.000%	8/1/2044	13,260	14,696
California GO	5.250%	8/1/2044	10,305	11,523
California GO	5.000%	9/1/2044	12,255	13,411
California GO	4.000%	10/1/2044	5,220	5,223
California GO	4.000%	11/1/2044	635	630
California GO	4.000%	3/1/2045	85	83
California GO	3.250%	4/1/2045	5,300	4,547
California GO	4.000%	8/1/2045	120	117
California GO	5.000%	8/1/2045	8,435	9,240
California GO	5.000%	8/1/2045	10,490	11,492
California GO	4.000%	9/1/2045	40	39
California GO	5.000%	9/1/2045	7,560	7,604
California GO	5.000%	10/1/2045	19,725	21,205
California GO	5.250%	10/1/2045	10,250	11,192
California GO	4.000%	11/1/2045	16,725	16,271
California GO	3.000%	3/1/2046	5,160	4,150
California GO	3.000%	9/1/2046	1,385	1,085
California GO	5.000%	9/1/2046	1,600	1,608
California GO	2.375%	10/1/2046	6,795	4,777
California GO	3.000%	12/1/2046	100	80
California GO	5.000%	4/1/2047	13,405	14,139
California GO	4.000%	9/1/2047	12,400	12,140
California GO	5.250%	9/1/2047	16,330	17,532
California GO	3.625%	10/1/2047	1,070	927

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	10/1/2047	15,885	15,905
	California GO	5.000%	11/1/2047	16,630	16,885
	California GO	5.000%	9/1/2048	12,250	13,047
	California GO	4.125%	3/1/2049	3,990	3,938
	California GO	5.000%	3/1/2049	15,810	16,911
	California GO	4.000%	4/1/2049	710	688
	California GO	4.000%	8/1/2049	11,810	11,435
	California GO	5.000%	8/1/2049	3,085	3,288
	California GO	5.500%	8/1/2049	5,075	5,609
	California GO	3.000%	10/1/2049	18,030	13,758
	California GO	2.500%	12/1/2049	2,355	1,611
	California GO	3.000%	12/1/2049	400	305
	California GO	2.500%	3/1/2050	2,000	1,358
	California GO	3.000%	3/1/2050	3,000	2,278
	California GO	4.000%	3/1/2050	3,000	2,897
	California GO	4.000%	10/1/2050	7,330	7,075
	California GO	5.250%	10/1/2050	20,505	21,918
	California GO	3.000%	11/1/2050	2,880	2,179
[2]	California GO	3.000%	11/1/2050	4,000	3,054
	California GO	4.000%	11/1/2050	11,900	11,292
	California GO	4.500%	12/1/2050	8,250	8,171
	California GO	2.375%	10/1/2051	200	128
	California GO	3.000%	4/1/2052	14,390	10,788
	California GO	4.000%	9/1/2052	100	96
	California GO	4.250%	9/1/2052	4,485	4,467
	California GO	5.000%	9/1/2052	4,085	4,275
	California GO	5.000%	11/1/2052	12,500	13,239
	California GO	5.250%	9/1/2053	500	535
	California GO	4.000%	8/1/2054	4,890	4,662
	California GO	5.250%	8/1/2054	2,930	3,149
	California GO	5.500%	8/1/2054	2,940	3,218
	California GO	5.000%	3/1/2055	16,000	16,939
	California GO	5.250%	8/1/2055	13,420	14,520
	California GO, Prere.	5.000%	8/1/2027	40	42
	California GO, Prere.	4.000%	3/1/2030	290	311
	California GO, Prere.	5.000%	3/1/2030	590	656
	California GO, Prere.	5.000%	3/1/2030	70	78
	California GO, Prere.	4.000%	11/1/2030	35	38
	California GO, Prere.	4.000%	11/1/2030	40	43
	California GO, Prere.	5.000%	11/1/2030	5	6
	California GO, Prere.	5.000%	12/1/2030	5	6
[5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.650%	2/2/2026	28,490	28,490
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2029	970	1,040
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	1,145	1,167
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2050	4,000	4,223
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2052	3,920	3,975
	California Infrastructure & Economic Development Bank College & University Revenue	4.500%	5/15/2055	10,000	9,967
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	9,000	9,539
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/2026	140	142
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,290	1,365
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,160	1,225
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,275	1,346
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/2047	5,020	5,313
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/2052	5,370	5,609
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2044	2,815	2,922
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2049	6,680	6,849
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/2029	17,295	17,587
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/2029	3,695	4,089
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/2045	5,380	5,195
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/2050	1,025	755
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2026	70	71
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	180	186
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	450	474
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	260	270
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2029	380	406
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2035	200	212
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2039	105	110
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2043	9,000	9,142
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2044	3,700	3,739
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2045	4,725	4,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2043	470	473
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/2053	2,500	2,561
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/2028	50	53
	California Municipal Finance Authority Industrial Revenue VRDO	2.500%	2/2/2026	12,190	12,190
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2043	1,620	1,664
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2048	6,960	7,058
	California Municipal Finance Authority Lease (Abatement) Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2042	680	697
	California Municipal Finance Authority Lease (Abatement) Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	4.000%	6/1/2047	1,185	1,145
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2046	800	748
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2048	5,000	4,557
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2048	400	401
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2049	3,500	3,440
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2052	2,000	1,946
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	2,400	1,738
	California Municipal Finance Authority Private Schools Revenue	5.000%	9/1/2049	3,000	3,123
	California Municipal Finance Authority Private Schools Revenue	5.000%	9/1/2054	3,000	3,072
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	19,105	5,905
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2026	340	341
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2026	1,180	1,197
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2027	115	115
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2027	60	63
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2028	6,025	6,371
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2028	640	643
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2028	2,445	2,620
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	2,355	2,465
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	3,165	3,436
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2029	835	873
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2030	5,150	5,792
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2032	1,440	1,667
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2032	3,095	3,536
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2033	4,810	5,473
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2034	1,800	2,040
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2035	1,860	2,208
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2035	695	784
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	580	651
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2043	2,625	2,650
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	2,735	3,003
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	3,640	3,946
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2049	31,625	33,391
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2026	2,175	2,227
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2027	6,400	6,689
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2027	1,500	1,578
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2028	1,290	1,394
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	2,000	2,203
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2032	15,000	15,140
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	2,300	2,740
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2036	1,500	1,802
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	4,200	4,930
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2037	1,335	1,521
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2038	3,800	4,477
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	2,420	2,790
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/2039	4,000	3,798
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2039	7,220	8,442
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2040	1,000	1,163
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2043	3,340	3,764
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	2,775	3,092
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	4,890	5,367
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	11,195	10,951
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2049	7,000	6,766
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2050	7,500	7,933
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/2026	135	138
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	220	230
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	50	52
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2030	270	304
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2035	7,050	7,950
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/2037	1,395	1,462

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2046	2,580	2,523
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	535	563
	California State University College & University Revenue	5.000%	11/1/2026	25	26
	California State University College & University Revenue	5.000%	11/1/2026	5	5
	California State University College & University Revenue	5.000%	11/1/2027	220	228
	California State University College & University Revenue	5.000%	11/1/2027	2,785	2,806
	California State University College & University Revenue	5.000%	11/1/2027	5	5
	California State University College & University Revenue	5.000%	11/1/2028	870	876
	California State University College & University Revenue	5.000%	11/1/2028	675	700
	California State University College & University Revenue	5.000%	11/1/2029	310	321
	California State University College & University Revenue	5.000%	11/1/2029	1,200	1,209
	California State University College & University Revenue	5.000%	11/1/2030	95	95
	California State University College & University Revenue	5.000%	11/1/2031	560	580
	California State University College & University Revenue	5.000%	11/1/2031	11,525	13,457
	California State University College & University Revenue	5.000%	11/1/2032	595	616
	California State University College & University Revenue	5.000%	11/1/2032	8,560	8,619
	California State University College & University Revenue	3.000%	11/1/2033	330	330
	California State University College & University Revenue	5.000%	11/1/2033	510	527
	California State University College & University Revenue	4.000%	11/1/2034	3,125	3,132
	California State University College & University Revenue	4.000%	11/1/2034	150	150
	California State University College & University Revenue	5.000%	11/1/2034	2,870	3,505
	California State University College & University Revenue	4.000%	11/1/2035	2,190	2,194
	California State University College & University Revenue	5.000%	11/1/2035	535	552
	California State University College & University Revenue	3.125%	11/1/2036	1,675	1,655
	California State University College & University Revenue	5.000%	11/1/2036	1,320	1,359
	California State University College & University Revenue	5.000%	11/1/2036	275	277
	California State University College & University Revenue	3.200%	11/1/2037	340	335
	California State University College & University Revenue	4.000%	11/1/2037	375	376
	California State University College & University Revenue	5.000%	11/1/2037	305	314
	California State University College & University Revenue	5.000%	11/1/2037	15	15
	California State University College & University Revenue	4.000%	11/1/2038	4,140	4,145
	California State University College & University Revenue	5.000%	11/1/2038	130	134
	California State University College & University Revenue	5.000%	11/1/2038	60	60
	California State University College & University Revenue	5.000%	11/1/2041	6,375	6,404
	California State University College & University Revenue	5.000%	11/1/2042	3,990	4,075
	California State University College & University Revenue	5.000%	11/1/2042	2,000	2,291
	California State University College & University Revenue	4.000%	11/1/2043	11,930	11,915
	California State University College & University Revenue	5.000%	11/1/2043	4,145	4,315
	California State University College & University Revenue	5.000%	11/1/2043	5,260	5,944
	California State University College & University Revenue	5.000%	11/1/2043	75	75
	California State University College & University Revenue	5.000%	11/1/2044	35	37
	California State University College & University Revenue	4.000%	11/1/2045	2,505	2,442
	California State University College & University Revenue	5.000%	11/1/2045	1,190	1,194
	California State University College & University Revenue	5.000%	11/1/2045	5,020	5,538
	California State University College & University Revenue	5.000%	11/1/2046	3,560	3,888
	California State University College & University Revenue	5.500%	11/1/2046	2,575	2,897
	California State University College & University Revenue	5.000%	11/1/2047	2,590	2,624
	California State University College & University Revenue	5.000%	11/1/2047	70	70
	California State University College & University Revenue	5.000%	11/1/2048	2,525	2,590
	California State University College & University Revenue	5.000%	11/1/2049	1,775	1,834
	California State University College & University Revenue	5.500%	11/1/2049	1,000	1,111
	California State University College & University Revenue	5.250%	11/1/2050	7,000	7,669
	California State University College & University Revenue	3.000%	11/1/2052	500	370
	California State University College & University Revenue	5.250%	11/1/2053	4,720	5,061
	California State University College & University Revenue	4.000%	11/1/2055	8,410	7,881
	California State University College & University Revenue	5.500%	11/1/2055	8,000	8,785
	California State University College & University Revenue	4.625%	11/1/2056	9,335	9,492
	California State University College & University Revenue	5.250%	11/1/2056	12,000	13,008
	California State University College & University Revenue PUT	0.550%	11/1/2026	2,500	2,460
	California State University College & University Revenue PUT	3.125%	11/1/2026	5,260	5,265
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2040	500	460
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/2045	4,100	4,002
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2042	405	409
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2050	800	801
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	5,000	3,741
[1]	Centinela Valley Union High School District GO	4.000%	8/1/2050	300	278
	Cerritos Community College District GO	3.000%	8/1/2044	20	17
	Chabot-Las Positas Community College District GO	4.000%	8/1/2033	595	599
	Chabot-Las Positas Community College District GO	4.000%	8/1/2035	1,000	1,005
	Chabot-Las Positas Community College District GO	4.000%	8/1/2037	25,560	25,652

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chabot-Las Positas Community College District GO	4.000%	8/1/2047	2,825	2,725
	Chabot-Las Positas Community College District GO	5.250%	8/1/2048	8,170	8,743
	Chaffey Community College District GO, Prere.	4.000%	6/1/2028	85	89
	Chaffey Community College District GO, Prere.	5.000%	6/1/2028	1,650	1,758
	Chaffey Joint Union High School District GO	0.000%	8/1/2040	3,455	1,912
	Chico Unified School District GO	4.000%	8/1/2044	1,750	1,742
[1]	Chino Valley Unified School District GO	3.375%	8/1/2050	5,000	4,105
	Chino Valley Unified School District GO	4.000%	8/1/2055	7,300	6,797
	Chino Valley Unified School District GO	5.000%	8/1/2055	14,025	14,434
	Chino Valley Unified School District GO	5.000%	8/1/2055	6,395	6,720
	Citrus Community College District GO	5.000%	8/1/2049	2,000	2,112
	Clovis Unified School District GO	4.000%	8/1/2040	35	35
	Clovis Unified School District GO	5.000%	8/1/2047	2,500	2,602
	Clovis Unified School District GO	4.000%	8/1/2048	4,115	3,931
[1]	Coast Community College District GO	0.000%	8/1/2027	100	97
	Coast Community College District GO	0.000%	8/1/2041	10,110	5,507
	Coast Community College District GO	4.000%	8/1/2042	1,000	1,001
	Coast Community College District GO	0.000%	8/1/2043	7,200	3,463
	Coast Community College District GO, Prere.	4.500%	8/1/2027	730	757
[1]	Colton Joint Unified School District GO	0.000%	8/1/2042	990	483
[2]	Colton Joint Unified School District GO	5.000%	8/1/2055	5,000	5,247
[2]	Compton CA Unified School District GO	0.000%	6/1/2036	2,500	1,718
[2]	Compton CA Unified School District GO	3.000%	6/1/2049	15	11
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/2034	415	447
	Coronado Community Development Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	325	325
[1]	Corona-Norco Unified School District GO	0.000%	8/1/2039	675	390
	Corona-Norco Unified School District GO	4.000%	8/1/2043	85	84
	Cypress School District GO	0.000%	8/1/2040	250	137
[3]	Cypress School District GO, 8.125% coupon rate effective 8/1/2031	0.000%	8/1/2050	330	312
	Desert Community College District GO	4.000%	8/1/2039	5,880	5,920
	Desert Community College District GO	4.000%	8/1/2051	8,470	7,997
	Desert Community College District GO	4.000%	8/1/2051	4,395	4,182
	Desert Community College District GO	5.000%	8/1/2051	1,060	1,125
	Desert Sands Unified School District GO	4.000%	8/1/2044	4,900	4,864
	Desert Sands Unified School District GO	4.000%	8/1/2050	4,500	4,275
	Downey Unified School District GO	4.000%	8/1/2052	4,370	4,151
	Dublin Unified School District GO	4.125%	8/1/2049	2,000	1,957
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2028	80	83
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	145	151
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	14,400	15,898
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	305	317
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	4,400	4,988
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2036	4,600	5,654
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	3,520	3,598
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	11,980	12,603
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/2045	1,000	1,000
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2049	7,045	7,523
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2050	7,500	8,036
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2055	13,000	13,818
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	11,230	11,247
	Eastern Municipal Water District Financing Authority Water Revenue	5.250%	7/1/2042	235	242
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/2047	12,060	12,249
	El Camino Community College District Foundation GO	0.000%	8/1/2033	190	154
	El Camino Community College District Foundation GO	0.000%	8/1/2034	215	168
	El Camino Community College District Foundation GO	0.000%	8/1/2038	1,170	767
	El Monte Union High School District GO	0.000%	6/1/2044	2,900	1,288
	El Monte Union High School District GO	0.000%	6/1/2045	5,170	2,143
	El Monte Union High School District GO	0.000%	6/1/2046	4,165	1,614
[2]	Elk Grove Unified School District COP	3.125%	2/1/2040	150	140
	Elk Grove Unified School District GO	4.000%	8/1/2046	2,675	2,499
	Elk Grove Unified School District GO	4.000%	8/1/2046	2,340	2,186
	Elk Grove Unified School District GO	4.000%	8/1/2048	10,295	9,527
[1]	Folsom Cordova Unified School District GO	4.000%	10/1/2044	5,795	5,775
[4,7]	Foothill-De Anza Community College District GO	0.000%	8/1/2032	1,560	1,326
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	710	656
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2033	1,000	820
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2035	750	575
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2037	1,665	1,170
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	445	537
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2043	4,925	4,863

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	8,275	7,830
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	20,000	18,924
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/2053	7,980	6,574
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/2053	6,265	5,246
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/2053	515	458
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	3,200	3,070
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2029	20	19
	Foster City CA (Levee Protection Planning & Improvement Project) GO	2.250%	8/1/2050	1,000	626
	Fremont Union High School District GO	4.000%	8/1/2040	800	800
	Fremont Union High School District GO	4.000%	8/1/2044	20,015	19,897
	Fremont Union High School District GO	5.000%	8/1/2044	1,275	1,299
	Fremont Union High School District GO	4.000%	8/1/2048	1,490	1,460
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2031	420	434
	Fresno Unified School District GO	0.000%	8/1/2043	5,365	2,451
	Fresno Unified School District GO	4.000%	8/1/2046	75	70
[2]	Fresno Unified School District GO	3.000%	8/1/2051	3,960	2,954
	Fresno Unified School District GO	4.000%	8/1/2055	4,000	3,645
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	3,000	2,825
	Glendale Community College District GO	0.000%	8/1/2044	4,320	1,893
	Glendale Community College District GO	4.000%	8/1/2050	8,295	7,965
	Glendale Community College District GO, Prere.	5.250%	8/1/2027	170	178
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/2047	3,595	3,468
	Hayward Area Recreation & Park District GO	4.000%	8/1/2046	1,500	1,486
	Hayward CA Sewer Revenue	4.000%	3/1/2052	9,400	8,793
[1]	Hayward Unified School District GO	4.000%	8/1/2042	10,920	10,924
[2]	Hayward Unified School District GO	4.000%	8/1/2043	2,530	2,496
[1]	Hayward Unified School District GO	4.000%	8/1/2045	3,000	2,887
[2]	Hayward Unified School District GO	4.000%	8/1/2048	2,660	2,495
[1]	Hayward Unified School District GO	4.000%	8/1/2050	6,270	5,889
[4]	Huntington Beach Union High School District GO	0.000%	8/1/2033	335	273
[4]	Huntington Beach Union High School District GO	0.000%	8/1/2034	9,170	7,208
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2046	2,090	2,109
[1]	Inland Valley Development Agency Tax Increment/Allocation Revenue	5.000%	9/1/2044	5,000	5,049
[5,8]	Irvine CA Special Assessment Revenue CP	2.450%	2/2/2026	5,660	5,660
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	3,250	3,263
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2048	5,000	5,015
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/2053	7,535	7,117
[2]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.250%	9/1/2053	4,520	4,777
	Irvine Unified School District GO	2.250%	9/1/2050	2,750	1,750
	Kern Community College District GO	3.000%	8/1/2046	2,440	1,930
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2046	95	88
	Lodi CA Unified School District GO	3.000%	8/1/2043	70	59
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2044	415	433
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2047	515	522
	Long Beach Community College District GO	5.000%	8/1/2048	4,250	4,558
	Long Beach Community College District GO	5.000%	8/1/2052	7,375	7,786
[3]	Long Beach Community College District GO, 4.750% coupon rate effective 8/1/2032	0.000%	8/1/2049	800	553
	Long Beach Unified School District GO	0.000%	8/1/2038	2,900	1,706
	Long Beach Unified School District GO	0.000%	8/1/2039	10,780	6,028
	Long Beach Unified School District GO	4.000%	8/1/2045	350	334
	Long Beach Unified School District GO	3.000%	8/1/2047	6,475	5,015
	Long Beach Unified School District GO	3.000%	8/1/2048	450	346
	Long Beach Unified School District GO	3.000%	8/1/2050	75	57
	Long Beach Unified School District GO	4.000%	8/1/2053	6,150	5,845
	Los Angeles CA Community College District GO	5.000%	6/1/2026	115	116
	Los Angeles CA Community College District GO	5.000%	8/1/2026	25	25
	Los Angeles CA Community College District GO	5.000%	8/1/2026	3,515	3,569
	Los Angeles CA Community College District GO	5.000%	8/1/2027	110	115
	Los Angeles CA Community College District GO	5.000%	8/1/2027	425	445
	Los Angeles CA Community College District GO	5.000%	8/1/2030	2,445	2,784
	Los Angeles CA Community College District GO	4.000%	8/1/2036	115	115
	Los Angeles CA Community College District GO	5.000%	8/1/2036	95	110
	Los Angeles CA Community College District GO	4.000%	8/1/2037	1,075	1,078
	Los Angeles CA Community College District GO	4.000%	8/1/2037	1,465	1,469
	Los Angeles CA Community College District GO	5.000%	8/1/2037	170	195
	Los Angeles CA Community College District GO	4.000%	8/1/2038	14,900	14,928
	Los Angeles CA Community College District GO	3.000%	8/1/2039	345	334
	Los Angeles CA Community College District GO	4.000%	8/1/2039	1,530	1,532
	Los Angeles CA Community College District GO	4.000%	8/1/2041	9,055	9,095
	Los Angeles CA Unified School District COP	5.000%	10/1/2031	810	934

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District COP	5.000%	10/1/2032	815	956
Los Angeles CA Unified School District COP	5.000%	10/1/2033	190	226
Los Angeles CA Unified School District COP	5.000%	10/1/2034	810	964
Los Angeles CA Unified School District COP	5.000%	10/1/2035	860	1,013
Los Angeles CA Unified School District COP	5.000%	10/1/2036	670	777
Los Angeles CA Unified School District COP	5.000%	10/1/2038	415	475
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2031	1,190	1,379
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2032	1,185	1,397
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2033	275	329
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	1,190	1,425
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	1,260	1,509
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	985	1,180
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	610	731
Los Angeles CA Unified School District GO	5.000%	7/1/2026	165	165
Los Angeles CA Unified School District GO	5.000%	7/1/2026	3,620	3,665
Los Angeles CA Unified School District GO	5.000%	7/1/2026	2,600	2,632
Los Angeles CA Unified School District GO	5.000%	7/1/2026	4,640	4,698
Los Angeles CA Unified School District GO	5.000%	7/1/2027	1,015	1,027
Los Angeles CA Unified School District GO	5.000%	7/1/2027	3,155	3,294
Los Angeles CA Unified School District GO	5.000%	7/1/2027	95	99
Los Angeles CA Unified School District GO	5.000%	7/1/2027	235	245
Los Angeles CA Unified School District GO	5.000%	7/1/2027	150	157
Los Angeles CA Unified School District GO	5.000%	7/1/2028	415	440
Los Angeles CA Unified School District GO	5.000%	7/1/2028	100	107
Los Angeles CA Unified School District GO	5.000%	7/1/2028	5,150	5,210
Los Angeles CA Unified School District GO	5.000%	7/1/2029	65	72
Los Angeles CA Unified School District GO	5.000%	7/1/2029	315	333
Los Angeles CA Unified School District GO	5.000%	7/1/2029	255	281
Los Angeles CA Unified School District GO	5.000%	7/1/2029	390	431
Los Angeles CA Unified School District GO	5.000%	7/1/2029	645	712
Los Angeles CA Unified School District GO	5.000%	7/1/2030	660	727
Los Angeles CA Unified School District GO	5.000%	7/1/2030	965	976
Los Angeles CA Unified School District GO	5.000%	7/1/2030	1,840	1,945
Los Angeles CA Unified School District GO	5.000%	7/1/2030	100	113
Los Angeles CA Unified School District GO	5.000%	7/1/2030	1,705	1,929
Los Angeles CA Unified School District GO	3.000%	7/1/2031	4,395	4,399
Los Angeles CA Unified School District GO	5.000%	7/1/2031	985	1,083
Los Angeles CA Unified School District GO	5.000%	7/1/2031	185	195
Los Angeles CA Unified School District GO	5.000%	7/1/2031	25,000	28,984
Los Angeles CA Unified School District GO	3.000%	7/1/2032	1,390	1,391
Los Angeles CA Unified School District GO	4.000%	7/1/2032	305	326
Los Angeles CA Unified School District GO	5.000%	7/1/2032	525	592
Los Angeles CA Unified School District GO	5.000%	7/1/2032	380	400
Los Angeles CA Unified School District GO	5.000%	7/1/2032	310	339
Los Angeles CA Unified School District GO	5.000%	7/1/2032	235	265
Los Angeles CA Unified School District GO	5.000%	7/1/2032	23,000	27,186
Los Angeles CA Unified School District GO	4.000%	7/1/2033	625	664
Los Angeles CA Unified School District GO	4.000%	7/1/2033	125	131
Los Angeles CA Unified School District GO	5.000%	7/1/2033	445	500
Los Angeles CA Unified School District GO	5.000%	7/1/2033	695	781
Los Angeles CA Unified School District GO	5.000%	7/1/2033	29,020	34,860
Los Angeles CA Unified School District GO	5.000%	7/1/2033	5,000	6,006
Los Angeles CA Unified School District GO	3.000%	1/1/2034	250	251
Los Angeles CA Unified School District GO	5.000%	7/1/2034	27,675	33,744
Los Angeles CA Unified School District GO	3.000%	7/1/2035	380	379
Los Angeles CA Unified School District GO	4.000%	7/1/2035	2,000	2,106
Los Angeles CA Unified School District GO	5.000%	7/1/2035	390	435
Los Angeles CA Unified School District GO	5.000%	7/1/2035	4,525	5,526
Los Angeles CA Unified School District GO	3.500%	7/1/2036	55	55
Los Angeles CA Unified School District GO	5.000%	7/1/2036	3,875	4,057
Los Angeles CA Unified School District GO	4.000%	7/1/2037	7,595	7,914
Los Angeles CA Unified School District GO	3.000%	7/1/2038	200	194
Los Angeles CA Unified School District GO	4.000%	7/1/2038	2,070	2,146
Los Angeles CA Unified School District GO	5.000%	7/1/2038	70	73
Los Angeles CA Unified School District GO	5.000%	7/1/2038	2,035	2,367
Los Angeles CA Unified School District GO	4.000%	7/1/2039	2,315	2,390
Los Angeles CA Unified School District GO	5.000%	7/1/2039	5,155	6,039
Los Angeles CA Unified School District GO	4.000%	7/1/2040	1,835	1,877
Los Angeles CA Unified School District GO	5.000%	7/1/2040	3,940	4,559
Los Angeles CA Unified School District GO	5.250%	7/1/2040	3,130	3,632

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/2041	2,155	2,448
Los Angeles CA Unified School District GO	5.000%	7/1/2041	1,580	1,819
Los Angeles CA Unified School District GO	5.000%	7/1/2042	4,915	5,592
Los Angeles CA Unified School District GO	5.250%	7/1/2042	20,560	21,414
Los Angeles CA Unified School District GO	5.000%	7/1/2043	590	663
Los Angeles CA Unified School District GO	4.000%	7/1/2044	4,130	4,130
Los Angeles CA Unified School District GO	4.000%	7/1/2044	340	340
Los Angeles CA Unified School District GO	5.000%	7/1/2044	1,395	1,542
Los Angeles CA Unified School District GO	3.000%	7/1/2045	25	20
Los Angeles CA Unified School District GO	5.000%	7/1/2045	5,480	5,977
Los Angeles CA Unified School District GO	2.625%	7/1/2046	2,000	1,453
Los Angeles CA Unified School District GO	5.250%	7/1/2047	7,780	8,364
Los Angeles CA Unified School District GO	5.250%	7/1/2048	7,500	8,106
Los Angeles CA Unified School District GO	4.000%	7/1/2049	6,175	5,874
Los Angeles CA Unified School District GO	5.000%	7/1/2049	9,000	9,581
Los Angeles CA Unified School District GO	5.250%	7/1/2049	1,100	1,190
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2026	310	313
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	280	300
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	505	541
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	5,000	5,364
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	85	96
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	5	6
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	55	65
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2034	5,000	6,113
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2038	5,000	5,990
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2041	1,000	1,155
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	1,300	1,464
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2044	5,000	5,569
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	5,950	6,541
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2047	815	859
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2047	50	51
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2048	5,000	5,099
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2050	14,400	15,576
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/2052	3,230	3,044
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2049	2,000	2,136
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2054	2,000	2,125
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2057	4,500	4,766
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2043	8,500	8,824
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/2048	5,630	5,321
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2051	10,000	10,212
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2038	1,690	1,993
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2026	600	606
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	140	146
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	925	992
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	620	683
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	335	370
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	760	858
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	405	458
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	1,070	1,236
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	1,445	1,629
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	165	191
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	3,260	3,290
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	3,460	3,889
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	315	371
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	545	629
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	115	116
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	2,905	3,260
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	6,760	7,015
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	365	420
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2034	205	223
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	3,335	3,726
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	10,055	10,420
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	475	505
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	290	307
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2035	1,420	1,580
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	1,440	1,593
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	600	634
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	130	135
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	585	612
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	1,660	1,831

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	1,560	1,571
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	80	84
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	25	26
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2038	3,190	3,373
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	1,340	1,386
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	125	132
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	1,085	1,122
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	120	126
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	5,730	5,898
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	600	616
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	10,115	10,534
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	2,000	2,379
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	6,960	6,961
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	3,200	3,366
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	1,500	1,670
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	5,000	5,264
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2046	5,100	4,926
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2049	5,000	5,520
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2050	7,500	8,118
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/2051	3,950	2,692
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2053	7,010	7,493
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2053	1,960	2,135
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2054	5,480	5,887
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2054	5,155	5,653
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2026	250	252
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	20	21
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2029	350	386
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	210	234
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	5	6
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	270	305
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	1,095	1,220
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	640	711
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	4,105	4,615
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	1,765	1,952
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	515	577
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	5,185	5,720
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	490	547
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	3,135	3,859
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	1,380	1,510
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	670	730
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	1,705	1,849
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	10,125	10,435
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	4,150	4,483
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	3,270	3,349
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	295	317
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	1,995	2,041
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	1,535	1,761
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	2,640	2,776
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	6,360	7,200
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	4,750	4,940
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	1,400	1,567
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	10,540	11,216
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	18,000	17,362
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	290	281
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	1,820	1,911
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	12,125	13,040
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2049	6,150	6,308
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2050	6,000	6,414
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2051	14,025	15,225
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	1,340	1,352
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	415	420
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,175	1,219
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,235	1,281
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,245	1,325
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	455	484
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,070	1,138
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	10,380	10,910
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	310	337
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	2,180	2,372
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,000	1,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,815	3,128
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,755	1,950
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	22,860	25,123
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,430	1,533
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	9,945	11,235
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	4,915	5,552
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	410	438
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	440	504
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	4,560	5,224
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	5,560	5,858
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	240	256
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,075	1,246
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	4,335	5,023
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	150	153
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,890	2,212
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	4,500	5,268
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,505	1,579
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	5,000	5,092
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,030	1,179
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,810	3,264
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,110	1,280
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	3,830	4,514
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	365	378
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	5,980	6,792
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	1,390	1,590
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	4,000	4,671
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	120	124
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	5,000	5,630
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	7,905	8,960
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	7,500	8,664
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	3,285	3,394
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	6,175	6,904
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	4,750	5,441
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	3,845	4,114
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	535	584
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	585	586
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	2,635	2,813
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	5,775	6,246
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,355	1,510
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	16,750	18,979
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	9,395	10,012
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,135	1,225
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	3,405	3,735
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,165	1,285
[9]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	5,000	5,595
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	17,080	17,397
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,010	1,012
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	7,080	7,166
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,945	3,069
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	765	822
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	5,245	5,607
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,050	1,138
[9]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	5,000	5,516
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	7,300	7,494
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	7,480	7,972
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	6,930	7,354
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	2,575	2,767
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	7,215	7,785
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	2,035	2,204
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	125	129
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	100	107
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	1,490	1,527
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	1,860	1,930
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	315	329
[9]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	5,000	5,363
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	5,000	5,192
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	675	699
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	4,300	4,530
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	4,245	4,416
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	6,620	6,955

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	5,610	5,766
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	635	641
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	2,545	2,646
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	150	153
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	515	535
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2049	7,105	7,269
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	6,000	6,122
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	7,700	7,974
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	8,340	8,651
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	6,700	6,853
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	8,285	8,458
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	7,000	7,160
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	5,000	5,183
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	470	483
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	6,455	6,693
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2053	3,000	3,128
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2054	6,000	6,293
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	2,250	2,328
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	4,810	4,965
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	75	78
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	13,755	14,958
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	595	626
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	4,540	5,044
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	115	133
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,015	1,170
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,500	1,756
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	5,000	5,853
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	355	372
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,215	1,432
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	3,650	4,302
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	5,085	5,319
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	840	911
[2]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	3,910	4,583
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	385	415
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,600	1,848
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	125	138
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	2,220	2,376
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	215	236
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	3,580	3,822
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	2,705	2,888
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	560	613
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	3,000	3,399
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	180	191
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,795	1,902
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	3,815	3,867
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	150	163
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	2,260	2,529
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	255	273
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	215	231
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,635	1,679
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,500	1,637
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	2,140	2,159
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	1,935	2,076
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	105	109
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2047	4,895	4,527
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	11,135	11,552
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2048	6,095	6,155
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2048	1,875	1,890
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2049	4,385	3,997
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	4,185	4,270
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	8,415	8,636
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2053	4,700	4,913
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2027	845	863
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2028	1,410	1,437
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	2,660	2,709
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2032	185	188
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2033	11,160	11,237
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2035	2,995	3,007
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2038	2,000	2,356
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	680	781

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2041	2,250	2,552
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	5,775	6,206
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2046	4,255	4,531
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2047	4,250	4,498
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.250%	5/1/2050	8,000	8,483
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2055	6,675	6,882
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.500%	5/1/2055	4,345	4,703
	Manteca Unified School District GO	5.250%	8/1/2050	3,850	4,125
[1]	Merced Union High School District GO	0.000%	8/1/2030	700	627
	Modesto High School District GO	5.250%	8/1/2050	1,005	1,085
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.250%	10/1/2048	1,900	2,041
	Montebello Unified School District GO	4.000%	8/1/2046	1,500	1,433
[2]	Moreno Valley CA Unified School District GO	5.000%	8/1/2050	3,000	3,162
	Mount San Antonio Community College District GO	5.875%	8/1/2028	5,000	5,343
	Mount San Antonio Community College District GO	5.000%	8/1/2044	170	178
	Mount San Antonio Community College District GO	0.000%	8/1/2045	6,670	2,770
	Mount San Antonio Community College District GO	0.000%	8/1/2046	6,200	2,411
	Mount San Antonio Community College District GO	4.000%	8/1/2046	1,500	1,472
	Mount San Antonio Community College District GO	4.000%	8/1/2049	9,615	9,275
	Mount San Antonio Community College District GO	4.000%	8/1/2049	5,780	5,575
[3]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/2028	0.000%	8/1/2043	250	256
	Mount San Jacinto Community College District GO	4.000%	8/1/2043	16,710	16,607
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/2026	315	319
	Mt San Antonio Community College District GO	5.250%	8/1/2055	2,650	2,853
[1]	Napa Valley Unified School District GO	4.000%	8/1/2044	5,365	5,319
[1]	New Haven Unified School District GO	0.000%	8/1/2033	385	313
[1]	New Haven Unified School District GO	0.000%	8/1/2034	575	451
	Newport Mesa Unified School District GO	0.000%	8/1/2034	300	237
	Newport Mesa Unified School District GO	0.000%	8/1/2036	400	292
	Newport Mesa Unified School District GO	0.000%	8/1/2045	1,000	429
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2042	485	493
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2047	510	514
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2031	35	41
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2032	225	268
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2033	505	588
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2037	5,000	5,986
[1]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2038	1,170	719
	Oakland CA GO	3.000%	1/15/2050	4,225	3,144
	Oakland CA GO	5.500%	7/15/2053	3,445	3,683
	Oakland CA GO	5.000%	7/15/2055	5,095	5,304
	Ohlone Community College District GO	4.000%	8/1/2041	1,000	1,000
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	6,265	6,599
	Ontario Public Financing Authority Lease (Abatement) Revenue	4.500%	11/1/2055	2,000	2,001
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/2055	2,500	2,671
[1]	Orange County CA Ocean View School District GO	2.375%	8/1/2050	2,660	1,723
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2036	50	54
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2041	765	804
	Orange County Municipal Water District Water Facilities Corp. Water Revenue	4.000%	8/15/2041	165	165
	Oxnard Union High School District GO	4.000%	8/1/2047	4,790	4,601
	Palo Alto Unified School District GO	3.250%	8/1/2042	11,520	10,829
	Palomar Community College District GO	4.000%	8/1/2045	3,780	3,686
	Pasadena Area Community College District GO	5.000%	8/1/2048	2,970	3,117
	Pasadena Area Community College District GO	4.000%	8/1/2052	2,780	2,607
	Pasadena Unified School District GO	5.250%	8/1/2050	3,020	3,270
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/2051	1,525	1,583
	Peralta Community College District GO	5.000%	8/1/2050	2,500	2,655
	Peralta Community College District GO	5.000%	8/1/2054	2,500	2,639
	Perris CA Union High School District GO	3.000%	9/1/2045	40	32
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2046	3,015	1,169
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2049	500	166
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/2046	7,000	6,776
	Pleasanton Unified School District GO	4.250%	8/1/2050	4,700	4,613
	Pleasanton Unified School District GO	4.000%	8/1/2052	3,000	2,809
	Pleasanton Unified School District GO	4.500%	8/1/2052	4,725	4,751
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2026	1,065	1,080
	Poway Unified School District GO	0.000%	8/1/2032	140	117
	Poway Unified School District GO	0.000%	8/1/2033	2,145	1,738
	Poway Unified School District GO	0.000%	8/1/2035	3,690	2,771
	Poway Unified School District GO	0.000%	8/1/2036	1,000	717
	Poway Unified School District GO	0.000%	8/1/2037	3,025	2,073

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District GO	0.000%	8/1/2038	2,000	1,310
	Poway Unified School District GO	0.000%	8/1/2040	12,450	7,401
	Poway Unified School District GO	0.000%	8/1/2046	13,990	5,575
	Redlands Unified School District GO	5.000%	7/1/2050	3,340	3,512
	Redlands Unified School District GO	5.000%	7/1/2054	2,730	2,856
	Rio Hondo CA Community College District GO	6.850%	8/1/2042	3,550	4,454
	Rio Hondo CA Community College District GO	0.000%	8/1/2043	6,000	2,687
	Rio Hondo CA Community College District GO	0.000%	8/1/2044	5,000	2,108
	Rio Hondo CA Community College District GO	0.000%	8/1/2045	5,000	1,988
	Rio Hondo CA Community College District GO	5.000%	8/1/2050	4,925	5,214
	Rio Hondo CA Community College District GO	5.250%	8/1/2055	2,200	2,360
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/2047	195	188
[1]	River Islands Public Financing Authority Special Tax Revenue	5.250%	9/1/2052	9,030	9,492
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2037	1,040	1,112
	Riverside Community College District GO	4.000%	8/1/2050	8,695	8,298
	Riverside Community College District GO	4.000%	8/1/2054	5,625	5,305
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2038	630	642
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2039	3,695	3,748
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	855	860
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2041	2,500	1,334
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2043	2,595	1,206
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2046	3,640	3,300
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2049	6,625	4,929
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2030	1,020	1,076
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2031	2,695	2,842
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2032	1,905	2,007
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2035	175	184
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2037	1,020	1,066
	Riverside Unified School District GO	4.000%	8/1/2042	5,105	5,110
	Roseville Joint Union High School District GO	3.000%	8/1/2040	1,435	1,297
[1]	Sacramento CA City Unified School District GO	0.000%	7/1/2030	4,515	4,057
	Sacramento CA City Unified School District GO	4.000%	5/1/2047	570	523
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/2047	2,070	2,190
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/2052	11,305	11,850
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2049	2,430	2,564
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2049	3,435	3,692
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2054	5,450	5,691
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2054	8,690	9,245
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2037	660	730
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2038	5,030	5,412
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2039	2,560	2,739
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2045	1,850	1,828
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2048	370	391
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2049	6,200	6,575
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2050	5,715	5,908
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2054	8,140	8,562
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2030	360	403
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2031	10,385	11,875
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2032	6,535	7,667
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2032	55	65
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2033	275	332
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2035	85	101
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2036	220	260
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2037	140	164
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2038	105	122
[1]	San Bernardino City Unified School District GO	3.000%	8/1/2044	6,780	5,636
	San Bernardino Community College District GO	4.125%	8/1/2049	1,165	1,145
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	280	289
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2026	155	158
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2027	1,605	1,681
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2038	1,335	1,373
	San Diego CA Unified School District GO	5.000%	7/1/2026	2,000	2,025
[1]	San Diego CA Unified School District GO	5.500%	7/1/2026	15	15
	San Diego CA Unified School District GO	5.000%	7/1/2027	2,000	2,087
[1]	San Diego CA Unified School District GO	5.500%	7/1/2027	215	226
	San Diego CA Unified School District GO	5.000%	7/1/2028	1,075	1,156
	San Diego CA Unified School District GO	4.000%	7/1/2029	1,585	1,598
	San Diego CA Unified School District GO	5.000%	7/1/2029	20	22
	San Diego CA Unified School District GO	0.000%	7/1/2030	105	94
	San Diego CA Unified School District GO	5.000%	7/1/2030	50	57

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	0.000%	7/1/2031	430	376
	San Diego CA Unified School District GO	0.000%	7/1/2031	1,270	1,111
	San Diego CA Unified School District GO	0.000%	7/1/2035	1,000	759
	San Diego CA Unified School District GO	0.000%	7/1/2036	340	247
	San Diego CA Unified School District GO	0.000%	7/1/2036	895	645
	San Diego CA Unified School District GO	0.000%	7/1/2037	1,570	1,093
	San Diego CA Unified School District GO	0.000%	7/1/2038	170	113
	San Diego CA Unified School District GO	0.000%	7/1/2039	1,595	1,008
	San Diego CA Unified School District GO	0.000%	7/1/2040	1,000	599
	San Diego CA Unified School District GO	0.000%	7/1/2041	4,850	2,735
	San Diego CA Unified School District GO	5.000%	7/1/2041	1,940	2,381
	San Diego CA Unified School District GO	3.125%	7/1/2042	3,085	2,755
	San Diego CA Unified School District GO	5.000%	7/1/2042	1,305	1,578
	San Diego CA Unified School District GO	0.000%	7/1/2043	1,185	592
	San Diego CA Unified School District GO	5.000%	7/1/2043	60	66
	San Diego CA Unified School District GO	0.000%	7/1/2044	5,750	2,704
	San Diego CA Unified School District GO	4.000%	7/1/2044	3,000	2,986
	San Diego CA Unified School District GO	0.000%	7/1/2045	1,775	778
	San Diego CA Unified School District GO	0.000%	7/1/2045	900	395
	San Diego CA Unified School District GO	2.000%	7/1/2045	8,005	5,373
	San Diego CA Unified School District GO	2.250%	7/1/2045	100	70
	San Diego CA Unified School District GO	4.000%	7/1/2045	535	520
	San Diego CA Unified School District GO	4.000%	7/1/2045	5	5
	San Diego CA Unified School District GO	0.000%	7/1/2047	5,980	2,323
	San Diego CA Unified School District GO	4.000%	7/1/2047	17,770	16,998
	San Diego CA Unified School District GO	5.000%	7/1/2047	4,000	4,317
	San Diego CA Unified School District GO	3.250%	7/1/2048	11,175	9,097
	San Diego CA Unified School District GO	5.000%	7/1/2048	7,495	7,941
	San Diego CA Unified School District GO	4.000%	7/1/2049	700	669
	San Diego CA Unified School District GO	5.000%	7/1/2049	1,555	1,650
	San Diego CA Unified School District GO	3.000%	7/1/2050	6,395	4,826
	San Diego CA Unified School District GO	4.000%	7/1/2050	1,000	956
	San Diego CA Unified School District GO	5.000%	7/1/2050	8,710	9,265
	San Diego CA Unified School District GO	4.250%	7/1/2052	12,280	12,108
	San Diego CA Unified School District GO	4.000%	7/1/2053	17,075	16,124
	San Diego CA Unified School District GO	4.000%	7/1/2053	18,140	17,130
	San Diego CA Unified School District GO	5.000%	7/1/2053	3,200	3,349
	San Diego CA Unified School District GO	4.000%	7/1/2054	5,290	4,981
	San Diego CA Unified School District GO	5.000%	7/1/2055	5,725	6,041
[3]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/2032	0.000%	7/1/2042	250	215
[3]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/2032	0.000%	7/1/2047	12,695	10,234
[3]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2041	15,100	16,253
[3]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2048	1,230	1,186
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	385	344
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	515	460
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	100	89
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2031	1,040	903
	San Diego Community College District GO	4.000%	8/1/2050	6,000	5,793
	San Diego Community College District GO	5.000%	8/1/2055	13,500	14,287
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	230	232
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	245	247
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	1,340	1,360
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	200	203
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	2,150	2,182
	San Diego County CA COP	5.000%	10/1/2048	3,745	3,941
	San Diego County CA COP	5.000%	10/1/2053	5,415	5,646
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	755	815
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	115	123
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,945	1,988
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	4,300	4,499
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	245	245
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2046	200	211
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	1,750	1,773
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2049	6,000	6,167
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	1,085	1,021
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	5,800	5,408
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2032	195	230
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2033	140	168
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2036	350	411
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2037	75	87

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2038	265	306
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2041	705	707
	San Diego County Water Authority Water Revenue	5.000%	5/1/2028	2,225	2,367
	San Diego County Water Authority Water Revenue	5.000%	5/1/2032	130	149
	San Diego County Water Authority Water Revenue	4.000%	5/1/2033	140	152
	San Diego County Water Authority Water Revenue	4.000%	5/1/2034	1,575	1,697
	San Diego County Water Authority Water Revenue	4.000%	5/1/2035	290	311
	San Diego County Water Authority Water Revenue	4.000%	5/1/2036	815	866
	San Diego County Water Authority Water Revenue	4.000%	5/1/2037	420	443
	San Diego County Water Authority Water Revenue	4.000%	5/1/2038	6,630	6,945
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2047	5,695	6,056
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2047	2,330	2,425
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	3.000%	8/1/2049	4,660	3,583
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2052	2,100	2,188
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2052	10,000	9,484
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2050	3,000	3,167
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	7,500	8,005
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2048	4,525	4,328
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2049	7,060	7,452
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/2052	4,020	4,244
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2054	3,620	3,781
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2027	505	509
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2026	360	366
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2027	600	609
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2028	380	385
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2034	500	510
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2036	90	93
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2037	4,500	4,558
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	3,205	3,056
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2039	5,005	5,950
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	25	28
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	4,255	4,965
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2042	5,300	4,790
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	6,225	6,999
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2044	3,500	3,500
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2044	3,750	4,172
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2045	8,585	8,412
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	3,255	3,574
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2047	8,600	8,256
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2047	5,000	5,082
	San Francisco Bay Area Rapid Transit District GO	5.250%	8/1/2047	1,000	1,067
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2049	1,205	914
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	5,690	4,274
[2]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	6,315	4,786
	San Francisco Bay Area Rapid Transit District GO	4.250%	8/1/2052	10,640	10,369
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	5,940	4,912
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	4/1/2045	6,090	5,893
	San Francisco CA City & County GO	5.000%	6/15/2026	1,000	1,011
	San Francisco CA City & County GO	5.000%	6/15/2029	1,000	1,105
	San Francisco CA City & County GO	5.000%	6/15/2031	1,285	1,489
	San Francisco CA City & County GO	4.000%	6/15/2032	35	36
	San Francisco CA City & County GO	5.000%	6/15/2032	25	29
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	3,135	3,201
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	1,615	1,649
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2030	3,000	3,431
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2033	3,000	3,634
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2034	3,000	3,685
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2036	3,505	3,521
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	3,080	3,649
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2037	3,095	3,635
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2039	7,920	7,931
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	1,760	2,218
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	1,000	1,050
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	1,300	1,640
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2041	1,415	1,471
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	5,350	5,073
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	2,950	2,797
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2050	6,295	6,519
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2050	1,055	1,068
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2051	945	1,004

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2055	12,500	13,180
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	7,950	8,559
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2045	1,005	1,106
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2026	1,030	1,037
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2026	120	121
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	145	158
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	200	230
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2033	260	283
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	6,390	6,932
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	1,725	1,866
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	1,645	1,772
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2038	3,040	3,253
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	140	154
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	1,020	1,023
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2047	12,835	12,988
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2048	3,380	3,448
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2049	7,490	7,696
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2049	7,550	7,981
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2050	1,755	1,802
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2052	4,355	4,529
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2053	4,030	4,251
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/2053	4,020	4,190
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2027	235	247
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2028	620	672
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2030	330	377
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2031	900	1,050
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2032	240	285
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2033	85	101
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2034	80	94
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2035	175	205
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2042	12,120	12,111
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	135	139
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2044	205	221
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2046	220	233
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2047	3,000	2,889
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2048	1,975	1,886
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2049	3,230	3,440
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2050	95	90
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2051	165	156
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	2,170	2,279
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	8,250	8,694
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/2028	5	5
	San Francisco Community College District GO	4.000%	6/15/2045	1,075	1,039
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2046	260	248
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2051	10,700	9,876
	San Francisco Unified School District GO	5.000%	6/15/2027	11,595	12,045
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2041	3,000	3,057
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	285	236
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/2033	1,165	1,302
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	3,465	3,645
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/2044	2,225	2,226
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/2049	2,115	2,116
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	3,998	3,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2027	120	118
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	370	355
	San Jose CA GO	5.000%	9/1/2045	10,000	10,381
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2047	1,745	1,850
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2027	50	52
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2035	4,870	5,041
	San Juan Unified School District GO	4.000%	8/1/2046	7,065	6,792
	San Juan Unified School District GO	4.000%	8/1/2049	4,000	3,790
	San Marcos Unified School District GO	5.250%	8/1/2050	2,225	2,408
	San Marcos Unified School District GO	0.000%	8/1/2051	1,000	309
	San Marcos Unified School District GO	5.250%	8/1/2055	3,620	3,892
	San Mateo CA Foster City School District GO	5.000%	8/1/2051	1,190	1,253
	San Mateo County Community College District GO	5.000%	9/1/2045	8,090	8,352
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/2049	9,000	9,312
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2046	6,500	5,136
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/2055	950	592
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2043	7,610	7,872
	San Mateo Union High School District GO	4.000%	9/1/2034	800	808
	San Mateo Union High School District GO	2.125%	9/1/2048	700	432
[3]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/2028	0.000%	9/1/2041	1,120	1,232
[3]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/2034	0.000%	9/1/2046	150	120
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2049	1,000	1,003
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2052	85	85
	Santa Barbara Secondary High School District GO	0.000%	8/1/2036	200	133
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	1,450	814
	Santa Clara County CA GO	3.500%	8/1/2038	85	85
	Santa Clara County CA GO	3.250%	8/1/2039	1,215	1,173
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/2037	80	77
	Santa Clara Unified School District GO	3.500%	7/1/2042	305	293
	Santa Clara Unified School District GO	3.250%	7/1/2044	17,095	14,925
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2027	30	31
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2028	330	352
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2029	150	165
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2030	190	214
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2031	105	121
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2032	60	71
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2033	240	288
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2034	130	155
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2035	560	663
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2036	165	194
	Santa Clara Valley Water District (Water Utility System Improvement Project) COP	4.000%	6/1/2026	450	452
	Santa Monica Community College District GO	5.000%	8/1/2043	1,570	1,623
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/2049	25	19
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2050	5,000	5,300
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2054	4,800	5,048
	Santa Rosa High School District GO	5.250%	8/1/2050	2,500	2,680
	Santa Rosa High School District GO	5.000%	8/1/2053	8,285	8,620
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	2.375%	8/1/2044	400	293
[1]	Selma Unified School District GO	3.000%	8/1/2049	2,100	1,589
	Silicon Valley Clean Water Sewer Revenue (Wastewater Projects)	0.500%	3/1/2026	135	135
	South San Francisco Unified School District GO	4.000%	9/1/2048	6,035	5,825
	Southern California Metropolitan Water District Water Revenue	2.500%	7/1/2026	890	890
	Southern California Metropolitan Water District Water Revenue	2.500%	7/1/2027	575	576
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	185	193
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	95	99
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2027	130	137
	Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2028	18,000	18,373
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2028	280	303
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2029	105	116
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2029	20	22
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2030	515	562
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2031	575	626
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2034	195	211
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2035	890	958
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2037	4,190	5,072
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	4,005	4,406
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	1,000	1,066
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	7,725	8,460
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2040	5,205	5,657
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2048	825	876

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2049	2,175	2,319
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2049	4,605	4,749
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2053	110	116
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2029	6,515	6,930
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2026	670	672
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2035	200	229
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2036	30	34
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	7,695	8,043
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2028	1,035	1,101
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	250	272
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	1,295	1,439
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	5,070	5,096
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2049	4,870	5,065
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2049	4,565	4,834
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2053	5,190	5,369
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	3,250	3,450
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	2.650%	2/2/2026	13,290	13,290
	Southwestern Community College District GO	3.000%	8/1/2041	1,355	1,223
	Southwestern Community College District GO	0.000%	8/1/2046	320	125
[2]	Southwestern Community College District GO	2.500%	8/1/2046	1,000	709
	Southwestern Community College District GO	4.000%	8/1/2046	12,325	11,981
	Southwestern Community College District GO	4.000%	8/1/2047	6,715	6,478
	Southwestern Community College District GO	5.250%	8/1/2055	1,000	1,073
	State Center Community College District GO	5.000%	8/1/2047	3,785	3,999
[2]	Stockton Unified School District GO	5.000%	8/1/2049	6,430	6,819
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2045	1,740	1,706
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2050	5,060	4,787
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	2.500%	4/1/2052	1,000	654
[1]	Sweetwater Union High School District GO	3.375%	8/1/2040	25	24
	Sweetwater Union High School District GO	4.000%	8/1/2042	17,125	17,124
[1]	Sweetwater Union High School District GO	0.000%	8/1/2046	2,250	783
	Sweetwater Union High School District GO	5.000%	8/1/2052	6,050	6,253
	Torrance Unified School District GO	0.000%	8/1/2034	3,880	2,624
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	1,065	1,081
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2041	375	190
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2044	840	361
	Union Sanitary District Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/15/2030	5,000	5,618
	University of California College & University Revenue	5.000%	5/15/2026	15	15
	University of California College & University Revenue	5.000%	5/15/2026	11,800	11,904
	University of California College & University Revenue	5.000%	5/15/2026	4,545	4,585
	University of California College & University Revenue	5.000%	5/15/2027	7,240	7,527
	University of California College & University Revenue	5.000%	5/15/2027	60	62
	University of California College & University Revenue	5.000%	5/15/2027	50	52
	University of California College & University Revenue	5.000%	5/15/2027	10,000	10,396
	University of California College & University Revenue	5.000%	5/15/2028	25	27
	University of California College & University Revenue	5.000%	5/15/2028	11,800	12,611
	University of California College & University Revenue	5.000%	5/15/2028	8,150	8,710
	University of California College & University Revenue	5.000%	5/15/2029	2,885	3,167
	University of California College & University Revenue	5.000%	5/15/2029	1,950	2,022
	University of California College & University Revenue	5.000%	5/15/2029	1,150	1,262
	University of California College & University Revenue	5.000%	5/15/2029	12,460	13,678
	University of California College & University Revenue	5.000%	5/15/2029	4,350	4,775
	University of California College & University Revenue	5.000%	5/15/2030	1,015	1,052
	University of California College & University Revenue	5.000%	5/15/2030	15,070	16,949
	University of California College & University Revenue	5.000%	5/15/2030	9,725	10,938
	University of California College & University Revenue	5.000%	5/15/2030	26,495	29,799
	University of California College & University Revenue	5.000%	5/15/2031	35	40
	University of California College & University Revenue	5.000%	5/15/2031	805	926
	University of California College & University Revenue	5.000%	5/15/2031	135	155
	University of California College & University Revenue	5.000%	5/15/2031	8,490	9,770
	University of California College & University Revenue	5.000%	5/15/2031	5,000	5,754
	University of California College & University Revenue	5.000%	5/15/2032	745	793
	University of California College & University Revenue	5.000%	5/15/2032	75	84

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/2032	1,315	1,361
University of California College & University Revenue	5.000%	5/15/2032	665	780
University of California College & University Revenue	5.000%	5/15/2032	1,300	1,525
University of California College & University Revenue	5.000%	5/15/2032	16,750	19,646
University of California College & University Revenue	4.000%	5/15/2033	130	132
University of California College & University Revenue	5.000%	5/15/2033	6,390	6,787
University of California College & University Revenue	5.000%	5/15/2033	3,195	3,806
University of California College & University Revenue	5.000%	5/15/2033	370	413
University of California College & University Revenue	5.000%	5/15/2033	2,550	3,038
University of California College & University Revenue	5.000%	5/15/2033	555	661
University of California College & University Revenue	4.000%	5/15/2034	15	15
University of California College & University Revenue	5.000%	5/15/2034	20	22
University of California College & University Revenue	5.000%	5/15/2034	3,165	3,748
University of California College & University Revenue	5.000%	5/15/2034	6,000	7,242
University of California College & University Revenue	4.000%	5/15/2035	55	56
University of California College & University Revenue	5.000%	5/15/2035	680	718
University of California College & University Revenue	5.000%	5/15/2035	300	331
University of California College & University Revenue	5.000%	5/15/2035	60	69
University of California College & University Revenue	5.000%	5/15/2035	14,025	16,419
University of California College & University Revenue	5.000%	5/15/2035	390	457
University of California College & University Revenue	5.000%	5/15/2035	10,375	12,365
University of California College & University Revenue	5.000%	5/15/2035	22,135	26,381
University of California College & University Revenue	5.000%	5/15/2035	2,780	3,371
University of California College & University Revenue	5.000%	5/15/2036	3,875	3,992
University of California College & University Revenue	5.000%	5/15/2036	85	89
University of California College & University Revenue	5.000%	5/15/2036	360	394
University of California College & University Revenue	5.000%	5/15/2036	425	482
University of California College & University Revenue	5.000%	5/15/2036	8,210	9,642
University of California College & University Revenue	5.000%	5/15/2036	2,130	2,502
University of California College & University Revenue	5.000%	5/15/2036	5,005	5,971
University of California College & University Revenue	5.000%	5/15/2036	46,950	56,817
University of California College & University Revenue	4.000%	5/15/2037	635	662
University of California College & University Revenue	5.000%	5/15/2037	95	98
University of California College & University Revenue	5.000%	5/15/2037	9,575	11,136
University of California College & University Revenue	5.000%	5/15/2037	17,500	20,655
University of California College & University Revenue	5.000%	5/15/2038	25	26
University of California College & University Revenue	5.000%	5/15/2038	175	190
University of California College & University Revenue	5.000%	5/15/2038	8,060	8,093
University of California College & University Revenue	5.000%	5/15/2038	125	142
University of California College & University Revenue	5.000%	5/15/2038	10,155	11,726
University of California College & University Revenue	5.000%	5/15/2038	10,000	11,711
University of California College & University Revenue	5.000%	5/15/2038	4,040	4,731
University of California College & University Revenue	5.000%	5/15/2038	10,200	11,945
University of California College & University Revenue	5.000%	5/15/2039	1,300	1,405
University of California College & University Revenue	5.000%	5/15/2039	1,000	1,114
University of California College & University Revenue	5.000%	5/15/2039	6,330	7,162
University of California College & University Revenue	5.000%	5/15/2039	6,865	7,877
University of California College & University Revenue	5.000%	5/15/2040	6,890	7,859
University of California College & University Revenue	5.000%	5/15/2040	4,810	5,557
University of California College & University Revenue	5.000%	5/15/2040	6,445	7,446
University of California College & University Revenue	5.000%	5/15/2040	14,215	16,525
University of California College & University Revenue	5.250%	5/15/2040	12,790	15,902
University of California College & University Revenue	5.500%	5/15/2040	10,745	12,479
University of California College & University Revenue	5.500%	5/15/2040	14,445	17,467
University of California College & University Revenue	5.000%	5/15/2041	2,410	2,586
University of California College & University Revenue	5.000%	5/15/2041	1,465	1,660
University of California College & University Revenue	5.000%	5/15/2042	1,180	1,258
University of California College & University Revenue	5.000%	5/15/2042	5,065	5,608
University of California College & University Revenue	5.000%	5/15/2042	8,700	9,744
University of California College & University Revenue	5.250%	5/15/2042	720	737
University of California College & University Revenue	5.000%	5/15/2043	21,990	22,716
University of California College & University Revenue	5.000%	5/15/2043	5,420	5,740
University of California College & University Revenue	5.000%	5/15/2043	9,070	9,936
University of California College & University Revenue	5.000%	5/15/2043	2,140	2,368
University of California College & University Revenue	5.000%	5/15/2043	5,900	6,530
University of California College & University Revenue	5.000%	5/15/2044	2,800	3,064
University of California College & University Revenue	5.000%	5/15/2044	3,500	3,863
University of California College & University Revenue	4.000%	5/15/2045	4,795	4,661
University of California College & University Revenue	5.000%	5/15/2045	1,360	1,482
University of California College & University Revenue	4.000%	5/15/2046	4,645	4,551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/2046	17,865	17,898
	University of California College & University Revenue	4.000%	5/15/2047	11,965	11,619
	University of California College & University Revenue	5.000%	5/15/2047	490	497
	University of California College & University Revenue	5.250%	5/15/2047	4,080	4,148
	University of California College & University Revenue	4.000%	5/15/2048	1,300	1,234
	University of California College & University Revenue	5.000%	5/15/2048	10,715	10,973
	University of California College & University Revenue	2.500%	5/15/2050	2,950	1,965
	University of California College & University Revenue	4.000%	5/15/2050	3,050	2,927
	University of California College & University Revenue	4.000%	5/15/2051	5,000	4,771
	University of California College & University Revenue	5.000%	5/15/2053	15,000	15,827
	University of California College & University Revenue	5.000%	5/15/2054	6,425	6,733
	University of California College & University Revenue	4.000%	5/15/2055	4,760	4,482
	University of California College & University Revenue	5.250%	5/15/2055	8,000	8,586
	University of California College & University Revenue	5.250%	5/15/2058	6,725	6,878
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2032	305	316
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2033	615	636
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2033	45	51
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	395	448
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	125	129
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	365	411
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	1,095	1,098
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	85	90
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2036	270	278
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2037	10,730	11,265
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2039	1,000	1,040
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2042	26,310	26,851
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2043	195	201
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2046	3,025	2,895
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	10,145	10,624
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2047	10,720	10,193
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2047	16,170	16,381
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2048	7,460	7,063
	University of California College & University Revenue (Limited Project)	3.000%	5/15/2051	14,015	10,440
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2051	2,270	2,149
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2058	13,880	14,105
	Upland Unified School District GO	0.000%	8/1/2050	2,720	913
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/2045	2,635	2,573
[1]	Val Verde Unified School District GO	4.000%	8/1/2046	1,040	995
[1]	Val Verde Unified School District GO	4.000%	8/1/2051	1,725	1,605
	Ventura County Community College District GO	3.125%	8/1/2031	590	590
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	2,860	2,968
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	1,635	1,715
	Vista Unified School District GO	4.000%	8/1/2048	8,735	8,296
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2032	2,125	1,777
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2034	1,000	765
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2051	4,890	3,681
[2]	West Contra Costa Unified School District GO	4.000%	8/1/2054	970	898
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2054	3,385	3,543
	West Valley-Mission Community College District GO	4.000%	8/1/2040	4,435	4,435
	Westside Union School District GO	0.000%	8/1/2040	355	197
	Westside Union School District GO	0.000%	8/1/2045	265	110
[1]	William S Hart Union High School District GO	0.000%	9/1/2028	1,385	1,294
	William S Hart Union High School District GO	0.000%	8/1/2033	1,450	1,169
[1]	William S Hart Union High School District GO	0.000%	8/1/2034	730	569
[1]	William S Hart Union High School District GO	0.000%	8/1/2035	1,455	1,090
	William S Hart Union High School District GO	3.500%	8/1/2038	385	385
					7,506,506
Colorado (1.2%)
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.500%	12/1/2026	6,000	6,164
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2029	2,170	2,391
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2030	13,825	14,122
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2031	1,625	1,660
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2040	8,690	8,693
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2048	2,500	2,636
	Adams 12 Five Star Schools GO	5.000%	12/15/2033	4,005	4,088
	Adams 12 Five Star Schools GO	5.000%	12/15/2034	1,000	1,020
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	300	307
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	5,000	5,121
	Adams County CO COP	4.000%	12/1/2045	12,930	12,592

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2030	3,500	3,934
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2042	1,010	1,149
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/2043	6,435	6,775
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	10	10
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	1,435	1,454
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	3,560	3,607
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	2,725	2,761
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/2038	1,375	1,378
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	17,500	19,307
	Board of Water Commissioners City & County of Denver Water Revenue	5.000%	9/15/2055	13,540	14,130
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/2026	10,000	10,243
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2042	50	51
[1]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2049	3,000	3,182
[1]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2050	3,500	3,698
[1]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2054	8,500	8,924
[1]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.500%	12/1/2054	4,050	4,332
	Colorado COP	5.000%	3/15/2031	2,690	2,835
	Colorado COP	5.000%	12/15/2031	3,385	3,788
	Colorado COP	5.000%	12/15/2031	660	706
	Colorado COP	5.000%	12/15/2032	4,070	4,345
	Colorado COP	5.000%	12/15/2033	610	677
	Colorado COP	4.000%	12/15/2034	1,185	1,244
	Colorado COP	5.000%	12/15/2034	2,300	2,587
	Colorado COP	4.000%	12/15/2035	7,965	8,290
	Colorado COP	3.000%	12/15/2036	2,375	2,277
	Colorado COP	3.000%	12/15/2037	220	207
	Colorado COP	4.000%	12/15/2037	335	346
	Colorado COP	5.000%	3/15/2038	200	208
	Colorado COP	4.000%	12/15/2038	1,215	1,245
	Colorado COP	4.000%	12/15/2038	6,040	6,218
	Colorado COP	6.000%	12/15/2038	2,310	2,723
	Colorado COP	6.000%	12/15/2039	11,755	13,777
	Colorado COP	6.000%	12/15/2040	9,290	10,826
	Colorado COP	6.000%	12/15/2041	5,950	6,908
	Colorado COP	4.000%	3/15/2042	9,750	9,765
	Colorado COP	4.000%	3/15/2044	3,890	3,835
	Colorado COP	4.000%	3/15/2046	11,950	11,346
	Colorado COP	5.000%	11/1/2049	7,250	7,625
	Colorado COP	5.000%	11/1/2053	2,500	2,610
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2035	785	791
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/2047	1,060	1,070
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/2047	485	481
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/2051	4,250	4,178
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/2056	5,000	4,873
	Colorado School of Mines College & University Revenue	5.250%	12/1/2048	3,130	3,298
	Colorado School of Mines College & University Revenue	4.000%	12/1/2049	2,500	2,287
	Colorado School of Mines College & University Revenue	5.000%	12/1/2054	2,390	2,476
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2031	610	684
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2031	540	606
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2032	565	631
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2032	655	732
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2033	720	802
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2044	3,750	4,110
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2046	8,705	8,384
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2050	10,200	9,396
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2051	2,800	2,559
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2054	3,000	3,185
	Colorado State Education Loan Program Intergovernmental Agreement Revenue (Education Loan Program)	5.000%	6/30/2026	50,000	50,562
	Denver City & County Board of Water Commissioners Water Revenue	4.000%	9/15/2042	1,000	1,004
	Denver City & County Board of Water Commissioners Water Revenue	2.100%	12/15/2046	2,500	1,600
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2047	2,030	2,061
	Denver City & County School District No. 1 GO	4.000%	12/1/2026	2,035	2,037
	Denver City & County School District No. 1 GO	4.000%	12/1/2031	5,770	5,776
	Denver City & County School District No. 1 GO	5.000%	12/1/2032	450	504
	Denver City & County School District No. 1 GO	5.000%	12/1/2037	1,895	1,928
	Denver City & County School District No. 1 GO	5.250%	12/1/2037	3,720	4,398
	Denver City & County School District No. 1 GO	5.000%	12/1/2038	255	259
	Denver City & County School District No. 1 GO	4.000%	12/1/2041	220	221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver City & County School District No. 1 GO	5.000%	12/1/2042	45	49
	Denver City & County School District No. 1 GO	5.000%	12/1/2045	1,200	1,272
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/2048	13,420	12,400
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2028	110	118
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2031	425	433
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2032	210	214
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/2043	1,715	1,715
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2047	1,610	1,680
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2048	15	15
	Denver CO City & County GO	5.000%	8/1/2026	2,250	2,281
	Denver CO City & County GO	5.000%	8/1/2027	3,585	3,735
	Denver CO City & County GO	5.000%	8/1/2030	1,065	1,192
	Denver CO City & County Pledged Excise Sales Tax Revenue	5.000%	8/1/2044	540	543
	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/2046	12,560	11,998
[2]	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/2046	4,465	4,294
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2035	3,500	2,377
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2036	3,000	1,945
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2037	3,000	1,857
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2038	5,500	3,242
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2039	2,500	1,390
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2051	5,970	5,464
	Denver Metropolitan University College & University Revenue	5.000%	12/1/2055	2,000	2,041
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2026	1,900	1,946
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2028	1,295	1,392
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2040	2,025	2,298
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2043	3,440	3,779
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/2026	1,250	1,269
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2029	4,400	4,015
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	855	758
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2035	235	174
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2035	1,000	625
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2037	350	197
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2037	5,000	3,348
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2040	600	340
[4]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2027	2,045	1,966
[4]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2028	80	75
[4]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2034	1,525	1,169
[2]	Ebert Metropolitan District GO	5.000%	12/1/2043	1,020	1,052
[2]	Ebert Metropolitan District GO	4.000%	12/1/2048	9,955	9,186
	Jefferson County School District R-1 GO	5.000%	12/15/2034	965	1,026
	Jefferson County School District R-1 GO	5.000%	12/15/2035	3,005	3,186
	Jefferson County School District R-1 GO	5.000%	12/15/2038	3,250	3,417
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/2031	1,455	1,562
	Metro Water Recovery Sewer Revenue	2.500%	4/1/2045	10,000	7,285
	Pueblo County CO (Jail Project) COP	4.500%	7/1/2046	775	764
	Pueblo County CO (Jail Project) COP	5.000%	7/1/2049	10,000	10,304
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/2033	1,250	1,302
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/2034	6,105	6,352
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2036	75	76
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	2,620	2,746
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	2,365	2,478
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	510	560
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	1,300	1,429
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2031	520	594
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/2036	660	743
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2046	14,555	14,671
	University of Colorado College & University Revenue	5.000%	10/1/2028	10,000	10,717
	University of Colorado College & University Revenue	4.000%	6/1/2043	5,265	5,162
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	2,730	2,713
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	585	609
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	1,010	1,051
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2044	12,335	12,870
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/2044	1,985	2,059
	Weld County School District No. RE-4 GO	5.250%	12/1/2041	5,000	5,073
	Weld County School District No. RE-4 GO	5.250%	12/1/2047	2,020	2,145
	Westminster Public Schools GO	5.000%	12/1/2049	3,460	3,637
					567,385

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut (2.3%)
Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/2029	1,140	1,142
Connecticut GO	5.000%	8/1/2026	715	725
Connecticut GO	5.000%	8/15/2026	1,990	2,020
Connecticut GO	5.000%	8/15/2026	6,025	6,115
Connecticut GO	5.000%	9/15/2026	1,385	1,409
Connecticut GO	5.000%	10/15/2026	1,140	1,162
Connecticut GO	5.000%	11/15/2026	5,805	5,931
Connecticut GO	5.000%	12/1/2026	15,000	15,345
Connecticut GO	4.000%	1/15/2027	1,615	1,643
Connecticut GO	4.000%	1/15/2027	1,875	1,907
Connecticut GO	5.000%	1/15/2027	1,000	1,026
Connecticut GO	5.000%	4/15/2027	2,755	2,847
Connecticut GO	5.000%	4/15/2027	3,295	3,405
Connecticut GO	5.000%	5/15/2027	710	716
Connecticut GO	5.000%	6/15/2027	4,005	4,157
Connecticut GO	5.000%	8/15/2027	655	664
Connecticut GO	5.000%	8/15/2027	22,210	23,152
Connecticut GO	5.000%	9/15/2027	1,920	2,006
Connecticut GO	5.000%	10/15/2027	205	209
Connecticut GO	5.000%	11/15/2027	360	378
Connecticut GO	4.000%	1/15/2028	200	207
Connecticut GO	4.000%	1/15/2028	11,070	11,454
Connecticut GO	5.000%	1/15/2028	1,225	1,291
Connecticut GO	5.000%	3/15/2028	2,000	2,113
Connecticut GO	5.000%	4/15/2028	2,925	3,096
Connecticut GO	5.000%	6/15/2028	1,030	1,095
Connecticut GO	5.000%	8/15/2028	9,140	9,755
Connecticut GO	5.000%	9/15/2028	9,055	9,684
Connecticut GO	5.000%	10/15/2028	770	784
Connecticut GO	5.000%	11/15/2028	1,230	1,321
Connecticut GO	5.000%	11/15/2028	2,785	2,990
Connecticut GO	5.000%	11/15/2028	10,000	10,737
Connecticut GO	5.000%	12/1/2028	8,500	9,137
Connecticut GO	4.000%	1/15/2029	160	168
Connecticut GO	4.000%	1/15/2029	1,245	1,304
Connecticut GO	5.000%	1/15/2029	5,635	6,077
Connecticut GO	5.000%	1/15/2029	5,130	5,532
Connecticut GO	5.000%	3/15/2029	1,000	1,083
Connecticut GO	5.000%	4/15/2029	850	877
Connecticut GO	5.000%	4/15/2029	1,245	1,351
Connecticut GO	5.000%	8/15/2029	9,095	9,942
Connecticut GO	5.000%	8/15/2029	5,500	6,012
Connecticut GO	5.000%	10/15/2029	1,720	1,752
Connecticut GO	5.000%	11/15/2029	180	198
Connecticut GO	5.000%	11/15/2029	5,000	5,497
Connecticut GO	4.000%	1/15/2030	695	738
Connecticut GO	5.000%	1/15/2030	515	568
Connecticut GO	5.000%	1/15/2030	1,840	2,031
Connecticut GO	5.000%	4/15/2030	1,885	2,044
Connecticut GO	5.000%	8/15/2030	8,185	9,143
Connecticut GO	5.000%	9/1/2030	5,500	6,149
Connecticut GO	5.000%	9/15/2030	1,290	1,443
Connecticut GO	5.000%	11/15/2030	370	415
Connecticut GO	5.000%	11/15/2030	550	617
Connecticut GO	5.000%	11/15/2030	5,000	5,613
Connecticut GO	4.000%	1/15/2031	360	387
Connecticut GO	4.000%	1/15/2031	1,770	1,901
Connecticut GO	5.000%	1/15/2031	1,395	1,537
Connecticut GO	5.000%	1/15/2031	3,275	3,687
Connecticut GO	3.500%	4/15/2031	50	51
Connecticut GO	5.000%	4/15/2031	1,530	1,657
Connecticut GO	5.000%	8/1/2031	5,175	5,883
Connecticut GO	5.000%	8/15/2031	1,025	1,166
Connecticut GO	5.000%	8/15/2031	6,500	7,395
Connecticut GO	5.000%	9/15/2031	1,270	1,447
Connecticut GO	5.000%	10/15/2031	185	188
Connecticut GO	5.000%	11/15/2031	45	51
Connecticut GO	5.000%	11/15/2031	165	189
Connecticut GO	5.000%	11/15/2031	5,005	5,718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	3.000%	1/15/2032	8,675	8,779
	Connecticut GO	4.000%	1/15/2032	45	49
	Connecticut GO	5.000%	1/15/2032	1,000	1,099
	Connecticut GO	5.000%	1/15/2032	4,325	4,955
	Connecticut GO	5.000%	3/15/2032	980	983
	Connecticut GO	5.000%	4/15/2032	530	546
	Connecticut GO	5.000%	4/15/2032	300	324
	Connecticut GO	5.000%	8/1/2032	2,580	2,979
	Connecticut GO	5.000%	8/15/2032	2,425	2,802
	Connecticut GO	5.000%	8/15/2032	3,680	4,252
	Connecticut GO	3.000%	10/15/2032	470	470
	Connecticut GO	5.000%	11/15/2032	310	359
	Connecticut GO	5.000%	11/15/2032	4,000	4,637
	Connecticut GO	4.000%	1/15/2033	45	49
	Connecticut GO	4.000%	1/15/2033	1,095	1,148
	Connecticut GO	5.000%	3/15/2033	7,930	9,234
	Connecticut GO	5.000%	4/15/2033	6,700	6,890
	Connecticut GO	5.000%	4/15/2033	3,265	3,516
	Connecticut GO	5.000%	8/15/2033	10,000	11,711
	Connecticut GO	5.000%	10/15/2033	2,800	2,846
	Connecticut GO	5.000%	11/15/2033	95	110
	Connecticut GO	3.000%	1/15/2034	2,275	2,277
	Connecticut GO	4.000%	1/15/2034	2,460	2,567
	Connecticut GO	4.000%	1/15/2034	2,385	2,550
	Connecticut GO	5.000%	4/15/2034	5,350	5,498
	Connecticut GO	5.000%	4/15/2034	1,205	1,295
	Connecticut GO	5.000%	8/15/2034	5,000	5,919
	Connecticut GO	5.000%	8/15/2034	6,035	7,144
	Connecticut GO	5.000%	10/15/2034	150	152
	Connecticut GO	5.000%	11/15/2034	165	189
	Connecticut GO	3.000%	1/15/2035	755	752
	Connecticut GO	4.000%	1/15/2035	125	130
	Connecticut GO	4.000%	3/15/2035	120	120
	Connecticut GO	5.000%	4/15/2035	150	161
	Connecticut GO	5.000%	8/15/2035	4,890	5,829
	Connecticut GO	5.000%	8/15/2035	4,650	5,543
	Connecticut GO	4.000%	1/15/2036	210	221
	Connecticut GO	5.000%	1/15/2036	3,000	3,477
	Connecticut GO	4.000%	3/15/2036	25	25
	Connecticut GO	5.000%	4/15/2036	2,145	2,289
	Connecticut GO	4.000%	6/1/2036	1,250	1,294
	Connecticut GO	3.375%	10/15/2036	2,905	2,893
	Connecticut GO	5.000%	11/15/2036	3,000	3,395
	Connecticut GO	5.000%	11/15/2036	2,375	2,769
	Connecticut GO	4.000%	4/15/2037	105	106
	Connecticut GO	5.000%	11/15/2037	220	247
	Connecticut GO	5.000%	11/15/2037	11,005	12,734
	Connecticut GO	3.000%	1/15/2038	3,375	3,175
	Connecticut GO	4.000%	1/15/2038	330	339
	Connecticut GO	5.000%	8/15/2038	11,850	13,742
	Connecticut GO	5.000%	11/15/2038	4,005	4,597
	Connecticut GO	3.000%	1/15/2039	2,635	2,436
	Connecticut GO	5.000%	11/15/2039	4,000	4,556
	Connecticut GO	5.000%	11/15/2039	1,020	1,133
	Connecticut GO	5.000%	1/15/2040	1,500	1,600
	Connecticut GO	5.000%	1/15/2040	3,915	4,408
	Connecticut GO	5.000%	3/15/2040	1,350	1,539
	Connecticut GO	5.000%	8/15/2040	6,400	7,304
	Connecticut GO	5.000%	11/15/2040	4,045	4,462
	Connecticut GO	5.000%	11/15/2040	2,750	3,106
	Connecticut GO	2.000%	1/15/2041	1,835	1,362
[2]	Connecticut GO	2.000%	1/15/2041	250	186
	Connecticut GO	3.000%	1/15/2041	6,360	5,630
	Connecticut GO	5.000%	8/15/2041	5,000	5,655
	Connecticut GO	5.000%	11/15/2041	2,000	2,195
	Connecticut GO	3.000%	1/15/2042	200	173
	Connecticut GO	3.000%	11/15/2042	10,020	8,839
	Connecticut GO	5.000%	11/15/2042	10	11
	Connecticut GO	3.000%	11/15/2043	8,015	6,900
	Connecticut GO	5.000%	3/15/2044	1,000	1,089

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	8/15/2044	4,810	5,253
Connecticut GO	5.000%	8/15/2045	4,725	5,104
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2026	1,265	1,274
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2026	6,485	6,529
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	790	799
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	2,875	2,908
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	3,750	3,793
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2026	1,730	1,758
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2027	1,125	1,154
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2027	265	274
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2027	2,980	3,084
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	520	540
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	9,685	10,066
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	5,000	5,197
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	18,500	19,228
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	6,695	6,958
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	475	494
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2027	1,915	1,944
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2027	5,070	5,304
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2028	6,570	6,962
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2028	1,625	1,722
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	855	910
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	245	261
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	8,000	8,512
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	16,500	17,557
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	365	388
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2028	3,580	3,635
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	6,915	7,506
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	30	33
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	14,085	15,349
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	13,000	14,166
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2029	505	513
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2029	4,550	4,868
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2030	6,575	6,911
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	285	316
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	75	83
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	6,070	6,761
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	4,210	4,689
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2030	8,075	8,196
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2030	335	358
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	1,420	1,573
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	220	250
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	1,465	1,663
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	2,070	2,350
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2031	245	249
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2032	5,775	6,059
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	1,990	2,198
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	995	1,122
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	165	190
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	85	98
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	5,395	6,223
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	355	409
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	40	46
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2032	120	122
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2033	3,245	3,397
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	2,985	3,351
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2033	9,500	11,107
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2033	85	86
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2033	660	702
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2034	4,445	4,876
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2034	3,120	3,489
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2034	250	288
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2034	3,405	4,026
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2034	5,000	5,911
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2034	30	30
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2034	380	403
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2034	1,665	1,876
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	1,265	1,448
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	2,905	3,431
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	7,365	8,775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	635	739
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/2035	3,745	3,757
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2035	575	608
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2035	4,095	4,586
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2036	2,435	2,535
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	2,185	2,261
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	2,190	2,294
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2036	185	210
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/2036	80	80
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2037	4,125	4,297
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2037	3,295	3,568
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2037	100	105
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/2037	2,345	2,444
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2038	405	420
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2038	16,105	18,781
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2038	1,330	1,394
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2039	10,415	10,739
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2039	3,505	4,007
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2039	300	347
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/2039	1,750	1,805
	Connecticut Special Tax Fuel Sales Tax Revenue	3.125%	5/1/2040	180	165
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2040	430	440
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2040	645	690
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2040	3,980	4,471
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2040	5,020	5,718
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2041	5,265	5,919
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2041	7,160	8,130
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2041	2,395	2,596
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2042	14,525	16,287
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2042	2,220	2,458
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2043	1,440	1,581
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2043	13,770	15,242
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2043	895	992
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	11,530	12,535
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	2,000	2,152
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	5,155	5,582
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2046	3,300	3,538
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2027	1,295	1,342
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2028	1,020	1,082
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2032	70	80
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2032	50	57
	Connecticut Special Tax Fuel Sales Tax Revenue, Prere.	5.000%	1/1/2034	1,715	2,001
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	8,575	9,363
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	2,405	2,821
[2]	Connecticut State Health & Educational Facilities Authority College & University Revenue	2.125%	11/1/2033	1,300	1,177
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	6,000	7,156
[9]	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	9,290	11,114
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.125%	7/1/2041	780	780
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	60	60
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	1,550	1,551
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/2026	4,700	4,700
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	8,190	8,177
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/2026	3,000	3,010
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	13,015	13,123
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/2028	6,180	6,498
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2030	16,780	18,601
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2032	17,145	19,591
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/2/2035	9,750	11,484
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2045	1,140	1,072
[1]	New Haven CT GO	5.000%	8/1/2031	8,520	9,560
[1]	New Haven CT GO	5.000%	8/1/2032	8,745	9,941
[1]	New Haven CT GO	5.000%	8/1/2033	3,420	3,932
	South Central Connecticut Regional Water Authority Water Revenue	3.000%	8/1/2041	200	176
	University of Connecticut College & University Revenue	5.000%	5/1/2032	1,105	1,273
	University of Connecticut College & University Revenue	5.000%	5/1/2033	2,680	3,070
	University of Connecticut College & University Revenue	5.000%	5/1/2034	4,680	5,334
					1,039,889

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delaware (0.1%)
Delaware GO	5.000%	1/1/2027	1,100	1,128
Delaware GO	5.000%	1/1/2028	540	569
Delaware GO	5.000%	3/1/2029	505	547
Delaware GO	5.000%	3/1/2031	315	357
Delaware GO	5.000%	3/1/2032	7,000	8,071
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2035	3,240	3,222
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/2030	245	273
Delaware Transportation Authority Highway Revenue	5.000%	6/1/2055	21,105	21,111
Sussex County DE GO	1.750%	3/15/2036	2,280	1,864
				37,142
District of Columbia (1.6%)
District of Columbia Appropriations Revenue	5.000%	12/1/2033	13,175	14,338
District of Columbia Appropriations Revenue	5.000%	12/1/2034	8,090	8,778
District of Columbia College & University Revenue	5.000%	4/1/2030	1,575	1,616
District of Columbia College & University Revenue	5.000%	4/1/2032	640	655
District of Columbia College & University Revenue	5.000%	4/1/2033	315	322
District of Columbia College & University Revenue	5.000%	4/1/2034	1,780	1,817
District of Columbia College & University Revenue PUT	5.000%	4/3/2035	9,700	11,079
District of Columbia GO	5.000%	6/1/2026	3,825	3,860
District of Columbia GO	5.000%	10/15/2026	1,840	1,876
District of Columbia GO	5.000%	6/1/2027	2,580	2,675
District of Columbia GO	5.000%	10/15/2027	1,135	1,189
District of Columbia GO	5.000%	12/1/2027	8,500	8,930
District of Columbia GO	5.000%	6/1/2028	1,500	1,594
District of Columbia GO	5.000%	10/15/2028	1,305	1,400
District of Columbia GO	5.000%	6/1/2029	4,095	4,455
District of Columbia GO	5.000%	10/15/2029	1,030	1,118
District of Columbia GO	5.000%	6/1/2030	1,755	1,951
District of Columbia GO	5.000%	10/15/2030	2,765	2,995
District of Columbia GO	5.000%	12/1/2030	3,960	4,446
District of Columbia GO	5.000%	6/1/2031	2,020	2,089
District of Columbia GO	5.000%	8/1/2031	13,785	15,651
District of Columbia GO	5.000%	10/15/2031	895	967
District of Columbia GO	5.000%	6/1/2032	3,435	3,547
District of Columbia GO	5.000%	6/1/2033	10,045	10,362
District of Columbia GO	5.000%	10/15/2033	680	731
District of Columbia GO	5.000%	6/1/2034	9,000	9,275
District of Columbia GO	5.000%	10/15/2034	1,310	1,405
District of Columbia GO	5.000%	12/1/2034	3,815	4,523
District of Columbia GO	5.000%	2/1/2035	1,655	1,836
District of Columbia GO	5.000%	6/1/2035	70	72
District of Columbia GO	5.000%	6/1/2035	2,515	2,587
District of Columbia GO	5.000%	10/15/2035	500	535
District of Columbia GO	4.000%	6/1/2036	670	676
District of Columbia GO	5.000%	6/1/2036	2,140	2,198
District of Columbia GO	5.000%	6/1/2036	2,675	2,747
District of Columbia GO	5.000%	8/1/2036	7,715	8,963
District of Columbia GO	5.000%	10/15/2036	670	713
District of Columbia GO	4.000%	6/1/2037	960	967
District of Columbia GO	5.000%	6/1/2037	2,390	2,451
District of Columbia GO	5.000%	8/1/2037	9,280	10,684
District of Columbia GO	5.000%	10/15/2037	45	48
District of Columbia GO	5.000%	1/1/2038	3,855	4,323
District of Columbia GO	5.000%	6/1/2038	160	164
District of Columbia GO	5.000%	8/1/2038	5,270	6,015
District of Columbia GO	5.000%	1/1/2039	170	190
District of Columbia GO	5.000%	8/1/2039	3,300	3,747
District of Columbia GO	5.000%	1/1/2041	215	237
District of Columbia GO	4.000%	6/1/2041	180	180
District of Columbia GO	5.000%	6/1/2041	2,370	2,394
District of Columbia GO	5.000%	1/1/2043	4,635	5,004
District of Columbia GO	5.000%	8/1/2043	3,360	3,680
District of Columbia GO	5.000%	10/15/2044	13,655	14,091
District of Columbia GO	5.000%	8/1/2045	3,010	3,223
District of Columbia GO	5.000%	2/1/2046	3,480	3,604
District of Columbia GO	5.250%	1/1/2048	8,485	8,974
District of Columbia Income Tax Revenue	5.000%	10/1/2026	530	540
District of Columbia Income Tax Revenue	5.000%	10/1/2027	4,980	5,210

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Income Tax Revenue	5.000%	10/1/2027	1,885	1,972
	District of Columbia Income Tax Revenue	5.000%	12/1/2027	5,020	5,274
	District of Columbia Income Tax Revenue	5.000%	12/1/2028	740	796
	District of Columbia Income Tax Revenue	5.000%	10/1/2029	2,280	2,500
	District of Columbia Income Tax Revenue	5.000%	12/1/2029	1,065	1,172
	District of Columbia Income Tax Revenue	5.000%	3/1/2030	4,300	4,701
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	2,645	2,960
	District of Columbia Income Tax Revenue	5.000%	12/1/2030	355	399
	District of Columbia Income Tax Revenue	5.000%	10/1/2031	660	751
	District of Columbia Income Tax Revenue	5.000%	12/1/2031	1,510	1,724
	District of Columbia Income Tax Revenue	5.000%	3/1/2032	1,595	1,736
	District of Columbia Income Tax Revenue	5.000%	7/1/2032	1,070	1,232
	District of Columbia Income Tax Revenue	5.000%	12/1/2032	7,290	8,442
	District of Columbia Income Tax Revenue	5.000%	3/1/2033	1,810	1,964
	District of Columbia Income Tax Revenue	5.000%	7/1/2033	880	1,009
	District of Columbia Income Tax Revenue	5.000%	12/1/2033	605	698
	District of Columbia Income Tax Revenue	5.000%	3/1/2034	2,775	3,004
	District of Columbia Income Tax Revenue	5.000%	7/1/2034	2,175	2,482
	District of Columbia Income Tax Revenue	5.000%	3/1/2035	1,510	1,646
	District of Columbia Income Tax Revenue	5.000%	3/1/2035	5,770	6,228
	District of Columbia Income Tax Revenue	5.000%	6/1/2035	3,250	3,865
	District of Columbia Income Tax Revenue	5.000%	12/1/2035	1,790	2,038
	District of Columbia Income Tax Revenue	5.000%	3/1/2036	11,880	12,759
	District of Columbia Income Tax Revenue	5.000%	3/1/2036	2,265	2,455
	District of Columbia Income Tax Revenue	5.000%	7/1/2036	655	737
	District of Columbia Income Tax Revenue	5.000%	12/1/2036	1,580	1,784
	District of Columbia Income Tax Revenue	5.000%	3/1/2037	1,315	1,417
	District of Columbia Income Tax Revenue	5.000%	6/1/2037	6,025	7,008
	District of Columbia Income Tax Revenue	5.000%	7/1/2037	540	603
	District of Columbia Income Tax Revenue	5.000%	12/1/2037	7,905	8,855
	District of Columbia Income Tax Revenue	5.000%	3/1/2038	5,455	5,850
	District of Columbia Income Tax Revenue	5.000%	5/1/2038	1,240	1,392
	District of Columbia Income Tax Revenue	5.000%	7/1/2038	4,650	5,156
	District of Columbia Income Tax Revenue	5.000%	3/1/2039	695	744
	District of Columbia Income Tax Revenue	5.000%	5/1/2039	2,030	2,269
	District of Columbia Income Tax Revenue	5.000%	7/1/2039	300	331
	District of Columbia Income Tax Revenue	4.000%	3/1/2040	2,480	2,517
	District of Columbia Income Tax Revenue	5.000%	3/1/2040	3,605	3,846
	District of Columbia Income Tax Revenue	5.000%	5/1/2040	2,230	2,479
	District of Columbia Income Tax Revenue	5.000%	6/1/2040	3,055	3,478
	District of Columbia Income Tax Revenue	5.000%	7/1/2040	1,980	2,176
	District of Columbia Income Tax Revenue	5.000%	5/1/2041	1,340	1,479
	District of Columbia Income Tax Revenue	5.000%	7/1/2041	2,080	2,273
	District of Columbia Income Tax Revenue	5.000%	5/1/2042	4,460	4,870
	District of Columbia Income Tax Revenue	5.000%	5/1/2043	11,170	12,058
	District of Columbia Income Tax Revenue	3.000%	3/1/2044	15,000	12,434
	District of Columbia Income Tax Revenue	4.000%	3/1/2045	210	202
	District of Columbia Income Tax Revenue	4.000%	5/1/2045	8,505	8,175
	District of Columbia Income Tax Revenue	5.000%	5/1/2045	7,820	8,118
	District of Columbia Income Tax Revenue	5.000%	7/1/2047	5,470	5,681
	District of Columbia Income Tax Revenue	5.250%	5/1/2048	9,290	9,829
	District of Columbia Income Tax Revenue	5.000%	6/1/2050	9,030	9,417
	District of Columbia Income Tax Revenue	5.250%	6/1/2050	5,000	5,336
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2037	1,280	1,372
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2038	3,845	4,408
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	3,565	4,050
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2041	1,000	1,014
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2041	9,900	9,900
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2042	1,000	1,003
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2049	5,285	4,865
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2052	1,200	1,207
	District of Columbia Water & Sewer Authority Water Revenue VRDO	3.250%	2/2/2026	1,990	1,990
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2031	505	427
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2035	2,000	1,436
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	1,725	1,024
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2038	9,400	5,658
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2039	510	300
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2040	1,000	555
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2044	9,020	8,400
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2044	5,665	5,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2047	5,600	5,651
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2049	29,930	26,207
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/2050	2,080	1,498
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2052	23,370	20,625
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/2053	5,000	3,225
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/2053	145	102
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	5,085	4,472
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	4,135	3,539
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/2026	23,615	24,256
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2026	1,350	1,371
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2027	330	343
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2028	7,635	7,956
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2029	5,465	5,681
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2030	2,395	2,484
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2031	440	496
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2033	1,160	1,300
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2034	800	844
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2035	605	634
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2036	165	158
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2037	1,185	1,281
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2037	450	494
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2038	1,275	1,310
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2038	105	113
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2039	155	158
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2039	1,695	1,817
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2040	390	346
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2041	2,730	2,918
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2043	3,025	2,494
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2043	3,905	3,880
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2045	100	95
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	21,220	21,875
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2046	6,100	6,296
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/2047	3,115	2,957
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2048	13,850	14,298
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2053	11,005	11,470
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2054	8,345	8,565
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2055	7,050	7,387
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2056	7,050	7,216
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.375%	7/15/2059	5,000	4,727
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2059	5,580	5,819
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2060	8,000	8,199
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2060	11,750	12,543
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2037	2,590	2,656
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2042	8,900	9,041
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2043	235	238
					724,462
Florida (2.8%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/2042	3,625	3,624
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2047	35	36
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.000%	9/1/2049	6,750	6,851
	Broward County FL School District COP	5.000%	7/1/2026	400	404
	Broward County FL School District COP	5.000%	7/1/2027	2,965	3,068
	Broward County FL School District COP	5.000%	7/1/2028	4,230	4,474
[1]	Broward County FL School District COP	5.000%	7/1/2029	5,000	5,412
	Broward County FL School District COP	5.000%	7/1/2030	1,235	1,362
[1]	Broward County FL School District COP	5.000%	7/1/2030	4,275	4,722
	Broward County FL School District COP	5.000%	7/1/2032	3,060	3,362
	Broward County FL School District COP	5.000%	7/1/2033	2,745	3,007
	Broward County FL School District COP	5.000%	7/1/2034	5,625	6,152
	Broward County FL School District COP	5.000%	7/1/2035	1,235	1,394
	Broward County FL School District COP	5.000%	7/1/2036	3,645	4,078
	Broward County FL School District GO	5.000%	7/1/2047	1,540	1,563
	Broward County FL Tourist Development Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/2047	14,725	13,119
	Broward County FL Tourist Development Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/2051	4,320	3,784
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/2038	915	975
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/2039	3,490	3,705
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/2040	1,250	1,322
	Broward County FL Water & Sewer Utility Water Revenue	3.000%	10/1/2041	350	303
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2042	9,040	9,045

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2047	2,060	1,919
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.600%	3/1/2048	1,000	1,069
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.650%	3/1/2054	2,175	2,309
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/2042	4,565	4,394
[2]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/2053	2,840	2,983
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2026	1,560	1,576
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2026	4,915	4,969
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	2,465	2,491
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	10,315	10,972
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2030	230	231
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2031	75	75
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2031	740	839
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2032	3,150	3,554
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2033	440	494
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2033	5,370	6,030
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2033	4,105	4,786
[2]	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/2034	175	174
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2034	5,000	5,876
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2035	2,815	2,975
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2035	130	145
[1]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/2036	5,000	4,241
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/2036	1,115	1,106
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2036	1,695	1,700
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2037	1,125	1,127
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	1,185	1,187
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	575	591
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2038	3,000	3,475
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	7,645	7,655
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	4,915	5,032
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2040	2,255	2,257
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2041	3,340	3,295
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2042	3,445	3,519
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	11,265	11,660
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2049	11,460	11,691
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2054	2,000	2,080
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	2,015	2,030
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2026	1,690	1,709
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2026	1,250	1,264
	Deerfield Beach FL Miscellaneous Revenue	5.250%	12/1/2041	3,255	3,409
	Delray Beach FL Water & Sewer Water Revenue	5.250%	10/1/2055	4,000	4,250
[1]	Duval County Public Schools COP	5.000%	7/1/2026	985	996
[1]	Duval County Public Schools COP	5.000%	7/1/2027	1,465	1,520
[1]	Duval County Public Schools COP	5.000%	7/1/2028	1,370	1,454
[1]	Duval County Public Schools COP	5.000%	7/1/2030	3,590	3,974
[1]	Duval County Public Schools COP	5.000%	7/1/2032	3,230	3,552
[1]	Duval County Public Schools COP	5.000%	7/1/2033	6,115	6,693
[1]	Duval County Public Schools COP	5.000%	7/1/2034	1,260	1,374
[1]	Duval County Public Schools COP	5.000%	7/1/2035	3,450	3,744
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2049	750	778
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2054	1,015	1,046
	Florida Department of Management Services COP	5.000%	11/1/2027	1,515	1,586
	Florida Department of Management Services COP	5.000%	11/1/2028	130	139
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/2036	2,700	2,239
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2038	3,085	2,991
	Florida Department of Transportation Turnpike System Highway Revenue	4.250%	7/1/2049	8,550	8,267
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2051	4,055	3,698
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2052	14,485	13,127
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2052	8,755	9,040
	Florida Department of Transportation Turnpike System Highway Revenue	4.250%	7/1/2055	11,450	10,681
	Florida GO	5.000%	6/1/2026	2,960	2,987
	Florida GO	5.000%	6/1/2026	1,885	1,902
	Florida GO	4.000%	7/1/2030	730	759
	Florida GO	5.000%	6/1/2033	16,180	18,983
	Florida GO	4.125%	7/1/2053	6,000	5,700
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2042	560	559
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/2048	12,420	8,969
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2050	12,845	11,150
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2026	5,675	5,686
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	4,590	4,652

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	3,810	3,865
	Florida Keys Aqueduct Authority Water Revenue	3.750%	9/1/2037	500	500
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/2041	2,750	2,753
	Florida Lottery Revenue	5.000%	7/1/2026	1,775	1,795
	Florida Lottery Revenue	5.000%	7/1/2027	2,665	2,768
	Florida Lottery Revenue	5.000%	7/1/2028	2,275	2,417
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2027	5,295	5,378
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2028	1,815	1,846
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/2030	1,330	1,360
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2030	5,010	5,569
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2031	4,220	4,772
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2035	2,080	2,378
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/2028	1,610	1,717
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/2043	1,475	1,464
	Fort Lauderdale FL Water & Sewer Water Revenue	3.500%	9/1/2048	165	140
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/2048	5,560	6,075
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/2044	8,120	7,939
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	4.000%	10/1/2052	2,960	2,687
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2036	2,980	3,083
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2037	1,000	1,032
	Gainesville FL Utilities System Electric Power & Light Revenue	4.000%	10/1/2039	2,575	2,581
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/2047	125	128
	Gainesville FL Utilities System Multiple Utility Revenue, Prere.	5.000%	10/1/2029	20	22
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.150%	2/2/2026	23,200	23,200
	Hillsborough County Aviation Authority Customer Facility Charge Port, Airport & Marina Revenue	5.000%	10/1/2044	5,330	5,332
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	1,740	1,792
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2048	3,605	3,662
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2052	3,000	2,736
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2046	4,305	3,287
	Hillsborough County FL Utility Water Revenue	2.500%	8/1/2051	90	59
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2026	375	377
	Hillsborough County School Board COP	5.000%	7/1/2029	5	5
[1]	Hollywood FL GO	4.000%	7/1/2041	3,330	3,368
	Jacksonville FL General Fund Revenue	5.250%	10/1/2048	8,420	8,995
	Jacksonville FL General Fund Revenue	5.250%	10/1/2054	3,325	3,508
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2031	345	350
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2026	2,100	2,135
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	295	307
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	3,015	3,293
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	1,070	1,113
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	460	478
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	1,005	1,157
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2033	1,355	1,405
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2033	4,340	5,056
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2034	1,485	1,743
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2036	1,815	2,104
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2037	2,125	2,445
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2038	2,200	2,206
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2029	1,065	1,113
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2039	4,745	4,755
	JEA Water & Sewer System Water Revenue	5.250%	10/1/2049	10,865	11,508
	JEA Water & Sewer System Water Revenue	5.250%	10/1/2055	5,020	5,324
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.250%	10/1/2036	3,000	3,478
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/2048	5,000	5,352
	Lee County School Board COP	5.000%	8/1/2028	8,890	9,462
	Lee County School Board COP	4.000%	8/1/2046	7,520	7,018
	Lee County School Board COP	4.000%	8/1/2048	3,585	3,291
	Lee County School Board COP	5.250%	8/1/2050	7,000	7,341
	Manatee County FL Appropriations Revenue	5.250%	10/1/2048	3,950	4,201
	Miami Beach FL GO	4.000%	5/1/2044	130	128
	Miami Beach FL GO	4.000%	5/1/2049	14,500	13,188
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2040	12,000	12,015
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2045	1,900	1,902
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/2047	8,255	8,342
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.500%	1/1/2049	4,880	5,237
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2048	5,610	5,774
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2036	5,000	5,816
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2037	5,000	5,759
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2038	5,000	5,713
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2039	4,000	4,615

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2041	2,000	2,229
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2043	4,000	4,337
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2045	1,030	960
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2046	3,570	3,750
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2048	1,500	1,589
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2053	9,740	8,451
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2053	15,585	15,660
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2026	2,345	2,350
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2027	3,800	3,807
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	815	822
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2044	8,000	8,000
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2034	280	283
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2045	8,835	8,865
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2051	1,220	1,270
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2026	4,110	4,118
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2028	1,005	1,021
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2030	1,360	1,381
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2036	1,015	1,168
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2037	1,540	1,758
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.250%	10/1/2055	3,100	3,250
	Miami-Dade County FL GO	5.000%	7/1/2037	25	25
	Miami-Dade County FL GO	3.750%	7/1/2042	5	5
	Miami-Dade County FL GO	4.000%	7/1/2042	325	325
	Miami-Dade County FL GO	5.000%	7/1/2048	2,200	2,249
[1]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/2034	2,060	2,355
[1]	Miami-Dade County FL Recreational Revenue	7.000%	10/1/2039	100	113
[1]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/2049	1,975	650
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2034	1,360	1,036
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/2034	2,830	2,873
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2035	7,410	7,689
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/2035	1,785	1,808
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2039	20,000	11,886
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2039	50	50
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2040	2,475	1,387
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2048	9,085	9,383
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2054	11,515	11,843
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2038	1,920	1,924
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	1,105	1,134
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2045	5,290	4,937
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2045	6,045	6,310
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2046	1,380	1,430
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2047	6,725	6,927
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2048	5,000	4,532
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2049	5,930	5,356
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2050	200	180
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2052	12,565	12,735
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2026	2,790	2,839
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	1,715	1,787
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	1,705	1,780
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2028	1,740	1,815
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2030	5,000	5,591
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2032	3,885	4,477
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2035	2,980	3,027
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2036	25	24
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2036	9,595	9,723
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2037	8,960	9,065
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2038	9,350	9,449
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/2039	1,900	1,768
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2039	1,000	1,024
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2040	50	44
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2041	4,760	4,822
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2042	2,095	2,100
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	12,050	11,615
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2044	7,065	7,328
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2046	1,825	1,705
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2046	1,840	1,871
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2046	6,270	6,519
	Miami-Dade County FL Water & Sewer System Water Revenue	3.375%	10/1/2047	2,245	1,803
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2047	135	124
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	8,255	7,496

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	4,040	3,717
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	24,365	22,065
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2049	115	119
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2051	2,150	1,974
	Miami-Dade County FL Water & Sewer System Water Revenue	5.250%	10/1/2054	4,100	4,295
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2055	8,070	8,301
	Miami-Dade County School Board COP	5.000%	2/1/2026	1,810	1,810
	Miami-Dade County School Board COP	5.000%	2/1/2027	1,540	1,543
	Miami-Dade County School Board COP	5.000%	5/1/2027	2,500	2,582
	Miami-Dade County School Board COP	5.000%	2/1/2028	60	60
	Miami-Dade County School Board COP	5.000%	2/1/2029	10,105	10,127
	Miami-Dade County School Board COP	5.000%	2/1/2030	5,140	5,151
	Miami-Dade County School Board COP	3.250%	2/1/2033	2,450	2,450
	Miami-Dade County School Board GO	5.000%	3/15/2033	1,600	1,603
	Miami-Dade County School Board GO	5.000%	3/15/2044	7,370	7,374
	Miami-Dade County School Board GO	5.000%	3/15/2046	3,330	3,333
[2]	Miami-Dade County School Board GO	5.000%	3/15/2052	3,645	3,718
[1]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2049	19,745	17,703
[1]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	3.000%	10/1/2050	120	88
[1]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/2040	270	255
[1]	Okaloosa County School Board COP	5.000%	10/1/2049	4,805	4,995
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2033	2,085	2,093
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2034	1,265	1,269
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2036	525	527
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2036	255	255
	Orange County School Board COP	5.000%	8/1/2032	6,685	7,657
	Orange County School Board COP, Prere.	5.000%	8/1/2026	5,040	5,108
	Orange County School Board COP, Prere.	5.000%	8/1/2026	2,055	2,083
	Orlando FL Miscellaneous Revenue	5.000%	10/1/2048	695	707
[1]	Orlando FL Miscellaneous Revenue	5.500%	11/1/2050	21,150	22,679
[1]	Orlando FL Miscellaneous Revenue	5.500%	11/1/2055	5,000	5,326
	Orlando FL Reclamation System Water Revenue	5.000%	10/1/2054	5,010	5,237
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2039	5,050	5,759
	Orlando Utilities Commission Electric Power & Light Revenue	2.375%	10/1/2046	50	33
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	8,495	7,905
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2048	10,015	10,429
	Osceola County Expressway Authority Highway Revenue, Prere.	6.150%	10/1/2031	590	698
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2034	465	334
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2036	1,350	885
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2036	1,095	1,139
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2037	970	607
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2038	620	368
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2039	375	211
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2043	1,205	507
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2044	2,315	923
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2044	2,945	2,987
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2045	1,535	568
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2046	2,600	897
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2047	4,000	1,289
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2048	2,750	834
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2049	4,360	1,244
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2049	2,800	2,809
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2050	2,000	538
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2052	3,115	744
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2054	2,800	597
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/2054	8,800	7,606
	Palm Beach County School District COP	5.000%	8/1/2026	1,250	1,267
	Palm Beach County School District COP	5.000%	8/1/2029	5,000	5,448
	Palm Beach County School District COP	5.000%	8/1/2030	5,000	5,563
	Palm Beach County School District COP	5.000%	8/1/2034	5,655	6,194
	Palm Beach County School District COP	5.000%	8/1/2040	3,030	3,315
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/2044	4,255	4,080
	Pasco County School Board COP	5.000%	8/1/2032	1,000	1,139
	Peace River Manasota Regional Water Supply Authority Water Revenue	5.500%	10/1/2055	11,000	11,820
[2]	Port St. Lucie FL Special Assessment Revenue	3.000%	7/1/2041	200	176
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/2045	355	295
	Sarasota Water FL Utility System Water Revenue	5.250%	10/1/2047	5,500	5,822
	Sarasota Water FL Utility System Water Revenue	5.250%	10/1/2052	10,000	10,489
	Seminole County FL Special Obligation Revenue	5.000%	10/1/2052	8,000	8,198
	South Florida Water Management District COP	5.000%	10/1/2032	3,090	3,101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Florida Water Management District COP	5.000%	10/1/2035	1,720	1,725
	St. Johns County FL Water & Sewer Water Revenue	5.000%	6/1/2052	7,575	7,862
[1]	St. Johns County School Board COP	5.500%	7/1/2049	2,000	2,139
	St. Lucie County FL Miscellaneous Revenue	5.000%	10/1/2034	1,140	1,183
[1]	St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/2048	9,030	9,288
[1]	St. Lucie County School Board (Master Lease Program) COP	5.250%	7/1/2053	7,500	7,769
	St. Petersburg FL Public Utility Water Revenue	4.500%	10/1/2055	5,775	5,696
	Tampa Bay Water Revenue	5.250%	10/1/2047	11,500	12,153
	Tampa Bay Water Revenue	5.000%	10/1/2052	2,115	2,181
	Tampa FL Appropriations Revenue	2.000%	10/1/2041	1,375	1,023
	Tampa FL Appropriations Revenue	2.250%	10/1/2051	23,560	14,601
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2045	4,000	1,580
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2027	635	643
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2046	3,370	3,498
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2047	3,400	3,568
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2052	5,680	5,916
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2054	2,000	2,054
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2042	17,430	17,341
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2047	8,615	8,703
[2]	University of Florida Department of Housing & Residence Education Housing System Local or Guaranteed Housing Revenue	3.000%	7/1/2051	20	14
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	5.000%	10/15/2049	3,440	3,506
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2046	4,020	4,155
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2052	7,500	7,590
					1,294,078
Georgia (1.5%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/2044	50	50
	Atlanta GA Airport Customer Facility Charge Port, Airport & Marina Revenue	5.500%	7/1/2050	3,160	3,416
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2035	3,035	3,256
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2037	15,000	15,967
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2038	2,260	2,398
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2040	1,000	1,053
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	13,910	14,065
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2027	270	280
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	1,265	1,346
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	2,550	2,838
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2048	7,710	8,046
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/2052	8,000	7,368
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2054	10,990	11,390
	Atlanta GA GO	5.000%	12/1/2041	1,020	1,124
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2026	795	797
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2027	520	523
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/2027	140	145
[4]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/2027	735	764
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2029	330	332
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2030	5,005	5,603
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/2030	2,060	2,374
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	45	45
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	5,000	5,696
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2032	1,395	1,404
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2032	3,250	3,752
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2040	10,575	10,605
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2041	1,400	1,570
	Atlanta GA Water & Wastewater Water Revenue	3.500%	11/1/2043	140	129
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	285	298
[1]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/2042	750	684
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2050	3,330	3,611
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2053	3,000	3,242
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2039	1,270	1,406
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2041	300	329
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2052	4,505	4,629
	Forsyth County School District GO	5.000%	2/1/2029	5,065	5,482
	Fulton County GA Water & Sewerage Water Revenue	5.000%	1/1/2034	23,100	27,191
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/2043	585	437
	Fulton County GA Water & Sewerage Water Revenue	2.375%	1/1/2044	290	212
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/2045	45	36
	Georgia GO	5.000%	7/1/2026	55	56
	Georgia GO	5.000%	7/1/2026	100	101
	Georgia GO	5.000%	12/1/2026	360	368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	3.000%	1/1/2027	10	10
	Georgia GO	4.000%	1/1/2027	75	76
	Georgia GO	5.000%	1/1/2027	290	297
	Georgia GO	5.000%	2/1/2027	5,065	5,099
	Georgia GO	5.000%	2/1/2027	2,825	2,831
	Georgia GO	4.000%	7/1/2027	11,000	11,279
	Georgia GO	5.000%	7/1/2027	2,145	2,229
	Georgia GO	5.000%	7/1/2027	6,415	6,666
	Georgia GO	5.000%	7/1/2027	730	748
	Georgia GO	5.000%	1/1/2028	2,000	2,049
	Georgia GO	5.000%	2/1/2028	160	161
	Georgia GO	5.000%	2/1/2028	5,285	5,431
	Georgia GO	4.000%	7/1/2028	495	516
	Georgia GO	5.000%	7/1/2028	1,770	1,887
	Georgia GO	5.000%	7/1/2028	435	464
	Georgia GO	4.000%	1/1/2029	2,415	2,447
	Georgia GO	3.000%	2/1/2029	635	635
	Georgia GO	5.000%	2/1/2029	470	473
	Georgia GO	5.000%	2/1/2029	2,375	2,440
	Georgia GO	5.000%	7/1/2029	1,935	2,063
	Georgia GO	3.000%	2/1/2030	505	505
	Georgia GO	5.000%	2/1/2030	10,030	10,098
	Georgia GO	5.000%	2/1/2030	570	585
	Georgia GO	5.000%	7/1/2030	2,065	2,143
	Georgia GO	5.000%	7/1/2030	295	330
	Georgia GO	5.000%	7/1/2030	600	639
	Georgia GO	5.000%	8/1/2030	1,295	1,451
	Georgia GO	5.000%	2/1/2031	5,185	5,322
	Georgia GO	5.000%	7/1/2031	3,140	3,419
	Georgia GO	5.000%	7/1/2031	4,800	5,472
	Georgia GO	5.000%	7/1/2031	150	160
	Georgia GO	5.000%	7/1/2031	340	388
	Georgia GO	5.000%	7/1/2032	4,760	5,057
	Georgia GO	5.000%	7/1/2032	2,735	3,103
	Georgia GO	5.000%	7/1/2032	2,795	3,240
	Georgia GO	3.000%	7/1/2033	175	176
	Georgia GO	5.000%	7/1/2033	3,225	3,646
	Georgia GO	5.000%	7/1/2033	2,295	2,648
	Georgia GO	5.000%	8/1/2033	9,455	10,469
	Georgia GO	3.000%	2/1/2034	430	430
	Georgia GO	3.000%	2/1/2034	11,250	11,251
	Georgia GO	5.000%	7/1/2034	380	436
	Georgia GO	4.000%	8/1/2034	1,150	1,209
	Georgia GO	4.000%	7/1/2035	9,095	9,316
	Georgia GO	4.000%	8/1/2035	610	637
	Georgia GO	4.000%	2/1/2036	5,000	5,043
	Georgia GO	4.000%	7/1/2036	1,655	1,688
	Georgia GO	5.000%	7/1/2036	1,855	2,103
	Georgia GO	3.000%	2/1/2037	25	25
	Georgia GO	3.250%	7/1/2037	490	488
[4]	Georgia Local Government COP	4.750%	6/1/2028	83	85
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/2029	565	593
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2060	2,435	2,400
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2060	2,395	2,361
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2060	600	600
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2034	500	524
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/2044	2,745	2,629
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2048	5,850	5,820
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2049	6,590	6,531
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2052	6,155	6,189
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2055	2,500	2,531
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2056	1,000	987
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/2059	7,500	6,427
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2059	3,790	3,737
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2059	5,230	5,157
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2063	4,885	4,814
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.500%	7/1/2063	9,485	8,996
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2063	10,405	10,706
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2064	4,595	4,625
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/2064	3,780	3,888

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2028	4,110	4,154
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2029	1,000	1,009
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2034	295	328
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2036	7,335	8,291
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.250%	1/1/2049	6,750	7,008
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/2051	45	40
Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,280	1,387
Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/2043	140	153
Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/2046	4,565	3,542
Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2047	7,910	7,622
Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	580	605
Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/2051	4,850	3,296
Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	6,090	5,620
Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2052	13,160	12,211
Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/2052	10,000	10,483
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2026	1,290	1,302
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2027	370	384
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2028	1,570	1,665
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2029	13,025	14,147
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2030	3,950	4,384
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2031	1,990	2,198
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2032	515	567
Gwinnett County School District GO	5.000%	8/1/2026	5,215	5,287
Gwinnett County School District GO	5.000%	2/1/2029	11,445	12,378
Gwinnett County School District GO	5.000%	2/1/2030	5,135	5,684
Gwinnett County School District GO	5.000%	2/1/2033	8,000	9,331
Gwinnett County School District GO	5.000%	2/1/2034	8,820	10,427
Gwinnett County School District GO	5.000%	2/1/2036	2,990	3,592
Gwinnett County School District GO	5.000%	2/1/2038	170	180
Gwinnett County School District GO	5.000%	2/1/2040	50	53
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/2043	1,000	707
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/2044	1,000	682
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/2045	1,000	656
Jefferson Public Building Authority Intergovernmental Agreement Revenue	4.500%	2/1/2055	4,445	4,369
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2037	1,305	1,272
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2037	1,430	1,641
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.500%	7/1/2038	235	233
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2039	3,845	3,588
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2047	500	377
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	1,330	1,346
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	100	101
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	1,200	1,214
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	640	647
Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/2048	120	90
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	1,395	1,522
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	2,640	2,880
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	12,785	13,946
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2030	13,905	15,484
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	10,000	11,505
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	19,035	22,181
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	5,820	6,782
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2036	4,500	5,284
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2039	7,000	8,168
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2041	5,000	5,700
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2042	4,810	5,414
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2043	2,260	2,512
Private Colleges & Universities Authority College & University Revenue	3.000%	10/1/2043	100	82
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/2043	14,065	14,070
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2045	5,000	5,449
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/2046	2,330	2,340
Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2044	2,910	2,725
Richmond County Board of Education GO	5.000%	10/1/2030	7,310	8,177
Richmond County Board of Education GO	5.000%	10/1/2031	4,260	4,851
Richmond County Board of Education GO	5.000%	10/1/2032	9,000	10,401
Rockdale County Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	1/1/2049	3,000	3,126
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/2026	475	477
				680,623

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii (0.3%)
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2034	75	82
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2038	2,075	2,130
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2049	1,550	1,644
Hawaii GO	5.000%	8/1/2026	1,420	1,421
Hawaii GO	5.000%	10/1/2026	2,210	2,219
Hawaii GO	5.000%	4/1/2027	1,315	1,321
Hawaii GO	5.000%	5/1/2027	645	667
Hawaii GO	5.000%	8/1/2027	4,200	4,203
Hawaii GO	5.000%	10/1/2027	2,365	2,407
Hawaii GO	5.000%	10/1/2027	330	335
Hawaii GO	5.000%	1/1/2028	935	984
Hawaii GO	4.000%	4/1/2028	585	586
Hawaii GO	5.000%	8/1/2028	70	70
Hawaii GO	5.000%	10/1/2028	270	275
Hawaii GO	5.000%	10/1/2028	360	366
Hawaii GO	5.000%	1/1/2029	770	810
Hawaii GO	5.000%	8/1/2029	900	902
Hawaii GO	5.000%	10/1/2029	145	148
Hawaii GO	5.000%	1/1/2030	1,670	1,757
Hawaii GO	5.000%	8/1/2030	3,375	3,382
Hawaii GO	5.000%	10/1/2030	3,435	3,583
Hawaii GO	4.000%	4/1/2031	1,200	1,202
Hawaii GO	4.000%	5/1/2031	7,965	8,106
Hawaii GO	4.000%	10/1/2031	1,700	1,713
Hawaii GO	5.000%	10/1/2031	2,200	2,293
Hawaii GO	5.000%	1/1/2032	375	403
Hawaii GO	3.000%	4/1/2032	1,285	1,284
Hawaii GO	4.000%	8/1/2032	8,190	8,196
Hawaii GO	3.000%	4/1/2033	10,000	9,986
Hawaii GO	4.000%	1/1/2034	2,675	2,730
Hawaii GO	5.000%	5/1/2034	1,070	1,102
Hawaii GO	4.000%	10/1/2034	2,510	2,512
Hawaii GO	4.000%	10/1/2034	8,830	8,885
Hawaii GO	3.250%	1/1/2035	365	365
Hawaii GO	3.000%	4/1/2035	275	272
Hawaii GO	5.000%	1/1/2036	230	240
Hawaii GO	3.000%	4/1/2036	295	288
Hawaii GO	4.000%	5/1/2036	60	61
Hawaii GO	4.000%	10/1/2036	15	15
Hawaii GO	5.000%	1/1/2038	420	436
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2026	3,495	3,503
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2026	1,000	1,002
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	1,695	1,746
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2027	1,060	1,106
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	11,380	12,022
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	745	787
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2028	1,655	1,771
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	5,235	5,796
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	635	703
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2030	6,645	7,100
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	1,985	2,197
Honolulu HI City & County GO	3.000%	8/1/2041	945	853
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2031	435	437
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2032	3,500	4,040
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2033	625	628
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2033	2,430	2,844
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2036	1,000	1,182
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2037	4,085	4,783
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2038	1,190	1,202
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2038	5,485	6,363
Honolulu HI City & County Wastewater System Sewer Revenue	3.000%	7/1/2041	25	22
Honolulu HI City & County Wastewater System Sewer Revenue	3.000%	7/1/2046	20	16
Honolulu HI City & County Wastewater System Sewer Revenue	4.125%	7/1/2047	75	72
Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/2053	2,650	2,815
Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/2054	9,590	10,247
Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/2055	1,250	1,338
				153,956

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Idaho (0.1%)
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/2029	385	418
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/2026	3,555	3,596
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2048	3,205	3,370
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/2047	10,370	10,838
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2029	1,575	1,715
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2030	4,000	4,453
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	5,130	5,911
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/2027	1,085	1,113
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2055	5,000	5,361
					36,775
Illinois (5.4%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2033	200	206
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2034	2,100	2,158
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2035	850	873
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/2036	10,700	11,013
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2045	3,260	3,312
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.000%	4/1/2046	28,045	28,422
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2048	10,755	11,301
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2035	2,000	2,032
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2042	2,000	2,019
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2046	1,000	982
[1]	Chicago Board of Education GO	5.000%	12/1/2029	2,000	2,102
	Chicago Board of Education GO	5.000%	12/1/2030	5,000	5,067
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	1,855	1,928
	Chicago IL GO	5.000%	1/1/2027	750	760
	Chicago IL GO	5.000%	1/1/2028	755	775
	Chicago IL GO	0.000%	1/1/2029	445	404
	Chicago IL GO	5.000%	1/1/2030	3,750	3,943
	Chicago IL GO	5.000%	1/1/2031	270	280
	Chicago IL GO	5.000%	1/1/2031	4,750	5,043
	Chicago IL GO	5.000%	1/1/2032	3,275	3,464
	Chicago IL GO	5.000%	1/1/2033	13,320	14,047
[4]	Chicago IL GO	0.000%	1/1/2034	10,425	7,840
	Chicago IL GO	5.000%	1/1/2034	10,265	10,791
	Chicago IL GO	5.000%	1/1/2034	1,140	1,209
	Chicago IL GO	5.000%	1/1/2034	7,205	7,768
	Chicago IL GO	4.000%	1/1/2035	9,000	8,938
	Chicago IL GO	4.000%	1/1/2035	1,000	993
	Chicago IL GO	5.000%	1/1/2035	1,085	1,146
	Chicago IL GO	5.500%	1/1/2035	3,540	3,694
	Chicago IL GO	4.000%	1/1/2036	1,145	1,124
	Chicago IL GO	4.000%	1/1/2037	4,050	3,894
	Chicago IL GO	5.000%	1/1/2038	790	790
	Chicago IL GO	5.250%	1/1/2038	4,250	4,481
	Chicago IL GO	5.000%	1/1/2039	6,400	6,488
	Chicago IL GO	5.500%	1/1/2039	3,825	4,074
	Chicago IL GO	5.000%	1/1/2040	5,750	5,813
	Chicago IL GO	5.500%	1/1/2040	1,000	1,060
	Chicago IL GO	5.500%	1/1/2040	4,000	4,355
	Chicago IL GO	5.500%	1/1/2041	1,000	1,036
	Chicago IL GO	5.000%	1/1/2043	4,600	4,614
	Chicago IL GO	5.500%	1/1/2043	1,200	1,230
	Chicago IL GO	5.000%	1/1/2044	17,790	17,732
	Chicago IL GO	5.000%	1/1/2044	10,230	10,197
	Chicago IL GO	5.000%	1/1/2045	4,250	4,159
	Chicago IL GO	5.250%	1/1/2045	8,220	8,267
[2]	Chicago IL GO	6.000%	1/1/2046	2,000	2,174
	Chicago IL GO	5.500%	1/1/2049	21,505	21,572
	Chicago IL GO	6.000%	1/1/2050	5,000	5,232
[4]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/2028	580	547
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2030	1,030	1,123
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2031	1,000	1,110
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2033	2,000	2,280
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2034	3,815	4,398
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2035	3,000	3,445
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2042	2,750	2,782
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2047	2,000	2,002
[1]	Chicago IL Wastewater Transmission Sewer Revenue	4.000%	1/1/2052	150	131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2053	5,095	5,288
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2058	11,000	11,388
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/2062	5,000	5,231
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	2,385	2,427
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	860	876
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	360	367
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	2,830	3,196
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2037	1,000	1,027
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2037	5,155	5,815
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2039	6,220	6,740
[1]	Chicago IL Waterworks Water Revenue	4.000%	11/1/2040	2,275	2,311
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2048	105	109
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2053	3,245	3,350
[1]	Chicago IL Waterworks Water Revenue	5.500%	11/1/2062	11,675	12,307
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	5,330	6,089
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	5,295	6,025
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2050	4,000	4,140
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2055	6,000	6,171
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	8,840	9,045
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	7,795	8,170
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2028	580	595
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	6,845	7,344
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	12,280	13,441
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	9,750	10,861
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	12,750	14,430
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	5,135	5,888
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	265	285
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	3,000	3,480
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	5,575	5,739
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	1,080	1,160
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	13,750	14,088
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	285	299
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	545	569
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	1,990	2,072
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2044	16,180	15,478
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/2047	475	454
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2047	7,445	7,464
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	520	526
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	3,000	3,105
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2052	10,130	10,146
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2053	3,570	3,153
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2053	11,785	11,840
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2053	20,655	21,488
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/2056	7,000	6,694
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2056	10,000	10,249
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/2059	8,520	9,026
[2]	Chicago Park District GO	4.000%	1/1/2041	1,000	976
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	5,925	6,216
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2041	2,830	3,096
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	6,740	7,215
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2045	19,735	20,118
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2046	7,480	7,496
[2]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2046	655	679
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2049	810	710
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2049	20,000	20,588
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2050	5,710	4,966
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2051	590	591
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2052	5,075	5,103
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2055	13,500	11,416
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2055	1,395	1,397
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2057	6,000	6,017
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2047	3,445	3,464
	Cook County IL GO	4.000%	11/15/2026	5,705	5,775
[1]	Cook County IL GO	5.000%	11/15/2026	2,215	2,262
	Cook County IL GO	5.000%	11/15/2026	3,480	3,550
	Cook County IL GO	4.000%	11/15/2027	4,635	4,755
	Cook County IL GO	5.000%	11/15/2028	4,600	4,915
	Cook County IL GO	5.000%	11/15/2029	1,220	1,329
	Cook County IL GO	5.000%	11/15/2030	1,130	1,150
	Cook County IL GO	5.000%	11/15/2031	735	747

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook County IL GO	5.000%	11/15/2031	4,885	5,405
	Cook County IL GO	5.000%	11/15/2032	5,920	6,524
	Cook County IL GO	5.000%	11/15/2033	3,995	4,387
	Cook County IL Sales Tax Revenue	4.000%	11/15/2039	8,575	8,618
	Cook County IL Sales Tax Revenue	4.000%	11/15/2040	9,905	9,925
	Cook County IL Sales Tax Revenue	4.000%	11/15/2041	3,250	3,223
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	4,250	4,548
	Cook County IL Sales Tax Revenue	5.250%	11/15/2045	6,840	7,228
	Cook County IL Sales Tax Revenue	5.000%	11/15/2049	6,000	6,168
	Evanston IL GO	3.500%	12/1/2038	645	646
[2]	Evanston IL GO	3.500%	12/1/2039	755	755
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2030	8,565	9,274
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2034	5,295	5,392
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2035	4,250	4,301
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2036	1,155	1,163
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2037	9,450	9,472
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2040	4,000	3,887
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2041	2,730	2,633
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2043	3,515	3,302
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2044	3,465	3,205
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	5,365	5,905
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	5,525	6,194
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	14,915	16,944
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	13,630	15,837
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2035	7,670	8,853
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2035	2,375	2,781
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2035	545	639
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2036	5,000	5,723
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2037	1,350	1,588
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2038	2,995	3,433
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2038	1,310	1,310
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2038	1,310	1,543
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2039	2,215	2,515
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2040	1,000	988
	Illinois Finance Authority College & University Revenue	5.250%	5/15/2048	2,040	2,142
	Illinois Finance Authority College & University Revenue	4.000%	4/1/2050	4,200	3,710
	Illinois Finance Authority College & University Revenue	5.250%	5/15/2054	5,085	5,297
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.050%	2/2/2026	5,350	5,350
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.150%	2/2/2026	14,500	14,500
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.150%	2/2/2026	1,355	1,355
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	2/2/2026	5,500	5,500
	Illinois Finance Authority Water Revenue	5.000%	7/1/2034	1,395	1,547
	Illinois Finance Authority Water Revenue	5.000%	7/1/2036	1,745	1,915
	Illinois Finance Authority Water Revenue	4.000%	7/1/2037	2,210	2,264
	Illinois Finance Authority Water Revenue	5.000%	7/1/2039	10,010	11,457
	Illinois Finance Authority Water Revenue	5.000%	7/1/2040	10,215	11,595
	Illinois Finance Authority Water Revenue	5.000%	7/1/2041	5,060	5,695
	Illinois Finance Authority Water Revenue	5.000%	7/1/2042	3,500	3,886
	Illinois Finance Authority Water Revenue	5.000%	7/1/2043	3,000	3,287
	Illinois GO	5.000%	2/1/2026	1,330	1,330
	Illinois GO	5.000%	2/1/2026	8,080	8,080
	Illinois GO	5.000%	3/1/2026	6,745	6,758
	Illinois GO	5.000%	5/1/2026	5,000	5,030
	Illinois GO	5.000%	7/1/2026	1,130	1,141
	Illinois GO	5.000%	9/1/2026	28,110	28,510
	Illinois GO	5.000%	10/1/2026	535	544
	Illinois GO	5.000%	10/1/2026	1,105	1,123
	Illinois GO	3.250%	11/1/2026	2,360	2,373
	Illinois GO	5.000%	11/1/2026	1,490	1,517
	Illinois GO	5.000%	11/1/2026	16,880	17,187
	Illinois GO	5.000%	1/1/2027	640	642
	Illinois GO	5.000%	2/1/2027	6,745	6,909
	Illinois GO	5.000%	2/1/2027	4,415	4,522
	Illinois GO	5.000%	3/1/2027	5,000	5,131
	Illinois GO	5.000%	3/1/2027	6,125	6,286
	Illinois GO	5.000%	3/1/2027	1,510	1,550
	Illinois GO	5.000%	7/1/2027	1,050	1,086
	Illinois GO	5.000%	10/1/2027	3,480	3,618
	Illinois GO	5.000%	11/1/2027	31,185	32,481
	Illinois GO	5.000%	12/1/2027	945	986

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	2/1/2028	4,585	4,693
	Illinois GO	5.000%	2/1/2028	3,335	3,492
	Illinois GO	5.000%	5/1/2028	1,225	1,290
	Illinois GO	5.000%	5/1/2028	5,050	5,316
	Illinois GO	5.000%	7/1/2028	1,550	1,638
	Illinois GO	5.250%	9/1/2028	5,000	5,334
	Illinois GO	5.000%	10/1/2028	15,425	16,380
	Illinois GO	5.000%	11/1/2028	12,130	12,617
	Illinois GO	5.000%	12/1/2028	1,800	1,918
	Illinois GO	5.000%	12/1/2028	9,630	10,029
	Illinois GO	5.000%	2/1/2029	2,300	2,352
	Illinois GO	5.000%	2/1/2029	2,385	2,550
	Illinois GO	5.000%	3/1/2029	3,810	4,080
	Illinois GO	5.000%	5/1/2029	1,000	1,074
	Illinois GO	5.000%	5/1/2029	3,500	3,760
	Illinois GO	5.000%	7/1/2029	1,620	1,746
	Illinois GO	5.000%	10/1/2029	7,600	8,066
	Illinois GO	5.000%	11/1/2029	34,875	36,249
[1]	Illinois GO	4.000%	2/1/2030	7,600	7,688
	Illinois GO	5.000%	2/1/2030	1,725	1,881
	Illinois GO	5.000%	3/1/2030	2,035	2,222
	Illinois GO	5.000%	3/1/2030	720	786
	Illinois GO	5.000%	5/1/2030	1,115	1,221
	Illinois GO	5.500%	5/1/2030	15,420	16,586
	Illinois GO	5.000%	7/1/2030	1,290	1,416
	Illinois GO	5.000%	10/1/2030	4,860	5,151
	Illinois GO	5.250%	12/1/2030	2,280	2,381
	Illinois GO	5.000%	2/1/2031	2,500	2,770
	Illinois GO	5.000%	3/1/2031	335	372
	Illinois GO	5.000%	3/1/2031	650	721
	Illinois GO	5.000%	5/1/2031	1,105	1,228
	Illinois GO	5.000%	5/1/2031	2,000	2,223
	Illinois GO	5.000%	7/1/2031	2,820	3,142
	Illinois GO	5.250%	9/1/2031	5,000	5,656
	Illinois GO	5.000%	10/1/2031	9,070	9,963
	Illinois GO	5.000%	2/1/2032	2,475	2,779
	Illinois GO	5.000%	3/1/2032	670	740
	Illinois GO	5.000%	3/1/2032	215	242
	Illinois GO	5.000%	5/1/2032	1,100	1,238
	Illinois GO	5.000%	5/1/2032	3,800	4,277
	Illinois GO	4.000%	10/1/2032	7,625	7,890
	Illinois GO	5.000%	12/1/2032	2,725	3,036
	Illinois GO	5.000%	2/1/2033	2,630	2,981
	Illinois GO	5.000%	3/1/2033	6,240	6,859
	Illinois GO	5.000%	3/1/2033	30	34
	Illinois GO	5.000%	3/1/2033	175	195
	Illinois GO	5.000%	5/1/2033	9,470	10,584
	Illinois GO	5.000%	7/1/2033	2,005	2,247
	Illinois GO	4.000%	10/1/2033	2,990	3,080
	Illinois GO	4.000%	12/1/2033	15,750	15,925
	Illinois GO	5.000%	3/1/2034	2,130	2,330
	Illinois GO	5.000%	3/1/2034	5,080	5,643
	Illinois GO	5.000%	5/1/2034	3,680	4,094
	Illinois GO	5.000%	7/1/2034	5,135	5,720
	Illinois GO	4.000%	10/1/2034	1,160	1,187
	Illinois GO	5.000%	2/1/2035	25,500	29,095
	Illinois GO	5.000%	3/1/2035	4,560	4,962
	Illinois GO	5.000%	5/1/2035	6,345	7,012
	Illinois GO	5.000%	7/1/2035	5,000	5,531
	Illinois GO	4.000%	10/1/2035	3,000	3,046
	Illinois GO	5.000%	12/1/2035	1,545	1,592
	Illinois GO	5.000%	2/1/2036	13,365	15,103
	Illinois GO	5.000%	3/1/2036	6,425	6,948
	Illinois GO	5.000%	5/1/2036	1,000	1,097
	Illinois GO	5.000%	5/1/2036	8,090	9,093
	Illinois GO	5.000%	9/1/2036	4,980	5,601
	Illinois GO	4.125%	10/1/2036	2,085	2,115
	Illinois GO	5.000%	12/1/2036	5,500	5,654
	Illinois GO	5.000%	2/1/2037	5,125	5,736
	Illinois GO	5.000%	3/1/2037	9,070	9,747

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	5/1/2037	7,785	8,476
	Illinois GO	5.000%	5/1/2037	3,635	4,047
	Illinois GO	4.000%	7/1/2037	2,000	2,013
	Illinois GO	5.000%	9/1/2037	2,500	2,785
	Illinois GO	4.250%	12/1/2037	4,190	4,200
	Illinois GO	5.000%	2/1/2038	4,255	4,716
	Illinois GO	4.000%	3/1/2038	3,000	3,005
	Illinois GO	5.250%	3/1/2038	1,070	1,175
	Illinois GO	5.250%	5/1/2038	5,365	5,894
	Illinois GO	4.000%	10/1/2038	1,000	995
	Illinois GO	5.000%	12/1/2038	2,000	2,046
	Illinois GO	5.000%	2/1/2039	2,500	2,745
	Illinois GO	4.000%	3/1/2039	2,100	2,077
	Illinois GO	5.000%	5/1/2039	2,000	2,056
	Illinois GO	5.000%	5/1/2039	3,775	4,126
	Illinois GO	5.250%	5/1/2039	2,485	2,708
	Illinois GO	5.500%	5/1/2039	8,495	9,132
	Illinois GO	5.000%	9/1/2039	10,000	10,932
	Illinois GO	5.000%	12/1/2039	4,000	4,336
	Illinois GO	4.000%	3/1/2040	7,310	7,155
	Illinois GO	5.000%	5/1/2040	5,760	6,245
	Illinois GO	5.250%	5/1/2040	1,595	1,723
	Illinois GO	5.000%	9/1/2040	10,015	10,855
	Illinois GO	4.000%	10/1/2040	10,975	10,677
	Illinois GO	3.000%	12/1/2040	4,550	3,843
	Illinois GO	4.250%	12/1/2040	2,660	2,654
	Illinois GO	5.000%	1/1/2041	2,145	2,147
	Illinois GO	4.000%	3/1/2041	3,275	3,177
	Illinois GO	5.000%	5/1/2041	1,770	1,903
	Illinois GO	5.250%	5/1/2041	2,930	3,137
	Illinois GO	4.000%	6/1/2041	85	82
	Illinois GO	4.000%	10/1/2041	1,495	1,442
	Illinois GO	4.500%	12/1/2041	7,100	7,113
	Illinois GO	5.500%	3/1/2042	1,000	1,083
	Illinois GO	5.250%	5/1/2042	2,590	2,760
	Illinois GO	5.250%	5/1/2042	10,000	10,856
	Illinois GO	5.000%	9/1/2042	10,000	10,650
	Illinois GO	4.000%	10/1/2042	3,065	2,925
	Illinois GO	5.000%	12/1/2042	890	941
	Illinois GO	5.250%	5/1/2043	1,250	1,322
	Illinois GO	5.250%	5/1/2043	5,085	5,455
	Illinois GO	5.000%	9/1/2043	1,175	1,238
	Illinois GO	5.125%	10/1/2043	4,500	4,725
	Illinois GO	5.000%	12/1/2043	5,000	5,237
	Illinois GO	5.250%	5/1/2044	2,350	2,501
	Illinois GO	5.250%	5/1/2045	3,085	3,246
	Illinois GO	5.750%	5/1/2045	9,745	10,302
	Illinois GO	4.250%	10/1/2045	3,965	3,731
	Illinois GO	5.500%	10/1/2045	4,500	4,772
	Illinois GO	5.000%	3/1/2046	23,530	23,996
	Illinois GO	4.250%	5/1/2046	2,455	2,299
	Illinois GO	5.250%	10/1/2046	5,000	5,183
	Illinois GO	5.500%	3/1/2047	16,710	17,540
	Illinois GO	5.250%	5/1/2047	2,850	2,959
	Illinois GO	5.500%	5/1/2047	6,780	7,121
	Illinois GO	5.250%	10/1/2047	1,495	1,545
	Illinois GO	5.000%	12/1/2047	4,050	4,136
	Illinois GO	4.500%	5/1/2048	1,885	1,793
	Illinois GO	5.250%	5/1/2048	2,010	2,079
	Illinois GO	5.250%	9/1/2048	8,280	8,592
	Illinois GO	5.250%	5/1/2049	1,500	1,550
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2030	3,690	4,047
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2031	5,000	5,587
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2033	5,000	5,747
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2035	5,000	5,866
	Illinois Sales Tax Revenue	5.000%	6/15/2026	3,030	3,036
	Illinois Sales Tax Revenue	5.000%	6/15/2033	660	757
	Illinois Sales Tax Revenue	5.000%	6/15/2036	1,005	1,141
	Illinois Sales Tax Revenue	5.000%	6/15/2037	5,085	5,802
	Illinois Sales Tax Revenue	5.000%	6/15/2040	5,030	5,549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Sales Tax Revenue	5.000%	6/15/2043	5,555	5,881
	Illinois Sales Tax Revenue	5.000%	6/15/2043	5,635	6,010
	Illinois Sales Tax Revenue	5.000%	6/15/2045	5,005	5,216
	Illinois State Sales Tax Revenue	5.000%	6/15/2036	10,000	11,519
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	885	907
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	3,010	3,086
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	2,855	2,927
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	1,325	1,394
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	9,470	9,965
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	1,250	1,315
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	180	194
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	1,670	1,797
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	3,140	3,379
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	1,225	1,349
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	725	779
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	11,155	12,256
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/2031	1,140	1,141
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2032	1,390	1,393
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2033	2,905	3,356
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2034	2,860	3,343
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2035	3,365	3,939
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	3,225	3,230
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	1,780	1,783
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	1,825	1,897
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	325	326
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	6,440	7,458
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	19,655	19,686
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	430	431
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	3,500	3,506
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	7,490	8,598
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2039	3,700	4,182
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	11,960	11,974
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	7,885	7,895
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	10,535	10,594
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	5,295	5,663
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	3,895	4,216
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	505	527
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	16,795	17,165
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	7,010	7,642
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	1,635	1,740
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	2,000	2,192
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2043	6,460	7,070
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	14,255	13,577
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	465	479
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	5,040	5,395
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	20,000	21,707
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	18,120	18,891
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	7,510	8,089
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	12,795	11,619
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	3,130	3,266
[2]	Joliet IL Waterworks & Sewerage Water Revenue	5.250%	1/1/2050	2,000	2,078
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	5,000	3,858
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2034	1,000	741
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2035	7,730	5,600
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2035	10,425	7,375
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2036	11,950	8,253
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2037	800	526
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2038	875	536
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2039	240	143
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2040	1,500	844
[1,4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	2,400	1,331
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2054	13,340	3,212
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2056	9,750	2,101
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2026	10,335	10,443
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2027	510	491
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	5,715	5,929
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2030	23,475	20,545
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2035	2,720	1,924
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2037	2,425	1,556
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2038	500	314

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2039	500	299
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2040	285	285
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2042	1,670	1,726
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	7,765	7,548
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2043	5,735	2,724
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2044	3,870	1,715
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2046	1,710	661
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2047	10,590	9,306
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2052	12,905	10,912
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2053	3,950	3,876
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2053	5,000	4,947
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2054	10,000	2,308
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2056	11,300	2,328
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2056	19,250	4,148
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2057	12,565	12,256
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2050	23,660	20,316
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2050	13,100	13,062
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2050	4,705	1,362
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2051	270	77
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2026	1,065	1,088
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	2,815	2,873
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	1,435	1,465
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2029	2,885	2,944
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	1,580	1,611
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	8,385	9,389
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	2,275	2,318
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	2,720	3,099
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/2032	3,095	3,624
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/2034	7,000	8,411
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2039	3,005	3,396
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2040	5,270	5,897
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2042	2,045	2,248
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2043	2,365	2,563
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2027	1,840	1,875
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2030	1,675	1,704
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2032	485	488
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2041	380	380
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2041	2,990	3,018
[6]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/2033	315	362
[4]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/2026	3,110	3,161
[4]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/2030	2,025	2,244
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2034	1,325	1,527
	Regional Transportation Authority Sales Tax Revenue	4.000%	6/1/2045	5,000	4,646
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	2,895	2,960
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2030	4,045	4,397
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2031	12,355	13,665
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2032	3,535	3,965
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2033	10,095	11,444
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	820	855
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	1,000	1,066
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2030	11,900	12,936
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2032	2,185	2,451
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2033	4,640	5,260
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2034	2,745	3,071
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2034	2,845	3,183
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	4,370	5,006
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	7,040	7,982
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	3,915	4,485
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	4,320	4,556
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	3,075	3,455
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2038	1,975	1,986
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2038	1,000	1,114
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2039	4,145	4,153
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2040	85	85
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2040	8,000	8,783
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2040	7,225	7,970
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2042	3,600	3,575
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2042	8,000	8,602
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2043	1,100	1,122
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/2043	605	621

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2044	765	787
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2045	5,340	5,563
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2046	5,000	5,157
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2048	14,495	12,737
	Sangamon County Water Reclamation District GO	5.000%	1/1/2044	5,000	5,170
	Schaumburg IL GO	4.000%	12/1/2041	425	425
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2034	2,500	2,865
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2035	2,500	2,866
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2039	18,070	19,970
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2040	7,100	7,783
[1]	University of Illinois Board of Trustees College & University Revenue	4.000%	4/1/2036	385	385
[1]	University of Illinois Board of Trustees College & University Revenue	4.125%	4/1/2048	5,000	4,575
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2031	390	333
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2033	300	235
					2,510,330
Indiana (0.6%)
	Allen County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2044	6,945	6,738
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2044	9,620	10,195
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/2030	1,135	1,187
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/2030	700	733
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/2031	750	782
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/2031	500	520
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/2032	1,860	1,925
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/2033	1,700	1,751
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2036	100	101
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2040	2,010	2,156
	Hamilton County Public Building Corp. Lease (Abatement) Revenue	4.000%	1/10/2050	5,000	4,493
[5]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	2/2/2026	11,980	11,980
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2029	7,500	8,028
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2030	2,705	2,952
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2032	5,020	5,640
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2033	3,580	4,047
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2033	10,000	11,367
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/2034	3,060	3,242
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2035	3,490	3,912
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/2036	15,725	16,390
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2026	310	310
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2027	10,675	10,902
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	1,425	1,452
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2029	3,050	3,314
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2037	5,305	5,605
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2038	135	142
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2039	250	263
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/2053	2,500	2,471
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/2058	625	616
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/2064	2,070	2,082
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2034	2,525	2,833
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/2036	895	933
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2040	1,550	1,367
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2041	6,245	6,298
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/2042	70	68
	Indiana Finance Authority Water Revenue	5.000%	2/1/2027	455	461
	Indiana Finance Authority Water Revenue	5.000%	2/1/2044	6,880	7,464
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/2030	1,670	1,757
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2033	745	751
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2036	295	297
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2037	7,670	7,723
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/2042	130	130
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	8,770	8,824
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	1,105	1,137
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2043	7,650	8,292
	Indiana University College & University Revenue	5.000%	6/1/2034	5,555	6,510
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2030	1,175	1,254
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2033	80	85
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2034	1,230	1,299
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2037	2,500	2,514
[2]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2053	6,815	6,954
[2]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2058	6,500	6,613
[2]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.250%	3/1/2067	2,000	2,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	4.000%	2/1/2044	55	54
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2044	6,975	7,157
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	3.840%	2/1/2054	2,000	1,789
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2054	3,665	3,713
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2039	5,250	5,915
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2040	3,250	3,622
[6]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/2028	15	14
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/2035	4,100	4,569
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2038	3,665	3,745
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2039	3,515	3,560
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2041	5,265	5,257
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.250%	1/1/2055	8,000	8,361
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/2040	5,160	5,327
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/2047	14,500	13,454
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/2040	700	631
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/2041	2,000	1,779
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	2,060	2,208
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	3,000	3,265
					275,341
Iowa (0.1%)
	Des Moines IA Stormwater Utility Special Assessment Revenue	3.250%	6/1/2034	1,990	1,991
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	5.000%	12/1/2032	1,250	1,452
	Iowa Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/2034	19,145	22,601
	Iowa Finance Authority Water Revenue	5.000%	8/1/2027	920	958
	Iowa Finance Authority Water Revenue	5.000%	8/1/2028	2,070	2,154
	Iowa Finance Authority Water Revenue	5.000%	8/1/2029	1,095	1,139
	Iowa Finance Authority Water Revenue	5.000%	8/1/2030	1,380	1,435
	Iowa Finance Authority Water Revenue	5.000%	8/1/2034	3,525	4,109
	Iowa Finance Authority Water Revenue	5.000%	8/1/2036	3,660	4,200
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2050	2,930	2,440
	Iowa Special Obligation Revenue	4.000%	6/1/2026	1,475	1,484
	Iowa Special Obligation Revenue	5.000%	6/1/2027	260	262
	Iowa Special Obligation Revenue	5.000%	6/1/2028	5,490	5,535
					49,760
Kansas (0.2%)
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2042	2,845	3,007
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2047	2,750	2,823
[1]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/2052	12,565	11,488
	Johnson County Unified School District No. 512 Shawnee Mission GO	3.000%	10/1/2041	2,500	2,214
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	9,000	9,862
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	7,400	8,287
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	11,230	12,577
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2031	7,510	8,572
	Kansas Development Finance Authority College & University Revenue	2.000%	6/1/2037	1,620	1,329
	Kansas Development Finance Authority College & University Revenue	4.500%	9/1/2054	5,610	5,614
	Kansas Development Finance Authority College & University Revenue, Prere.	2.000%	6/1/2029	120	118
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2050	9,280	9,598
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/2026	1,270	1,284
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.250%	9/1/2026	13,515	13,750
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/2026	1,150	1,171
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/2039	2,325	2,325
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/2044	1,450	1,451
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/2040	710	710
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/2045	1,500	1,501
					97,681
Kentucky (0.4%)
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust)	5.000%	9/1/2026	4,010	4,071
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/2033	175	180
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/2036	260	265
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/2037	260	263
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue	4.000%	9/1/2048	4,790	4,332
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2048	2,000	2,005
[4]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/2039	2,885	2,808
[4]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2042	315	315
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2034	1,500	1,581
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2037	1,100	1,133
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	3.000%	9/1/2043	255	204
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/2039	2,455	2,830
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/2043	4,900	5,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2026	10,000	10,205
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2028	3,310	3,378
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/2029	750	775
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2029	1,970	2,160
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2032	1,595	1,839
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2033	2,225	2,597
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2035	1,000	1,169
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2036	1,185	1,373
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2037	2,175	2,496
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2039	5,375	6,084
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2041	3,700	4,130
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2043	6,375	6,930
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2044	2,000	2,159
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2030	940	1,039
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2032	2,000	2,290
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2033	3,000	3,481
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2037	5,390	6,250
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2043	5,065	5,527
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2044	1,275	1,375
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2026	3,000	3,048
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2030	4,855	5,410
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2035	3,880	4,605
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2036	3,600	4,227
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2038	8,005	9,230
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2040	10	11
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2043	2,770	3,033
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2045	7,070	7,542
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/2027	1,385	1,399
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2037	5,430	6,259
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2038	65	74
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2046	1,110	874
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2046	4,995	3,829
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.250%	5/15/2046	585	484
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.375%	5/15/2050	2,275	1,446
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2051	195	200
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2053	5,000	5,126
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2041	810	714
[1]	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2046	1,905	1,471
[5]	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue VRDO	3.150%	2/2/2026	23,475	23,475
	University of Kentucky College & University Revenue	4.000%	4/1/2044	15	15
					173,255
Louisiana (0.4%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/2040	2,520	2,552
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/2045	2,865	2,784
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/2028	6,075	5,767
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/2042	10,115	9,836
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2042	6,620	6,742
[1]	Lafayette LA Utilities Electric Power & Light Revenue (Electric Projects)	5.000%	11/1/2049	18,085	18,682
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	4,130	4,585
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2034	5,000	5,862
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2035	7,560	8,941
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2039	9,230	10,465
[5]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue VRDO	3.200%	2/2/2026	1,115	1,115
	Louisiana GO	5.000%	8/1/2026	115	117
	Louisiana GO	5.000%	2/1/2027	2,000	2,054
	Louisiana GO	5.000%	8/1/2028	8,370	8,478
	Louisiana GO	5.000%	2/1/2029	2,000	2,160
	Louisiana GO	5.000%	9/1/2030	6,335	7,084
	Louisiana GO	5.000%	2/1/2031	5,625	6,334
	Louisiana GO	5.000%	9/1/2031	5,180	5,884
	Louisiana GO	5.000%	2/1/2033	2,060	2,381
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2028	1,025	1,061
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2029	1,015	1,050
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2030	1,110	1,148
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2031	1,690	1,746
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2032	2,135	2,202
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2033	14,790	15,228
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2035	7,935	8,146
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2036	2,975	3,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2037	2,990	3,056
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/2050	3,285	2,836
[1]	Louisiana Public Facilities Authority College & University Revenue	5.250%	7/1/2055	2,000	2,086
[1]	Louisiana Public Facilities Authority College & University Revenue	4.750%	7/1/2065	4,000	3,843
[1]	Louisiana Public Facilities Authority College & University Revenue	5.250%	7/1/2065	5,000	5,169
	Louisiana Public Facilities Authority College & University Revenue (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project)	4.000%	1/1/2056	5	4
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	4/1/2045	3,600	3,698
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2048	4,510	4,645
	Louisiana Public Facilities Authority College & University Revenue, Prere.	4.000%	4/1/2030	525	554
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	6,590	6,751
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.250%	7/1/2053	4,600	4,744
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/2026	1,135	1,145
	New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/2048	1,740	1,744
	New Orleans LA GO	5.000%	12/1/2040	3,645	3,878
	New Orleans LA GO	5.000%	12/1/2046	9,530	9,728
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/2044	5,000	4,897
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/2048	5	5
					204,235
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.250%	10/1/2054	5,320	5,563
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2038	1,950	1,974
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2045	2,270	2,180
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/2047	15,500	15,756
					25,473
Maryland (1.9%)
	Anne Arundel County MD GO	5.000%	4/1/2035	900	1,042
	Anne Arundel County MD GO	5.000%	10/1/2041	1,000	1,054
	Baltimore County MD GO	3.000%	11/1/2029	3,945	4,004
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/2046	1,420	1,429
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/2049	6,890	6,991
	Baltimore MD Water Revenue	5.000%	7/1/2044	9,495	9,499
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2046	20,000	20,110
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2050	2,400	2,442
	Calvert County MD GO	1.875%	7/1/2035	1,000	863
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	690	703
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	870	886
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2026	8,290	8,462
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	2,520	2,630
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2027	1,360	1,423
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2027	15,000	15,724
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2028	4,965	5,173
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2028	3,275	3,333
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2028	25,000	26,869
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	2,385	2,485
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2029	770	783
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2029	33,000	36,301
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	2,025	2,107
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2031	1,420	1,426
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2031	555	619
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2032	7,510	7,530
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/2032	3,715	3,790
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2032	1,945	2,162
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2033	3,665	3,680
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/2033	1,325	1,329
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2033	130	144
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2034	3,345	3,333
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2034	10,000	11,707
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2035	25,210	29,284
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/2039	5,580	5,758
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.000%	7/1/2054	3,135	3,178
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.125%	7/1/2059	3,140	3,187
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.250%	7/1/2064	3,750	3,824
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.750%	7/1/2053	1,000	1,043
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	6.000%	7/1/2058	1,500	1,582

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland GO	5.000%	2/1/2026	56,095	56,095
Maryland GO	5.000%	3/15/2026	1,745	1,751
Maryland GO	5.000%	3/15/2026	4,400	4,415
Maryland GO	5.000%	3/15/2026	2,155	2,162
Maryland GO	3.000%	8/1/2026	5,235	5,252
Maryland GO	5.000%	8/1/2026	10,415	10,561
Maryland GO	5.000%	8/1/2026	6,025	6,109
Maryland GO	5.000%	8/1/2026	300	304
Maryland GO	5.000%	8/1/2026	1,660	1,683
Maryland GO	5.000%	8/1/2026	1,885	1,911
Maryland GO	5.000%	3/15/2027	170	175
Maryland GO	3.000%	8/1/2027	145	147
Maryland GO	5.000%	8/1/2027	3,700	3,854
Maryland GO	5.000%	8/1/2027	5,560	5,791
Maryland GO	5.000%	8/1/2027	1,205	1,255
Maryland GO	5.000%	8/1/2027	50	52
Maryland GO	5.000%	8/1/2027	1,825	1,901
Maryland GO	5.000%	8/1/2027	7,935	8,264
Maryland GO	5.000%	3/15/2028	2,990	3,077
Maryland GO	5.000%	3/15/2028	5,225	5,527
Maryland GO	5.000%	6/1/2028	1,500	1,595
Maryland GO	5.000%	6/1/2028	10,000	10,634
Maryland GO	4.000%	8/1/2028	50	52
Maryland GO	5.000%	8/1/2028	5,605	5,986
Maryland GO	5.000%	8/1/2028	9,520	10,167
Maryland GO	5.000%	8/1/2028	6,210	6,632
Maryland GO	5.000%	8/1/2028	9,000	9,611
Maryland GO	5.000%	3/1/2029	125	135
Maryland GO	5.000%	3/15/2029	650	688
Maryland GO	5.000%	3/15/2029	300	309
Maryland GO	5.000%	3/15/2029	2,800	3,036
Maryland GO	5.000%	3/15/2029	190	206
Maryland GO	5.000%	3/15/2029	14,000	15,182
Maryland GO	5.000%	6/1/2029	4,120	4,490
Maryland GO	5.000%	6/1/2029	15,000	16,348
Maryland GO	4.000%	8/1/2029	4,000	4,233
Maryland GO	5.000%	8/1/2029	2,140	2,342
Maryland GO	5.000%	8/1/2029	635	678
Maryland GO	5.000%	8/1/2029	13,100	14,334
Maryland GO	5.000%	8/1/2029	10,000	10,942
Maryland GO	3.000%	3/1/2030	3,225	3,226
Maryland GO	5.000%	3/1/2030	3,935	4,363
Maryland GO	4.000%	3/15/2030	675	687
Maryland GO	5.000%	3/15/2030	1,090	1,153
Maryland GO	5.000%	3/15/2030	1,360	1,509
Maryland GO	5.000%	3/15/2030	75	83
Maryland GO	5.000%	6/1/2030	1,800	2,007
Maryland GO	3.250%	8/1/2030	105	105
Maryland GO	5.000%	8/1/2030	2,060	2,246
Maryland GO	5.000%	8/1/2030	3,995	4,469
Maryland GO	5.000%	8/1/2030	2,990	3,345
Maryland GO	5.000%	3/15/2031	2,895	3,126
Maryland GO	5.000%	3/15/2031	2,380	2,631
Maryland GO	5.000%	3/15/2031	15,410	17,454
Maryland GO	3.000%	6/1/2031	45	45
Maryland GO	5.000%	6/1/2031	6,040	6,871
Maryland GO	5.000%	6/1/2031	15,395	17,505
Maryland GO	3.000%	8/1/2031	15	15
Maryland GO	5.000%	8/1/2031	2,490	2,710
Maryland GO	5.000%	8/1/2031	825	880
Maryland GO	5.000%	8/1/2031	1,145	1,275
Maryland GO	5.000%	3/1/2032	2,285	2,570
Maryland GO	3.250%	3/15/2032	20	20
Maryland GO	5.000%	3/15/2032	5,935	6,529
Maryland GO	5.000%	3/15/2032	8,010	9,233
Maryland GO	5.000%	3/15/2032	200	215
Maryland GO	5.000%	6/1/2032	640	740
Maryland GO	5.000%	6/1/2032	21,335	24,669
Maryland GO	2.000%	8/1/2032	25	23
Maryland GO	5.000%	8/1/2032	1,505	1,667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland GO	5.000%	3/1/2033	5,675	6,354
	Maryland GO	3.125%	3/15/2033	1,055	1,061
	Maryland GO	4.000%	3/15/2033	70	73
	Maryland GO	5.000%	3/15/2033	360	395
	Maryland GO	5.000%	6/1/2033	4,510	5,190
	Maryland GO	5.000%	6/1/2033	13,340	15,644
	Maryland GO	4.000%	8/1/2033	255	263
	Maryland GO	5.000%	8/1/2033	1,090	1,202
	Maryland GO	5.000%	3/1/2034	415	463
	Maryland GO	5.000%	3/15/2034	1,105	1,286
	Maryland GO	5.000%	6/1/2034	6,015	6,893
	Maryland GO	5.000%	8/1/2034	1,000	1,098
	Maryland GO	5.000%	3/1/2035	980	1,089
	Maryland GO	5.000%	3/15/2035	125	145
	Maryland GO	5.000%	6/1/2035	1,900	2,165
	Maryland GO	5.000%	6/1/2035	15,980	18,839
	Maryland GO	5.000%	3/1/2036	3,740	4,137
	Maryland GO	5.000%	6/1/2036	7,000	7,914
	Maryland GO	5.000%	3/15/2037	20,000	22,771
	Maryland GO	5.000%	6/1/2037	2,090	2,421
	Maryland GO	5.000%	6/1/2037	9,255	10,875
	Maryland GO	5.000%	6/1/2038	23,790	27,716
	Maryland GO	5.000%	6/1/2039	5,680	6,487
	Maryland GO	5.000%	6/1/2039	14,315	16,560
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2038	5,000	5,003
[5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.150%	2/2/2026	2,300	2,300
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2047	13,045	12,069
	Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/2051	18,365	5,386
	Maryland Stadium Authority Appropriations Revenue	2.750%	6/1/2051	6,415	4,385
	Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/2052	1,365	380
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2052	1,810	1,628
	Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/2053	970	256
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2054	2,800	2,881
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/2047	7,205	7,299
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2042	1,170	1,201
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2050	9,590	10,187
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program), Prere.	5.000%	5/1/2026	2,375	2,391
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/2028	985	1,045
	Maryland State Transportation Authority Highway Revenue	2.500%	7/1/2047	8,170	5,647
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2047	85	66
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/2051	13,035	13,507
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2041	4,000	4,484
	Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	2.800%	3/1/2026	1,660	1,660
	Montgomery County MD GO	5.000%	10/1/2027	3,105	3,247
	Montgomery County MD GO	5.000%	12/1/2027	9,995	10,498
	Montgomery County MD GO	5.000%	12/1/2033	10,725	12,670
	Montgomery County MD GO	3.000%	11/1/2038	5,000	4,749
	Prince George's County MD GO	5.000%	7/15/2027	850	884
	Prince George's County MD GO	5.000%	7/15/2028	950	1,013
	Prince George's County MD GO	3.000%	9/15/2028	65	65
	Prince George's County MD GO	5.000%	7/15/2029	945	1,008
	Prince George's County MD GO	3.000%	9/15/2029	425	428
	Prince George's County MD GO	4.000%	7/15/2030	3,000	3,110
	Prince George's County MD GO	5.000%	7/15/2031	215	229
	Prince George's County MD GO	3.000%	7/15/2035	1,620	1,613
	Prince George's County MD GO	3.000%	7/15/2036	1,980	1,949
	Prince George's County MD GO	5.000%	7/15/2036	1,725	1,817
	Prince George's County MD GO	5.000%	7/1/2038	4,280	4,773
	Washington Suburban Sanitary Commission Water Revenue	3.000%	6/15/2036	205	198
	Washington Suburban Sanitary Commission Water Revenue	3.125%	6/15/2037	105	101
					888,314
Massachusetts (4.3%)
	Andover MA GO	2.000%	9/15/2038	1,095	908
	Attleboro MA GO	2.625%	10/15/2050	3,330	2,264
	Braintree MA GO	2.125%	10/15/2037	2,205	1,882
	Braintree MA GO	2.125%	10/15/2038	2,250	1,881
	Braintree MA GO	2.125%	10/15/2039	2,300	1,877

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Braintree MA GO	2.125%	10/15/2040	2,350	1,866
	Commonwealth of Massachusetts GO	5.000%	3/1/2026	1,270	1,273
	Commonwealth of Massachusetts GO	5.000%	5/1/2026	1,695	1,707
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	7,725	7,814
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	4,315	4,365
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	2,890	2,923
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	165	167
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	12,800	12,947
	Commonwealth of Massachusetts GO	5.000%	9/1/2026	4,650	4,725
	Commonwealth of Massachusetts GO	5.000%	10/1/2026	3,645	3,712
	Commonwealth of Massachusetts GO	5.000%	11/1/2026	9,980	10,186
	Commonwealth of Massachusetts GO	5.000%	11/1/2026	1,365	1,393
[6]	Commonwealth of Massachusetts GO	5.000%	11/1/2026	1,000	1,021
	Commonwealth of Massachusetts GO	5.000%	12/1/2026	8,825	9,027
	Commonwealth of Massachusetts GO	5.000%	1/1/2027	1,385	1,420
	Commonwealth of Massachusetts GO	5.000%	5/1/2027	585	605
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	2,065	2,145
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	25,450	25,711
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	2,370	2,462
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	3,440	3,574
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	1,635	1,699
	Commonwealth of Massachusetts GO	5.000%	9/1/2027	1,815	1,894
	Commonwealth of Massachusetts GO	5.000%	10/1/2027	255	267
	Commonwealth of Massachusetts GO	5.000%	11/1/2027	375	393
	Commonwealth of Massachusetts GO	5.000%	1/1/2028	1,675	1,762
	Commonwealth of Massachusetts GO	5.000%	5/1/2028	440	467
	Commonwealth of Massachusetts GO	5.000%	5/1/2028	1,000	1,062
	Commonwealth of Massachusetts GO	3.000%	7/1/2028	140	140
	Commonwealth of Massachusetts GO	3.250%	7/1/2028	15	15
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	9,365	9,467
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	2,855	3,046
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	2,185	2,331
	Commonwealth of Massachusetts GO	5.000%	9/1/2028	2,750	2,947
	Commonwealth of Massachusetts GO	5.000%	9/1/2028	1,710	1,832
	Commonwealth of Massachusetts GO	5.000%	11/1/2028	6,350	6,833
	Commonwealth of Massachusetts GO	5.000%	3/1/2029	5,485	5,951
	Commonwealth of Massachusetts GO	5.000%	5/1/2029	390	425
	Commonwealth of Massachusetts GO	5.000%	5/1/2029	1,500	1,634
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	4,890	4,943
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	3,595	3,932
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	1,230	1,345
	Commonwealth of Massachusetts GO	5.000%	9/1/2029	2,175	2,389
	Commonwealth of Massachusetts GO	5.000%	9/1/2029	410	450
	Commonwealth of Massachusetts GO	5.000%	11/1/2029	1,250	1,378
	Commonwealth of Massachusetts GO	5.000%	1/1/2030	425	448
	Commonwealth of Massachusetts GO	5.000%	1/1/2030	705	761
	Commonwealth of Massachusetts GO	5.000%	3/1/2030	1,705	1,894
	Commonwealth of Massachusetts GO	5.000%	5/1/2030	1,350	1,505
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	1,775	1,986
	Commonwealth of Massachusetts GO	5.000%	9/1/2030	40	45
	Commonwealth of Massachusetts GO	5.000%	9/1/2030	2,450	2,684
	Commonwealth of Massachusetts GO	5.000%	10/1/2030	4,075	4,584
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	15,000	15,699
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	125	141
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	1,235	1,392
	Commonwealth of Massachusetts GO	5.000%	12/1/2030	7,000	7,902
	Commonwealth of Massachusetts GO	5.000%	1/1/2031	1,790	1,929
	Commonwealth of Massachusetts GO	5.000%	1/1/2031	110	116
	Commonwealth of Massachusetts GO	5.000%	2/1/2031	1,635	1,852
	Commonwealth of Massachusetts GO	5.000%	5/1/2031	2,085	2,373
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	17,320	17,502
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	5,150	5,204
	Commonwealth of Massachusetts GO	5.000%	9/1/2031	1,245	1,426
	Commonwealth of Massachusetts GO	5.000%	10/1/2031	770	883
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	70	79
	Commonwealth of Massachusetts GO	5.000%	12/1/2031	22,000	25,306
	Commonwealth of Massachusetts GO	5.000%	1/1/2032	415	447
	Commonwealth of Massachusetts GO	5.000%	3/1/2032	16,600	19,176
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	390	433
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	15	15

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	4.000%	9/1/2032	90	91
Commonwealth of Massachusetts GO	5.000%	10/1/2032	2,100	2,447
Commonwealth of Massachusetts GO	4.000%	11/1/2032	6,175	6,314
Commonwealth of Massachusetts GO	5.000%	11/1/2032	2,780	3,243
Commonwealth of Massachusetts GO	5.000%	1/1/2033	225	236
Commonwealth of Massachusetts GO	5.250%	1/1/2033	45	49
Commonwealth of Massachusetts GO	5.000%	5/1/2033	65	76
Commonwealth of Massachusetts GO	5.000%	6/1/2033	14,300	16,803
Commonwealth of Massachusetts GO	5.000%	6/1/2033	7,000	8,225
Commonwealth of Massachusetts GO	4.000%	7/1/2033	25	25
Commonwealth of Massachusetts GO	5.000%	7/1/2033	6,865	6,932
Commonwealth of Massachusetts GO	5.000%	7/1/2033	3,365	3,959
Commonwealth of Massachusetts GO	4.000%	9/1/2033	7,645	7,686
Commonwealth of Massachusetts GO	5.000%	10/1/2033	3,425	3,950
Commonwealth of Massachusetts GO	5.000%	10/1/2033	1,515	1,788
Commonwealth of Massachusetts GO	3.000%	11/1/2033	1,855	1,855
Commonwealth of Massachusetts GO	5.000%	11/1/2033	145	162
Commonwealth of Massachusetts GO	5.000%	11/1/2033	2,995	3,539
Commonwealth of Massachusetts GO	5.250%	1/1/2034	155	167
Commonwealth of Massachusetts GO	4.000%	2/1/2034	350	376
Commonwealth of Massachusetts GO	5.000%	2/1/2034	250	256
Commonwealth of Massachusetts GO	2.000%	3/1/2034	215	195
Commonwealth of Massachusetts GO	5.000%	3/1/2034	1,570	1,862
Commonwealth of Massachusetts GO	5.000%	5/1/2034	3,365	3,911
Commonwealth of Massachusetts GO	5.000%	6/1/2034	15,000	17,840
Commonwealth of Massachusetts GO	3.000%	9/1/2034	140	140
Commonwealth of Massachusetts GO	5.000%	12/1/2034	5,000	5,978
Commonwealth of Massachusetts GO	5.000%	1/1/2035	495	518
Commonwealth of Massachusetts GO	5.000%	1/1/2035	30	32
Commonwealth of Massachusetts GO	5.000%	1/1/2035	695	817
Commonwealth of Massachusetts GO	5.000%	2/1/2035	4,760	4,867
Commonwealth of Massachusetts GO	3.000%	3/1/2035	225	225
Commonwealth of Massachusetts GO	5.000%	3/1/2035	1,860	2,191
Commonwealth of Massachusetts GO	5.000%	5/1/2035	1,715	1,981
Commonwealth of Massachusetts GO	5.000%	5/1/2035	1,985	2,341
Commonwealth of Massachusetts GO	5.000%	6/1/2035	4,490	5,388
Commonwealth of Massachusetts GO	3.000%	7/1/2035	200	200
Commonwealth of Massachusetts GO	5.000%	7/1/2035	1,055	1,267
Commonwealth of Massachusetts GO	3.000%	9/1/2035	125	125
Commonwealth of Massachusetts GO	3.000%	11/1/2035	7,790	7,769
Commonwealth of Massachusetts GO	4.000%	11/1/2035	180	189
Commonwealth of Massachusetts GO	5.000%	12/1/2035	245	249
Commonwealth of Massachusetts GO	5.000%	1/1/2036	3,165	3,370
Commonwealth of Massachusetts GO	5.000%	1/1/2036	355	371
Commonwealth of Massachusetts GO	4.000%	2/1/2036	60	63
Commonwealth of Massachusetts GO	5.000%	2/1/2036	5,365	5,479
Commonwealth of Massachusetts GO	3.000%	3/1/2036	535	532
Commonwealth of Massachusetts GO	5.000%	4/1/2036	3,000	3,073
Commonwealth of Massachusetts GO	5.000%	5/1/2036	1,550	1,776
Commonwealth of Massachusetts GO	5.000%	6/1/2036	5,000	5,940
Commonwealth of Massachusetts GO	5.000%	7/1/2036	510	558
Commonwealth of Massachusetts GO	4.000%	9/1/2036	380	381
Commonwealth of Massachusetts GO	4.000%	9/1/2036	635	635
Commonwealth of Massachusetts GO	4.000%	11/1/2036	55	57
Commonwealth of Massachusetts GO	5.000%	12/1/2036	175	178
Commonwealth of Massachusetts GO	5.000%	1/1/2037	175	182
Commonwealth of Massachusetts GO	5.000%	1/1/2037	3,815	4,392
Commonwealth of Massachusetts GO	5.000%	5/1/2037	4,850	5,597
Commonwealth of Massachusetts GO	5.000%	6/1/2037	1,000	1,178
Commonwealth of Massachusetts GO	4.000%	9/1/2037	450	450
Commonwealth of Massachusetts GO	4.000%	9/1/2037	185	186
Commonwealth of Massachusetts GO	5.000%	9/1/2037	1,015	1,069
Commonwealth of Massachusetts GO	5.000%	12/1/2037	2,985	3,032
Commonwealth of Massachusetts GO	5.000%	1/1/2038	3,010	3,128
Commonwealth of Massachusetts GO	4.000%	4/1/2038	50	50
Commonwealth of Massachusetts GO	5.000%	5/1/2038	1,495	1,689
Commonwealth of Massachusetts GO	5.000%	7/1/2038	4,500	4,878
Commonwealth of Massachusetts GO	5.000%	8/1/2038	1,830	2,101
Commonwealth of Massachusetts GO	3.250%	9/1/2038	1,660	1,616
Commonwealth of Massachusetts GO	3.000%	11/1/2038	9,060	8,618

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	5.000%	11/1/2038	9,510	9,810
Commonwealth of Massachusetts GO	5.000%	12/1/2038	1,670	1,695
Commonwealth of Massachusetts GO	5.000%	1/1/2039	50	52
Commonwealth of Massachusetts GO	5.000%	1/1/2039	1,225	1,293
Commonwealth of Massachusetts GO	3.250%	2/1/2039	2,445	2,379
Commonwealth of Massachusetts GO	5.000%	3/1/2039	6,545	7,444
Commonwealth of Massachusetts GO	5.000%	5/1/2039	4,650	5,294
Commonwealth of Massachusetts GO	3.000%	7/1/2039	14,000	13,213
Commonwealth of Massachusetts GO	3.000%	9/1/2039	150	141
Commonwealth of Massachusetts GO	4.000%	9/1/2039	7,315	7,316
Commonwealth of Massachusetts GO	5.000%	10/1/2039	20	22
Commonwealth of Massachusetts GO	3.000%	11/1/2039	4,330	4,063
Commonwealth of Massachusetts GO	5.000%	11/1/2039	705	800
Commonwealth of Massachusetts GO	4.000%	12/1/2039	1,000	1,002
Commonwealth of Massachusetts GO	5.000%	12/1/2039	2,985	3,473
Commonwealth of Massachusetts GO	3.500%	2/1/2040	1,055	1,037
Commonwealth of Massachusetts GO	5.000%	4/1/2040	3,000	3,452
Commonwealth of Massachusetts GO	4.000%	5/1/2040	3,000	3,027
Commonwealth of Massachusetts GO	5.000%	7/1/2040	305	328
Commonwealth of Massachusetts GO	5.000%	8/1/2040	1,950	2,179
Commonwealth of Massachusetts GO	5.000%	8/1/2040	6,105	6,907
Commonwealth of Massachusetts GO	3.250%	9/1/2040	1,690	1,614
Commonwealth of Massachusetts GO	3.000%	11/1/2040	600	554
Commonwealth of Massachusetts GO	4.000%	11/1/2040	15	15
Commonwealth of Massachusetts GO	5.000%	11/1/2040	840	945
Commonwealth of Massachusetts GO	5.000%	12/1/2040	4,185	4,823
Commonwealth of Massachusetts GO	5.000%	1/1/2041	15,000	15,491
Commonwealth of Massachusetts GO	3.000%	2/1/2041	1,050	957
Commonwealth of Massachusetts GO	2.000%	3/1/2041	5,000	3,804
Commonwealth of Massachusetts GO	3.000%	4/1/2041	3,105	2,837
Commonwealth of Massachusetts GO	5.000%	5/1/2041	1,210	1,340
Commonwealth of Massachusetts GO	5.000%	5/1/2041	1,295	1,434
Commonwealth of Massachusetts GO	5.000%	7/1/2041	1,760	1,887
Commonwealth of Massachusetts GO	5.000%	10/1/2041	20	22
Commonwealth of Massachusetts GO	4.000%	11/1/2041	2,230	2,272
Commonwealth of Massachusetts GO	5.000%	11/1/2041	2,000	2,052
Commonwealth of Massachusetts GO	5.000%	11/1/2041	5,090	5,701
Commonwealth of Massachusetts GO	5.000%	12/1/2041	1,850	2,120
Commonwealth of Massachusetts GO	4.000%	2/1/2042	2,630	2,634
Commonwealth of Massachusetts GO	4.000%	2/1/2042	500	507
Commonwealth of Massachusetts GO	2.000%	3/1/2042	2,315	1,696
Commonwealth of Massachusetts GO	4.000%	4/1/2042	420	419
Commonwealth of Massachusetts GO	2.000%	9/1/2042	5,365	3,926
Commonwealth of Massachusetts GO	4.000%	9/1/2042	5,670	5,636
Commonwealth of Massachusetts GO	5.000%	11/1/2042	1,900	1,943
Commonwealth of Massachusetts GO	5.000%	11/1/2042	1,785	1,978
Commonwealth of Massachusetts GO	2.500%	3/1/2043	1,835	1,422
Commonwealth of Massachusetts GO	5.000%	3/1/2043	5,000	5,467
Commonwealth of Massachusetts GO	5.000%	5/1/2043	1,500	1,565
Commonwealth of Massachusetts GO	5.000%	5/1/2043	5,660	6,141
Commonwealth of Massachusetts GO	5.000%	5/1/2043	5,525	5,995
Commonwealth of Massachusetts GO	5.250%	9/1/2043	1,045	1,088
Commonwealth of Massachusetts GO	5.000%	11/1/2043	4,000	4,081
Commonwealth of Massachusetts GO	5.000%	12/1/2043	5,000	5,552
Commonwealth of Massachusetts GO	5.250%	1/1/2044	3,220	3,356
Commonwealth of Massachusetts GO	4.000%	2/1/2044	25	25
Commonwealth of Massachusetts GO	5.000%	3/1/2044	3,500	3,790
Commonwealth of Massachusetts GO	3.000%	4/1/2044	11,065	9,283
Commonwealth of Massachusetts GO	4.000%	12/1/2044	7,000	6,899
Commonwealth of Massachusetts GO	5.000%	12/1/2044	20,000	21,785
Commonwealth of Massachusetts GO	5.000%	12/1/2044	1,160	1,273
Commonwealth of Massachusetts GO	4.000%	2/1/2045	4,150	4,015
Commonwealth of Massachusetts GO	4.000%	5/1/2045	16,080	15,488
Commonwealth of Massachusetts GO	5.000%	11/1/2045	855	868
Commonwealth of Massachusetts GO	4.000%	12/1/2045	290	280
Commonwealth of Massachusetts GO	5.000%	12/1/2045	1,830	1,985
Commonwealth of Massachusetts GO	5.000%	1/1/2046	6,620	6,737
Commonwealth of Massachusetts GO	4.000%	2/1/2046	1,765	1,677
Commonwealth of Massachusetts GO	4.000%	4/1/2046	3,265	3,100
Commonwealth of Massachusetts GO	5.000%	5/1/2046	1,150	1,184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	2.375%	9/1/2046	185	126
	Commonwealth of Massachusetts GO	3.000%	9/1/2046	6,640	5,253
	Commonwealth of Massachusetts GO	5.000%	10/1/2046	3,000	3,180
	Commonwealth of Massachusetts GO	4.000%	12/1/2046	30	28
	Commonwealth of Massachusetts GO	3.000%	3/1/2047	11,975	9,323
	Commonwealth of Massachusetts GO	3.000%	4/1/2047	2,445	1,902
	Commonwealth of Massachusetts GO	5.000%	4/1/2047	1,065	1,074
	Commonwealth of Massachusetts GO	5.000%	4/1/2047	13,505	13,614
	Commonwealth of Massachusetts GO	5.250%	4/1/2047	8,850	8,953
	Commonwealth of Massachusetts GO	5.250%	10/1/2047	3,890	4,135
	Commonwealth of Massachusetts GO	5.000%	1/1/2048	9,420	9,547
	Commonwealth of Massachusetts GO	3.000%	3/1/2048	11,605	8,919
	Commonwealth of Massachusetts GO	3.000%	4/1/2048	10,000	7,681
	Commonwealth of Massachusetts GO	4.000%	5/1/2048	7,750	7,223
	Commonwealth of Massachusetts GO	5.000%	5/1/2048	8,730	9,120
	Commonwealth of Massachusetts GO	3.000%	7/1/2048	50	38
	Commonwealth of Massachusetts GO	5.000%	7/1/2048	4,925	5,081
	Commonwealth of Massachusetts GO	5.000%	9/1/2048	10,015	10,371
	Commonwealth of Massachusetts GO	5.000%	11/1/2048	4,350	4,533
	Commonwealth of Massachusetts GO	3.000%	3/1/2049	450	340
	Commonwealth of Massachusetts GO	3.000%	4/1/2049	4,000	3,024
	Commonwealth of Massachusetts GO	5.000%	5/1/2049	1,250	1,277
	Commonwealth of Massachusetts GO	5.000%	6/1/2049	8,320	8,741
	Commonwealth of Massachusetts GO	5.000%	8/1/2049	10,000	10,514
	Commonwealth of Massachusetts GO	5.000%	11/1/2049	250	260
	Commonwealth of Massachusetts GO	2.750%	3/1/2050	18,570	13,113
	Commonwealth of Massachusetts GO	2.000%	4/1/2050	23,600	13,890
	Commonwealth of Massachusetts GO	5.000%	4/1/2050	6,010	6,290
	Commonwealth of Massachusetts GO	5.000%	10/1/2050	11,305	11,758
	Commonwealth of Massachusetts GO	5.000%	11/1/2050	10,000	10,238
	Commonwealth of Massachusetts GO	5.000%	12/1/2050	10,500	11,017
	Commonwealth of Massachusetts GO	2.125%	4/1/2051	17,005	10,136
	Commonwealth of Massachusetts GO	5.000%	10/1/2051	26,000	26,937
	Commonwealth of Massachusetts GO	5.000%	6/1/2052	6,605	6,857
	Commonwealth of Massachusetts GO	5.000%	10/1/2052	9,875	10,160
	Commonwealth of Massachusetts GO	5.000%	10/1/2052	10,000	10,325
	Commonwealth of Massachusetts GO	5.000%	5/1/2053	25,060	25,804
	Commonwealth of Massachusetts GO	5.000%	8/1/2053	2,940	3,040
	Commonwealth of Massachusetts GO	5.000%	10/1/2053	26,100	26,913
	Commonwealth of Massachusetts GO	5.000%	12/1/2053	6,615	6,847
	Commonwealth of Massachusetts GO	5.000%	1/1/2054	5,000	5,157
	Commonwealth of Massachusetts GO	5.000%	5/1/2054	17,555	18,124
	Commonwealth of Massachusetts GO	5.000%	12/1/2055	24,950	25,882
[4]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2027	7,460	7,671
[4]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2028	11,075	11,725
[4]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2029	125	136
[4]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2030	365	408
[4]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2034	19,075	22,437
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2026	325	328
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2041	4,785	5,149
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2044	4,925	5,346
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2045	965	1,045
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/2046	10,435	10,012
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2041	1,795	1,803
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2047	7,010	7,076
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/2045	5,485	5,352
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/2050	16,950	16,017
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2050	10,000	10,296
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2051	10,185	10,406
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2051	5,700	5,919
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	22,995	23,798
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	13,960	14,522
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2055	11,805	12,308
	Easton MA GO	2.500%	10/15/2046	3,000	2,120
	Gloucester MA GO	2.250%	9/15/2046	300	197
	Greater Fall River Vocational School District (State Qualified General Obligation School Project) GO	5.000%	6/1/2055	1,240	1,267
	Hingham MA GO	2.375%	2/15/2050	2,500	1,645
	Lowell MA GO	3.000%	9/1/2034	1,000	999

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowell MA GO	2.250%	9/1/2049	1,670	1,047
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2027	2,635	2,665
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.250%	7/1/2031	10	12
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	3.125%	7/1/2041	15	14
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2052	15,250	15,682
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2026	13,160	13,314
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	895	930
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	3,040	3,246
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2028	310	333
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2029	4,135	3,761
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2029	135	149
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2030	170	192
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	70	80
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	1,860	2,163
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2032	115	135
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	8,500	10,030
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2035	1,015	1,015
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	60	67
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2036	190	199
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2037	1,960	2,042
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	3,555	4,132
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2038	2,775	2,878
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2039	105	108
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2040	100	103
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	1,965	2,070
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	2,900	3,305
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	7,500	8,433
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	1,400	1,553
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2044	8,740	8,715
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	3,000	3,285
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	3,985	4,061
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	9,395	10,085
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	8,000	8,484
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2047	500	525
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2048	2,020	1,895
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2048	2,045	2,174
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2050	7,155	7,660
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2051	13,395	12,327
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2052	13,255	14,053
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2053	15,065	15,871
	Massachusetts Clean Water Trust Miscellaneous Revenue, ETM	5.000%	8/1/2026	805	816
[9]	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2044	2,640	2,919
[9]	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2045	6,670	7,281
[9]	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2046	5,000	5,400
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2028	80	76
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2026	260	263
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2026	5,355	5,461
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2027	425	445
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2028	150	161
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	500	508
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/2029	1,270	1,277
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2029	1,000	1,100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2030	145	163
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	24,250	28,350
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2034	24,860	29,441
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	2,500	2,961
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2034	1,505	1,522
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	4,440	5,300
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	1,500	1,790
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	7,900	8,765
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/2036	8,000	8,002
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	30	34
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	440	423
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	2,100	2,338
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	10,745	12,859
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2040	320	354
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2042	2,890	2,872
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	2,025	2,264
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2044	5,095	5,425
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	4,180	4,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2046	4,000	4,022
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2047	10,000	9,646
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2048	3,000	2,792
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2048	4,000	3,733
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	6,205	6,474
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	15,280	16,047
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2050	5,260	5,864
	Massachusetts Development Finance Agency College & University Revenue	4.250%	7/1/2055	6,025	5,740
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	9,000	9,702
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	4,405	4,573
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2059	6,185	6,197
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	25,340	29,063
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2035	3,430	3,939
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/2035	7,875	9,361
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	23,610	28,086
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2055	3,250	3,374
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2060	5,000	5,134
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2065	5,000	5,127
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/2035	65	77
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	225	225
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2030	10,000	11,111
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2034	12,000	14,271
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2037	7,075	8,583
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	7,075	8,610
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/2043	5,750	5,746
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2044	14,845	15,320
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/2045	1,980	1,933
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/2045	3,090	3,010
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2045	8,875	9,253
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/2046	1,485	1,492
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2048	1,850	1,886
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2050	15,020	15,675
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2050	8,565	9,116
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2050	3,170	2,363
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2050	4,160	4,255
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2055	12,260	12,687
	Massachusetts School Building Authority Sales Tax Revenue	5.500%	2/15/2055	6,000	6,457
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/2026	20,675	20,695
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/2051	1,810	1,045
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2027	3,625	3,717
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2028	30	32
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2029	160	173
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2030	545	588
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2031	395	426
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2032	285	306
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2033	1,680	1,798
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2034	390	417
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2035	1,020	1,087
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2026	265	269
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2027	225	235
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2028	15	16
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2029	3,340	3,384
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	2,195	2,285
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2030	250	283
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2031	2,085	2,169
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2031	80	93
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2032	1,085	1,127
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2033	10	12
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2036	45	55
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2037	4,000	4,928
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/2040	830	831
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2043	265	274
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	1,080	1,095
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	13,165	13,352
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	180	183
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	630	639
	Milford MA GO	2.000%	12/1/2038	3,000	2,442

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sutton MA GO	2.700%	6/1/2030	1,625	1,625
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2026	30	31
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2033	85	93
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2035	4,775	4,778
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2039	1,900	1,901
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2040	1,000	1,001
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/2042	4,250	4,358
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2045	9,155	8,715
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/2047	18,000	18,299
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2052	10,000	10,243
	Worcester MA GO	2.000%	2/1/2047	7,960	5,066
					1,998,852
Michigan (1.1%)
[1,10]	Detroit City School District GO	6.000%	5/1/2029	8,795	9,401
[1,10]	Detroit City School District GO	5.250%	5/1/2032	1,010	1,150
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2043	750	766
[2,5,8]	Eastern Michigan University College & University Revenue TOB VRDO	3.230%	2/2/2026	24,290	24,290
	Grand Rapids MI GO	5.000%	4/1/2055	7,935	8,205
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2028	1,060	1,127
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2033	10,040	11,673
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	20,000	23,449
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	3,935	4,621
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	2,000	2,262
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2047	7,500	7,887
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2028	2,620	2,648
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2030	105	106
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2031	3,030	3,428
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	2,035	2,338
[1]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/2033	1,000	1,005
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2034	1,590	1,857
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	2,500	2,937
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2036	205	207
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2046	21,370	21,443
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2052	2,655	2,778
	Great Lakes Water Authority Water Supply System Water Revenue	5.500%	7/1/2055	3,500	3,729
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	5,000	5,157
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2048	7,220	7,366
[9]	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	4,940	5,443
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2049	3,210	3,337
	Lansing Board of Water & Light Multiple Utility Revenue	5.250%	7/1/2054	1,190	1,246
	Lansing Community College GO	5.000%	5/1/2044	3,000	3,100
	Lansing Community College GO	3.000%	5/1/2049	1,720	1,286
[1]	Lansing MI GO	4.125%	6/1/2048	3,085	2,932
[1]	Lansing MI GO	5.000%	6/1/2048	3,000	3,113
	Michigan Appropriations Revenue GAN	5.000%	3/15/2026	1,050	1,053
	Michigan Appropriations Revenue GAN	5.000%	3/15/2027	13,510	13,903
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2050	3,000	2,721
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2055	3,635	3,286
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2043	8,910	9,123
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/2048	8,285	7,460
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/2048	1,835	1,681
	Michigan Finance Authority Water Revenue	5.000%	10/1/2027	2,585	2,631
	Michigan Finance Authority Water Revenue	5.000%	10/1/2028	1,350	1,372
	Michigan Finance Authority Water Revenue	5.000%	10/1/2029	6,530	6,638
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/2027	390	408
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/2045	11,600	9,179
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2030	450	458
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2032	165	168
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2033	680	691
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2041	2,800	2,829
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2051	2,960	2,971
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2026	4,700	4,792
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2028	6,750	7,144
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2029	7,000	7,589
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2030	1,800	1,995
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2031	6,140	6,938
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2032	15,770	18,116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2034	8,500	10,007
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2037	7,595	8,872
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2037	10,750	12,513
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/2050	7,000	7,401
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	4/15/2060	11,230	11,857
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/2046	10,600	9,908
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/2051	8,500	6,196
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/2059	8,845	9,310
	Michigan State University College & University Revenue	4.000%	2/15/2044	2,740	2,699
	Michigan State University College & University Revenue	4.000%	2/15/2044	1,580	1,556
	Michigan State University College & University Revenue	5.000%	2/15/2048	3,835	3,937
	Michigan State University College & University Revenue	5.250%	2/15/2050	7,000	7,481
	Michigan State University College & University Revenue	5.000%	2/15/2055	7,500	7,819
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2027	3,425	3,593
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2028	4,065	4,368
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2030	1,790	2,011
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	330	378
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	1,550	1,736
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2032	3,625	4,046
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2032	325	370
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2034	1,860	2,094
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	420	441
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2036	4,395	4,792
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	2,995	3,100
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	2,275	2,374
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	10,060	10,420
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2039	18,350	18,796
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2040	220	224
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2041	11,025	11,148
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2044	2,340	2,279
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2045	8,815	8,406
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2030	170	191
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2035	4,595	5,317
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2036	1,000	1,144
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2046	4,605	4,849
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.250%	11/15/2049	1,500	1,593
	Northern Michigan University College & University Revenue	4.000%	6/1/2046	2,000	1,782
	Novi Community School District GO	4.000%	5/1/2047	1,000	953
	Oakland University College & University Revenue	5.000%	3/1/2047	3,915	3,865
	University of Michigan College & University Revenue	5.000%	4/1/2026	185	186
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2026	445	447
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2027	4,085	4,211
[10]	Walled Lake Consolidated School District GO	5.000%	5/1/2050	8,550	8,765
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2046	2,465	2,538
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.250%	12/1/2048	4,500	4,742
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2050	7,500	8,103
	Wayne State University College & University Revenue	5.000%	11/15/2043	20	21
	Wayne State University College & University Revenue	4.000%	11/15/2048	4,625	4,212
					516,484
Minnesota (0.6%)
	Metropolitan Council GAN GO	5.000%	12/1/2026	4,355	4,454
	Metropolitan Council GAN GO	5.000%	12/1/2027	10,610	11,141
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2028	1,090	1,115
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2029	280	287
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	1,305	1,335
	Minnesota (State Office Building Project) COP	5.000%	11/1/2037	535	612
	Minnesota (State Office Building Project) COP	5.000%	11/1/2039	7,110	8,035
	Minnesota (State Office Building Project) COP	5.000%	11/1/2043	8,800	9,570
	Minnesota Appropriations Revenue	5.000%	3/1/2029	490	530
	Minnesota Appropriations Revenue	5.000%	3/1/2030	160	177
	Minnesota GO	5.000%	8/1/2026	3,425	3,473
	Minnesota GO	5.000%	8/1/2026	5,625	5,703
	Minnesota GO	5.000%	8/1/2026	7,160	7,260
	Minnesota GO	5.000%	8/1/2027	255	258
	Minnesota GO	5.000%	9/1/2027	1,825	1,905
	Minnesota GO	5.000%	10/1/2027	1,000	1,046
	Minnesota GO	5.000%	10/1/2028	2,565	2,681
	Minnesota GO	5.000%	8/1/2029	25,620	28,002
	Minnesota GO	3.000%	10/1/2029	1,000	1,008

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota GO	5.000%	8/1/2030	4,865	5,441
	Minnesota GO	5.000%	9/1/2030	3,065	3,428
	Minnesota GO	3.000%	10/1/2030	6,060	6,102
	Minnesota GO	5.000%	8/1/2031	2,190	2,496
	Minnesota GO	5.000%	8/1/2031	4,380	4,992
	Minnesota GO	5.000%	9/1/2031	1,205	1,373
	Minnesota GO	5.000%	8/1/2032	750	869
	Minnesota GO	5.000%	8/1/2032	21,455	24,849
	Minnesota GO	5.000%	9/1/2032	6,520	7,409
	Minnesota GO	5.000%	8/1/2033	26,325	30,915
	Minnesota GO	5.000%	8/1/2034	10,645	12,652
	Minnesota GO	5.000%	8/1/2034	10,565	12,557
	Minnesota GO	5.000%	8/1/2035	2,370	2,795
	Minnesota GO	5.000%	8/1/2037	10,500	12,157
	Minnesota GO	5.000%	8/1/2037	10,000	11,749
	Minnesota GO	4.000%	9/1/2037	2,545	2,643
	Minnesota GO	5.000%	8/1/2038	1,250	1,332
	Minnesota GO	5.000%	8/1/2039	1,250	1,329
	Minnesota GO	5.000%	8/1/2039	3,125	3,569
	Minnesota GO	5.000%	8/1/2039	16,415	19,000
	Minnesota GO	5.000%	8/1/2043	5,155	5,682
	Minnesota GO	5.000%	8/1/2044	4,345	4,736
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2035	50	57
	North St. Paul-Maplewood-Oakdale Independent School District No. 622 GO	3.000%	2/1/2046	20	16
	Osseo Independent School District No. 279 GO	1.625%	2/1/2032	3,215	2,890
	Owatonna MN Independent School District No. 761 GO	2.250%	2/1/2041	1,075	827
	Scott County MN GO	3.000%	12/1/2036	1,645	1,606
	University of Minnesota College & University Revenue	5.000%	4/1/2041	1,360	1,362
					273,425
Mississippi (0.1%)
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2030	6,000	6,595
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2037	7,925	8,251
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/2038	7,045	7,070
	Mississippi GO	5.000%	10/1/2026	3,550	3,571
	Mississippi GO	5.000%	10/1/2027	2,090	2,185
	Mississippi GO	5.000%	10/1/2028	1,855	1,937
	Mississippi GO	5.000%	10/1/2029	4,480	4,676
	Mississippi GO	5.000%	10/1/2030	1,435	1,497
	Mississippi GO	4.000%	10/1/2035	2,445	2,467
	Mississippi GO	4.000%	10/1/2036	3,130	3,156
	Mississippi GO	4.000%	10/1/2038	50	51
	Mississippi GO, Prere.	5.000%	10/1/2027	1,035	1,083
	Mississippi GO, Prere.	5.000%	10/1/2027	2,585	2,704
	Mississippi GO, Prere.	5.000%	10/1/2027	6,180	6,465
[1]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/2028	335	352
[1]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/2028	455	479
					52,539
Missouri (0.4%)
	Jackson County MO Special Obligation Revenue	4.375%	12/1/2058	400	382
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2030	35	35
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2031	4,300	4,315
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2042	2,020	2,022
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2032	1,000	1,138
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2033	1,055	1,208
	Kansas City MO Water Revenue	5.000%	12/1/2049	6,520	6,871
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2029	600	620
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2037	400	446
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2038	550	609
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2039	550	606
	Metropolitan St. Louis Sewer District Sewer Revenue	4.000%	5/1/2041	110	110
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2042	10,315	10,465
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2046	1,630	1,639
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Project)	5.000%	5/1/2026	2,990	3,010
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2027	140	145
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2028	515	546
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2029	2,255	2,452
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2031	645	731
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2032	2,675	3,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2028	10,000	10,608
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2029	5,000	5,436
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2051	14,215	14,546
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.250%	1/1/2056	7,500	7,817
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2041	3,690	3,690
	Missouri State Board of Public Buildings Appropriations Revenue	4.000%	10/1/2028	500	519
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/2035	1,800	1,852
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2031	9,225	10,468
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2033	5,500	6,418
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2036	11,690	13,668
	Springfield School District No. R-12 GO	5.000%	3/1/2037	10,040	10,603
	Springfield School District No. R-12 GO	3.000%	3/1/2039	175	162
	Springfield School District No. R-12 GO	4.000%	3/1/2041	1,675	1,704
	Springfield School District No. R-12 GO	4.000%	3/1/2042	1,960	1,980
	Springfield School District No. R-12 GO	4.000%	3/1/2043	2,500	2,512
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/2032	775	871
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/2033	1,250	1,398
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/2034	1,000	1,114
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2028	2,480	2,660
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2029	1,840	2,027
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2030	450	508
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2031	395	456
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2049	3,010	3,183
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2054	3,000	3,149
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2030	850	953
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2034	10,030	11,892
					160,622
Nebraska (0.3%)
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2032	1,840	2,073
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2036	2,000	2,289
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/2040	2,330	2,343
	Douglas County NE College & University Revenue (Creighton University Projects)	3.000%	7/1/2051	1,590	1,120
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2052	3,000	3,058
[1]	Fremont School District GO	4.000%	12/15/2033	420	448
[1]	Fremont School District GO	4.000%	12/15/2034	550	583
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	3,770	3,963
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2038	2,600	2,818
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2030	800	864
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2031	715	771
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2036	5,060	5,818
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2037	10,170	11,579
	Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/2042	750	649
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2042	6,545	6,558
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	125	128
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	5,030	5,435
	Omaha Public Power District Electric Power & Light Revenue	4.250%	2/1/2047	1,515	1,465
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2048	2,145	2,275
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2049	9,670	8,903
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/2049	10,305	11,104
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2050	5,000	5,221
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2051	1,405	1,273
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/2054	5,160	5,526
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2055	5,000	5,211
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/2042	6,835	6,835
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/2046	4,670	4,670
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2049	5,000	5,000
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/2050	10,000	9,280
	Sarpy County NE GO	1.500%	6/1/2030	2,390	2,206
	Sarpy County NE GO	1.500%	6/1/2031	2,470	2,238
	Sarpy County NE GO	1.500%	6/1/2031	2,435	2,205
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/2059	6,025	5,322
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/2062	10,795	9,343
					138,574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nevada (0.5%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	2,010	2,032
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	9,250	10,057
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	4,190	4,555
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	430	464
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	2,235	2,560
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2036	5,170	5,807
[1]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2040	4,200	4,291
	Clark County NV Fuel Sales Tax Revenue	3.000%	7/1/2042	5,000	4,474
	Clark County NV GO	5.000%	11/1/2026	1,015	1,036
	Clark County NV GO	5.000%	11/1/2027	850	866
	Clark County NV GO	5.000%	11/1/2028	105	107
	Clark County NV GO	4.000%	6/1/2031	565	575
	Clark County NV GO	4.000%	11/1/2031	860	869
	Clark County NV GO	4.000%	11/1/2032	1,000	1,009
	Clark County NV GO	5.000%	6/1/2043	16,460	16,936
	Clark County NV GO	4.000%	7/1/2044	11,450	11,333
	Clark County NV GO	4.000%	7/1/2047	9,645	9,225
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2033	705	759
	Clark County School District GO	5.000%	6/15/2026	395	396
	Clark County School District GO	5.000%	6/15/2026	2,840	2,868
	Clark County School District GO	5.000%	6/15/2027	7,500	7,773
[1]	Clark County School District GO	5.000%	6/15/2033	1,625	1,790
[2]	Clark County School District GO	3.000%	6/15/2038	5,000	4,589
[1]	Clark County School District GO	3.000%	6/15/2039	3,000	2,743
[1]	Clark County School District GO	3.000%	6/15/2039	800	721
	Clark County School District GO	5.000%	6/15/2042	11,720	12,853
	Clark County School District GO	5.000%	6/15/2043	6,395	6,933
	Clark County Water Reclamation District GO	5.000%	7/1/2053	10,000	10,323
	Henderson NV GO	4.000%	6/1/2050	3,175	2,927
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	18,100	18,600
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/2049	20,245	18,215
	Las Vegas Valley Water District GO	5.000%	6/1/2038	2,185	2,500
	Las Vegas Valley Water District GO	5.000%	6/1/2041	9,575	9,629
	Las Vegas Valley Water District GO	5.000%	6/1/2044	1,345	1,465
	Las Vegas Valley Water District GO	5.000%	6/1/2046	20,620	20,689
	Las Vegas Valley Water District GO	4.000%	6/1/2051	7,270	6,727
	Nevada GO	2.000%	5/1/2041	2,030	1,496
	Nevada GO	5.000%	5/1/2041	5,645	6,255
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2026	3,275	3,302
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2028	1,170	1,181
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2031	1,935	2,003
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2032	100	101
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2033	4,000	4,052
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/2026	425	430
					227,516
New Hampshire (0.1%)
[1]	Manchester NH Sewer Revenue	5.250%	6/1/2054	4,000	4,251
	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	6/1/2032	4,840	5,583
	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	6/1/2035	7,000	8,359
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	5.000%	8/15/2032	30,520	35,308
					53,501
New Jersey (4.7%)
	Essex County NJ GO	2.000%	9/1/2042	1,000	708
	Essex County NJ GO	2.125%	9/1/2045	1,000	655
	Essex County NJ GO	2.000%	9/1/2048	3,900	2,316
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/2028	1,995	2,114
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2027	8,155	7,749
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2028	770	710
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2049	4,000	4,139
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/2051	600	601
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/2051	4,500	4,157
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/2031	1,850	1,988
	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/2053	5,520	5,725
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	3/13/2026	15,000	15,028
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2039	665	671
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	6,735	6,740
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2026	3,960	4,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	3,700	3,769
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/2027	1,900	1,901
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	3,640	3,644
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	13,710	14,127
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2027	8,850	9,299
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2028	2,985	2,989
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	8,180	8,427
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	400	400
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	1,950	1,968
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	3,190	3,253
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2034	1,720	1,729
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2043	2,195	2,270
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2046	3,810	3,560
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/2048	6,000	5,997
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2050	1,070	968
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/2044	3,015	2,894
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2044	1,800	1,862
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2049	180	183
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/2026	1,220	1,247
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	595	610
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	285	292
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	5,715	5,879
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	1,815	1,867
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	5,090	5,236
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2037	2,350	2,400
[8]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2026	7,500	7,630
[8]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2027	18,555	19,424
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2026	6,060	6,073
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2026	10,070	10,171
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	22,000	23,195
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	1,000	1,159
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2036	1,250	1,467
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2026	5,545	5,658
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/2027	4,145	4,271
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2033	1,695	1,837
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2035	110	118
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2036	2,000	2,141
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2037	3,210	3,259
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2038	9,215	9,305
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2044	30	29
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/2034	3,890	4,200
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/2044	600	620
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2033	1,220	1,397
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.250%	11/1/2047	12,000	12,634
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2052	6,375	6,559
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (St. Government Buildings Project)	5.000%	6/15/2033	4,895	5,107
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2029	1,230	1,289
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	2,300	2,352
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	130	133
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2047	2,400	2,427
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	4,055	4,210
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	1,500	1,557
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2026	600	606
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2037	9,000	9,498
[2]	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.125%	6/15/2039	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2043	6,055	6,262
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2027	12,620	12,999
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	575	597
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2032	12,195	14,092
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2035	1,760	2,074
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2037	1,045	1,210
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2038	5,280	6,069
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2041	1,000	741
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2041	22,565	25,334
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2043	6,965	7,649
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2044	7,655	8,335
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2045	445	436
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	3,315	3,368
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2050	1,030	743
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/2053	7,745	7,353
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/2054	26,345	28,300
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	24,630	27,574
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	14,500	17,038
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/2048	740	748
	New Jersey GO	2.000%	6/1/2026	2,000	1,995
	New Jersey GO	5.000%	6/1/2026	21,860	22,060
	New Jersey GO	2.000%	6/1/2027	5,000	4,957
	New Jersey GO	5.000%	6/1/2027	19,395	20,111
	New Jersey GO	5.000%	6/1/2028	18,260	19,394
	New Jersey GO	5.000%	6/1/2029	34,950	38,013
	New Jersey GO	5.000%	6/1/2029	4,810	4,983
	New Jersey GO	4.000%	6/1/2030	18,340	19,640
	New Jersey GO	4.000%	6/1/2031	25,040	27,109
	New Jersey GO	3.000%	6/1/2032	15,000	15,290
	New Jersey GO	4.000%	6/1/2032	10,755	11,736
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/2043	1,640	1,110
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2026	2,510	2,535
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2026	2,000	2,020
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	2,015	1,972
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	10,865	10,634
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	5,120	5,242
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	1,410	1,444
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	10,335	10,428
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	4,035	4,185
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	2,115	2,194
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	10,900	10,401
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	5,000	4,771
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	2,715	2,854
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	2,120	2,227
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	15,650	15,792
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	14,825	14,960
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,195	1,268
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	5,000	5,303
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,035	1,098
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	11,535	10,722
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	2,335	2,170
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	3,705	3,444
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	1,720	1,846
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	2,475	2,497
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	33,865	34,170
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	23,890	21,677
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	21,085	19,066
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2029	2,695	2,894
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	5,315	5,362
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	1,150	1,160
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	8,090	8,960
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	4,900	5,429
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	1,360	1,193
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	6,040	5,299
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2030	7,770	8,334
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/2031	1,570	1,577
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	28,255	28,496
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	2,905	3,275
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	27,800	23,590
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	4,485	3,806

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	4,360	4,517
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2031	775	848
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	505	567
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	755	864
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	5,010	5,735
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	13,085	10,761
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	16,435	17,559
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2033	1,380	1,544
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2033	5,000	5,797
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2033	1,850	1,457
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	22,890	24,398
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2034	1,695	1,782
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	4,270	4,840
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	5,000	5,766
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2034	4,700	3,563
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	10,425	11,080
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2035	16,180	16,917
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2035	6,600	7,432
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2035	2,525	2,890
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	590	427
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	6,485	4,696
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2035	1,695	1,795
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2036	2,440	2,536
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2036	9,505	10,629
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	5,760	3,983
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	445	308
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2037	5,710	6,343
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2037	1,600	1,803
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	10,425	6,869
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	5,460	3,598
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2037	4,710	4,783
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2038	1,515	1,693
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	4,505	2,822
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/2038	130	132
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2039	8,545	8,607
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2039	3,870	4,108
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2040	4,565	4,601
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	11,000	6,225
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2042	3,775	3,752
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/2044	6,000	6,007
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/2046	2,435	2,585
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2030	3,190	3,424
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2031	5,000	5,638
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	2,075	2,219
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	300	340
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	1,660	1,875
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	10	12
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	5,000	5,797
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	1,500	1,671
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	6,500	7,305
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	1,040	1,189
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	5,015	5,826
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	1,020	1,139
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	2,465	2,798
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	5,000	5,763
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2036	6,635	6,781
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	1,845	2,047
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2036	1,000	1,145
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2037	4,930	5,067
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	1,085	1,214
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	1,535	1,741
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2038	5,650	5,770
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	1,010	1,122
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	1,500	1,687
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2039	1,535	1,711
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2040	810	816
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	1,005	1,099
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	6,500	7,185
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2041	1,970	1,974
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2041	2,000	2,211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	3,250	3,498
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	3,065	3,328
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	1,195	1,285
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2043	3,180	3,456
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/2044	2,000	1,987
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2044	6,000	6,346
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2046	6,085	5,772
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	9,785	10,239
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	4,490	4,583
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.500%	6/15/2049	3,370	3,330
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/2050	2,000	1,480
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	275	251
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	8,000	8,412
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.250%	12/15/2032	1,000	1,182
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2035	6,250	6,510
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2035	3,830	4,207
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2037	3,340	3,418
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2037	1,000	1,087
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	10	10
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	6,190	6,301
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2038	1,200	1,297
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/2039	540	504
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2039	2,045	2,069
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2039	6,000	6,447
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2040	10,825	10,892
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2040	2,280	2,436
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2044	11,640	11,344
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2044	14,900	15,308
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	11,555	11,147
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2045	7,680	7,958
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/2046	4,855	4,071
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	6,115	4,525
[2]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	210	158
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	8,345	7,631
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2050	6,110	6,230
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	22,010	25,197
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2034	26,000	30,444
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	1,255	1,436
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	20,000	23,395
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2036	14,045	16,277
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	6,525	7,349
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	26,000	29,868
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	3,635	4,063
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	10,060	11,453
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2039	7,525	8,483
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	5,205	5,989
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	1,655	1,696
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	10,000	11,169
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	2,770	3,081
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	10,010	11,329
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2042	5,000	4,969
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	5,075	5,557
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2042	2,340	2,580
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Tranportation Program)	5.000%	6/15/2039	2,200	2,505
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2030	4,000	4,430
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2030	4,100	4,542
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2033	5,000	5,797
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2035	4,290	5,055
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2038	6,885	7,937
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2040	3,705	4,180
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	7,365	8,226
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	10,150	11,206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	5,125	5,551
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	9,500	10,362
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	5,000	5,391
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	4,425	4,695
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	1,000	1,066
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2050	7,500	7,090
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2050	20,115	20,815
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	15,000	15,852
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	10,000	10,628
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2055	7,500	6,940
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2055	30,330	31,175
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	30,980	32,523
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2032	1,195	978
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2033	1,700	1,339
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	980	614
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	23,825	14,105
[6,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2026	2,040	2,000
[1,6]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2026	760	745
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2037	175	117
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	26,425	16,764
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	1,045	1,047
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	4,150	4,252
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	760	779
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	3,350	3,432
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2027	1,465	1,505
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	9,510	9,833
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	1,220	1,281
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2028	195	206
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	1,480	1,555
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	600	630
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	3,275	3,521
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	20,680	22,233
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2029	800	867
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	15	17
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	12,615	13,870
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	15,000	16,823
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	10,000	11,397
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	16,285	18,560
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	9,810	11,319
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	3,085	3,577
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	4,500	5,250
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	605	616
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	13,140	13,386
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	3,500	4,122
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	2,420	2,845
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2037	1,050	1,064
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2037	6,900	7,155
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/2038	1,745	1,690
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2039	5,000	5,732
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	18,275	18,410
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	175	177
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	8,195	9,037
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	4,160	4,538
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	5,300	5,863
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	6,750	7,306
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	5,780	6,332
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	7,500	8,033
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	5,305	5,741
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2046	2,335	2,463

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/2048	5,030	5,069
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2048	6,690	6,846
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2050	6,865	7,359
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2051	18,375	17,057
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2052	5,365	5,632
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/2054	7,950	7,456
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	4,000	4,247
[4]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/2032	425	460
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/2052	1,040	1,110
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/2062	2,440	2,689
	Sayreville Borough NJ GO	2.000%	11/1/2031	1,390	1,299
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	8,020	8,252
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/2047	20	20
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	10,000	8,969
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/2052	1,400	1,444
					2,177,248
New Mexico (0.2%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2026	1,555	1,571
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2026	2,880	2,909
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	1,195	1,240
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	1,685	1,748
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	2,370	2,522
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	4,245	4,517
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	1,215	1,293
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	7,005	7,639
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2030	740	825
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2026	5,205	5,330
	New Mexico GO	5.000%	3/1/2032	1,005	1,152
	New Mexico GO	5.000%	3/1/2033	655	761
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2026	1,500	1,517
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2027	495	514
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	10,000	10,627
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	1,545	1,642
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	935	1,017
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	50	57
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2032	210	241
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2032	15,000	16,649
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2033	17,125	18,932
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2034	10,505	11,586
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2035	5,000	5,495
					99,784
New York (24.4%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2032	2,000	2,350
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2033	1,500	1,789
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2039	2,600	2,775
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2040	5,065	5,375
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2042	2,460	2,784
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2043	4,250	4,760
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2045	1,925	2,093
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2049	2,470	2,524
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2050	10,680	11,254
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2053	12,010	12,493
	Battery Park City Authority Miscellaneous Revenue	5.250%	11/1/2055	14,975	16,018
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2042	110	112
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/2046	3,035	2,821
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2026	3,435	3,447
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2026	3,000	3,010
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2028	15	16
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2029	5,015	5,499
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	3,000	3,328
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	1,190	1,224
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	7,145	7,166
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2030	10,000	11,206
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	5,885	6,123
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	95	95
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	5,520	6,176
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	1,520	1,682
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2031	2,025	2,311
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	6,775	6,961

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	2,220	2,473
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	1,895	1,970
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	2,180	2,506
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	7,735	8,574
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	6,565	7,204
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	6,550	6,798
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	1,070	1,106
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	455	467
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	3,915	3,925
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	425	452
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	10,010	11,679
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2035	2,355	2,416
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	120	123
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	265	266
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	1,370	1,455
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	4,565	5,025
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	3,105	3,418
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	145	165
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	5,820	5,950
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	490	490
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	6,375	6,588
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	1,460	1,599
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	3,825	4,048
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	160	181
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	5,815	5,939
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	6,015	6,017
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	2,050	2,089
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	4,670	5,090
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	965	1,018
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/2037	585	666
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	210	214
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	1,030	1,084
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/2038	420	475
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	6,530	6,619
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	2,325	2,357
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2039	65	67
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2039	65	68
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	2,445	2,196
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	19,560	17,546
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	2,095	2,109
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2040	7,415	7,769
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2040	3,700	3,798
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	5,010	5,024
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	1,490	1,495
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	3,555	3,808
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	7,395	7,580
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	160	167
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2042	13,675	13,625
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	3,080	3,208
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	7,270	7,433
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	2,435	2,591
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	8,800	8,691
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	1,630	1,596
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	6,395	6,758
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	7,795	8,381
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2044	12,550	12,069
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2044	4,505	4,404
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	490	515
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	120	124
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	10,000	10,570
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	4,100	3,948
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	13,225	12,735
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	7,715	7,371
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2045	16,510	16,984
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	6,390	5,998
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	5,520	5,061
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	9,200	8,515
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2047	6,025	4,539
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2047	1,650	1,490
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	10,415	7,759

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2048	2,165	1,967
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2048	3,345	3,422
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	28,940	26,478
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	1,185	1,084
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	4,910	3,597
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	15,805	11,599
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2050	1,200	1,097
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2050	5,090	5,248
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2050	3,900	3,970
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2063	14,000	14,208
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2026	2,985	2,995
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2027	945	975
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2029	460	500
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2026	12,500	12,543
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2026	220	221
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	290	299
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	600	619
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2042	3,225	3,523
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2048	2,780	2,891
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2051	6,220	6,417
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2052	7,060	7,265
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2030	50	56
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2032	250	286
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2035	510	550
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2036	4,650	4,994
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2036	510	568
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	3,040	3,108
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2038	1,010	1,077
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2039	4,815	4,906
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2039	1,185	1,260
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2040	7,485	6,743
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2041	7,165	6,379
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2041	9,175	9,650
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2042	18,140	15,709
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2042	1,805	1,788
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	745	722
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	17,525	17,015
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	10,910	10,360
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	260	248
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	10,220	9,521
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	1,445	1,354
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	2,780	2,549
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	3,970	3,701
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2047	2,000	1,846
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2049	2,560	1,892
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2050	7,855	5,765
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/2051	9,860	6,537
[2]	Genesee County NY GO	3.000%	3/15/2036	1,000	980
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/2047	780	786
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2026	145	145
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2028	7,070	7,259
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2029	3,990	4,097
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2030	2,605	2,675
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2031	2,140	2,196
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2032	4,460	4,575
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2033	910	933
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2034	1,230	1,260
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2036	890	897
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2036	205	209
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2037	5,845	5,965
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2039	2,105	2,145
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	24,080	24,429
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	2,050	1,957
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	9,025	9,113
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/2047	5,190	3,586
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2047	14,565	13,417
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2027	20	19
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	95	99
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2028	360	336
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	25	27

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2030	1,705	1,730
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2030	335	350
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2032	310	333
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2033	285	305
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2033	1,515	1,613
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2033	6,615	7,800
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2034	385	409
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	3,655	3,877
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	1,375	1,391
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	5,685	6,630
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2038	1,000	1,010
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2039	8,195	8,598
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2040	4,415	4,953
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	65	66
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	5,005	5,588
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	1,765	1,805
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	2,305	2,542
[1]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2043	3,015	3,293
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2044	7,420	7,982
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2045	1,060	1,061
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2046	7,370	7,413
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2047	8,360	8,464
[1]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	5,125	5,301
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	5,865	5,816
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	22,960	23,102
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	14,995	14,987
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	19,500	19,566
[1]	Long Island Power Authority Electric Power & Light Revenue, ETM	0.000%	6/1/2026	40	40
[1]	Long Island Power Authority Electric Power & Light Revenue, ETM	0.000%	6/1/2026	70	69
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2026	360	368
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2027	520	531
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2028	715	731
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2029	580	593
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2030	650	664
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2031	7,845	8,013
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2032	490	500
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2033	1,010	1,024
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2033	1,690	1,760
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2034	6,065	6,307
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2034	1,175	1,198
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	180	187
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	495	508
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2035	2,195	2,235
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	20,945	21,270
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2040	10,250	11,497
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2041	10,635	11,881
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	850	864
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	550	563
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	8,035	8,869
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	10,125	11,030
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	14,115	14,203
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	17,450	17,588
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	5,450	5,509
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	10,010	10,460
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2048	10,000	10,398
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	1,785	1,608
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	5,000	5,025
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2052	8,360	7,499
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2052	250	220
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	3,235	2,886
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/2028	675	675
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	2,270	2,006
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	14,695	12,161
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	2,150	2,196
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	1,465	1,496
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	2,985	3,049
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	835	853
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2026	10,000	10,235
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	5	5
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	9,040	9,470

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	100	105
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	675	697
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	255	260
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	535	545
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	1,550	1,578
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	30	31
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	14,300	14,980
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	4,595	4,932
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	500	514
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,665	1,787
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,255	1,278
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	16,345	17,234
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	5,300	5,689
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	4,440	4,009
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	4,905	5,171
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,855	1,887
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	10,800	11,852
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	5,065	5,150
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	8,250	8,693
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	10,230	11,448
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	365	371
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	12,850	13,523
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	3,005	3,419
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	6,330	7,202
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	25,870	21,124
Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2032	1,135	1,086
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	650	662
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	1,170	1,174
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	320	352
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	720	756
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	5,015	5,779
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2033	12,135	9,540
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	3,710	3,892
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	7,880	8,638
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	5,000	5,823
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	5,000	5,823
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	3,000	3,142
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	5,000	5,872
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	1,000	1,174
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	16,750	19,671
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2035	16,080	16,259
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	1,735	1,759
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	5,370	6,326
Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	2,295	2,107
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2036	6,190	6,193
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2036	15,315	17,254
Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/2037	820	746
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2037	6,675	6,708
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	5,705	5,771
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	8,280	9,256
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	6,820	6,837
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	695	695
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2039	1,170	683
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	5,120	5,331
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	7,330	8,066
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2040	890	489
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2040	3,420	3,383
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	105	109
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	1,000	1,088
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	3,050	3,345
Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/2041	400	349
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	3,000	3,244
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	4,000	4,359
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	27,720	26,796
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	5,355	5,785
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	1,010	944
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	1,560	1,474
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	465	439
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	4,550	4,747
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	3,540	3,776

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2043	4,760	5,166
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	8,500	7,859
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	1,980	1,853
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	1,745	1,800
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	805	720
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	2,000	1,811
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/2045	24,375	24,465
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	1,000	1,019
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	1,200	1,234
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2045	3,000	3,190
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2046	405	285
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	4,245	3,754
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	935	820
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	5,800	5,217
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	5,535	4,909
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	2,020	1,834
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	250	251
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	155	155
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2047	5,045	4,499
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/2047	19,600	20,961
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	6,635	5,816
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	10,000	8,687
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	45	39
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	4,540	4,112
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2048	8,405	8,529
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	7,300	6,353
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	6,000	5,184
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2049	23,690	24,013
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	4,555	3,945
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	10,000	8,598
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2050	8,995	9,106
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2051	1,395	1,192
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2051	2,500	2,504
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2052	12,745	10,840
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2052	4,525	4,547
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	16,760	17,104
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	6,000	6,239
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2056	3,640	3,643
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2056	9,655	9,661
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2056	1,610	1,613
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2057	10,715	10,761
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	9,330	10,039
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2043	5,470	5,346
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2043	10,595	10,355
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	17,925	16,157
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2053	7,695	7,934
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/2056	8,145	8,125
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2030	485	550
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2031	1,030	1,182
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2032	990	1,075
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2032	730	833
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2033	1,315	1,423
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2033	1,540	1,750
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2034	790	894
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2035	4,565	4,878
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2035	1,410	1,586
	Nassau County NY GO	5.000%	10/1/2027	980	1,026
	Nassau County NY GO	4.000%	4/1/2043	110	110
	Nassau County NY GO	4.125%	4/1/2047	2,900	2,760
[1]	Nassau County NY GO	5.000%	7/1/2049	8,000	8,210
	Nassau County NY GO	4.250%	4/1/2052	6,090	5,792
	Nassau County NY GO	4.000%	4/1/2053	5,000	4,570
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/2052	200	203
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2048	1,860	1,666
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2033	2,000	1,997
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2037	3,000	2,844

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/2038	1,925	1,519
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2040	25	22
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	30	23
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2029	3,875	4,162
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2030	2,150	2,353
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2032	2,785	2,920
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2036	500	486
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	1,475	1,220
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	790	741
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	7,100	6,547
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2040	6,140	5,473
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	1,550	1,434
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	4,610	3,402
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	11,665	8,372
[1]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2034	3,500	2,660
[1]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2044	250	106
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2026	4,060	4,102
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/2027	515	515
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	420	436
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	530	550
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	3,790	3,881
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	550	586
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	440	469
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	715	732
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	240	256
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	320	336
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	140	147
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	4,040	4,417
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	5,220	5,707
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	610	682
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	285	319
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	795	889
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	170	190
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	2,280	2,597
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	785	894
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	975	1,010
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	340	383
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	6,590	7,506
	New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/2032	7,075	7,120
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	525	578
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	3,215	3,370
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	7,290	8,288
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	1,060	1,188
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	610	683
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	1,055	1,092
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	120	139
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	2,325	2,692
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2033	1,410	1,423
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	4,565	4,722
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	1,595	1,731
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	570	644
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	45	53
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	2,600	3,051
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	6,670	7,827
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2033	25	26
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	5,040	5,914
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	1,980	2,275
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	1,635	1,941
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	2,205	2,483
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	3,725	4,457
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	585	680
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	345	373
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	10,000	11,965
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	3,215	3,847
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2036	8,670	8,551
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2036	260	265
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	2,085	2,147
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	3,360	3,653
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	22,825	26,537
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	6,110	7,335

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	3,650	4,376
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2036	7,020	7,252
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2037	470	454
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2037	300	300
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	150	150
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	130	132
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	7,740	7,823
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	15	15
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	2,370	2,414
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	805	827
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	135	142
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	1,450	1,490
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	4,485	4,626
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	22,400	22,859
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/2038	240	240
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	4,855	4,984
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	4,485	4,564
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	45	48
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	3,650	3,658
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	2,385	2,495
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	4,550	5,142
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	4,900	5,640
New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2039	2,455	2,945
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2040	540	491
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2040	1,020	1,000
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	17,455	17,584
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	7,180	7,240
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	2,010	2,158
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	7,075	7,376
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	2,880	3,066
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	8,050	8,314
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	16,605	17,149
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	11,665	11,710
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	5,665	5,690
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	2,045	2,053
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	10,000	9,455
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	6,195	6,164
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	11,085	11,069
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	10,955	10,900
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2043	9,030	8,886
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	10,785	11,865
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	20,990	17,295
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2044	10,520	10,122
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2044	2,000	1,949
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	2,885	3,057
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	55	58
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	4,760	5,165
New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/2045	340	287
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	3,165	3,032
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	15,095	14,453
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	6,000	5,745
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	1,075	1,090
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	14,620	14,995
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	3,405	3,590
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	9,055	9,614
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2046	3,795	2,884
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	5,050	4,728
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	20,055	18,981
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	250	234
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2046	9,570	9,167
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	10,530	10,573
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	2,175	2,202
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	5,810	6,086
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2046	4,760	4,785
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2046	5,185	5,533
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/2047	335	290
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2047	2,125	1,937
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2047	385	351
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2047	45	42
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2047	9,110	8,658

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2047	8,380	8,096
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	16,580	16,733
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	10,555	11,029
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	1,000	1,043
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	800	809
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	15,250	16,240
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	7,265	6,037
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	4,430	3,746
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2048	1,910	1,734
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	16,820	17,002
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	20,000	20,292
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	7,370	7,623
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	3,170	3,311
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	5,825	6,097
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2049	55	41
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	11,875	10,797
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	5,250	4,769
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	2,625	2,384
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	5,565	5,055
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	18,875	19,242
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	3,055	3,134
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	5,100	5,249
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	7,685	8,013
[9]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	3,650	3,826
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,040	780
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	150	112
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	150	112
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	2,730	2,496
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	13,365	12,220
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	90	82
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	4,400	4,023
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	10,955	11,231
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	5,130	5,270
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	3,145	3,282
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2050	5,000	5,301
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2051	25	19
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	11,750	10,673
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	6,225	5,654
[9]	New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/2051	5,000	4,949
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	5,420	5,584
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	16,170	16,704
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2052	17,585	15,923
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	8,100	8,350
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	5,000	5,168
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	19,255	20,218
	New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2053	4,000	3,802
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	12,670	13,332
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2054	6,110	5,477
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	17,545	18,328
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	5,495	5,761
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2055	31,860	32,901
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	15,665	16,500
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	14,000	14,778
[9]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2056	21,405	22,095
[9]	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2056	14,515	15,328
[9]	New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2056	18,540	20,037
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	490	508
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	1,505	1,561
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	890	923
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2026	1,000	1,013
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2026	350	354
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	2,105	2,189
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	165	172
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	4,920	5,109
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	390	416
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	6,085	6,497
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	4,720	4,896
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	815	868
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	5,105	5,438
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	210	235

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	2,760	2,861
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	660	684
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	4,130	4,395
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	155	177
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	7,000	7,240
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	285	324
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	11,320	12,030
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	20	23
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	6,650	7,056
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	625	707
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	285	329
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	5,750	6,090
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	85	98
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	28,000	28,900
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	2,800	2,886
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	28,960	30,603
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2036	1,930	1,946
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2036	210	218
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	10,830	11,416
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2037	635	653
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2038	8,135	8,193
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2039	50	46
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2042	2,890	2,854
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2047	7,375	5,563
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2049	16,200	12,064
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2027	90	94
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2028	1,090	1,164
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2028	20	21
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	1,420	1,513
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	255	272
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	4,745	5,054
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	565	601
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	910	968
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	485	515
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	1,520	1,613
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	680	720
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2035	2,280	2,423
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2036	200	203
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2036	200	212
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2037	5,425	5,485
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2038	4,285	4,316
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2040	7,530	7,531
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2042	2,850	2,833
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	4,625	4,756
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	2,830	2,910
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2045	10,060	9,359
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2046	4,380	4,039
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/2047	2,000	1,662
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2030	7,875	8,816
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	2,325	2,700
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2036	4,250	4,994
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2038	6,500	7,499
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2039	6,500	7,439
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	1,070	1,177
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	3,660	4,024
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	7,990	8,670
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2026	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	1,990	2,030
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	795	811
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	20,790	21,213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	2,665	2,719
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	1,875	1,876
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	1,280	1,306
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	14,770	15,070
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2027	105	109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2027	7,000	7,236
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2027	425	442
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	695	695
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	860	887
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	1,025	1,073

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	5,655	5,917
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	10,135	10,605
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	4,315	4,515
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	10,570	11,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	1,625	1,700
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	5,000	5,232
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2028	6,970	7,379
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2028	4,000	4,233
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	3,615	3,851
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	790	842
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,475	1,521
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	2,455	2,631
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	7,880	8,444
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	3,895	4,174
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	85	89
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,015	1,088
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	340	364
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	4,925	5,277
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	6,360	6,815
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	10,265	11,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	9,900	10,608
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	5,340	5,722
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	7,500	8,037
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2029	1,125	1,125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2029	390	390
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	1,825	1,836
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	7,770	8,424
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	1,550	1,690
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	6,680	7,284
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	3,250	3,352
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	1,100	1,100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,190	4,594
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	3,000	3,289
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,830	5,296
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	105	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,870	5,340
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,000	4,386
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	9,480	10,394
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	1,500	1,645
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	12,000	13,157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	1,780	1,825
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	5,185	5,187
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	1,955	1,956
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2030	140	140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	905	933
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	4,585	5,079
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	2,340	2,592
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	6,690	7,411
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2030	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2030	6,700	6,782
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2030	1,545	1,603
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2030	355	355
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	5,840	6,021
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	960	1,074
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	350	392
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	6,455	7,222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	260	291
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	595	666
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	4,995	5,588
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	8,525	9,537
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	4,045	4,525
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	9,965	11,148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	860	860
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	5,415	5,549
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	265	265
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	1,605	1,654
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	2,120	2,366
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	1,625	1,645
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	1,190	1,233
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	195	221

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	2,850	2,851
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	12,795	13,182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	3,015	3,433
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	2,000	2,277
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	370	421
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	2,915	3,319
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	3,040	3,462
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	11,555	13,158
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	350	358
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	3,005	3,006
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	4,520	4,655
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	2,560	2,575
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	3,575	3,767
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	420	467
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	1,720	1,971
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	7,000	8,024
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	2,080	2,105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	165	190
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	3,845	3,846
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,140	1,279
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	6,810	7,731
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	3,050	3,519
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	16,835	19,426
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	2,000	2,308
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	13,745	15,860
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2033	1,575	1,572
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2033	1,195	1,195
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2033	1,025	1,049
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	1,435	1,476
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	1,370	1,378
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	1,530	1,609
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	2,785	3,076
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	4,935	5,724
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	6,085	6,153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	5,000	5,172
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	7,480	7,482
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	730	813
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	16,450	18,497
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	10,215	11,274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	6,115	6,918
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	5,160	5,979
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	38,830	45,321
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	9,645	11,257
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	4,000	4,669
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	5,305	6,192
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2034	3,700	3,701
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	2,500	2,570
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	2,450	2,462
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	780	819
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	3,300	3,845
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	3,720	4,088
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	510	560
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	5,155	6,029
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	2,430	2,455
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	2,085	2,155
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	315	326
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	285	301
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	3,115	3,466
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	1,560	1,647
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	3,245	3,677
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2034	2,545	2,656
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	1,430	1,430
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	420	465
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	1,355	1,463
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	6,125	7,056
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	820	877
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	4,285	4,702
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	4,425	5,180
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	5,700	6,697

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	8,865	10,415
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	1,125	1,322
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	12,000	14,098
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2035	2,135	2,034
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	160	160
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	850	935
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2035	2,390	2,486
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	11,535	11,847
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	150	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	3,300	3,461
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	3,935	4,202
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	2,475	2,705
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	5,395	6,189
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	3,025	3,498
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	3,000	3,544
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	8/1/2035	100	98
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2035	275	276
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	4,815	5,072
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	1,155	1,277
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	5,230	5,425
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	130	135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	115	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	1,190	1,190
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	2,235	2,382
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	2,195	2,361
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	1,735	2,053
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	31,855	37,702
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2036	6,505	6,506
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2036	3,470	3,471
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	705	720
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	1,055	1,152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	2,395	2,665
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	1,585	1,587
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	3,915	4,045
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	3,715	3,812
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	3,585	3,600
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	4,025	4,211
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	2,660	2,742
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	135	142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	35	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	500	504
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	3,755	4,196
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	5,290	5,400
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	285	309
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	9,820	10,635
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	230	257
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	2,060	2,400
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	5,985	6,407
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	6,250	7,376
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	14,275	16,847
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2036	3,615	4,104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2037	2,810	2,560
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	3,155	3,220
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	1,815	1,967
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	1,165	1,287
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	2,195	2,425
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	3,005	3,376
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	1,190	1,197
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	4,010	4,116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	3,130	3,142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	1,040	1,086
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	160	170
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	3,630	3,920
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	1,785	2,009
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	1,520	1,722
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	15,390	17,553
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	2,130	2,445
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	55	58
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	4,260	4,726
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2037	3,805	4,012

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	3,505	3,560
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	4,060	4,133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	1,040	1,068
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	10,920	11,240
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	10,135	10,918
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	3,720	4,172
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	5,745	6,528
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	34,035	38,918
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	9,030	10,389
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	6,925	7,968
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	4,630	5,222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2038	1,755	1,580
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	1,560	1,597
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	11,965	11,969
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	5,100	5,199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	1,910	2,157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	6,660	6,798
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	90	94
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	8,505	8,983
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	7,340	7,516
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,025	2,261
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	13,470	15,325
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	6,920	7,966
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/2038	465	450
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	6,400	6,431
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	5,795	5,930
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	4,800	4,801
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	10,580	10,880
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	5,010	5,104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	665	677
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	4,910	4,978
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	1,795	1,838
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	8,440	9,515
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	16,935	19,206
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	9,480	10,751
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	3,230	3,684
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	3,390	3,800
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2039	1,160	1,036
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	1,040	1,040
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	3,910	4,265
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	375	415
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	3,375	3,776
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	1,285	1,304
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	2,525	2,562
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	1,625	1,662
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	2,910	3,063
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	185	192
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	305	338
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	1,185	1,320
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	4,695	5,258
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	6,940	7,816
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	1,925	2,168
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	4,370	4,975
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/2039	625	612
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	1,590	1,592
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	8,000	8,050
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	3,010	3,058
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	8,455	8,685
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	9,665	10,578
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2039	550	497
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	6,440	6,489
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	1,835	1,859
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	715	721
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,395	2,498
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,240	2,500
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	24,715	27,735
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	5,040	5,656
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	12,000	13,538
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	4,460	4,461
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	9,330	10,124

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	11,195	12,408
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	6,535	6,555
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	7,975	8,750
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	4,860	5,417
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2040	3,760	3,360
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/2040	405	395
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	8,765	8,988
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	675	702
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2040	5,645	6,232
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	9,805	9,824
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	1,265	1,272
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	3,795	3,945
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	1,670	1,825
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	10,830	11,959
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	7,055	7,828
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	8,260	9,209
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	5,290	5,898
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/2041	10,000	8,947
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	1,000	1,005
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	13,215	13,304
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	7,110	7,669
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	280	304
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	5,075	5,079
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	4,780	4,807
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	2,875	2,974
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	1,660	1,807
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	2,000	2,187
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	6,870	7,585
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	2,510	2,771
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	10,000	11,140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	6,570	5,824
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	2,230	2,230
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	500	498
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	10,330	10,583
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	9,540	10,347
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	3,715	3,858
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	360	392
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	8,070	8,869
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	10,015	11,107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/2042	270	236
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2042	155	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	8,860	9,484
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	8,005	8,636
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	3,985	4,338
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	255	250
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	8,050	7,907
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	5,000	4,987
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	1,000	989
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	6,010	6,498
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	2,140	2,324
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	12,010	13,098
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	6,440	7,114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2042	1,000	1,124
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2042	1,535	1,279
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	2,025	1,991
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	2,245	2,321
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2042	13,735	14,998
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	5,505	5,443
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	2,825	3,108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2042	5,235	5,731
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	355	349
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	2,020	2,047
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	11,170	11,856
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	7,280	7,774
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	3,625	3,901
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/2043	790	690
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	55	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	2,470	2,425
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	2,840	2,887

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	5,960	6,377
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	2,000	2,148
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2043	3,235	3,566
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2043	4,105	3,978
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2043	4,950	5,278
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2043	6,000	5,817
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	5,655	6,119
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	1,505	1,634
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2044	9,845	9,501
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	9,660	10,232
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	145	153
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	2,240	2,146
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	2,530	2,445
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	200	194
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	6,905	7,326
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	2,425	2,599
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	2,475	2,669
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	2,505	2,701
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2044	1,035	1,143
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2044	2,550	2,815
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2044	250	242
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2044	3,450	3,650
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2044	7,800	7,533
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	9,175	9,829
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	10,085	10,593
[9]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	3,835	4,096
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2045	3,335	2,617
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	25,115	23,660
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	2,700	2,840
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	445	471
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	2,705	2,869
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	5,005	5,324
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	7,015	7,482
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	5,570	5,940
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2045	5,000	5,402
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	6,180	5,812
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	7,350	7,468
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	4,415	4,131
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	7,530	7,991
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2045	10,285	11,152
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2046	1,340	1,244
[9]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	4,470	4,719
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2046	4,085	3,135
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	2,530	2,638
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	18,220	19,129
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	9,000	9,449
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2046	5,000	5,392
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2046	4,750	4,402
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	3,000	3,111
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	1,685	1,773
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	13,200	13,588
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	1,070	1,101
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2047	5,400	5,678
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2047	10,000	9,205
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	8,840	9,145
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	14,685	15,248
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	8,395	8,733
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2047	10,575	7,939
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	3,155	3,281
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2048	6,690	6,914
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2048	120	90
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2048	10,000	10,328
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2048	3,280	3,399
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	10,655	11,213
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	7,850	8,277
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	6,670	7,056
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	7,500	7,952
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	12,000	12,755
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	3,000	3,189
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.500%	8/1/2048	3,750	2,511

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	90	68
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	3,465	3,201
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	7,285	7,725
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2049	7,070	7,275
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2049	10,085	10,594
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2049	7,000	7,506
[9]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	2/1/2050	12,395	13,356
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	10,000	10,281
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	5,165	5,310
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	5,230	5,383
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	7,805	8,155
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2050	7,500	8,069
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2050	10,000	10,292
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2050	10,000	10,317
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.250%	2/1/2051	2,015	1,224
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	1,025	925
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	13,830	12,664
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2051	17,790	18,288
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2051	12,905	13,487
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2051	2,500	2,676
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.125%	5/1/2052	8,500	7,856
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2052	15,000	15,741
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2052	7,040	7,504
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.500%	11/1/2052	3,750	3,669
[9]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2053	23,180	23,778
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2053	3,330	3,468
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2053	3,515	3,585
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	7,500	8,013
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2053	18,020	18,440
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.250%	2/1/2054	4,500	4,257
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.250%	5/1/2054	21,000	19,854
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2054	7,665	7,852
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	7,500	7,838
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	30,640	32,080
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.250%	2/2/2026	3,100	3,100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/2026	20	20
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/2027	575	598
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/2033	4,400	4,616
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2034	2,925	2,167
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2036	700	470
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2037	1,600	1,021
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2039	500	286
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2040	650	351
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2043	345	154
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/2045	100	94
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2045	4,750	4,750
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2047	12,525	4,442
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2049	9,500	3,016
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2051	4,850	1,382
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2054	2,900	707
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2055	5,000	1,157
	New York GO	3.500%	3/1/2043	295	277
	New York GO	5.000%	3/15/2043	1,000	1,114
	New York GO	5.000%	3/15/2044	1,000	1,101
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	605	526
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/2043	5,235	5,114
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	430	328
	New York NY GO	5.000%	3/1/2026	3,400	3,407
	New York NY GO	5.000%	8/1/2026	2,115	2,120
	New York NY GO	5.000%	8/1/2026	785	796
	New York NY GO	5.000%	8/1/2026	2,850	2,888
	New York NY GO	5.000%	8/1/2026	910	922
	New York NY GO	5.000%	8/1/2026	10,000	10,135
	New York NY GO	5.000%	8/1/2026	3,305	3,349
	New York NY GO	5.000%	8/1/2026	1,130	1,145
	New York NY GO	5.000%	3/1/2027	135	139
	New York NY GO	5.000%	8/1/2027	7,235	7,251
	New York NY GO	5.000%	8/1/2027	3,620	3,766
	New York NY GO	5.000%	8/1/2027	1,330	1,384
	New York NY GO	5.000%	8/1/2027	6,580	6,751

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/2027	11,335	11,792
New York NY GO	5.000%	8/1/2027	1,840	1,914
New York NY GO	5.000%	8/1/2027	6,340	6,596
New York NY GO	5.000%	8/1/2027	1,310	1,363
New York NY GO	5.000%	8/1/2027	3,770	3,922
New York NY GO	5.000%	8/1/2027	315	328
New York NY GO	5.000%	8/1/2027	7,280	7,574
New York NY GO	5.000%	8/1/2027	1,725	1,795
New York NY GO	5.000%	9/1/2027	175	182
New York NY GO	5.000%	9/1/2027	3,165	3,300
New York NY GO	5.000%	8/1/2028	185	187
New York NY GO	5.000%	8/1/2028	12,750	13,079
New York NY GO	5.000%	8/1/2028	4,665	4,845
New York NY GO	5.000%	8/1/2028	1,925	2,023
New York NY GO	5.000%	8/1/2028	6,105	6,508
New York NY GO	5.000%	8/1/2028	5,655	5,667
New York NY GO	5.000%	8/1/2028	8,275	8,821
New York NY GO	5.000%	8/1/2028	9,075	9,674
New York NY GO	5.000%	8/1/2028	1,090	1,162
New York NY GO	5.000%	8/1/2028	155	165
New York NY GO	5.000%	8/1/2028	1,000	1,066
New York NY GO	5.000%	8/1/2028	11,960	12,749
New York NY GO	5.000%	8/1/2028	3,460	3,688
New York NY GO	5.000%	8/1/2028	1,340	1,428
New York NY GO	5.000%	9/1/2028	40	43
New York NY GO	5.000%	9/1/2028	5,935	6,339
New York NY GO	5.000%	10/1/2028	50	54
New York NY GO	5.000%	2/1/2029	9,490	10,236
New York NY GO	5.000%	8/1/2029	6,495	6,579
New York NY GO	5.000%	8/1/2029	195	202
New York NY GO	5.000%	8/1/2029	50	50
New York NY GO	5.000%	8/1/2029	2,450	2,575
New York NY GO	5.000%	8/1/2029	15,420	16,825
New York NY GO	5.000%	8/1/2029	1,000	1,091
New York NY GO	5.000%	8/1/2029	11,610	12,668
New York NY GO	5.000%	8/1/2029	890	971
New York NY GO	5.000%	8/1/2029	1,530	1,669
New York NY GO	5.000%	8/1/2029	1,505	1,642
New York NY GO	5.000%	8/1/2029	200	214
New York NY GO	5.000%	8/1/2029	730	797
New York NY GO	5.000%	8/1/2029	4,130	4,506
New York NY GO	5.000%	8/1/2029	8,800	9,602
New York NY GO	5.000%	9/1/2029	5,020	5,488
New York NY GO	5.000%	10/1/2029	185	203
New York NY GO	5.000%	2/1/2030	14,705	16,219
New York NY GO	5.000%	4/1/2030	1,000	1,107
New York NY GO	5.000%	8/1/2030	350	351
New York NY GO	5.000%	8/1/2030	2,230	2,259
New York NY GO	5.000%	8/1/2030	3,585	3,631
New York NY GO	5.000%	8/1/2030	2,425	2,547
New York NY GO	5.000%	8/1/2030	2,320	2,585
New York NY GO	5.000%	8/1/2030	10,000	11,143
New York NY GO	5.000%	8/1/2030	4,070	4,535
New York NY GO	5.000%	8/1/2030	8,725	9,722
New York NY GO	5.000%	8/1/2030	4,590	5,115
New York NY GO	5.000%	8/1/2030	520	579
New York NY GO	5.000%	8/1/2030	18,310	20,402
New York NY GO	5.000%	8/1/2030	4,860	5,415
New York NY GO	5.000%	8/1/2030	20,000	22,285
New York NY GO	5.000%	9/1/2030	5,000	5,581
New York NY GO	5.000%	10/1/2030	3,000	3,260
New York NY GO	5.250%	10/1/2030	1,360	1,422
New York NY GO	5.000%	12/1/2030	595	608
New York NY GO	5.000%	3/1/2031	2,000	2,247
New York NY GO	4.000%	8/1/2031	5,000	5,022
New York NY GO	5.000%	8/1/2031	5,515	5,527
New York NY GO	5.000%	8/1/2031	1,150	1,207
New York NY GO	5.000%	8/1/2031	13,705	15,139
New York NY GO	5.000%	8/1/2031	1,265	1,397
New York NY GO	5.000%	8/1/2031	250	268

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/2031	4,145	4,689
New York NY GO	5.000%	8/1/2031	13,490	15,261
New York NY GO	5.000%	8/1/2031	30,910	34,969
New York NY GO	5.000%	9/1/2031	3,000	3,399
New York NY GO	5.000%	10/1/2031	60	65
New York NY GO	5.250%	10/1/2031	8,115	8,475
New York NY GO	5.000%	12/1/2031	720	735
New York NY GO	5.000%	4/1/2032	300	335
New York NY GO	5.000%	5/1/2032	35	40
New York NY GO	4.000%	8/1/2032	610	612
New York NY GO	5.000%	8/1/2032	1,185	1,265
New York NY GO	5.000%	8/1/2032	240	251
New York NY GO	5.000%	8/1/2032	1,155	1,272
New York NY GO	5.000%	8/1/2032	5,015	5,752
New York NY GO	5.000%	8/1/2032	2,255	2,531
New York NY GO	5.000%	8/1/2032	190	218
New York NY GO	5.000%	8/1/2032	19,415	22,269
New York NY GO	5.000%	8/1/2032	7,000	8,029
New York NY GO	5.000%	10/1/2032	235	254
New York NY GO	5.000%	10/1/2032	50	57
New York NY GO	5.250%	10/1/2032	20	21
New York NY GO	5.000%	12/1/2032	775	791
New York NY GO	3.250%	3/1/2033	85	86
New York NY GO	5.000%	3/1/2033	4,750	5,488
New York NY GO	5.000%	4/1/2033	2,125	2,232
New York NY GO	5.000%	4/1/2033	255	284
New York NY GO	5.000%	4/1/2033	5,140	5,945
New York NY GO	3.500%	6/1/2033	40	40
New York NY GO	4.000%	8/1/2033	90	90
New York NY GO	5.000%	8/1/2033	1,525	1,543
New York NY GO	5.000%	8/1/2033	260	277
New York NY GO	5.000%	8/1/2033	1,500	1,646
New York NY GO	5.000%	8/1/2033	1,175	1,289
New York NY GO	5.000%	8/1/2033	1,105	1,236
New York NY GO	5.000%	8/1/2033	12,880	14,960
New York NY GO	5.000%	10/1/2033	1,555	1,677
New York NY GO	5.250%	10/1/2033	300	312
New York NY GO	5.000%	12/1/2033	2,385	2,432
New York NY GO	5.000%	12/1/2033	985	1,048
New York NY GO	5.250%	3/1/2034	2,725	2,868
New York NY GO	5.000%	4/1/2034	1,310	1,374
New York NY GO	5.000%	4/1/2034	10	11
New York NY GO	5.000%	4/1/2034	3,145	3,678
New York NY GO	5.000%	5/1/2034	520	585
New York NY GO	3.000%	8/1/2034	525	521
New York NY GO	4.000%	8/1/2034	125	127
New York NY GO	4.000%	8/1/2034	500	522
New York NY GO	4.000%	8/1/2034	75	79
New York NY GO	4.000%	8/1/2034	145	145
New York NY GO	5.000%	8/1/2034	2,145	2,281
New York NY GO	5.000%	8/1/2034	2,090	2,283
New York NY GO	5.000%	8/1/2034	5,160	5,925
New York NY GO	5.000%	8/1/2034	475	545
New York NY GO	5.000%	8/1/2034	95	104
New York NY GO	5.000%	8/1/2034	10,275	12,055
New York NY GO	5.000%	9/1/2034	1,595	1,800
New York NY GO	3.000%	10/1/2034	520	517
New York NY GO	5.000%	10/1/2034	6,845	7,366
New York NY GO	5.000%	10/1/2034	220	249
New York NY GO	5.000%	12/1/2034	100	102
New York NY GO	5.000%	2/1/2035	5,000	5,887
New York NY GO	3.000%	3/1/2035	2,105	2,067
New York NY GO	5.250%	3/1/2035	6,150	6,462
New York NY GO	5.000%	4/1/2035	2,155	2,451
New York NY GO	5.000%	4/1/2035	1,750	1,934
New York NY GO	5.000%	4/1/2035	5,260	6,073
New York NY GO	5.000%	6/1/2035	5	5
New York NY GO	4.000%	8/1/2035	195	195
New York NY GO	4.000%	8/1/2035	25	25
New York NY GO	5.000%	8/1/2035	4,595	4,994

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/2035	430	460
New York NY GO	5.000%	8/1/2035	10,705	12,381
New York NY GO	5.000%	8/1/2035	8,215	9,693
New York NY GO	5.000%	9/1/2035	575	645
New York NY GO	4.000%	10/1/2035	165	170
New York NY GO	5.000%	10/1/2035	3,055	3,159
New York NY GO	5.000%	10/1/2035	390	438
New York NY GO	5.000%	12/1/2035	1,145	1,166
New York NY GO	5.000%	12/1/2035	170	180
New York NY GO	5.000%	2/1/2036	7,000	8,159
New York NY GO	4.000%	3/1/2036	55	57
New York NY GO	4.000%	3/1/2036	95	96
New York NY GO	5.000%	3/1/2036	1,585	1,741
New York NY GO	5.000%	4/1/2036	10	10
New York NY GO	5.000%	4/1/2036	1,025	1,156
New York NY GO	5.000%	4/1/2036	5,105	5,837
New York NY GO	3.000%	8/1/2036	2,150	2,069
New York NY GO	4.000%	8/1/2036	170	170
New York NY GO	4.000%	8/1/2036	80	83
New York NY GO	5.000%	8/1/2036	4,125	4,461
New York NY GO	5.000%	8/1/2036	7,565	8,663
New York NY GO	5.000%	8/1/2036	7,030	8,103
New York NY GO	5.000%	9/1/2036	160	178
New York NY GO	5.000%	10/1/2036	55	61
New York NY GO	5.000%	10/1/2036	4,790	5,558
New York NY GO	4.000%	12/1/2036	25	25
New York NY GO	5.000%	12/1/2036	155	164
New York NY GO	5.000%	2/1/2037	20,010	23,027
New York NY GO	5.000%	3/1/2037	160	175
New York NY GO	5.000%	4/1/2037	30	31
New York NY GO	5.000%	4/1/2037	1,780	1,982
New York NY GO	5.000%	5/1/2037	710	783
New York NY GO	4.000%	8/1/2037	1,690	1,713
New York NY GO	4.000%	8/1/2037	3,130	3,206
New York NY GO	5.000%	8/1/2037	3,820	3,858
New York NY GO	5.000%	8/1/2037	2,195	2,449
New York NY GO	5.000%	9/1/2037	645	713
New York NY GO	4.000%	10/1/2037	25	25
New York NY GO	5.000%	10/1/2037	7,835	8,057
New York NY GO	5.000%	12/1/2037	140	147
New York NY GO	5.000%	12/1/2037	6,800	6,911
New York NY GO	5.000%	2/1/2038	15,500	17,673
New York NY GO	3.500%	3/1/2038	805	780
New York NY GO	5.000%	3/1/2038	75	80
New York NY GO	3.375%	4/1/2038	595	588
New York NY GO	5.000%	4/1/2038	3,060	3,386
New York NY GO	4.000%	8/1/2038	3,625	3,674
New York NY GO	4.000%	8/1/2038	2,245	2,294
New York NY GO	5.000%	8/1/2038	12,075	12,191
New York NY GO	5.000%	8/1/2038	175	187
New York NY GO	5.000%	8/1/2038	1,950	2,162
New York NY GO	5.000%	9/1/2038	5	6
New York NY GO	5.000%	9/1/2038	11,160	12,547
New York NY GO	5.000%	10/1/2038	6,255	6,417
New York NY GO	5.000%	10/1/2038	70	74
New York NY GO	5.250%	10/1/2038	60	67
New York NY GO	5.000%	12/1/2038	3,035	3,083
New York NY GO	5.000%	12/1/2038	5,275	5,539
New York NY GO	5.000%	3/1/2039	55	58
New York NY GO	5.000%	3/1/2039	3,440	3,829
New York NY GO	5.000%	4/1/2039	835	867
New York NY GO	5.000%	4/1/2039	2,005	2,208
New York NY GO	5.000%	4/1/2039	4,150	4,621
New York NY GO	4.000%	8/1/2039	4,010	4,075
New York NY GO	4.000%	8/1/2039	90	90
New York NY GO	5.000%	8/1/2039	4,305	4,543
New York NY GO	5.000%	9/1/2039	935	1,023
New York NY GO	5.000%	10/1/2039	1,250	1,280
New York NY GO	5.000%	10/1/2039	6,560	7,392
New York NY GO	5.250%	10/1/2039	3,015	3,350

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	12/1/2039	90	94
New York NY GO	5.000%	3/1/2040	80	85
New York NY GO	5.000%	4/1/2040	2,100	2,298
New York NY GO	5.000%	4/1/2040	3,000	3,317
New York NY GO	4.250%	5/1/2040	10,500	10,778
New York NY GO	4.000%	8/1/2040	4,570	4,597
New York NY GO	4.000%	8/1/2040	30	30
New York NY GO	5.000%	8/1/2040	2,350	2,574
New York NY GO	5.000%	9/1/2040	5,390	5,963
New York NY GO	5.250%	9/1/2040	2,345	2,584
New York NY GO	4.000%	10/1/2040	6,545	6,580
New York NY GO	4.000%	10/1/2040	655	656
New York NY GO	5.000%	10/1/2040	3,935	4,394
New York NY GO	5.250%	10/1/2040	15	17
New York NY GO	5.000%	12/1/2040	2,660	2,774
New York NY GO	5.000%	2/1/2041	12,720	14,139
New York NY GO	3.000%	3/1/2041	75	65
New York NY GO	5.000%	4/1/2041	3,780	4,106
New York NY GO	5.250%	5/1/2041	2,450	2,680
New York NY GO	4.000%	8/1/2041	2,505	2,514
New York NY GO	5.000%	8/1/2041	2,130	2,321
New York NY GO	5.000%	8/1/2041	2,500	2,791
New York NY GO	5.000%	9/1/2041	115	124
New York NY GO	5.000%	9/1/2041	9,210	10,153
New York NY GO	3.000%	10/1/2041	5,110	4,428
New York NY GO	4.000%	10/1/2041	7,930	7,918
New York NY GO	5.250%	10/1/2041	4,000	4,397
New York NY GO	4.000%	12/1/2041	1,180	1,171
New York NY GO	5.000%	12/1/2041	11,500	11,655
New York NY GO	5.000%	2/1/2042	4,020	4,408
New York NY GO	4.000%	3/1/2042	3,835	3,781
New York NY GO	4.000%	3/1/2042	25	25
New York NY GO	5.000%	3/1/2042	40	42
New York NY GO	5.000%	3/15/2042	5,730	6,468
New York NY GO	4.000%	4/1/2042	1,000	986
New York NY GO	5.250%	5/1/2042	110	119
New York NY GO	4.000%	8/1/2042	2,250	2,213
New York NY GO	4.000%	8/1/2042	5,195	5,121
New York NY GO	5.000%	8/1/2042	3,610	3,890
New York NY GO	5.000%	9/1/2042	1,515	1,622
New York NY GO	5.000%	9/1/2042	12,730	13,859
New York NY GO	3.250%	10/1/2042	1,755	1,526
New York NY GO	5.000%	10/1/2042	3,000	3,132
New York NY GO	5.000%	10/1/2042	10,495	11,523
New York NY GO	5.250%	10/1/2042	11,470	12,483
New York NY GO	4.000%	12/1/2042	1,365	1,340
New York NY GO	5.000%	3/1/2043	1,840	1,912
New York NY GO	5.000%	3/1/2043	7,000	7,360
New York NY GO	5.000%	3/1/2043	5,025	5,382
New York NY GO	5.000%	4/1/2043	18,000	18,427
New York NY GO	5.000%	4/1/2043	545	584
New York NY GO	5.250%	5/1/2043	1,700	1,824
New York NY GO	5.000%	8/1/2043	2,695	2,810
New York NY GO	5.000%	8/1/2043	3,125	3,329
New York NY GO	5.000%	8/1/2043	5,325	5,777
New York NY GO	5.000%	9/1/2043	3,450	3,708
New York NY GO	5.000%	10/1/2043	13,875	15,020
New York NY GO	4.000%	12/1/2043	1,195	1,140
New York NY GO	4.000%	3/1/2044	1,010	967
New York NY GO	5.000%	4/1/2044	2,755	2,927
New York NY GO	5.250%	4/1/2044	45	48
New York NY GO	4.000%	8/1/2044	800	766
New York NY GO	5.000%	8/1/2044	1,015	1,074
New York NY GO	5.000%	8/1/2044	3,605	3,850
New York NY GO	5.000%	9/1/2044	15,015	15,995
New York NY GO	3.000%	10/1/2044	1,085	869
New York NY GO	5.000%	10/1/2044	1,195	1,281
New York NY GO	5.000%	12/1/2044	9,000	9,241
New York NY GO	5.250%	2/1/2045	2,480	2,680
New York NY GO	3.000%	3/1/2045	50	39

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	3.625%	3/1/2045	305	270
	New York NY GO	5.000%	3/1/2045	5,015	5,269
	New York NY GO	5.500%	5/1/2045	1,535	1,642
	New York NY GO	3.000%	8/1/2045	750	588
	New York NY GO	5.000%	8/1/2045	1,925	2,019
	New York NY GO	5.000%	8/1/2045	5,000	5,302
	New York NY GO	5.000%	10/1/2045	11,650	12,334
	New York NY GO	4.000%	3/1/2046	6,000	5,516
	New York NY GO	3.500%	4/1/2046	3,220	2,734
	New York NY GO	5.500%	5/1/2046	2,000	2,124
	New York NY GO	5.000%	8/1/2046	5,000	5,249
	New York NY GO	5.000%	10/1/2046	11,875	12,451
	New York NY GO	5.250%	4/1/2047	7,755	8,123
	New York NY GO	5.250%	4/1/2047	2,115	2,227
	New York NY GO	5.000%	8/1/2047	13,880	14,265
	New York NY GO	5.000%	8/1/2047	2,500	2,590
	New York NY GO	5.000%	9/1/2047	11,890	12,303
	New York NY GO	5.250%	10/1/2047	3,855	4,023
	New York NY GO	5.250%	10/1/2047	5,200	5,517
	New York NY GO	5.250%	2/1/2048	12,500	13,192
	New York NY GO	5.500%	4/1/2048	7,500	8,009
	New York NY GO	5.000%	9/1/2048	5,750	5,925
	New York NY GO	5.000%	10/1/2048	5,000	5,168
	New York NY GO	5.250%	3/1/2049	6,000	6,280
	New York NY GO	5.500%	4/1/2049	10,455	11,137
	New York NY GO	4.500%	5/1/2049	10,050	9,748
	New York NY GO	5.250%	2/1/2050	6,500	6,834
	New York NY GO	4.000%	3/1/2050	20,000	17,895
	New York NY GO	5.000%	3/1/2050	1,675	1,711
	New York NY GO	4.000%	4/1/2050	7,760	7,035
	New York NY GO	5.000%	4/1/2050	2,500	2,568
	New York NY GO	3.000%	8/1/2050	25	18
	New York NY GO	5.000%	8/1/2050	6,000	6,192
	New York NY GO	5.250%	8/1/2050	10,000	10,492
	New York NY GO	5.500%	8/1/2050	3,470	3,733
	New York NY GO	5.250%	9/1/2050	5,000	5,236
	New York NY GO	3.000%	3/1/2051	1,970	1,440
[2]	New York NY GO	3.000%	3/1/2051	3,165	2,331
	New York NY GO	5.250%	10/1/2051	12,500	13,128
	New York NY GO	5.250%	2/1/2053	12,000	12,572
	New York NY GO	5.250%	3/1/2053	17,170	17,887
	New York NY GO	4.125%	8/1/2053	10,875	9,894
	New York NY GO	5.000%	8/1/2053	5,000	5,141
	New York NY GO	5.250%	8/1/2053	4,000	4,199
	New York NY GO	4.125%	3/1/2054	9,000	8,100
	New York NY GO	5.250%	4/1/2054	13,005	13,543
	New York NY GO	4.250%	8/1/2055	3,000	2,761
	New York NY GO	5.000%	10/1/2055	24,930	25,574
	New York NY GO VRDO	3.200%	2/2/2026	60,015	60,015
	New York NY GO VRDO	3.200%	2/2/2026	5,000	5,000
	New York NY GO VRDO	3.250%	2/2/2026	31,990	31,990
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2045	12,470	11,947
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2049	1,585	1,451
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2050	24,005	21,862
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	24,130	21,516
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2060	1,580	1,387
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2027	925	973
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2047	5,265	4,926
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2061	4,970	4,432
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	2,205	2,231
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2027	270	283
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	410	432
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	6,255	6,820
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	245	275
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	3,310	3,683
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	590	596
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	100	114
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	4,760	5,393
[6]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2031	310	339
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2031	4,000	4,597

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	2,145	2,223
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2032	1,125	1,313
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	350	353
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	315	326
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	370	400
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2033	40	47
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	1,880	1,945
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	510	550
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2034	90	105
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	890	900
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	9,000	10,607
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	1,415	1,428
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	7,810	7,769
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	2,385	2,405
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	20,000	23,714
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2036	4,000	4,666
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	600	630
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2038	19,875	20,650
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2039	4,980	4,986
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	1,955	1,969
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	110	108
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	2,850	2,881
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	7,375	8,420
New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	2,455	2,192
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2041	865	865
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	2,290	2,299
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	1,300	1,358
New York State Dormitory Authority College & University Revenue	5.000%	7/15/2042	3,000	3,060
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2043	1,350	1,306
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	5,000	5,507
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2044	5,670	5,328
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2044	5,000	5,438
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2045	6,675	6,331
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2045	5,000	5,368
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2046	5,000	5,309
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	15,120	16,916
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2047	500	432
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	465	516
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	11,735	12,941
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2049	5,715	5,862
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2049	6,250	6,327
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2049	1,750	1,787
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2050	6,835	6,022
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	10,625	10,811
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	1,440	1,484
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2050	1,000	1,067
New York State Dormitory Authority College & University Revenue	5.000%	7/15/2050	5,000	4,854
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	150	165
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2051	5,475	5,593
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2051	5,500	5,818
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	2,495	2,091
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2054	1,930	1,958
New York State Dormitory Authority College & University Revenue	5.500%	7/1/2054	35,910	38,902
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2055	2,250	2,280
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	7,000	7,375
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	2,000	2,124
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2041	3,230	3,256
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	1,740	1,590
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2026	145	145
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2026	5,285	5,303
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2026	15,015	15,066
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2027	2,690	2,776
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2028	25	26
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	2,575	2,724
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	10	11
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	7,500	7,933
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	1,340	1,447
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	5,000	5,424
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	1,575	1,709
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	3,915	4,341

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	650	676
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	620	637
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	1,500	1,666
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	120	128
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	360	388
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	140	156
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	4,530	5,031
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	4,075	4,526
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	1,070	1,113
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	1,120	1,150
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	1,580	1,742
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	2,925	3,122
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	570	613
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	745	832
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	6,135	6,953
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	1,990	2,255
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	13,615	15,430
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	6,510	6,683
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	1,500	1,559
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	6,390	7,028
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	555	596
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	4,585	5,103
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	2,150	2,291
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	5,365	6,188
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	5,340	6,159
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	5,010	5,778
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	5,625	6,163
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	110	114
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	1,065	1,081
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	275	314
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	2,185	2,341
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2034	1,320	1,332
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	8,295	8,600
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	775	847
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	385	390
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2034	700	734
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2034	205	218
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	2,050	2,191
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	455	461
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	5,000	5,929
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	5,000	5,929
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2035	310	313
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	17,155	18,684
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/2035	19,315	19,314
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2035	8,930	9,316
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2035	1,300	1,373
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	560	568
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	1,540	1,735
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	1,995	2,127
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	1,565	1,832
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	4,070	4,870
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	2,890	2,981
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	425	439
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	5,330	5,453
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/2036	2,840	2,796
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2036	10,000	10,353
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	13,975	14,153
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	2,075	2,204
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	795	889
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	4,200	4,870
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	1,555	1,740
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	1,495	1,772
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/2037	245	228
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	3,360	3,443
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	505	521
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	235	240
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2037	485	479
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	5,535	5,688
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	5,805	6,011

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	920	973
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	1,120	1,245
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	5,130	5,898
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2037	115	122
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2038	19,830	20,218
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	1,310	1,337
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	915	943
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2038	195	182
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	14,885	15,306
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	18,025	18,534
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	5,085	5,364
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	13,530	15,444
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2038	4,000	4,218
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2039	2,630	2,670
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2039	3,195	3,225
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	13,915	14,215
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	9,095	9,291
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	7,065	7,434
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	3,845	4,359
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2040	6,595	6,653
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2040	1,000	895
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	9,210	9,332
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	460	466
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	5,125	5,346
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	7,455	8,388
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	10,130	11,532
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	2,130	2,147
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	700	731
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	1,730	1,520
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	6,830	6,027
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2041	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	520	565
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	2,230	2,486
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	28,000	31,552
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2042	2,095	2,142
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2042	6,645	6,694
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	2,555	2,186
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	1,365	1,366
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	12,140	13,363
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	375	391
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	9,220	9,280
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	2,525	2,577
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	145	143
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	1,220	1,201
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	11,520	12,508
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	1,245	1,291
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	5,000	5,495
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2044	2,220	2,130
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	270	262
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	3,180	3,089
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	17,035	18,291
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	250	258
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2045	15	14
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	11,590	11,073
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	1,530	1,567
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	3,725	3,988
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2046	9,470	8,650
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	10,000	9,255
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	16,930	15,669
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	26,715	27,828
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	41,305	37,971
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	5,420	4,935
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	1,465	1,346
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	9,340	8,683
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	1,530	1,566
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2048	2,030	2,078
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	620	558
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	1,195	1,089
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	14,245	12,944
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	1,000	912

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2048	19,990	21,111
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2049	6,190	5,618
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2049	9,990	7,422
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	1,000	907
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	10,000	9,074
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	8,330	7,533
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2049	11,245	11,855
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	3,000	2,209
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2050	485	502
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2050	9,050	9,584
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2051	5,540	4,034
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2051	8,465	8,734
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2052	10,495	8,504
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2052	12,290	12,889
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	4,980	5,335
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2054	12,380	11,207
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2054	12,500	12,874
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	10,140	10,436
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	7,550	7,780
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2026	590	591
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2026	1,075	1,076
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2026	2,490	2,492
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2026	170	170
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2026	1,510	1,515
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2026	5	5
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	1,910	1,960
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	345	354
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2027	600	617
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2027	185	190
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	3,315	3,497
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	35	37
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	15	16
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	4,880	5,271
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	3,255	3,506
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	1,375	1,394
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	9,275	9,405
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	310	314
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/2027	2,855	2,932
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/2027	1,165	1,197
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	8/15/2027	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	8/15/2027	20	20
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	1,315	1,368
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	10,800	11,231
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2030	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/25/2030	10	11
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	5	5
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	2,450	2,495
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	1,100	1,119
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	1,705	1,779
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	5,700	6,117
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	10,090	10,536
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	5,370	6,038
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2031	1,500	1,505
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	110	117
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	2,455	2,814
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2032	70	81
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2032	1,500	1,503
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	240	254
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	125	130
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	8,060	9,502
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2034	90	105
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	4,735	5,386
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	6,885	7,759
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	5,795	6,858
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	5,090	5,688
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	7,500	8,787
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	2,290	2,544

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	1,950	2,152
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2039	3,000	3,367
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2041	3,080	3,403
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/2044	3,000	3,145
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	1,020	1,039
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	2,885	2,938
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	90	92
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	100	102
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	115	120
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	705	738
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	25	25
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	2,300	2,337
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	3,390	3,445
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	1,785	1,813
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	1,730	1,930
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	330	367
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	4,030	4,694
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2034	4,015	4,529
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2034	775	856
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2035	1,835	2,017
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2035	2,255	2,527
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	530	579
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	2,465	2,746
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2037	5,055	5,489
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2037	1,510	1,671
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2042	6,000	6,341
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	4.250%	10/1/2051	4,965	4,712
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2030	2,480	2,658
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2034	1,635	1,725
	New York State Dormitory Authority Intergovernmental Agreement Revenue, Prere.	5.000%	3/15/2033	5	6
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	740	797
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	480	521
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2030	12,330	13,695
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	1,450	1,628
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2033	7,715	8,621
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2034	2,425	2,701
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	3,845	4,256
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2036	2,625	2,888
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	2,425	2,499
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	11,805	12,088
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	1,535	1,563
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	8,330	8,427
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	730	671
	New York State Dormitory Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/2029	685	738
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	65	75
	New York State Dormitory Authority Miscellaneous Revenue	2.250%	7/1/2041	2,365	1,731
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	125	132

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	660	671
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	2,585	2,627
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	330	340
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	960	1,014
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	815	861
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	280	299
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	6,345	7,055
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	2,975	3,024
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	410	422
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	2,045	2,159
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	590	623
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	515	550
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	5,010	5,688
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	1,055	1,112
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	3,610	3,807
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	5,110	5,191
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	1,875	2,000
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	10,930	11,096
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	8,350	8,887
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	1,710	1,800
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	340	349
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	1,355	1,425
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	8,035	9,424
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	7,450	8,738
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	12,065	12,239
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	885	909
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	910	956
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	785	834
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	9,805	10,299
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	6,500	7,718
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	905	918
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	5,980	6,134
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	6,050	6,414
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	1,030	1,080
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	6,930	8,299
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	2,585	2,620
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	55	56
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	8,735	9,155
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	2,270	2,378
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	2,400	2,542
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	2,300	2,765
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	1,000	1,023
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	10,000	10,476
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	2,000	2,094
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	15,970	16,902
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,107
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	1,710	1,788
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,425	6,298
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,843
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	2,195	2,313
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	4,500	4,696
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	6,075	7,005
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	4,585	5,264
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	2,800	2,854
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	5,560	5,843
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	1,455	1,672
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	600	624
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	6,400	6,651
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	4,600	5,199
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	8,975	9,119
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	16,135	16,714
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	940	953
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	5,055	5,221
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	5,900	6,137
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	9,510	9,822
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2044	3,840	3,697
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	300	309
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	15,000	15,189
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	1,090	1,183
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2045	15,000	14,202

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2046	15,965	14,592
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	4,000	4,238
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	4,000	3,681
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	4,980	4,568
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	10,030	10,526
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2048	12,890	11,731
New York State Dormitory Authority Sales Tax Revenue	4.250%	3/15/2048	7,295	7,072
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2048	10,000	10,404
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2048	1,290	1,317
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	11,105	11,547
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2050	9,500	9,835
New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	7,465	7,923
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	12,825	13,238
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	8,645	8,939
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2053	14,290	14,718
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	6,210	6,400
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	26,635	27,466
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2026	315	316
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2026	345	346
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	40	41
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	120	124
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2028	90	95
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2028	65	69
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	2,630	2,675
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	2,070	2,106
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	1,435	1,459
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	410	423
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	590	608
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2028	1,950	2,064
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2028	150	161
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2028	5	5
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2027	185	192
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	495	555
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2031	530	607
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2032	55	64
New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/2033	2,050	2,051
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2035	2,660	2,744
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2038	140	133
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2040	3,500	3,275
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2041	4,305	4,332
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	7,945	8,102
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	1,445	1,474
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/2046	310	296
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2046	595	602
New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/2047	10,000	10,471
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2048	3,015	3,088
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/2049	2,485	2,366
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2051	2,435	2,526
New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/2052	5,475	5,768
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2053	3,550	3,709
New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2053	3,000	3,214
New York State Environmental Facilities Corp. Water Revenue (New York City Municipal Water Finance Authority Project)	5.000%	6/15/2050	5,500	5,848
New York State Thruway Authority Highway Revenue	5.000%	1/1/2027	5,300	5,437
New York State Thruway Authority Highway Revenue	5.000%	1/1/2028	3,250	3,425
New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	6,000	6,483
New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	210	232
New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	480	504
New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	4,535	5,137
New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	1,040	1,090
New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	4,525	4,728
New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	2,750	3,256
New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	7,770	9,208
New York State Thruway Authority Highway Revenue	4.000%	1/1/2036	205	211
New York State Thruway Authority Highway Revenue	5.000%	1/1/2036	3,450	3,725
New York State Thruway Authority Highway Revenue	3.500%	1/1/2037	610	611
New York State Thruway Authority Highway Revenue	4.000%	1/1/2037	140	143
New York State Thruway Authority Highway Revenue	4.000%	1/1/2037	120	123
New York State Thruway Authority Highway Revenue	5.000%	1/1/2037	7,795	9,046
New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	1,900	2,181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	2,900	3,396
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	375	381
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	1,895	1,913
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	100	101
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	4,605	4,621
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	910	914
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2041	1,490	1,492
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	2,015	2,230
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	1,475	1,647
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2043	3,005	3,284
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	4,680	4,337
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	2,035	1,943
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2045	1,450	1,569
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	1,705	1,321
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	1,950	1,953
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	3,930	4,193
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2047	5,810	5,346
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2047	5,895	5,424
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	7,825	5,782
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2048	2,500	2,284
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2049	230	168
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2049	9,765	8,879
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2049	3,000	3,141
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2050	5,000	3,619
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	1,340	1,186
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2051	5,000	3,564
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2051	125	109
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2051	11,720	11,735
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2051	6,705	6,951
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	410	293
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	10,025	8,819
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	12,620	11,277
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2056	790	680
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2056	7,820	8,057
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2056	6,325	6,334
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2056	3,195	3,368
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2029	10,000	10,841
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	10,000	11,086
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	6,155	6,956
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	10,020	11,324
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2032	10,000	11,485
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2033	270	311
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2033	10,000	11,629
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2035	495	564
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2036	930	1,051
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2037	2,285	2,564
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2038	5,010	5,587
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2038	10,000	11,641
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2039	9,850	11,394
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2040	6,430	7,045
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2040	2,900	3,331
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2041	315	341
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2042	475	509
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2043	55	54
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2046	4,820	4,984
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2049	510	471
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2049	10,955	11,419
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2051	10,505	9,673
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2052	175	163
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	5,715	5,787
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	20,000	20,672
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	6,120	6,190
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	5,265	5,429
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2056	8,000	7,341
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2056	15,000	15,456
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2057	14,275	13,082
	New York State Thruway Authority Income Tax Revenue	5.125%	3/15/2057	19,045	19,807
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2059	15,000	15,351
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	7,850	8,872
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	5,930	6,669

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2033	3,045	3,407
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2034	3,185	3,552
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	430	477
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	2,065	2,092
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2041	10,585	10,607
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2042	7,310	7,301
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2044	8,600	8,386
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2046	14,760	13,768
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2048	8,915	6,709
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2049	3,995	2,989
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2050	10,930	8,092
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2051	30	22
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2052	1,000	906
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2055	3,685	3,305
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2056	5,000	4,471
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2058	50	44
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2030	2,090	2,311
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	2,020	2,179
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2038	500	535
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	4.500%	12/1/2050	6,000	5,956
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/2056	19,330	20,990
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2045	5,035	5,215
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/2049	2,825	2,553
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2026	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2026	3,255	3,332
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/2028	15	16
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2028	60	63
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2030	380	405
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2030	6,830	7,709
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2030	3,050	3,452
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2031	735	782
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2031	230	257
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2031	6,835	7,868
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2031	1,590	1,663
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2032	2,495	2,650
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2032	625	694
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2032	1,960	2,133
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2032	865	904
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2032	3,000	3,506
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2033	1,730	1,833
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2033	4,860	5,748
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2034	615	678
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2034	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	340	368
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	480	520
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2034	15,590	18,629
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2034	620	646
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2034	140	165
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2035	770	846
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2035	180	190
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2035	515	555
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	1,480	1,589
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2036	3,860	4,615
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2037	3,670	4,286
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2037	5,205	5,326
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2037	5,000	5,344
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2037	5,380	6,293
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2038	6,885	7,077
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2038	4,555	5,276
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2038	1,265	1,290
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2038	3,440	3,664
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2038	7,070	8,296
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2039	365	374
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2039	4,935	5,651
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2039	4,845	4,924
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	1,780	2,041
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2039	7,810	9,066

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	10,625	10,863
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	1,230	1,393
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	3,915	4,353
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	3,210	3,611
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2041	5,930	6,004
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2042	1,885	2,100
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	465	474
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	4,805	5,402
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/2042	675	587
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/2042	350	345
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2043	2,850	3,141
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2044	3,000	3,273
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	6/15/2044	3,360	3,249
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	2,690	2,899
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2045	1,965	1,852
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2046	1,435	1,447
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2047	3,960	4,208
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2047	2,570	2,611
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2048	3,500	3,586
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2049	2,520	2,648
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2050	4,700	4,929
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	45	47
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	12/1/2052	10,020	10,576
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2053	2,735	2,842
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2054	6,645	6,915
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2054	3,070	3,198
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2055	3,700	3,856
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2055	3,465	3,697
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2057	11,150	11,296
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/2057	21,780	22,200
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2061	5,000	4,410
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/2094	200	200
Port Chester-Rye Union Free School District GO	2.000%	6/1/2036	1,735	1,460
Suffolk County Water Authority Water Revenue	3.000%	6/1/2032	2,025	2,026
Suffolk County Water Authority Water Revenue	3.250%	6/1/2042	3,800	3,456
Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	3,190	2,849
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2028	60	65
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2037	210	235
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2038	205	228
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2039	405	448
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/2047	3,110	3,111
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.250%	5/15/2047	12,845	13,537
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/2052	18,015	17,703
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	175	179
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	6,000	6,133
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	2,950	3,098
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	5,015	5,266
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	190	196
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	10,490	11,307
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	930	1,002
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	3,035	3,271
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	855	771
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2029	1,170	1,249
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	2,075	2,292
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	235	260
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	3,000	2,621
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2030	1,500	1,622
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	1,000	1,035
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	1,250	1,410
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	3,935	4,440
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	2,920	2,467
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	2,265	2,279
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	310	321
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	1,055	1,090
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	1,470	1,518
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2034	310	310
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2034	1,895	1,955
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2035	1,060	1,060
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	2,540	2,616
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	145	167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	1,000	1,058
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	430	490
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	9,875	10,150
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	11,475	11,774
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2040	5,020	5,042
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	5,790	5,809
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2042	5	5
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	4,355	4,445
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2043	5,450	5,326
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	5,040	5,188
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	6,490	6,658
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2045	3,150	2,445
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	280	281
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	1,770	1,807
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2047	10,000	7,526
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2047	25,055	22,954
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2047	5,000	5,061
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2048	9,045	6,692
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	4,475	4,681
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2049	2,500	2,547
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2049	4,320	4,443
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2050	815	815
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2050	7,420	7,888
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2051	13,910	14,189
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2052	11,015	9,918
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2053	5,365	5,651
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	2,025	1,813
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2054	7,765	7,966
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2055	4,950	5,235
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	13,615	12,083
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2056	5,325	5,415
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	6,750	7,159
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2026	2,635	2,649
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2026	5,500	5,545
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2027	15	15
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2027	21,050	21,823
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	1,550	1,616
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	2,200	2,312
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	865	902
[9]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	2/1/2028	50,000	52,684
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	2,355	2,507
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	2,000	2,157
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	2,765	2,961
[9]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	2/1/2029	20,000	21,555
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2029	235	257
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2029	2,480	2,742
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	2,810	3,155
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	15,075	17,161
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	8,015	9,065
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2031	60	66
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2031	2,535	2,912
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2032	1,145	1,165
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2032	50	58
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/2033	4,010	3,224
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	6,970	8,195
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	10,000	11,808
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	1,405	1,634
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2035	3,750	4,013
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2035	10,020	11,874
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	13,680	15,992
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	11,060	12,796
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2037	1,290	1,507
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	11,980	13,624
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	8,345	9,569
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2038	3,155	3,653
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2039	1,590	1,823
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2040	4,635	5,068
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2040	3,350	3,795
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2041	385	425
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2042	425	458

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2042	8,460	9,359
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2043	115	113
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	60	64
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	1,280	1,372
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2043	1,645	1,787
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	3,080	3,259
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	70	74
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2044	1,995	2,141
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2045	2,150	2,279
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	11,605	10,840
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	795	743
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2046	5,520	5,795
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	14,620	15,142
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	7,825	8,104
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2047	4,175	4,445
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2048	3,535	3,749
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2049	8,020	8,287
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2050	12,000	12,366
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/2051	11,375	7,145
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	2,460	2,239
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	30,000	30,797
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	2,850	2,932
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	5,015	4,601
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2052	10,130	11,115
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	5,185	5,382
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2054	6,200	6,371
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	28,060	29,387
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2056	18,000	18,175
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.500%	12/1/2056	5,500	5,360
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2057	10,320	10,523
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2057	15,000	15,547
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	20,000	21,249
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	2,315	2,312
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	1,115	1,123
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2048	5,370	4,986
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2049	5,900	6,139
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2052	10,840	9,777
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2054	12,150	12,509
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2057	18,265	16,359
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/2058	2,215	2,028
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2058	3,315	3,438
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	19,015	19,864
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	7,185	7,451
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	12,500	12,935
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.500%	5/15/2063	8,060	7,662
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.500%	5/15/2063	10,000	10,517
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	7,540	6,694
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	17,725	18,455
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	12,500	12,923
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	5,000	5,168
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2028	630	636
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2028	3,075	3,107
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	210	212
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2029	3,070	3,278
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2032	5,515	6,144
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2033	5,000	5,682
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2034	5,000	5,771
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2034	5,000	5,810
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2035	3,000	3,536
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2036	3,000	3,553
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2037	5,000	5,927
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	2,155	2,421
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	3,500	4,131
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	5,000	5,746
					11,267,697
North Carolina (0.8%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/2050	1,000	730
	Cary NC GO	1.625%	9/1/2034	3,000	2,558
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2044	2,000	1,997

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2047	4,725	4,536
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2051	620	586
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2053	5,015	5,271
	Charlotte NC GO	5.000%	7/1/2030	6,370	7,113
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2027	1,060	1,101
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	2/2/2026	1,750	1,750
	Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2032	870	1,001
	Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2033	875	1,020
	Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2034	925	1,073
	Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2035	675	778
	Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2036	800	914
	Durham NC Water & Sewer Utility System Water Revenue	2.250%	8/1/2051	235	146
	Forsyth County NC GO	2.000%	3/1/2041	3,885	2,966
	Greensboro NC Combined Water & Sewer System Water Revenue	2.500%	6/1/2050	12,235	8,237
	Guilford County NC GO	5.000%	3/1/2032	12,905	14,865
	Guilford County NC GO	5.000%	3/1/2033	3,380	3,944
	Guilford County NC GO	5.000%	3/1/2034	2,000	2,365
	Guilford County NC GO	3.000%	3/1/2042	10,000	8,862
	Johnston County NC Water & Sewer System Water Revenue	2.250%	4/1/2051	4,885	3,020
	North Carolina Appropriations Revenue	5.000%	5/1/2026	1,550	1,560
	North Carolina Appropriations Revenue	5.000%	5/1/2027	5,220	5,397
	North Carolina Appropriations Revenue	5.000%	5/1/2027	5,260	5,440
	North Carolina Appropriations Revenue	5.000%	5/1/2028	5,335	5,513
	North Carolina Appropriations Revenue	5.000%	5/1/2028	11,415	12,110
	North Carolina Appropriations Revenue	5.000%	5/1/2029	1,660	1,714
	North Carolina Appropriations Revenue	5.000%	5/1/2030	2,125	2,193
	North Carolina Appropriations Revenue	3.000%	5/1/2031	8,020	8,031
	North Carolina Appropriations Revenue	4.000%	5/1/2033	240	250
	North Carolina Appropriations Revenue	4.000%	3/1/2034	2,000	2,112
	North Carolina Appropriations Revenue	4.000%	5/1/2034	1,180	1,225
	North Carolina Appropriations Revenue	2.000%	3/1/2036	1,000	864
	North Carolina Appropriations Revenue	5.000%	5/1/2036	215	242
	North Carolina Appropriations Revenue	4.000%	5/1/2040	7,000	7,283
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2027	25	26
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2028	10,885	11,548
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2029	905	984
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2030	560	623
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2031	4,050	4,483
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2032	1,395	1,540
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2033	1,570	1,570
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2033	720	792
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2034	1,215	1,213
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2034	285	313
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	10/1/2044	2,000	1,994
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/2044	1,950	1,968
	North Carolina GO	5.000%	6/1/2026	1,330	1,342
[9]	North Carolina GO	5.000%	6/1/2027	11,465	11,863
[9]	North Carolina GO	5.000%	6/1/2028	6,125	6,494
	North Carolina GO	5.000%	6/1/2029	6,245	6,808
[9]	North Carolina GO	5.000%	6/1/2029	10,945	11,890
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2026	3,080	3,087
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2026	10,000	10,022
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2027	1,670	1,720
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2027	1,000	1,030
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2028	5,330	5,628
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	3,570	3,863
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	4,750	5,140
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	7,080	7,642
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2031	8,480	9,136
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2032	7,735	8,317
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2033	4,515	4,842
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2034	2,905	3,109
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2040	4,815	5,468
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2027	355	356
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2028	5,610	5,650
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2029	255	257
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2030	375	378
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2031	190	191
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2040	7,450	4,282
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2041	10,500	5,689

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2042	11,225	5,696
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2043	7,100	3,360
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2044	11,610	5,123
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2045	9,550	3,915
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2049	850	275
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2034	1,450	1,121
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2037	2,000	1,345
[1]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2041	10,000	10,050
[1]	North Carolina Turnpike Authority Highway Revenue	3.000%	1/1/2042	655	549
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2044	1,500	1,534
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/2047	200	200
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2049	6,200	6,254
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2049	9,745	9,876
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/2051	4,850	4,853
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2053	2,975	799
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2054	1,500	1,526
[1]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2055	100	90
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2058	13,075	13,284
	Orange County NC GO	2.950%	2/1/2033	600	601
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/2032	4,715	5,474
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	3/1/2046	170	167
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2034	1,275	1,272
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2051	8,050	5,937
					363,326
North Dakota (0.0%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	7,170	7,172
[1]	University of North Dakota COP	3.000%	6/1/2061	10,135	6,779
					13,951
Ohio (1.7%)
	Akron OH Income Tax Revenue	4.000%	12/1/2030	400	420
	Akron OH Income Tax Revenue	4.000%	12/1/2031	370	387
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/2042	1,665	1,660
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2046	12,505	12,517
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/2033	305	337
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/2035	3,900	4,273
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2036	2,625	2,706
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2038	380	386
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2041	2,675	2,678
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2046	3,070	3,073
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2026	1,900	1,902
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2027	1,965	2,014
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2028	1,900	1,992
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2029	2,015	2,160
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2033	440	478
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2036	2,270	2,327
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2037	2,735	3,089
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	2,030	2,275
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2039	6,415	6,474
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2039	1,005	1,115
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/2046	4,045	3,845
[2]	Bedford City School District GO	5.500%	12/1/2050	6,000	6,340
[2]	Bedford City School District GO	5.500%	12/1/2055	6,000	6,307
[2]	Bedford City School District GO	5.500%	12/1/2058	5,000	5,255
[2]	Berea City School District GO	4.000%	12/1/2053	295	267
[2]	Celina City School District GO	2.625%	12/1/2046	100	71
[4]	Cincinnati City School District GO	5.250%	12/1/2029	80	88
[4]	Cincinnati City School District GO	5.250%	12/1/2030	90	102
[4]	Cincinnati City School District GO	5.250%	12/1/2031	680	786
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2028	7,500	7,854
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2030	7,400	8,077
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2031	7,395	8,245
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2047	12,135	12,667
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2052	8,315	8,591
	Columbus OH GO	5.000%	7/1/2026	6,385	6,458
	Columbus OH GO	5.000%	4/1/2029	340	355
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2050	4,750	4,995
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	3,250	3,402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/2036	470	482
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/2044	550	445
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/2048	3,125	2,337
	EHOVE Joint Vocational School District GO	5.250%	12/1/2061	4,000	4,083
	Fairborn City School District GO	3.000%	12/1/2055	2,500	1,751
	Franklin City School District GO	3.000%	11/1/2050	3,400	2,490
	Franklin City School District GO	3.000%	11/1/2057	6,180	4,289
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2043	10,000	10,280
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2048	3,900	3,969
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2044	2,250	1,761
[6]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/2028	145	134
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/2030	5,355	5,476
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2031	535	541
	JobsOhio Beverage System Economic Development Miscellaneous Revenue	5.000%	1/1/2035	25,870	30,578
	JobsOhio Beverage System Economic Development Miscellaneous Revenue	5.000%	1/1/2036	4,860	5,770
	JobsOhio Beverage System Economic Development Miscellaneous Revenue	5.000%	1/1/2038	4,000	4,660
	JobsOhio Beverage System Economic Development Miscellaneous Revenue	5.000%	1/1/2050	6,445	6,745
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2053	4,950	5,162
	Kings Local School District GO	5.500%	12/1/2062	11,885	12,532
	Miami University OH College & University Revenue	4.000%	9/1/2039	1,235	1,264
	Miami University OH College & University Revenue	5.000%	9/1/2041	4,930	4,968
	Miami University OH College & University Revenue	4.000%	9/1/2045	4,025	3,852
	North Canton City School District GO	3.000%	11/1/2056	2,500	1,753
	North Ridgeville City School District GO	4.500%	12/1/2061	4,130	3,945
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2037	60	61
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2043	12,115	11,976
	Ohio GO	5.000%	8/1/2026	1,480	1,500
	Ohio GO	5.000%	5/1/2027	445	460
	Ohio GO	5.000%	8/1/2027	9,760	10,162
	Ohio GO	5.000%	9/15/2027	465	486
	Ohio GO	5.000%	5/1/2028	1,165	1,236
	Ohio GO	5.000%	11/1/2028	6,500	6,982
	Ohio GO	5.000%	6/15/2029	6,000	6,536
	Ohio GO	5.000%	9/15/2029	250	274
	Ohio GO	5.000%	9/15/2030	5,000	5,597
	Ohio GO	5.000%	11/1/2030	5,870	6,588
	Ohio GO	5.000%	3/15/2032	4,000	4,599
[9]	Ohio GO	5.000%	5/1/2041	3,465	3,957
	Ohio GO	5.000%	5/1/2045	5,000	5,355
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2026	3,360	3,439
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2028	4,100	4,141
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2029	15,265	15,415
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/2040	2,385	2,410
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/2044	5,325	4,888
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2048	7,000	7,267
	Ohio Higher Educational Facility Commission College & University Revenue	5.250%	10/1/2053	6,610	6,917
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2052	2,040	1,586
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2049	3,800	3,723
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2054	4,250	4,091
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	3.150%	2/2/2026	24,425	24,425
	Ohio State University College & University Revenue	5.000%	12/1/2034	425	491
	Ohio State University College & University Revenue	5.000%	12/1/2035	510	584
	Ohio State University College & University Revenue	2.500%	12/1/2051	1,000	652
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program II)	5.000%	6/1/2035	32,680	38,784
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2029	1,500	1,617
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2029	580	611
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2030	4,020	4,232
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2031	565	595
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2032	11,655	11,983
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2032	1,115	1,172
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/2034	10,625	12,185
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2036	635	465
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	1,375	959
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2038	1,645	1,092
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2040	345	207
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2042	615	327
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	680	340
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2046	425	395
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2046	11,550	12,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2051	16,000	16,504
	Ohio University College & University Revenue	5.000%	12/1/2044	3,710	3,765
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/2028	885	904
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/2028	2,310	2,441
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/2044	4,675	4,867
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2036	8,300	8,957
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2038	8,660	9,266
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2044	625	651
	Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Revenue	5.000%	12/1/2030	4,435	4,992
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2026	1,850	1,867
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2026	8,770	8,971
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2027	1,290	1,337
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2027	1,405	1,475
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2028	195	202
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2029	8,000	8,820
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2030	10,000	11,256
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2031	13,830	15,854
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2033	29,545	34,696
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2033	2,990	3,526
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2034	16,080	19,188
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2035	520	569
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2035	27,135	32,449
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2036	5,060	5,922
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2037	2,180	2,361
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2038	9,360	10,095
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2039	2,000	2,147
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2039	2,795	3,131
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2044	1,045	1,135
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2029	1,200	1,300
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2031	2,205	2,505
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2032	1,220	1,378
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2033	1,400	1,579
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2033	7,835	9,201
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	7,500	8,263
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	8,015	8,733
	Perry Local School District Stark County GO	3.000%	11/1/2055	4,050	2,854
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2053	1,750	1,788
[5,8]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.300%	2/2/2026	36,000	36,000
	Shaker Heights City School District GO	5.250%	12/15/2059	2,020	2,137
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.250%	7/1/2055	2,000	2,057
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.500%	7/1/2060	495	516
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2065	2,250	2,243
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2049	3,000	2,209
	University of Cincinnati College & University Revenue	5.000%	6/1/2044	4,645	4,744
	Upper Arlington City School District GO, Prere.	5.000%	12/1/2027	600	630
[2]	Warrensville Heights City School District GO	5.000%	12/1/2044	515	515
	Wickliffe City School District GO	3.125%	12/1/2043	775	639
	Wickliffe City School District GO	3.250%	12/1/2056	1,300	933
	Willoughby-Eastlake City School District GO	4.000%	12/1/2050	1,000	873
					796,461
Oklahoma (0.6%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/2028	990	1,004
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/2027	5,500	5,608
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/2031	10	11
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.125%	9/1/2048	585	554
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2027	1,850	1,887
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2028	1,920	1,959
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2029	1,040	1,061
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2030	7,095	7,239
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2031	1,000	1,020
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2032	2,700	2,753
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	2,235	2,435
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	6,995	7,695

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2042	1,815	1,961
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2042	4,025	4,383
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/2034	745	748
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2050	5,000	5,351
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2055	5,365	5,688
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/2038	1,395	1,409
	Oklahoma Capitol Improvement Authority Lease Revenue, Prere.	4.000%	7/1/2028	20	21
	Oklahoma City Water Utilities Trust Water Revenue	5.250%	7/1/2064	10,000	10,534
	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Choctaw-Nicoma Park Public Schools Project)	5.000%	9/1/2036	3,330	3,697
	Oklahoma County Independent School District No. 89 Oklahoma City GO	1.250%	7/1/2026	4,585	4,564
	Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/2026	1,500	1,504
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2028	10	10
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2028	1,775	1,872
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2029	5,800	6,257
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2031	5,775	6,479
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2032	5,155	5,872
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2033	6,000	6,911
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.250%	1/1/2056	6,000	6,351
	Oklahoma State University College & University Revenue	4.000%	9/1/2036	375	387
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2027	390	400
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2028	1,025	1,076
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2030	2,620	2,874
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2037	4,285	4,959
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2042	17,495	17,514
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	3,085	3,415
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2043	30	30
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2043	3,695	4,031
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2047	2,905	2,697
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2047	8,695	8,764
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2048	8,730	8,043
	Oklahoma Turnpike Authority Highway Revenue	4.500%	1/1/2053	2,310	2,334
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2053	22,345	23,709
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2054	21,545	23,277
[1]	Oklahoma Turnpike Authority Highway Revenue	4.250%	1/1/2055	12,215	12,035
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	4.250%	10/1/2050	6,500	6,370
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2055	8,750	9,024
	Oklahoma Water Resources Board Water Revenue	4.125%	10/1/2053	1,000	931
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/2055	1,500	1,558
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.125%	4/1/2053	6,580	6,135
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2032	890	1,009
	University of Oklahoma College & University Revenue	4.000%	7/1/2045	140	133
[1]	University of Oklahoma College & University Revenue	5.000%	7/1/2046	1,815	1,885
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2049	3,090	3,228
[2]	University of Oklahoma College & University Revenue	4.125%	7/1/2054	1,225	1,156
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2054	2,000	2,072
					255,884
Oregon (0.6%)
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/2036	3,750	2,484
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2033	3,825	3,955
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2034	8,015	8,279
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2035	420	284
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2036	935	600
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2037	1,480	1,522
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2039	450	249
	Clackamas County School District No. 12 North Clackamas GO, Prere.	0.000%	6/15/2027	50	28
	Clackamas County Service District No. 1 Sewer Revenue	2.125%	12/1/2030	1,780	1,720
[3]	Crook County OR GO, 5.000% coupon rate effective 6/1/2027	0.000%	12/1/2046	11,410	11,054
	Deschutes Public Library District GO	3.000%	6/1/2040	1,745	1,565
	Deschutes Public Library District GO	3.000%	12/1/2041	330	291
	Hillsboro School District No. 1J GO	5.000%	6/15/2038	530	544
	Lane County School District No. 52 Bethel GO	0.000%	6/15/2051	6,595	1,830
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	0.000%	6/15/2036	2,975	1,895
	Multnomah County OR GO	5.000%	6/15/2027	50	52
	Multnomah County OR GO	5.000%	6/15/2028	190	202
	Multnomah County OR GO	5.000%	6/15/2029	4,625	5,039
	Multnomah County OR School District No. 1J Portland GO	3.500%	6/15/2044	260	227
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2026	1,295	1,308
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2027	725	752

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2028	510	542
	Multnomah County School District No. 40 GO	0.000%	6/15/2051	15,075	4,140
	Multnomah County School District No. 40 GO	5.500%	6/15/2053	3,330	3,580
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2034	3,240	3,773
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2035	1,245	1,439
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2036	2,180	2,497
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2037	1,690	1,922
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2038	1,255	1,419
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2039	1,145	1,287
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2040	1,390	1,554
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2042	3,225	3,537
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2043	3,015	3,267
	Oregon (Article Xi-Q-State Project) GO	5.000%	5/1/2034	6,285	7,446
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2035	2,380	2,570
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2036	4,340	4,670
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2037	9,740	10,436
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2038	385	411
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2040	7,385	7,927
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/2042	9,745	9,787
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2042	475	500
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.250%	11/15/2047	1,435	1,527
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2032	5,000	5,794
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2034	9,900	11,750
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2039	3,630	4,034
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2040	5,435	6,033
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2042	3,730	4,076
	Oregon GO	5.000%	8/1/2029	2,340	2,436
	Oregon GO	5.000%	8/1/2041	7,040	7,100
	Oregon GO	5.000%	5/15/2050	8,225	8,460
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/2051	2,700	2,133
	Oregon State Lottery Revenue	5.000%	4/1/2029	5,950	6,451
	Oregon State Lottery Revenue	5.000%	4/1/2036	2,475	2,539
	Oregon Tri-County Metropolitan Transportation District Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	9,105	9,492
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2044	1,310	1,079
	Portland Community College District GO	5.000%	6/15/2038	15	17
	Portland OR Sewer System Sewer Revenue	2.000%	6/15/2029	1,600	1,555
	Portland OR Water System Water Revenue	5.000%	5/1/2032	1,135	1,240
	Portland OR Water System Water Revenue	2.000%	5/1/2044	790	530
	Portland OR Water System Water Revenue	5.000%	5/1/2044	12,500	13,041
	Portland OR Water System Water Revenue	2.125%	5/1/2045	1,000	662
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2034	5,135	5,426
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2036	95	100
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2037	35	37
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2039	70	73
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2040	5,440	3,000
	Seaside School District No. 10 GO	0.000%	6/15/2037	500	309
	University of Oregon College & University Revenue	3.500%	4/1/2052	5,000	4,029
[2]	University of Oregon College & University Revenue	3.500%	4/1/2052	10,515	8,547
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2044	5,000	5,459
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2045	5,000	5,401
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2035	120	124
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2036	1,000	1,030
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2037	3,000	1,958
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2038	4,650	2,818
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2039	6,000	3,436
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2040	7,695	4,155
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	5,000	2,545
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	2,000	1,021
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2045	1,500	583
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2048	39,245	13,280
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2053	5,000	5,276
	Washington Clackamas & Yamhill Counties School District No. 88J GO	0.000%	6/15/2033	1,435	1,095
	Washington County OR GO, Prere.	3.000%	7/1/2029	1,055	1,055
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/2043	1,000	426
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/2051	15,175	3,900
					281,616
Pennsylvania (3.6%)
[9]	Allegheny County Higher Education Building Authority College & University Revenue	4.500%	3/1/2050	9,950	9,524
[9]	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	3/1/2050	2,000	2,088

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County PA GO	5.000%	11/1/2027	1,360	1,386
	Allegheny County PA GO	5.000%	11/1/2028	3,445	3,507
	Allegheny County PA GO	5.000%	11/1/2029	3,015	3,068
	Allegheny County PA GO	5.000%	11/1/2041	2,085	2,101
	Allegheny County PA GO	5.000%	12/1/2049	5,000	5,157
	Allegheny County PA GO	5.000%	12/1/2054	6,810	6,984
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/2043	1,075	1,103
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2047	6,000	6,504
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2048	1,020	947
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2049	1,000	925
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2052	4,500	4,842
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/2055	1,000	1,052
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/2058	3,150	3,322
[1]	Bucks County Water & Sewer Authority Sewer Revenue	4.000%	12/1/2042	1,000	1,006
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.250%	12/1/2047	1,420	1,500
	Capital Region Water Sewer Revenue	5.000%	7/15/2028	375	388
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2035	300	302
	Commonwealth of Pennsylvania COP	5.000%	7/1/2028	400	420
	Commonwealth of Pennsylvania COP	5.000%	7/1/2043	4,195	4,293
	Commonwealth of Pennsylvania GO	5.000%	7/15/2026	10,000	10,124
	Commonwealth of Pennsylvania GO	5.000%	8/1/2026	10,000	10,137
	Commonwealth of Pennsylvania GO	5.000%	8/15/2026	1,525	1,547
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	11,185	11,375
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	2,655	2,700
	Commonwealth of Pennsylvania GO	5.000%	1/1/2027	3,780	3,875
	Commonwealth of Pennsylvania GO	5.000%	1/15/2027	7,910	8,117
	Commonwealth of Pennsylvania GO	5.000%	3/1/2027	15,940	16,412
	Commonwealth of Pennsylvania GO	5.000%	5/15/2027	1,750	1,812
	Commonwealth of Pennsylvania GO	5.000%	7/15/2027	8,850	9,201
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	8,380	8,731
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	1,060	1,078
	Commonwealth of Pennsylvania GO	5.000%	10/1/2027	805	842
	Commonwealth of Pennsylvania GO	5.000%	1/1/2028	1,165	1,194
	Commonwealth of Pennsylvania GO	5.000%	1/15/2028	5,185	5,317
	Commonwealth of Pennsylvania GO	5.000%	3/1/2028	325	343
	Commonwealth of Pennsylvania GO	5.000%	4/1/2028	15,000	15,860
	Commonwealth of Pennsylvania GO	5.000%	7/15/2028	8,740	9,307
	Commonwealth of Pennsylvania GO	5.000%	8/15/2028	20,575	21,954
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	10,315	11,018
	Commonwealth of Pennsylvania GO	5.000%	9/15/2028	1,240	1,260
	Commonwealth of Pennsylvania GO	5.000%	10/1/2028	2,580	2,761
	Commonwealth of Pennsylvania GO	4.000%	1/1/2029	1,470	1,491
	Commonwealth of Pennsylvania GO	3.200%	3/1/2029	10,000	10,113
	Commonwealth of Pennsylvania GO	5.000%	7/15/2029	4,000	4,363
	Commonwealth of Pennsylvania GO	5.000%	8/15/2029	16,000	17,480
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	1,250	1,367
	Commonwealth of Pennsylvania GO	5.000%	9/15/2029	10,680	10,851
	Commonwealth of Pennsylvania GO	3.350%	3/1/2030	10,000	10,139
	Commonwealth of Pennsylvania GO	5.000%	4/1/2030	15,000	16,603
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	500	557
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	14,000	15,607
	Commonwealth of Pennsylvania GO	5.000%	9/1/2030	17,530	19,559
	Commonwealth of Pennsylvania GO	5.000%	10/1/2030	10,000	11,176
	Commonwealth of Pennsylvania GO	3.000%	1/1/2031	155	155
	Commonwealth of Pennsylvania GO	3.500%	3/1/2031	11,000	11,174
	Commonwealth of Pennsylvania GO	5.000%	4/1/2031	15,000	16,930
	Commonwealth of Pennsylvania GO	5.000%	5/15/2031	120	136
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	7,980	9,061
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	16,015	18,184
	Commonwealth of Pennsylvania GO	4.000%	9/15/2031	5,240	5,285
	Commonwealth of Pennsylvania GO	5.000%	10/1/2031	135	154
	Commonwealth of Pennsylvania GO	4.000%	2/15/2032	2,600	2,819
	Commonwealth of Pennsylvania GO	5.000%	3/1/2032	9,000	9,466
	Commonwealth of Pennsylvania GO	5.000%	4/1/2032	15,000	17,176
	Commonwealth of Pennsylvania GO	4.000%	5/15/2032	1,805	1,928
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	6,245	7,188
	Commonwealth of Pennsylvania GO	4.000%	9/15/2032	2,085	2,102
	Commonwealth of Pennsylvania GO	5.000%	10/1/2032	180	207
	Commonwealth of Pennsylvania GO	4.000%	5/1/2033	1,400	1,472
	Commonwealth of Pennsylvania GO	4.000%	5/15/2033	3,270	3,477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	8/15/2033	2,010	2,340
	Commonwealth of Pennsylvania GO	5.000%	8/15/2033	5,030	5,857
[1]	Commonwealth of Pennsylvania GO	3.000%	9/15/2033	2,400	2,381
	Commonwealth of Pennsylvania GO	5.000%	10/1/2033	4,995	5,760
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2034	8,000	8,212
	Commonwealth of Pennsylvania GO	5.000%	8/15/2034	1,325	1,561
	Commonwealth of Pennsylvania GO	4.000%	9/15/2034	865	871
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/2035	275	271
	Commonwealth of Pennsylvania GO	4.000%	3/1/2035	19,500	19,964
	Commonwealth of Pennsylvania GO	3.000%	5/1/2035	2,520	2,509
	Commonwealth of Pennsylvania GO	3.000%	5/15/2035	1,130	1,124
	Commonwealth of Pennsylvania GO	5.000%	8/15/2035	9,970	11,666
	Commonwealth of Pennsylvania GO	3.000%	9/15/2035	3,870	3,758
[1]	Commonwealth of Pennsylvania GO	3.125%	2/1/2036	395	388
	Commonwealth of Pennsylvania GO	4.000%	3/1/2036	6,470	6,605
	Commonwealth of Pennsylvania GO	5.000%	4/1/2036	10,000	11,892
	Commonwealth of Pennsylvania GO	3.000%	5/15/2036	7,465	7,332
	Commonwealth of Pennsylvania GO	5.000%	9/1/2036	285	326
	Commonwealth of Pennsylvania GO	3.000%	9/15/2036	2,350	2,251
	Commonwealth of Pennsylvania GO	5.000%	10/1/2036	4,670	5,240
	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	155	158
	Commonwealth of Pennsylvania GO	5.000%	4/1/2037	14,135	16,641
	Commonwealth of Pennsylvania GO	3.000%	5/1/2037	3,240	3,134
	Commonwealth of Pennsylvania GO	4.000%	10/1/2037	5,000	5,197
	Commonwealth of Pennsylvania GO	4.000%	3/1/2038	5,200	5,282
	Commonwealth of Pennsylvania GO	5.000%	4/1/2038	15,000	17,493
	Commonwealth of Pennsylvania GO	3.000%	5/1/2038	3,500	3,337
	Commonwealth of Pennsylvania GO	5.000%	10/1/2038	35	39
[1]	Commonwealth of Pennsylvania GO	3.750%	3/1/2039	3,525	3,541
	Commonwealth of Pennsylvania GO	2.000%	5/1/2039	200	159
	Commonwealth of Pennsylvania GO	5.000%	4/1/2040	20,000	22,884
	Commonwealth of Pennsylvania GO	2.125%	5/1/2040	2,280	1,777
	Commonwealth of Pennsylvania GO	2.000%	5/15/2040	3,060	2,324
	Commonwealth of Pennsylvania GO	4.000%	9/1/2040	1,215	1,233
	Commonwealth of Pennsylvania GO	5.000%	10/1/2040	12,390	13,520
	Commonwealth of Pennsylvania GO	2.000%	5/15/2041	5,000	3,667
	Commonwealth of Pennsylvania GO	5.000%	4/1/2042	3,915	4,386
	Commonwealth of Pennsylvania GO	4.000%	8/15/2042	15,145	15,215
	Commonwealth of Pennsylvania GO	5.000%	10/1/2042	3,015	3,238
	Commonwealth of Pennsylvania GO	4.000%	8/15/2043	14,900	14,770
	Commonwealth of Pennsylvania GO	4.000%	8/15/2044	5,420	5,285
	Council Rock School District GO	2.100%	8/15/2043	1,000	689
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/2046	5,000	5,014
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2042	1,785	1,820
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2047	7,115	7,177
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2039	450	473
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2035	2,815	3,325
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2036	3,505	4,100
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2038	3,750	4,302
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2039	3,750	4,276
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2040	3,885	4,389
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/2032	5,820	6,862
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2033	4,230	4,511
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2034	4,800	5,134
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2035	4,275	4,559
[6]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/2028	10,210	10,933
	Easttown Municipal Authority Sewer Revenue	2.500%	9/1/2034	1,010	945
	Haverford Township PA GO	4.000%	6/1/2030	445	451
	Montgomery County Higher Education & Health Authority College & University Revenue (Ursinus College Project)	5.250%	11/1/2042	400	393
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	3,000	3,053
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2048	1,700	1,708
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2049	1,000	862
[1]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.125%	5/1/2053	3,000	2,175
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2031	175	188
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2032	60	64
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2033	225	240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/2034	1,030	1,067
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2034	12,435	14,663
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/2047	3,020	3,055
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2035	4,445	5,256
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	10/1/2038	60	60
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2041	1,525	1,528
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/2043	7,670	7,611
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	550	421
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/2046	250	253
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2048	18,000	18,250
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.250%	2/15/2055	6,000	5,769
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2055	3,000	3,131
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	3.000%	6/15/2045	80	68
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	200	178
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.150%	2/2/2026	40,000	40,000
	Pennsylvania State University College & University Revenue	5.000%	9/1/2042	1,975	2,012
	Pennsylvania State University College & University Revenue	5.000%	9/1/2045	5,475	5,648
	Pennsylvania State University College & University Revenue	5.000%	9/1/2047	4,475	4,519
	Pennsylvania State University College & University Revenue	5.250%	9/1/2048	4,545	4,829
	Pennsylvania State University College & University Revenue	5.000%	9/1/2049	3,045	3,194
	Pennsylvania State University College & University Revenue	5.250%	9/1/2050	6,250	6,702
	Pennsylvania State University College & University Revenue	5.250%	9/1/2052	1,390	1,457
	Pennsylvania State University College & University Revenue	5.250%	9/1/2054	2,500	2,644
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	9,000	9,768
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	320	323
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2026	125	128
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2026	940	962
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	2,210	2,228
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	10,440	10,531
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	1,005	1,041
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	330	342
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	480	484
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/2030	4,250	4,521
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	1,740	1,817
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	2,110	2,154
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	75	87
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	40	46
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2033	1,435	1,440
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	180	187
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	2,220	2,569
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2034	5,000	5,017
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2034	15	15
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2034	5,325	6,213
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2034	530	534
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	1,200	1,382
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2035	21,530	25,202
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	1,330	1,518
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,260	6,143
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2036	5,395	6,255
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	290	300
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	5,715	6,608
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2037	2,345	2,372
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	655	659
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	695	719
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2038	1,025	1,031
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	5,450	5,811
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	6,130	7,013
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	4,150	4,757
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2039	8,675	8,720
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	6,505	7,395
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	4,205	4,760
	Pennsylvania Turnpike Commission Highway Revenue	3.375%	12/1/2041	855	810
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	1,605	1,602
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	2,010	2,021
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2042	12,445	12,644
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	3,040	2,574
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,980	3,050
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	4,000	4,385
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	5,435	5,288
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	17,695	18,339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2044	4,620	4,404
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	8,500	8,798
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	1,880	2,035
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	2,435	2,251
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	2,165	2,001
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	2,275	2,371
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/2047	7,675	7,781
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	10,705	10,839
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	2,065	2,138
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	3,000	3,143
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2048	1,540	1,570
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	5,570	5,050
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	10,000	9,254
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2049	6,640	6,776
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2049	6,915	7,174
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	7,500	6,763
	Pennsylvania Turnpike Commission Highway Revenue	4.125%	12/1/2050	10,870	10,106
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2050	3,750	3,979
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	4,275	3,077
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	115	103
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	285	254
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2052	1,375	1,442
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2053	7,110	7,309
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2053	8,090	8,460
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2054	5,310	5,574
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2055	16,000	16,826
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	16,915	19,076
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	4,020	4,136
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2044	11,450	11,880
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2048	8,185	8,345
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2048	18,365	18,652
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	3.000%	12/1/2051	9,465	6,970
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	2,180	1,971
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2053	1,150	1,022
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2053	2,000	2,108
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	6,415	6,517
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2047	12,045	12,160
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2049	2,000	2,102
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2050	6,680	6,845
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2054	2,000	2,094
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	5,010	4,451
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2052	2,165	2,212
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	6,845	7,078
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2042	330	315
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2042	850	858
	Philadelphia PA GO	5.000%	8/1/2026	5,235	5,302
	Philadelphia PA GO	5.000%	8/1/2026	1,000	1,013
	Philadelphia PA GO	5.000%	8/1/2029	10,000	10,866
	Philadelphia PA GO	5.000%	8/1/2030	2,755	3,053
	Philadelphia PA GO	5.000%	8/1/2031	3,315	3,747
	Philadelphia PA GO	5.000%	8/1/2032	1,205	1,378
	Philadelphia PA GO	5.000%	8/1/2033	3,835	4,446
	Philadelphia PA GO	5.000%	8/1/2034	3,500	4,101
	Philadelphia PA GO	5.000%	2/1/2039	3,125	3,311
	Philadelphia PA GO	5.000%	8/1/2041	1,000	1,121
	Philadelphia PA GO	5.000%	8/1/2042	5,000	5,538
	Philadelphia PA GO	5.250%	8/1/2043	2,250	2,505
	Philadelphia PA GO	5.250%	8/1/2045	2,500	2,723
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2028	740	790
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2029	3,000	3,276
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2030	6,110	6,797
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2034	3,435	4,025
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2039	6,060	6,861
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2042	150	153
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2044	25	26
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2047	18,000	18,207
[1]	Philadelphia PA Water & Wastewater Water Revenue	4.500%	9/1/2048	10,825	10,905
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2048	1,105	1,124
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/2049	10,000	10,638
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2049	1,395	1,423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2052	5,000	5,300
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2052	3,700	3,734
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/2053	3,250	3,466
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2053	6,310	6,401
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/2054	10,000	10,560
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2054	4,785	4,863
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2026	180	183
[4]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	15	14
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2044	6,780	7,015
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.250%	9/1/2053	5,400	5,150
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2055	1,000	1,030
[1]	Robinson Township Municipal Authority Water Revenue	2.050%	5/15/2042	1,000	681
	School District of Philadelphia GO	5.000%	9/1/2026	3,025	3,071
[4]	School District of Philadelphia GO	5.000%	6/1/2027	375	388
	School District of Philadelphia GO	5.000%	9/1/2027	2,250	2,283
	School District of Philadelphia GO	5.000%	9/1/2028	140	142
	School District of Philadelphia GO	5.000%	9/1/2030	5,640	5,718
[1]	School District of Philadelphia GO	4.000%	9/1/2043	4,690	4,594
[1]	School District of Philadelphia GO	3.000%	9/1/2044	370	299
	School District of Philadelphia GO	5.000%	9/1/2044	8,940	9,241
	School District of Philadelphia GO	4.000%	9/1/2046	4,495	4,108
	School District of Philadelphia GO	5.500%	9/1/2048	4,220	4,459
	South Fayette Township PA GO	2.500%	12/1/2048	1,025	688
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2047	9,420	9,877
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2052	9,880	10,259
[1]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/2028	6,635	7,071
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2027	4,000	4,144
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2029	850	864
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2030	8,005	8,145
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2031	720	732
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2033	8,465	8,601
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue (School District Philadelphia Project)	5.000%	6/1/2029	3,080	3,312
	Swarthmore Borough Authority College & University Revenue PUT	5.000%	9/13/2035	6,000	7,023
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/2026	6,940	6,944
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	4/15/2032	17,280	19,801
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Project)	5.000%	2/15/2034	2,300	2,707
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Project)	5.000%	2/15/2036	9,000	10,718
[2]	Wilkes-Barre PA Area School District GO	4.000%	4/15/2054	3,670	3,334
					1,645,434
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2026	1,240	1,251
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2027	1,005	1,014
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2028	2,960	2,986
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2029	2,430	2,452
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2030	2,945	2,971
	Rhode Island GO	4.125%	8/1/2042	10,000	10,083
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/1/2029	790	821
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/1/2047	9,870	9,051
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2050	2,500	2,552
					33,181
South Carolina (0.7%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2049	2,500	2,595
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/2054	5,105	5,358
	Charleston County SC GO	2.000%	11/1/2039	1,790	1,424
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2026	8,000	8,174
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2028	1,105	1,186
	Clemson University College & University Revenue	5.000%	5/1/2055	5,000	5,211
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2041	3,700	3,710
	Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/2029	2,315	2,500
	Florence SC Combined Waterworks & Sewerage System Water Revenue	4.000%	9/1/2055	7,500	6,870
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2027	7,030	7,380
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2028	2,765	2,974
	Horry County SC School District GO	5.000%	3/1/2026	2,500	2,506
	Horry County SC School District GO	5.000%	3/1/2029	10,100	10,935
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/2044	1,505	1,504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2034	1,420	1,446
	South Carolina Association of Governmental Organizations COP	5.000%	3/2/2026	51,065	51,173
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2036	3,110	3,191
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2039	3,335	3,716
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	1,320	1,324
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/2041	200	170
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2041	4,500	4,513
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	5,280	5,227
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	6,465	6,400
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2042	1,100	1,203
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2043	10,010	9,692
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	3,450	3,705
	South Carolina Public Service Authority Electric Power & Light Revenue	4.125%	12/1/2044	3,460	3,333
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2045	2,535	2,684
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2046	1,250	1,299
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2047	2,620	2,375
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2047	8,795	7,995
	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/2047	6,000	6,488
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2049	2,500	2,569
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2051	1,255	1,117
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2051	2,310	2,332
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	16,635	14,784
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/2052	7,200	7,712
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2054	1,325	1,366
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	6,000	6,215
	South Carolina Public Service Authority Electric Power & Light Revenue	5.500%	12/1/2054	7,800	8,283
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2055	11,255	9,839
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/2045	170	158
[1]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2027	1,670	1,684
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2028	410	413
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2029	3,430	3,459
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	1,160	1,169
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	310	312
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	675	688
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	11,385	11,470
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	260	265
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2034	1,670	1,682
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2034	370	377
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2035	1,115	1,123
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2035	1,515	1,541
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	855	860
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	100	102
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	1,485	1,494
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	735	746
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2041	1,660	1,678
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2046	30	30
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2050	1,890	1,890
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/2055	4,340	4,341
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/2056	880	764
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2056	6,925	6,930
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	1,160	1,242
[1]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2050	1,250	1,298
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/2050	2,500	2,614
[1]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	2,100	2,167
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	10,000	10,158
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2026	240	244
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2027	180	188
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2028	16,920	18,107
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	4.000%	10/1/2032	7,000	7,604
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2032	170	180
[1]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2037	1,190	1,228
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2038	5	5
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2040	10,105	10,375
	Spartanburg County School District No. 7 GO	5.000%	3/1/2048	4,445	4,535
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/2046	35	37
	University of South Carolina College & University Revenue (Campus Village Project)	4.000%	5/1/2051	1,170	1,066
					336,702
South Dakota (0.0%)
	Rapid City SD Sales Tax Revenue, Prere.	4.000%	12/1/2026	2,400	2,432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Dakota Conservancy District Water Revenue (State Revolving Fund Program)	5.000%	8/1/2054	2,000	2,084
	South Dakota Conservancy District Water Revenue (State Revolving Fund Program)	5.000%	8/1/2055	6,350	6,634
					11,150
Tennessee (0.6%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/2045	155	162
	Clarksville TN Water Sewer & Gas Water Revenue	4.000%	2/1/2051	5,475	5,011
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/2049	1,435	1,482
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2054	1,250	1,314
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.125%	7/1/2059	1,000	1,016
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2059	1,750	1,831
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.000%	7/1/2064	4,000	4,010
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/2064	2,000	2,040
	Memphis TN GO	5.000%	4/1/2026	7,675	7,706
	Memphis TN GO	4.000%	6/1/2032	1,390	1,394
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	4.000%	12/1/2050	13,720	12,470
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2050	1,500	1,566
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2054	1,500	1,562
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2055	5,645	5,859
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2045	5,255	5,448
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2034	6,180	7,316
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/2048	315	325
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2049	1,255	1,320
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/2053	2,430	2,485
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.250%	10/1/2058	10	9
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/2053	1,560	1,633
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/2056	6,460	6,749
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	4,975	5,170
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	25	25
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2049	3,025	3,083
[9]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2051	7,000	7,277
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2052	2,090	2,137
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2054	3,745	3,410
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2054	4,135	4,176
[9]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2056	7,000	7,367
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2042	145	147
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2046	9,255	9,610
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.250%	5/15/2049	3,360	3,574
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2026	305	308
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	1,765	1,784
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2027	1,275	1,324
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	345	359
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	505	516
	Nashville & Davidson County TN Metropolitan Government GO	2.500%	1/1/2029	80	80
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2029	260	266
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2029	145	154
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2030	90	99
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2030	2,020	2,145
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2031	240	258
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2031	13,940	15,675
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2032	1,815	1,928
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2032	415	475
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/2033	2,230	2,234
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2033	15,000	17,410
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2033	3,730	3,793
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2033	3,320	3,423
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/2034	185	184
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2034	15,000	17,640
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2034	1,390	1,411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2034	15	15
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/2035	50	50
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2035	60	61
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2036	2,425	2,468
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2038	8,000	8,354
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2040	1,985	2,233
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2041	1,755	1,958
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2042	80	81
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2043	3,745	3,757
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2044	12,105	12,048
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	4.000%	7/1/2046	3,535	3,336
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2050	5,000	5,198
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.250%	7/1/2055	7,300	7,718
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2033	1,000	756
	Tennessee GO	5.000%	5/1/2031	1,050	1,192
	Tennessee GO	5.000%	5/1/2034	1,000	1,164
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/2047	15,000	15,202
					255,741
Texas (12.7%)
	Alamo Community College District GO	5.000%	2/15/2026	85	85
	Alamo Community College District GO	5.000%	2/15/2027	7,030	7,228
	Alamo Community College District GO	5.000%	2/15/2028	865	911
	Alamo Community College District GO	5.000%	2/15/2030	570	628
[12]	Alamo Heights Independent School District GO	4.000%	2/1/2030	330	335
[12]	Aldine Independent School District GO	5.000%	2/15/2042	415	421
[12]	Aldine Independent School District GO	5.000%	2/15/2043	35	36
[12]	Aldine Independent School District GO	5.000%	2/15/2045	1,650	1,665
[12]	Aldine Independent School District GO	4.000%	2/15/2049	11,755	10,920
[12]	Aldine Independent School District GO	4.000%	2/15/2054	4,200	3,831
[12]	Allen Independent School District GO	5.000%	2/15/2027	7,085	7,288
[12]	Allen Independent School District GO	5.000%	2/15/2041	2,500	2,502
[12]	Alvin TX Independent School District GO	5.000%	2/15/2026	1,220	1,221
[12]	Alvin TX Independent School District GO	5.000%	2/15/2029	750	808
[12]	Alvin TX Independent School District GO	5.000%	2/15/2030	1,040	1,144
[12]	Alvin TX Independent School District GO	5.000%	2/15/2031	1,000	1,122
[12]	Alvin TX Independent School District GO	5.000%	2/15/2032	1,000	1,140
[12]	Alvin TX Independent School District GO	5.000%	2/15/2033	1,000	1,155
[12]	Alvin TX Independent School District GO	5.250%	2/15/2050	9,905	10,518
[12]	Anna Independent School District GO	5.250%	2/15/2055	10,415	10,991
[12]	Argyle Independent School District GO	2.125%	8/15/2045	2,095	1,381
[12]	Argyle Independent School District GO	4.000%	8/15/2053	1,650	1,491
[12]	Argyle Independent School District GO	5.250%	8/15/2055	3,655	3,904
[12]	Argyle Independent School District GO PUT	4.000%	8/15/2027	7,145	7,295
[12]	Argyle Independent School District GO PUT	4.000%	8/15/2028	11,050	11,461
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	5,055	4,757
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	2/15/2046	6,000	4,619
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2049	6,000	5,454
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	8/15/2049	205	154
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2049	1,515	1,430
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2052	1,000	898
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2052	20	20
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2054	6,265	5,587
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2054	3,500	3,158
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	8/15/2055	1,500	1,433
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2057	3,050	3,084
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	8/15/2060	2,000	1,900
[1]	Arlington TX Special Tax Revenue	4.000%	2/15/2044	195	190
[12]	Aubrey Independent School District GO	4.000%	2/15/2047	13,070	12,336
[12]	Aubrey Independent School District GO	4.000%	2/15/2052	10,000	9,083
	Austin Community College District GO	4.000%	8/1/2040	915	915
	Austin Community College District GO	4.000%	8/1/2045	32,765	31,648
	Austin Community College District GO	5.000%	8/1/2048	2,200	2,286
	Austin Community College District GO	5.250%	8/1/2055	2,500	2,627
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/2033	405	411
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/2042	1,005	1,004
[12]	Austin Independent School District GO	5.000%	8/1/2042	3,020	3,257
[12]	Austin Independent School District GO	5.250%	8/1/2049	3,730	3,956
[12]	Austin Independent School District GO	5.250%	8/1/2050	4,000	4,258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2041	1,105	1,117
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2041	3,500	3,941
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2043	3,000	3,304
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2044	2,065	2,143
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2045	15	16
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2045	5,000	5,368
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2048	15,000	15,657
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2050	13,165	13,531
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2050	5,000	5,235
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2050	5,000	5,257
	Austin TX Electric Utility Electric Power & Light Revenue	5.250%	11/15/2053	3,765	3,973
	Austin TX GO	5.000%	9/1/2026	4,500	4,572
	Austin TX GO	5.000%	9/1/2027	10,325	10,770
	Austin TX GO	5.000%	9/1/2031	2,500	2,848
	Austin TX GO	5.000%	9/1/2034	3,175	3,765
	Austin TX GO	5.000%	9/1/2034	2,500	2,965
	Austin TX GO	5.000%	9/1/2035	2,000	2,385
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2028	510	548
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2041	20	20
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2042	480	491
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2045	85	88
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2050	6,495	6,673
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2053	1,000	1,042
[12]	Azle Independent School District GO	4.000%	2/15/2049	4,430	4,146
[12]	Azle Independent School District GO	4.000%	2/15/2054	8,715	7,936
[12]	Bastrop Independent School District GO	5.000%	2/15/2048	11,030	11,439
[12]	Belton Independent School District GO	4.000%	2/15/2052	1,925	1,762
	Bexar County Hospital District GO	4.250%	2/15/2052	5,000	4,645
	Bexar County TX GO	3.000%	6/15/2041	1,500	1,320
	Bexar County TX GO	4.000%	6/15/2046	2,705	2,595
	Birdville Independent School District GO	4.000%	2/15/2048	10,440	9,574
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	3,440	3,491
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	3,285	3,333
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	1,680	1,705
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	7,835	7,951
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	745	756
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	2,100	2,188
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	365	390
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	7,750	8,476
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	5,015	5,485
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2030	8,025	8,969
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	17,655	20,069
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	3,940	4,479
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	440	500
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	12,505	14,215
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	3,805	4,392
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	300	325
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	5,395	6,222
[9]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	3,750	4,387
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	5,160	5,572
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	3,715	4,255
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	1,505	1,782
[9]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	13,515	15,992
[9]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2035	10,000	11,890
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/2036	100	100
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	3,000	3,525
[9]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	9,710	11,624
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2037	2,470	2,839
[9]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2037	15,000	17,737
[9]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	7,500	8,638
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	2,100	2,342
[9]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	8,025	9,123
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	4,710	5,195
[9]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	8,270	9,310
	Board of Regents of the University of Texas System College & University Revenue	2.375%	8/15/2043	8,500	6,470
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	3,830	4,104
[9]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	6,500	7,231
	Board of Regents of the University of Texas System College & University Revenue	3.375%	8/15/2044	470	414
[9]	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/2044	6,000	5,959
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2044	11,000	11,953

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2045	2,500	2,685
	Board of Regents of the University of Texas System College & University Revenue	2.250%	8/15/2046	1,070	716
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2047	1,250	1,385
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2049	870	959
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/2050	11,610	9,602
	Board of Regents of the University of Texas System College & University Revenue	2.500%	8/15/2051	1,100	714
	Board of Regents of the University of Texas System College & University Revenue	4.125%	8/15/2054	3,000	2,796
[12]	Boerne Independent School District GO, Prere.	4.000%	2/1/2026	1,000	1,000
	Brazoria County TX GO	3.000%	3/1/2039	1,010	931
	Brazoria County TX GO	3.000%	3/1/2040	1,000	893
[12]	Canutillo TX Independent School District GO	5.250%	2/15/2054	1,975	2,084
[12]	Canutillo TX Independent School District GO	5.250%	2/15/2060	12,445	13,132
[12]	Carrollton-Farmers Branch Independent School District GO	2.250%	2/15/2051	5	3
[12]	Carrollton-Farmers Branch Independent School District GO	4.000%	2/15/2053	10,105	9,248
[12]	Celina Independent School District GO	2.250%	2/15/2046	1,025	683
[12]	Celina Independent School District GO	5.250%	2/15/2055	5,000	5,269
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2038	2,630	2,694
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/2041	1,085	967
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	5,000	5,146
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/2046	2,000	1,523
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2046	2,155	2,219
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	16,200	14,524
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2051	3,560	3,154
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/2027	11,485	11,523
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	9,450	9,315
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2028	6,740	6,291
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2029	2,125	1,928
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2031	4,655	5,274
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	4,000	4,610
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	19,495	22,393
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2033	18,090	20,999
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2034	200	234
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2035	7,555	8,800
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	5,000	5,788
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	8,830	10,199
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	9,920	11,386
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	10,845	12,421
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2038	5,080	5,776
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2038	7,670	8,703
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	5,075	5,443
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	6,040	6,801
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/2040	180	158
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	4,480	4,954
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2042	150	164
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	4,830	5,257
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.500%	6/1/2049	24,425	25,890
[12]	Clear Creek Independent School District GO	5.000%	2/15/2034	3,000	3,524
[12]	Clear Creek Independent School District GO	5.000%	2/15/2035	1,965	2,327
[12]	Clear Creek Independent School District GO	5.000%	2/15/2037	7,220	8,130
[12]	Clear Creek Independent School District GO	5.000%	2/15/2038	5,000	5,664
[12]	Cleburne Independent School District GO	5.000%	2/15/2041	1,405	1,406
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	3,000	2,938
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	2,770	2,695
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	6,500	6,260
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2045	3,000	2,814
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2047	2,500	2,312
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2047	8,855	8,223
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.250%	2/15/2049	4,800	4,995
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2049	6,700	6,130
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2049	2,000	1,910
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2050	5,340	4,862
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2050	3,000	3,071
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.250%	8/15/2053	1,500	1,402
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2054	6,280	5,608
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2055	4,000	4,082
	Collin County Community College District GO	5.000%	8/15/2033	1,090	1,179
	Collin County Community College District GO	3.000%	8/15/2040	1,000	891
[12]	Comal Independent School District GO	3.000%	2/15/2038	3,000	2,880
[12]	Comal Independent School District GO	4.000%	2/1/2043	2,175	2,179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Comal Independent School District GO	2.625%	2/1/2047	5,000	3,531
[12]	Comal Independent School District GO	5.000%	2/1/2050	10,500	10,907
[12]	Conroe Independent School District GO	5.000%	2/15/2029	330	357
[12]	Conroe Independent School District GO	5.000%	2/15/2044	1,975	2,142
[12]	Conroe Independent School District GO	5.000%	2/15/2045	9,265	9,935
[12]	Conroe Independent School District GO	2.650%	2/15/2047	1,000	709
[12]	Conroe Independent School District GO	4.000%	2/15/2047	2,915	2,759
[12]	Conroe Independent School District GO	4.000%	2/15/2050	6,540	6,078
[9,12]	Conroe Independent School District GO	4.500%	2/15/2051	8,050	8,059
[12]	Corpus Christi Independent School District GO	4.125%	8/15/2053	4,375	4,050
	Corpus Christi TX Utility System Multiple Utility Revenue	3.000%	7/15/2040	1,370	1,220
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2049	10,075	10,323
[1]	Corpus Christi TX Utility System Water Revenue	5.250%	7/15/2050	6,000	6,341
	Corpus Christi TX Utility System Water Revenue	4.250%	7/15/2054	5,000	4,675
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2055	5,250	5,374
[12]	Crowley Independent School District GO	5.000%	2/1/2048	12,175	12,640
[12]	Crowley Independent School District GO	5.000%	2/1/2049	9,060	9,419
[12]	Crowley Independent School District GO	5.250%	2/1/2050	4,500	4,771
[12]	Crowley Independent School District GO	5.250%	2/1/2053	10,000	10,460
[12]	Crowley Independent School District GO	4.250%	2/1/2054	10,030	9,514
[12]	Crowley Independent School District GO	5.250%	2/1/2056	5,050	5,324
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2026	325	325
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	1,855	1,857
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	3,155	3,243
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	4,235	4,353
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2028	1,245	1,246
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2028	5,000	5,276
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2030	4,850	5,359
[12]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2035	325	323
[12]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2041	25	22
[12]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2043	8,115	8,123
[12]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2044	1,450	1,430
[12]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2048	5,330	5,023
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2028	390	422
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2029	270	297
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2029	3,585	3,978
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2030	480	545
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2031	2,510	2,753
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2033	2,000	2,181
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2034	9,660	10,499
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/2047	5,000	3,764
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2047	20,020	20,782
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2051	5,615	5,072
	Dallas College GO	4.000%	2/15/2028	730	743
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2027	100	103
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	1,405	1,433
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	5,910	6,030
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2027	1,420	1,487
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	830	888
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2029	3,660	4,006
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	25	28
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	10	11
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	460	523
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	25	28
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	1,790	2,063
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	2,640	2,914
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	3,550	3,919
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	155	178
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	190	222
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2034	1,875	1,957
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	1,630	1,692
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	625	649
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2036	60	67
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2037	5,000	5,717
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2039	5	5
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2039	3,000	3,374
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2041	4,320	4,393
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2041	2,500	2,786
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2042	15,150	15,264
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	5,635	5,902

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	5,000	5,441
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	13,505	12,911
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	16,230	15,516
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2048	11,500	12,257
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2049	6,620	6,037
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2050	5,000	5,299
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2056	3,000	3,153
[12]	Dallas Independent School District GO	5.000%	2/15/2029	9,000	9,726
[12]	Dallas Independent School District GO	5.000%	2/15/2030	8,795	9,717
[12]	Dallas Independent School District GO	3.000%	2/15/2035	765	754
[12]	Dallas Independent School District GO	3.000%	2/15/2036	1,275	1,238
[9,12]	Dallas Independent School District GO	5.000%	2/15/2038	2,645	3,039
[12]	Dallas Independent School District GO	3.000%	2/15/2039	5,340	4,966
[12]	Dallas Independent School District GO	2.000%	2/15/2043	1,000	693
[9,12]	Dallas Independent School District GO	5.000%	2/15/2043	7,395	8,079
[9,12]	Dallas Independent School District GO	5.000%	2/15/2045	5,000	5,345
[9,12]	Dallas Independent School District GO	4.250%	2/15/2046	2,500	2,485
[9,12]	Dallas Independent School District GO	4.250%	2/15/2047	2,500	2,465
[12]	Dallas Independent School District GO	5.000%	2/15/2048	400	416
[9,12]	Dallas Independent School District GO	5.000%	2/15/2050	5,000	5,220
[12]	Dallas Independent School District GO	4.000%	2/15/2053	3,500	3,203
[12]	Dallas Independent School District GO	4.000%	2/15/2054	4,585	4,175
[12]	Dallas Independent School District GO	4.000%	2/15/2055	15,000	13,480
[9,12]	Dallas Independent School District GO	5.000%	2/15/2056	5,000	5,161
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2026	3,705	3,708
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2027	3,805	3,899
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2028	2,025	2,123
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2029	1,405	1,505
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2030	1,405	1,533
	Dallas TX GO	5.000%	2/15/2026	3,205	3,208
	Dallas TX GO	5.000%	2/15/2026	11,500	11,511
	Dallas TX GO	5.000%	2/15/2027	7,610	7,824
	Dallas TX GO	5.000%	2/15/2027	10,000	10,281
	Dallas TX GO	5.000%	2/15/2028	4,015	4,230
	Dallas TX GO	5.000%	2/15/2028	10,000	10,535
	Dallas TX GO	5.000%	2/15/2029	2,370	2,558
	Dallas TX GO	5.000%	2/15/2031	10,815	12,150
[1]	Dallas TX GO	3.000%	2/15/2033	695	688
[1]	Dallas TX GO	3.125%	2/15/2035	100	98
[1]	Dallas TX GO	3.250%	2/15/2037	235	229
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2027	4,430	4,439
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2029	2,570	2,612
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2030	1,115	1,133
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2031	1,220	1,240
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2034	295	299
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2035	10,000	10,006
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2040	3,000	3,000
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2041	60	60
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2043	2,905	2,905
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2045	13,865	14,407
	Dallas TX Waterworks & Sewer System Water Revenue	3.000%	10/1/2046	100	78
	Dallas TX Waterworks & Sewer System Water Revenue	4.125%	10/1/2054	6,160	5,684
[12]	Del Valle Independent School District TX GO	4.000%	6/15/2045	550	529
[12]	Del Valle Independent School District TX GO	4.000%	6/15/2047	13,305	12,527
[12]	Denton Independent School District GO	5.000%	8/15/2035	5,705	6,576
[12]	Denton Independent School District GO	5.000%	8/15/2036	1,425	1,630
[12]	Denton Independent School District GO	5.000%	8/15/2037	2,105	2,388
[12]	Denton Independent School District GO	5.000%	8/15/2038	3,320	3,738
[12]	Denton Independent School District GO	5.000%	8/15/2039	2,325	2,602
[12]	Denton Independent School District GO	5.000%	8/15/2040	1,595	1,770
[12]	Denton Independent School District GO	5.000%	8/15/2041	1,385	1,530
[12]	Denton Independent School District GO	5.000%	8/15/2043	830	895
[12]	Denton Independent School District GO	2.000%	8/15/2048	170	101
[12]	Denton Independent School District GO	5.000%	8/15/2048	6,655	6,906
[12]	Denton Independent School District GO	5.000%	8/15/2053	25,875	26,655
[12]	Denton Independent School District GO PUT	4.000%	8/15/2028	4,695	4,870
[12]	Denton Independent School District GO PUT	4.000%	8/15/2030	2,240	2,384
	Denton TX GO	5.000%	2/15/2026	7,355	7,362
	Denton TX GO	5.000%	2/15/2027	8,465	8,700
	Denton TX GO	5.000%	2/15/2028	9,445	9,943

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denton TX GO	2.000%	2/15/2039	1,400	1,106
[12]	DeSoto Independent School District GO	5.000%	8/15/2042	8,555	9,305
[12]	Dickinson Independent School District GO	4.000%	2/15/2041	12,650	12,651
[12]	Dripping TX Springs Independent School District GO	5.000%	2/15/2050	1,000	1,043
[12]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/2050	5,075	4,649
[12]	Eagle Mountain & Saginaw Independent School District GO	2.250%	8/15/2051	5,000	3,015
[12]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/2054	2,500	2,247
[12]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2055	5,000	5,165
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.250%	8/15/2049	3,700	3,901
[1]	East Montgomery County Improvement District Sales Tax Revenue	4.250%	8/15/2054	14,160	13,043
	Ector County TX GO	4.000%	2/15/2047	6,110	5,780
	Ector County TX GO	5.000%	2/15/2050	10,140	10,484
[12]	El Paso Independent School District GO	4.000%	8/15/2043	9,890	9,814
[12]	El Paso Independent School District GO	4.000%	8/15/2045	355	337
[12]	El Paso Independent School District GO	4.000%	8/15/2048	13,165	12,047
[12]	El Paso Independent School District GO, Prere.	4.000%	8/15/2029	5	5
	El Paso TX GO	4.000%	8/15/2041	60	59
	El Paso TX GO	5.000%	8/15/2042	1,235	1,243
	El Paso TX GO	4.000%	8/15/2044	1,485	1,444
	El Paso TX GO	3.000%	8/15/2047	2,990	2,259
	El Paso TX GO	4.000%	8/15/2047	1,270	1,159
	El Paso TX Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/2029	665	675
	El Paso TX Water & Sewer Water Revenue	2.000%	3/1/2039	1,255	990
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2044	14,000	13,650
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2048	5,215	4,807
	El Paso TX Water & Sewer Water Revenue	5.250%	3/1/2049	4,485	4,721
	El Paso TX Water & Sewer Water Revenue	5.250%	3/1/2050	5,000	5,279
[12]	Farmersville Independent School District GO	5.250%	2/15/2055	9,500	10,062
[12]	Forney Independent School District GO	2.000%	2/15/2040	1,835	1,393
[12]	Forney Independent School District GO	4.000%	8/15/2047	10,010	9,335
[12]	Forney Independent School District GO	5.000%	8/15/2048	5	5
[12]	Forney Independent School District GO	2.000%	2/15/2051	10,000	5,658
[12]	Forney Independent School District GO	4.000%	8/15/2052	8,025	7,311
[12]	Forney Independent School District GO	4.000%	8/15/2053	15,300	13,956
[12]	Forney Independent School District GO	5.250%	8/15/2055	2,000	2,119
[2]	Fort Bend County Municipal Utility District No. 134E GO	2.500%	9/1/2040	250	189
	Fort Bend County Texas Public Facility Corp. Lease (Appropriation) Revenue	5.000%	3/1/2053	15,580	16,042
	Fort Bend County TX GO	5.250%	3/1/2053	1,645	1,730
[2]	Fort Bend County TX Toll Road Highway Revenue	3.000%	3/1/2051	3,625	2,601
[1]	Fort Bend County TX Toll Road Highway Revenue	5.250%	3/1/2055	6,400	6,705
	Fort Bend County Water Control & Improvement District No. 2 GO	2.000%	9/1/2036	500	429
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/2046	5,020	3,472
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2051	1,485	1,085
[12]	Fort Bend Independent School District GO	4.250%	8/15/2054	15,000	14,208
[12]	Fort Bend Independent School District GO PUT	0.720%	8/1/2026	7,245	7,148
[12]	Fort Bend Independent School District GO PUT	4.000%	8/1/2027	3,000	3,063
[12]	Fort Bend Independent School District GO PUT	3.800%	8/1/2028	8,930	9,169
[12]	Fort Worth Independent School District GO	4.000%	2/15/2048	1,470	1,368
[12]	Fort Worth Independent School District GO	4.000%	2/15/2049	4,135	3,830
	Fort Worth TX Water & Sewer System Water Revenue	4.250%	2/15/2053	465	440
[12]	Frenship Independent School District GO	3.000%	2/15/2041	1,240	1,120
[12]	Frisco Independent School District GO	5.000%	2/15/2026	11,000	11,011
[12]	Frisco Independent School District GO	5.000%	2/15/2027	4,000	4,115
[12]	Frisco Independent School District GO	5.000%	2/15/2030	3,175	3,500
[12]	Frisco Independent School District GO	5.000%	2/15/2031	4,750	5,330
[12]	Frisco Independent School District GO	5.000%	2/15/2033	4,960	5,719
[12]	Frisco Independent School District GO	5.000%	2/15/2034	5,500	6,400
[12]	Frisco Independent School District GO	5.000%	8/15/2036	2,245	2,381
[12]	Frisco Independent School District GO	3.500%	2/15/2037	5,000	5,051
[12]	Galveston Independent School District GO	4.000%	2/1/2047	1,520	1,435
[12]	Garland Independent School District GO	5.000%	2/15/2026	6,025	6,031
[12]	Garland Independent School District GO	5.000%	2/15/2033	1,025	1,184
[12]	Garland Independent School District GO	5.000%	2/15/2034	4,245	4,879
[12]	Garland Independent School District GO	5.000%	2/15/2035	3,140	3,587
[12]	Garland Independent School District GO	5.000%	2/15/2038	4,835	5,399
[12]	Garland Independent School District GO	5.000%	2/15/2040	3,630	4,003
[12]	Garland Independent School District GO	5.000%	2/15/2041	4,160	4,551
[12]	Garland Independent School District GO	5.000%	2/15/2042	3,585	3,885
[12]	Garland Independent School District GO	5.000%	2/15/2043	3,360	3,604
[12]	Garland Independent School District GO	5.000%	2/15/2048	15,000	15,566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2036	400	423
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/2049	2,440	2,167
[12]	Georgetown Independent School District GO	5.250%	2/15/2055	6,755	7,113
[1]	Georgetown TX Utility System Multiple Utility Revenue	4.250%	8/15/2047	120	115
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2034	3,615	3,803
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2035	2,990	3,139
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2036	85	89
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2037	75	78
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2038	1,050	1,095
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	11,560	11,887
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2045	15,050	14,305
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/2047	1,350	1,418
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2048	25,815	26,235
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/2048	50	52
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2049	15,605	14,286
	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/2050	20	14
[2]	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/2050	1,000	742
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	13,050	13,599
	Grayson County TX Junior College District GO	4.000%	2/15/2049	3,510	3,214
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.250%	10/1/2048	5,020	5,234
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2049	9,720	10,029
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.250%	10/1/2053	2,650	2,470
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.375%	10/1/2054	4,000	3,800
[9,12]	Greenville Independent School District GO	4.500%	2/15/2056	3,500	3,444
[2]	Greenville TX Electric System Electric Power & Light Revenue	2.375%	2/15/2046	400	269
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2054	2,520	2,577
[12]	Greenwood Independent School District GO	5.000%	2/15/2049	2,280	2,352
[12]	Greenwood Independent School District GO	4.000%	2/15/2054	10,000	9,092
[12]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2026	6,435	6,441
[12]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2038	2,000	2,201
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	3.250%	2/2/2026	23,555	23,555
[12]	Hallsville TX Independent School District GO	3.000%	2/15/2038	2,975	2,806
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	6,345	6,975
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2034	750	758
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	8,160	8,710
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.200%	2/2/2026	19,000	19,000
	Harris County Flood Control District GO	4.000%	10/1/2045	5,730	5,547
	Harris County Flood Control District GO	4.250%	10/1/2047	4,635	4,521
	Harris County Flood Control District GO	4.000%	9/15/2048	5,525	5,110
	Harris County TX GO	5.000%	9/15/2026	5,200	5,288
	Harris County TX GO	5.000%	10/1/2026	1,085	1,105
	Harris County TX GO	5.000%	9/15/2027	4,000	4,177
	Harris County TX GO	4.000%	9/15/2049	8,120	7,598
	Harris County TX GO	5.000%	9/15/2054	8,390	8,683
	Harris County TX GO	5.250%	9/15/2055	4,000	4,234
	Harris County TX Highway Revenue	5.000%	8/15/2028	665	674
	Harris County TX Highway Revenue	5.000%	8/15/2030	1,405	1,424
	Harris County TX Highway Revenue	5.000%	8/15/2031	370	375
	Harris County TX Highway Revenue	5.000%	8/15/2032	340	344
	Harris County TX Highway Revenue	5.000%	8/15/2033	2,210	2,237
	Harris County TX Highway Revenue	5.000%	8/15/2036	140	141
	Harris County TX Highway Revenue	5.000%	8/15/2041	10	10
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2029	4,895	5,350
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2030	3,020	3,371
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2031	3,450	3,633
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2033	3,020	3,474
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2037	7,595	8,767
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2038	5,920	6,779
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2043	1,160	1,189
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2045	22,305	21,451
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2049	4,765	4,447
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2049	5,035	5,371
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2050	885	825
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2054	8,745	7,970
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2054	10,425	11,034
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2026	13,160	13,409
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2027	10,230	10,671
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2028	13,490	14,400
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2029	6,340	6,905
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2030	8,755	9,691

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2038	13,005	14,548
[1,4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/2040	3,325	1,465
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	3.125%	11/15/2056	30	21
[12]	Hays Consolidated Independent School District GO	5.000%	2/15/2048	10,930	11,256
[12]	Hays Consolidated Independent School District GO	5.250%	2/15/2050	21,900	23,290
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2052	1,945	439
	Hidalgo County TX GO	4.000%	8/15/2043	4,060	4,041
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/2034	25,130	29,577
[12]	Houston Independent School District GO	5.000%	2/15/2026	7,290	7,297
[12]	Houston Independent School District GO	5.000%	2/15/2026	11,280	11,291
[12]	Houston Independent School District GO	5.000%	2/15/2027	225	225
[12]	Houston Independent School District GO	5.000%	2/15/2028	3,500	3,597
[12]	Houston Independent School District GO	4.000%	2/15/2033	395	399
[12]	Houston Independent School District GO	5.000%	2/15/2034	5,660	6,627
	Houston Independent School District GO PUT	5.000%	7/15/2028	9,560	10,087
[12]	Houston Independent School District GO, Prere.	4.000%	2/15/2027	105	107
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2029	5,380	5,697
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2030	3,470	3,670
[1]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	595	682
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2037	100	104
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2038	5,095	5,297
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2039	100	104
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2030	2,000	2,246
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2032	12,810	14,301
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2033	1,540	1,713
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2033	10,000	11,762
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2034	5,400	6,365
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	4,020	4,658
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2037	4,300	4,311
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2039	1,310	1,311
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2042	1,080	1,106
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2043	355	367
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2044	7,970	7,973
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2045	50	47
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2047	250	188
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2049	11,000	9,880
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2054	5,000	5,265
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/2026	18,015	17,622
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/2027	1,395	1,328
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/2028	1,230	1,140
[1]	Houston TX Combined Utility System Water Revenue, ETM	5.750%	12/1/2032	360	434
	Houston TX GO	5.000%	3/1/2026	2,180	2,185
	Houston TX GO	5.000%	3/1/2026	5,060	5,071
	Houston TX GO	5.000%	3/1/2027	1,820	1,873
	Houston TX GO	5.000%	3/1/2028	475	476
	Houston TX GO	5.000%	3/1/2028	3,250	3,342
	Houston TX GO	5.000%	3/1/2028	1,365	1,438
	Houston TX GO	5.000%	3/1/2029	1,120	1,151
	Houston TX GO	5.000%	3/1/2029	8,745	9,428
	Houston TX GO	5.000%	3/1/2029	1,500	1,617
	Houston TX GO	5.000%	3/1/2030	3,620	3,987
	Houston TX GO	5.000%	3/1/2031	6,215	6,975
	Houston TX GO	5.000%	3/1/2034	360	414
	Houston TX GO	5.000%	3/1/2035	4,600	5,426
	Houston TX GO	5.250%	3/1/2043	1,205	1,311
	Houston TX GO	5.250%	3/1/2049	7,880	8,397
	Houston TX GO	4.125%	3/1/2051	8,200	7,591
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2029	600	601
[6]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2030	55	48
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2031	500	501
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2032	1,030	1,032
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2032	500	501
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2034	500	501
[12]	Humble Independent School District GO	5.000%	2/15/2047	850	883
[12]	Humble Independent School District GO	4.000%	2/15/2054	3,875	3,523
[12]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2040	5,445	5,610
[12]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2042	2,540	2,569
[12]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2044	2,445	2,610
[12]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2050	14,265	13,225
[12]	Hutto Independent School District GO	5.000%	8/1/2048	3,145	3,274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Hutto Independent School District GO	5.000%	8/1/2049	9,915	10,305
[2]	Hutto TX GO	4.250%	8/1/2054	11,140	10,425
[12]	Irving Independent School District GO	5.000%	2/15/2039	700	771
[12]	Irving Independent School District GO	5.000%	2/15/2040	1,610	1,755
[12]	Irving Independent School District GO	5.000%	2/15/2041	1,530	1,659
[12]	Irving Independent School District GO	5.000%	2/15/2043	1,245	1,330
	Irving TX GO	5.000%	9/15/2029	1,525	1,628
[12]	Jarrell Independent School District GO	4.000%	2/15/2054	2,270	2,054
[12]	Jim Ned Consolidated Independent School District GO	2.000%	2/15/2040	1,070	818
[12]	Joshua Independent School District GO	4.000%	8/15/2049	3,000	2,811
[12]	Judson Independent School District GO	4.000%	2/1/2041	1,205	1,203
[12]	Judson Independent School District GO	5.000%	2/1/2049	7,070	7,389
[12]	Judson Independent School District GO	4.000%	2/1/2053	5,170	4,725
[12]	Judson Independent School District GO	5.000%	2/1/2053	2,015	2,097
[12]	Katy Independent School District GO	5.000%	2/15/2026	20,490	20,510
[12]	Katy Independent School District GO	5.000%	2/15/2027	9,625	9,905
[12]	Katy Independent School District GO	5.000%	2/15/2028	8,965	9,460
[12]	Katy Independent School District GO	5.000%	2/15/2048	11,935	12,380
[12]	Katy Independent School District GO	4.000%	2/15/2049	2,215	2,070
[12]	Katy Independent School District GO	3.000%	2/15/2051	50	36
[12]	Katy Independent School District GO	4.000%	2/15/2052	1,005	920
[12]	Katy Independent School District GO	4.000%	2/15/2053	405	370
[12]	Katy Independent School District GO	5.250%	2/15/2054	10,000	10,599
[12]	Katy Independent School District GO	4.750%	2/15/2055	5,000	5,056
[12]	Keller TX Independent School District GO	4.000%	2/15/2047	5,000	4,687
[12]	Killeen Independent School District GO	3.000%	2/15/2044	1,835	1,507
[12]	Klein Independent School District GO	5.000%	8/1/2029	4,045	4,406
[12]	Klein Independent School District GO	5.000%	2/1/2039	2,635	2,768
[12]	Klein Independent School District GO	4.000%	8/1/2040	17,765	17,770
[12]	Krum Independent School District GO	5.000%	8/15/2057	8,350	8,600
	Lamar Consolidated Independent School District GO	4.000%	2/15/2048	8,630	7,978
[12]	Lamar Consolidated Independent School District GO	4.000%	2/15/2048	16,925	15,881
[12]	Lamar Consolidated Independent School District GO	4.000%	2/15/2048	3,575	3,247
[12]	Lamar Consolidated Independent School District GO	5.000%	2/15/2049	5,450	5,644
[12]	Lamar Consolidated Independent School District GO	3.000%	2/15/2051	2,745	2,035
[12]	Lamar Consolidated Independent School District GO	5.000%	2/15/2053	8,475	8,708
[12]	Lamar Consolidated Independent School District GO	3.000%	2/15/2056	40	28
[1]	Lamar Consolidated Independent School District GO	5.500%	2/15/2058	12,500	13,231
[12]	Lamar Consolidated Independent School District GO	5.250%	2/15/2059	7,175	7,496
[12]	Lamar Consolidated Independent School District GO	4.000%	2/15/2062	10,155	8,977
	Laredo TX Waterworks & Sewer System Water Revenue	4.250%	3/1/2052	1,510	1,414
[12]	Leander Independent School District GO	0.000%	8/16/2042	1,655	814
[12]	Leander Independent School District GO	0.000%	8/16/2044	10,000	4,304
[12]	Leander Independent School District GO	5.000%	2/15/2048	3,000	3,115
[12]	Lewisville Independent School District GO	4.000%	8/15/2026	565	566
[12]	Lewisville Independent School District GO	4.000%	8/15/2027	4,340	4,346
[12]	Lewisville Independent School District GO	5.000%	8/15/2029	680	743
[12]	Lewisville Independent School District GO	5.000%	8/15/2043	4,000	4,305
[12]	Liberty Hill Independent School District GO	4.000%	2/1/2046	1,000	957
[12]	Liberty Hill Independent School District GO	4.375%	2/1/2047	5,000	4,996
[12]	Liberty Hill Independent School District GO	5.000%	2/1/2052	620	637
[12]	Liberty Hill Independent School District GO	5.000%	2/1/2054	80	83
[12]	Liberty Hill Independent School District GO	5.000%	2/1/2058	6,505	6,715
[12]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	5,135	5,139
	Lone Star College System GO	5.000%	8/15/2042	1,405	1,423
	Lone Star College System GO	2.375%	2/15/2051	120	76
[12]	Longview Independent School District GO	4.000%	2/15/2049	1,975	1,846
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2029	2,145	2,319
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2040	7,990	8,118
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.250%	5/15/2050	3,500	3,688
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2055	2,400	2,453
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.500%	5/15/2055	2,505	2,692
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	3,000	3,138
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	9,085	10,148
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2027	1,490	1,542
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	3,110	3,443
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	3,100	3,482
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2033	1,560	1,800
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2040	100	100
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2043	4,935	5,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	1,680	1,701
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	1,675	1,726
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2046	2,595	2,672
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2048	155	157
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2048	7,190	7,512
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2048	2,525	2,687
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.875%	5/15/2049	5,070	4,402
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	1,700	1,725
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	4,000	4,105
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2051	4,665	4,731
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2053	7,395	7,692
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2053	13,725	14,481
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2054	13,760	14,285
[12]	Lubbock Independent School District GO	4.500%	2/15/2055	5,000	4,929
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2046	13,145	12,218
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2051	5,010	4,494
[12]	Mabank Independent School District GO	4.000%	8/15/2049	6,250	5,829
[12]	Mansfield Independent School District GO	4.000%	2/15/2049	125	115
[12]	Mansfield Independent School District GO	4.000%	2/15/2049	6,570	6,139
[12]	Mansfield Independent School District GO	4.000%	2/15/2054	5,500	5,000
[12]	Mansfield Independent School District GO	5.250%	2/15/2055	3,095	3,261
[12]	Medina Valley Independent School District GO	4.000%	2/15/2053	4,590	4,174
[12]	Melissa Independent School District GO	4.000%	2/1/2049	15,350	14,263
[12]	Melissa Independent School District GO	4.000%	2/1/2054	3,960	3,589
[12]	Mesquite Independent School District GO	5.000%	8/15/2044	5,000	5,416
[12]	Mesquite Independent School District GO	4.500%	8/15/2049	6,870	6,904
[12]	Mesquite Independent School District GO	5.000%	8/15/2049	5,000	5,233
[12]	Mesquite Independent School District GO	5.250%	8/15/2052	8,000	8,475
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/2027	125	90
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/2027	5	3
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/2027	15	9
[12]	Midland Independent School District GO	4.000%	2/15/2042	2,000	2,012
[12]	Midland Independent School District GO	5.000%	2/15/2047	6,140	6,394
[12]	Midland Independent School District GO	5.000%	2/15/2050	920	931
[12]	Midland Independent School District GO	4.000%	2/15/2054	10,315	9,348
[12]	Midland Independent School District GO, Prere.	5.000%	2/15/2028	130	137
[12]	Midland Independent School District GO, Prere.	5.000%	2/15/2028	555	584
	Midland TX GO	5.000%	3/1/2047	5,500	5,698
[12]	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/2032	1,415	1,416
	Montgomery County TX GO	4.500%	3/1/2050	4,500	4,416
[12]	Montgomery Independent School District GO	4.000%	2/15/2048	2,445	2,298
[12]	Montgomery Independent School District GO	4.000%	2/15/2053	7,325	6,682
[12]	New Braunfels Independent School District GO	4.000%	2/1/2052	13,725	12,605
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/2055	1,000	895
[12]	New Caney Independent School District GO	2.000%	2/15/2040	1,430	1,096
[12]	New Caney Independent School District GO	5.000%	2/15/2048	1,995	2,083
[12]	New Caney Independent School District GO	4.000%	2/15/2049	8,405	7,843
[12]	New Caney Independent School District GO	4.000%	2/15/2054	6,460	5,873
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University Program)	4.000%	4/1/2057	5,050	4,149
[12]	North East TX Independent School District GO	5.250%	2/1/2029	4,310	4,678
[2]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/2026	1,515	1,550
	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2058	5,945	5,031
	North Harris County Regional Water Authority Water Revenue	4.000%	12/15/2041	10,000	10,001
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/2031	360	367
	North Texas Municipal Water District Water Revenue	5.000%	6/1/2053	20,585	21,305
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2027	4,000	4,174
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2028	6,500	6,945
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2029	4,545	4,968
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2030	4,605	5,138
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2031	3,645	4,143
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2032	4,010	4,627
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/2033	2,250	2,244
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2033	15,000	17,499
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2034	3,380	3,983
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2035	4,860	5,724
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2043	7,970	8,703
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2044	4,000	4,316
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2051	4,000	4,146
	North Texas Municipal Water District Water System Water Revenue	5.250%	9/1/2051	6,000	6,353
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2055	7,400	7,606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	4,000	4,096
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	1,520	1,558
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	7,200	7,381
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	14,635	15,355
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	3,325	3,498
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	8,375	9,019
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	2,420	2,655
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	6,260	6,891
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	9,850	11,018
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	3,410	3,830
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	4,815	5,386
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	545	557
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	6,475	7,402
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	12,070	13,726
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	1,340	1,370
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	18,015	20,772
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	50	51
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	5,005	5,837
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	2,595	3,047
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	13,515	15,663
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	4,350	4,374
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	615	627
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	2,600	2,651
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	5,210	5,990
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	1,455	1,482
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	3,000	3,419
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2038	220	221
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	2,415	2,548
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	720	746
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2038	4,430	4,963
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2039	5,030	5,030
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	255	259
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	260	269
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	2,110	2,322
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	3,235	3,703
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/2040	11,370	11,594
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2040	2,760	3,020
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2041	105	104
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	3,770	4,201
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2043	1,800	1,781
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	18,600	19,089
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	9,950	10,065
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2044	3,745	3,662
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2044	1,480	1,628
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	6,490	6,581
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	1,080	1,093
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	13,785	13,863
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/2049	1,205	1,092
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2051	2,930	2,129
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	25,670	14,006
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/2027	1,530	1,566
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/2028	510	535
	North Texas Tollway Authority Highway Revenue, Prere.	6.750%	9/1/2031	2,515	3,064
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	8,180	7,788
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	1,635	1,515
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	2,725	2,455
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2031	6,630	5,798
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2032	180	152
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2033	20,605	16,816
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2034	6,015	4,729
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2035	710	536
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	10,550	7,595
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2037	3,345	2,291
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2038	8,265	5,396
[12]	Northside Independent School District GO	4.125%	8/15/2054	5,330	4,943
[12]	Northside Independent School District GO PUT	3.000%	8/1/2026	3,795	3,802
[12]	Northside Independent School District GO PUT	2.000%	6/1/2027	3,625	3,596
[12]	Northside Independent School District GO PUT	3.550%	6/1/2028	24,775	25,270
[12]	Northwest Independent School District GO	4.000%	2/15/2045	13,375	13,041
[12]	Northwest Independent School District GO	4.000%	2/15/2048	1,785	1,677

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Northwest Independent School District GO	5.000%	2/15/2048	4,895	5,062
[12]	Northwest Independent School District GO	5.000%	2/15/2048	6,110	6,318
[12]	Northwest Independent School District GO	5.000%	2/15/2049	9,505	9,859
[12]	Northwest Independent School District GO	5.000%	2/15/2049	14,295	14,828
[12]	Northwest Independent School District GO	5.000%	2/15/2050	10,000	10,435
[12]	Northwest Independent School District GO	5.000%	2/15/2055	2,800	2,891
[12]	Northwest Independent School District GO	5.250%	2/15/2055	25,000	26,345
[12]	Pasadena Independent School District GO	5.000%	2/15/2038	1,590	1,744
[12]	Pasadena Independent School District GO	5.000%	2/15/2047	325	336
[12]	Pasadena Independent School District GO	4.000%	2/15/2052	10,015	9,125
[12]	Pasadena Independent School District GO	4.250%	2/15/2053	525	496
[12]	Pearland Independent School District GO	5.000%	2/15/2031	5,025	5,652
[12]	Pearland Independent School District GO	5.000%	2/15/2032	5,125	5,859
	Pearland TX GO	5.250%	9/1/2055	2,000	2,091
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2031	1,480	1,679
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2054	6,850	7,165
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2026	5,180	5,244
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2027	6,660	6,919
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2030	1,430	1,606
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2031	1,695	1,925
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	6,570	7,550
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	9,895	11,410
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2033	2,770	3,237
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2033	1,230	1,407
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2034	1,755	1,998
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2034	22,630	26,763
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2035	4,115	4,982
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	1,100	1,263
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	6,360	7,248
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	5,955	6,786
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2039	4,610	5,517
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2040	4,925	5,460
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/2041	3,120	3,120
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/2041	1,025	1,050
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2041	3,815	4,201
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2048	6,750	7,107
	Permanent University Fund - University of Texas System College & University Revenue	4.125%	7/1/2052	3,000	2,835
	Pflugerville Independent School District GO	5.000%	2/15/2039	5,115	5,618
	Pflugerville Independent School District GO	5.000%	2/15/2048	7,285	7,431
	Pflugerville TX GO	1.750%	8/1/2034	800	703
	Pflugerville TX GO	4.125%	8/1/2053	3,505	3,243
	Pflugerville TX GO	5.000%	8/1/2053	375	386
[12]	Plano Independent School District GO	5.000%	2/15/2027	4,000	4,115
[12]	Plano Independent School District GO	5.000%	2/15/2027	8,750	9,001
[12]	Plano Independent School District GO	5.000%	2/15/2028	2,000	2,110
[12]	Plano Independent School District GO	5.000%	2/15/2030	3,360	3,710
	Plano Independent School District GO	5.000%	2/15/2036	1,985	2,239
	Plano Independent School District GO	5.000%	2/15/2038	1,260	1,402
	Plano Independent School District GO	3.625%	2/15/2039	3,000	3,006
	Plano Independent School District GO	3.750%	2/15/2040	3,000	2,991
	Plano Independent School District GO	5.000%	2/15/2041	3,125	3,413
	Plano Independent School District GO	5.000%	2/15/2042	2,205	2,376
	Plano Independent School District GO	5.000%	2/15/2043	4,015	4,309
	Plano TX GO	2.000%	9/1/2038	1,975	1,601
[12]	Port Arthur Independent School District GO	5.000%	2/15/2055	15,325	15,753
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2046	8,045	7,532
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2048	8,060	8,386
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2053	13,465	13,880
[12]	Princeton Independent School District GO	5.250%	2/15/2055	5,000	5,288
[12]	Prosper Independent School District GO	4.000%	2/15/2048	2,615	2,436
[12]	Prosper Independent School District GO	4.000%	2/15/2049	1,645	1,517
[12]	Prosper Independent School District GO	5.000%	2/15/2049	70	71
[12]	Prosper Independent School District GO	2.250%	2/15/2052	6,110	3,652
[12]	Prosper Independent School District GO	4.000%	2/15/2054	6,805	6,147
[12]	Prosper Independent School District GO	5.250%	2/15/2055	5,000	5,277
[12]	Prosper Independent School District GO	5.250%	2/15/2055	7,450	7,880
[12]	Richardson Independent School District GO	5.000%	2/15/2026	19,930	19,949
[12]	Richardson Independent School District GO	5.000%	2/15/2042	7,445	7,451
[12]	Richardson Independent School District GO	4.000%	2/15/2049	3,500	3,271
[12]	Round Rock Independent School District GO	5.000%	8/1/2030	3,785	4,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Round Rock Independent School District GO	3.000%	8/1/2033	490	491
[12]	Round Rock Independent School District GO	4.000%	8/1/2044	9,925	9,777
[12]	Royse City TX Independent School District GO	5.000%	2/15/2053	3,145	3,235
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	4.625%	2/15/2047	4,960	4,975
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.250%	2/15/2052	4,240	4,401
[12]	Salado Independent School District GO	4.250%	2/15/2054	5,000	4,705
[12]	San Angelo Independent School District GO	5.250%	2/15/2050	2,675	2,843
	San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/2054	3,585	2,200
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2034	7,695	8,695
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2035	5,090	5,718
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	4.000%	9/15/2042	12,325	11,973
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2026	11,465	11,465
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	230	242
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2029	500	505
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	13,330	13,499
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	670	678
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	9,000	9,907
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	3,105	3,105
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	5,000	5,612
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	285	285
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	8,010	9,145
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2033	12,000	13,893
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2035	10,000	11,819
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	1,370	1,477
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	5,000	5,938
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2037	2,040	1,959
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2038	24,130	28,107
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	1,850	1,996
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	3,930	4,220
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	2,735	2,923
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	875	975
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	5,000	5,658
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2041	3,125	3,504
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2043	490	545
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	4,250	4,485
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2044	1,110	1,219
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2047	4,060	3,768
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2047	5,380	5,435
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	3,605	3,691
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	1,000	1,022
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	11,000	11,484
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	7,190	7,634
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	7,925	8,414
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	7,500	7,985
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	5,070	5,398
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.500%	2/1/2049	5,000	5,422
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2054	6,000	6,201
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2054	5,075	5,357
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	3,845	3,861
[9]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	11,960	11,967
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	20,025	20,202
[9]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	10,315	10,332
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	19,005	19,211
[9]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	13,180	13,292
	San Antonio TX GO	5.000%	2/1/2026	5,835	5,835
	San Antonio TX GO	3.000%	8/1/2035	240	237
[12]	San Antonio TX Independent School District GO	5.000%	8/15/2026	4,120	4,180
[12]	San Antonio TX Independent School District GO	5.000%	8/15/2027	2,750	2,865
[12]	San Antonio TX Independent School District GO	5.000%	8/15/2048	1,540	1,541
	San Antonio Water System Water Revenue	5.000%	5/15/2033	740	753
	San Antonio Water System Water Revenue	4.000%	5/15/2040	10,000	10,001
	San Antonio Water System Water Revenue	5.250%	5/15/2048	11,215	11,897
	San Antonio Water System Water Revenue	4.000%	5/15/2050	10,700	9,848
	San Antonio Water System Water Revenue	5.250%	5/15/2052	10,000	10,564
	San Jacinto Community College District GO	4.000%	2/15/2041	3,450	3,450
	San Jacinto Community College District GO	4.000%	2/15/2046	10	9
[12]	San Marcos Consolidated Independent School District GO	5.250%	8/15/2047	3,990	4,240
[12]	Sanger Independent School District GO	4.000%	8/15/2047	1,570	1,485
[12]	Sanger Independent School District GO	4.000%	8/15/2052	7,115	6,523
	Seguin TX GO	5.500%	9/1/2049	5,000	5,413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Seguin TX GO	5.500%	9/1/2054	4,000	4,281
	Seguin TX GO	5.250%	9/1/2058	6,055	6,281
	Seguin TX GO	5.500%	9/1/2059	10,545	11,265
[2]	Sheldon Independent School District GO	5.000%	2/15/2029	1,675	1,798
[12]	Sherman TX Independent School District GO	5.000%	2/15/2026	2,300	2,302
[12]	Sherman TX Independent School District GO	5.000%	2/15/2048	3,100	3,215
[12]	Sherman TX Independent School District GO	5.000%	2/15/2053	2,500	2,567
[12]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/2053	1,500	1,366
	Smith County TX GO	5.000%	8/15/2043	65	69
[12]	Socorro Independent School District GO	4.000%	8/15/2044	1,450	1,400
[12]	Socorro Independent School District GO	4.000%	8/15/2045	3,050	2,911
[12]	Southwest Independent School District GO	4.000%	2/1/2053	7,370	6,735
[12]	Spring Branch Independent School District GO	5.000%	2/1/2027	8,350	8,576
[12]	Spring Branch Independent School District GO	5.000%	2/1/2028	5,000	5,271
[12]	Spring Branch Independent School District GO	5.000%	2/1/2029	6,820	7,343
[12]	Spring Branch Independent School District GO	4.500%	2/1/2047	9,740	9,801
[12]	Spring Independent School District GO	5.250%	8/15/2048	10,000	10,704
[12]	Spring Independent School District GO	5.250%	8/15/2049	20,925	22,353
	Spring Independent School District GO	4.000%	8/15/2052	16,355	14,619
[12]	Spring Independent School District GO	5.250%	8/15/2055	10,000	10,610
[12]	Springtown Independent School District GO	5.000%	2/15/2055	7,035	7,301
	Stephen F Austin State University College & University Revenue	4.000%	10/15/2048	15,900	14,191
	Tarrant County College District GO	5.000%	8/15/2040	7,410	8,102
[5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Health Care System Project) VRDO	2.600%	2/2/2026	10,290	10,290
[5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.650%	2/2/2026	31,490	31,490
	Tarrant County TX GO	4.000%	7/15/2047	2,975	2,811
	Temple College GO	3.000%	7/1/2046	1,955	1,506
	Temple TX GO	2.125%	8/1/2039	1,720	1,366
[12]	Terrell TX Independent School District GO	5.250%	8/1/2050	7,000	7,446
[12]	Terrell TX Independent School District GO	5.250%	8/1/2055	6,995	7,403
	Texas A&M University College & University Revenue	5.000%	5/15/2026	3,975	4,006
	Texas A&M University College & University Revenue	5.000%	5/15/2027	1,255	1,299
	Texas A&M University College & University Revenue	5.000%	5/15/2028	1,285	1,329
	Texas A&M University College & University Revenue	3.000%	5/15/2041	325	282
[12]	Texas City TX Independent School District GO	4.000%	8/15/2053	3,710	3,384
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2026	2,170	2,210
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2030	1,055	1,071
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2032	8,005	9,264
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2033	25,040	29,353
	Texas GO	5.000%	10/1/2026	1,045	1,047
	Texas GO	5.000%	10/1/2026	8,970	9,137
	Texas GO	5.000%	10/1/2027	16,000	16,742
	Texas GO	5.000%	10/1/2027	4,500	4,709
	Texas GO	3.200%	10/1/2028	7,450	7,453
	Texas GO	5.000%	10/1/2028	9,915	10,633
	Texas GO	5.000%	10/1/2029	30,000	32,910
	Texas GO	5.000%	10/1/2030	295	308
	Texas GO	5.000%	10/1/2030	190	198
	Texas GO	5.000%	10/1/2030	1,850	2,074
	Texas GO	5.000%	10/1/2031	620	647
	Texas GO	5.000%	10/1/2031	1,315	1,372
	Texas GO	5.000%	10/1/2031	12,600	14,392
	Texas GO	5.000%	10/1/2031	4,750	5,423
	Texas GO	2.250%	8/1/2032	1,000	950
	Texas GO	5.000%	10/1/2032	6,095	6,352
	Texas GO	5.000%	10/1/2032	55	57
	Texas GO	5.000%	10/1/2032	20,000	23,211
	Texas GO	5.000%	10/1/2032	6,750	7,825
	Texas GO	2.250%	8/1/2033	1,000	934
	Texas GO	5.000%	10/1/2033	6,165	6,417
	Texas GO	5.000%	10/1/2033	110	114
	Texas GO	5.000%	10/1/2034	1,540	1,601
	Texas GO	5.000%	10/1/2034	105	109
	Texas GO	5.000%	10/1/2034	6,155	7,317
	Texas GO	2.000%	8/1/2035	2,000	1,740
	Texas GO	5.000%	10/1/2035	4,845	5,796
	Texas GO	2.000%	8/1/2036	3,000	2,540
	Texas GO	5.000%	10/1/2036	17,625	18,248
	Texas GO	5.000%	10/1/2039	28,775	33,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO	5.000%	8/1/2041	3,000	3,005
	Texas GO	5.000%	10/1/2041	15,705	17,701
	Texas GO	5.000%	10/1/2042	12,265	13,687
	Texas GO	5.000%	10/1/2043	22,100	24,390
	Texas GO	5.000%	10/1/2044	11,980	13,072
	Texas GO	5.000%	4/1/2046	235	236
	Texas GO	4.750%	2/1/2056	7,500	7,509
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2035	1,105	1,068
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	2.000%	9/1/2037	2,100	1,737
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2039	3,705	3,345
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2046	3,050	2,351
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	245	264
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2032	465	500
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2033	1,650	1,765
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2035	5,110	5,429
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	405	428
[1]	Texas State Technical College & University Revenue	5.500%	8/1/2042	3,750	4,114
	Texas State University System College & University Revenue	5.000%	3/15/2026	2,000	2,006
	Texas State University System College & University Revenue	5.000%	3/15/2027	2,585	2,662
	Texas State University System College & University Revenue	5.000%	3/15/2028	3,920	4,035
	Texas State University System College & University Revenue	5.000%	3/15/2029	1,565	1,611
	Texas State University System College & University Revenue	5.000%	3/15/2030	7,000	7,716
	Texas State University System College & University Revenue	5.000%	3/15/2031	810	833
	Texas State University System College & University Revenue	5.250%	3/15/2054	5,100	5,383
	Texas Tech University System College & University Revenue	4.250%	2/15/2055	2,500	2,350
	Texas Transportation Commission GO	5.000%	4/1/2028	2,210	2,342
	Texas Transportation Commission GO	5.000%	4/1/2029	2,960	3,214
	Texas Transportation Commission GO	5.000%	4/1/2032	5,565	6,382
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2046	1,000	357
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2047	2,000	674
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2048	1,000	318
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2049	5,750	1,736
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2050	2,085	598
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2051	5,195	1,407
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2052	5,225	1,350
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2053	500	122
	Texas Transportation Commission State Highway 249 System Highway Revenue	5.000%	8/1/2057	2,500	2,520
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2036	4,040	4,724
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2041	5,000	5,577
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2043	5,000	5,454
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2045	5,335	5,684
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2050	24,175	25,155
	Texas Transportation Finance Corp. Highway Revenue	5.250%	10/1/2050	5,000	5,320
	Texas Transportation Finance Corp. Highway Revenue	5.500%	10/1/2055	13,450	14,558
	Texas Water Development Board Water Revenue	5.000%	4/15/2026	1,215	1,222
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	6,615	6,921
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	6,540	6,837
	Texas Water Development Board Water Revenue	5.000%	10/15/2030	5,150	5,159
	Texas Water Development Board Water Revenue	5.000%	4/15/2031	3,770	4,035
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	4,030	4,208
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	785	798
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	1,815	1,816
	Texas Water Development Board Water Revenue	5.000%	10/15/2032	10,285	10,976
	Texas Water Development Board Water Revenue	5.000%	8/1/2033	1,195	1,322
	Texas Water Development Board Water Revenue	3.000%	10/15/2033	450	452
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	1,620	1,645
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	7,930	8,098
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	2,450	2,513
	Texas Water Development Board Water Revenue	3.000%	10/15/2035	970	961
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	685	693
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	4,260	4,354
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	6,655	6,776
	Texas Water Development Board Water Revenue	5.000%	10/15/2035	3,205	3,655
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	3,940	4,012
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	455	459
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	320	325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	4.450%	10/15/2036	670	721
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	725	736
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	325	327
	Texas Water Development Board Water Revenue	5.000%	10/15/2037	1,995	2,276
	Texas Water Development Board Water Revenue	4.000%	10/15/2038	240	244
	Texas Water Development Board Water Revenue	4.550%	10/15/2038	7,310	7,816
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	4,120	4,328
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	1,000	921
	Texas Water Development Board Water Revenue	4.600%	10/15/2039	1,620	1,741
	Texas Water Development Board Water Revenue	5.000%	10/15/2039	5,170	5,900
	Texas Water Development Board Water Revenue	3.000%	10/15/2040	2,170	1,945
	Texas Water Development Board Water Revenue	4.000%	10/15/2040	11,900	11,888
	Texas Water Development Board Water Revenue	4.650%	10/15/2040	6,875	7,391
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	5,785	6,548
	Texas Water Development Board Water Revenue	5.000%	8/1/2041	100	109
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	10,815	10,660
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	13,850	14,141
	Texas Water Development Board Water Revenue	4.250%	10/15/2041	5,445	5,681
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	4,915	5,230
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	1,455	1,472
	Texas Water Development Board Water Revenue	5.000%	10/15/2042	4,995	5,114
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	23,925	23,933
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	3,975	3,979
	Texas Water Development Board Water Revenue	4.500%	10/15/2043	5,000	5,238
	Texas Water Development Board Water Revenue	5.000%	10/15/2043	1,730	1,776
	Texas Water Development Board Water Revenue	4.000%	10/15/2044	2,705	2,686
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	4,210	4,551
	Texas Water Development Board Water Revenue	4.000%	10/15/2045	20,480	19,923
	Texas Water Development Board Water Revenue	4.000%	10/15/2045	340	322
	Texas Water Development Board Water Revenue	4.500%	10/15/2045	10,150	10,387
	Texas Water Development Board Water Revenue	5.000%	10/15/2045	6,855	6,857
	Texas Water Development Board Water Revenue	5.000%	10/15/2046	890	892
	Texas Water Development Board Water Revenue	5.250%	10/15/2046	100	100
	Texas Water Development Board Water Revenue	4.125%	10/15/2047	5,170	4,966
	Texas Water Development Board Water Revenue	5.000%	10/15/2047	320	324
	Texas Water Development Board Water Revenue	5.000%	10/15/2047	20,000	20,837
	Texas Water Development Board Water Revenue	4.000%	4/15/2048	3,530	3,281
	Texas Water Development Board Water Revenue	5.000%	4/15/2049	7,485	7,603
	Texas Water Development Board Water Revenue	4.000%	10/15/2049	11,635	10,704
	Texas Water Development Board Water Revenue	4.000%	10/15/2050	50	46
	Texas Water Development Board Water Revenue	4.750%	10/15/2050	25,235	25,706
	Texas Water Development Board Water Revenue	4.000%	4/15/2051	13,270	12,023
	Texas Water Development Board Water Revenue	4.000%	10/15/2051	16,425	14,870
	Texas Water Development Board Water Revenue	4.250%	10/15/2051	8,500	8,102
	Texas Water Development Board Water Revenue	5.250%	10/15/2051	4,100	4,328
	Texas Water Development Board Water Revenue	4.000%	10/15/2052	35	31
	Texas Water Development Board Water Revenue	4.800%	10/15/2052	10,705	10,829
	Texas Water Development Board Water Revenue	4.375%	10/15/2054	8,000	7,597
	Texas Water Development Board Water Revenue	4.750%	10/15/2055	21,475	21,530
	Texas Water Development Board Water Revenue	5.000%	10/15/2057	6,015	6,167
	Texas Water Development Board Water Revenue	5.000%	10/15/2060	12,975	13,380
[12]	Tomball Independent School District GO	5.000%	2/15/2048	1,765	1,829
[12]	Tomball Independent School District GO	4.500%	2/15/2051	3,290	3,291
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/2031	575	586
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/2032	630	639
	University of Houston College & University Revenue	5.000%	2/15/2029	2,365	2,370
	University of Houston College & University Revenue	5.000%	2/15/2036	510	511
	University of Houston College & University Revenue	5.000%	2/15/2037	120	120
	University of Houston College & University Revenue	5.000%	2/15/2042	510	548
	University of North Texas System College & University Revenue	5.000%	4/15/2047	6,945	7,046
[12]	Venus Independent School District GO	3.000%	8/15/2041	1,535	1,372
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2049	3,000	3,140
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	4.000%	8/1/2054	5,500	4,950
[12]	Waco Independent School District GO	4.125%	8/15/2053	1,625	1,514
	Waco TX GO	5.000%	2/1/2049	5,105	5,329
	Waco TX GO	5.250%	2/1/2054	11,000	11,599
[12]	Waller Consolidated Independent School District GO	3.000%	2/15/2039	1,000	914
[12]	Waller Consolidated Independent School District GO	4.000%	2/15/2044	2,005	1,977
[12]	Waller Consolidated Independent School District GO	5.000%	2/15/2047	5,070	5,329
[12]	Waller Consolidated Independent School District GO	4.000%	2/15/2048	1,230	1,159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Waller Consolidated Independent School District GO	4.000%	2/15/2050	1,450	1,340
[12]	Waller Consolidated Independent School District GO	5.250%	2/15/2050	6,000	6,372
[12]	Waller Consolidated Independent School District GO	4.000%	2/15/2053	4,020	3,679
[12]	Waller Consolidated Independent School District GO	5.250%	2/15/2056	7,005	7,371
[12]	Waxahachie Independent School District GO	4.000%	2/15/2049	10,000	9,344
[12]	Waxahachie Independent School District GO	4.250%	2/15/2053	2,250	2,146
	Weatherford College of the Parker County Junior College District College & University Revenue	5.250%	8/1/2050	9,330	9,788
	Weatherford College of the Parker County Junior College District College & University Revenue	5.000%	8/1/2055	2,295	2,352
[2]	West Harris County Regional Water Authority Water Revenue	3.500%	12/15/2046	10,165	8,646
	West Harris County Regional Water Authority Water Revenue	3.000%	12/15/2058	120	80
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2041	1,100	1,100
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2045	1,465	1,361
	Williamson County TX GO	4.000%	2/15/2028	18,440	19,055
	Williamson County TX GO	5.000%	2/15/2029	6,195	6,682
	Williamson County TX GO	5.000%	2/15/2031	5,000	5,612
	Williamson County TX GO	2.375%	2/15/2037	3,790	3,391
[12]	Wimberley Independent School District GO	5.250%	8/15/2052	6,565	6,963
[12]	Wylie Independent School District/Collin County GO	5.250%	8/15/2049	12,030	12,671
[12]	Wylie Independent School District/Collin County GO	5.250%	8/15/2054	3,070	3,223
[12]	Ysleta Independent School District GO	5.000%	8/15/2047	6,000	6,023
[12]	Ysleta Independent School District GO	4.000%	8/15/2050	110	102
					5,881,075
Utah (0.6%)
	Canyons School District (Utah School Board Guaranty Program) GO	2.650%	6/15/2031	2,565	2,555
	Canyons School District (Utah School Board Guaranty Program) GO	2.750%	6/15/2032	2,650	2,641
	Canyons School District (Utah School Board Guaranty Program) GO	2.900%	6/15/2033	2,725	2,725
	Canyons School District (Utah School Board Guaranty Program) GO	3.000%	6/15/2035	2,890	2,882
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2047	10,000	9,318
	Davis School District (Utah School Board Guaranty Program) GO	2.600%	6/1/2031	3,900	3,875
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.500%	6/1/2050	2,500	2,701
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.500%	6/1/2055	2,500	2,670
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2050	8,500	9,184
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2055	8,500	9,080
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2028	145	154
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	4,335	4,725
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	1,450	1,580
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	105	117
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	1,490	1,658
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	1,485	1,681
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	290	328
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	725	817
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	205	236
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2033	7,935	8,915
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2033	220	252
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	1,095	1,225
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	890	1,014
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2035	390	434
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2035	515	583
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/2036	7,375	7,739
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2036	115	129
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	1,365	1,500
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	2,060	2,301
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	6,175	6,748
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	2,750	3,056
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	2,865	3,167
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	1,705	1,855
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	2,290	2,479
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	2,325	2,558
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	590	637
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	9,200	10,080
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	1,050	1,124
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	7,200	7,817
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2043	5,400	5,887
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	4,285	4,523
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	3,005	3,151
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2045	2,855	3,058
	Jordan School District GO	4.000%	6/15/2029	2,450	2,453
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	150	153
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2046	5,460	5,651

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2047	1,605	1,619
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/2038	895	915
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/2039	1,275	1,301
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/2040	1,000	1,016
	Salt Lake City UT Public Utilities Water Revenue	4.375%	2/1/2052	15	15
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2052	1,000	1,027
	Timpanogos Special Service District Sewer Revenue	5.000%	6/1/2054	4,075	4,212
	Unified Fire Service Area Lease (Appropriation) Revenue	2.000%	4/1/2037	1,975	1,661
	University of Utah College & University Revenue	4.000%	8/1/2033	440	447
	University of Utah College & University Revenue	5.000%	8/1/2046	2,035	2,114
	University of Utah College & University Revenue	5.250%	8/1/2048	1,535	1,624
	University of Utah College & University Revenue	4.000%	8/1/2051	12,440	11,134
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2037	1,170	1,305
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2038	545	604
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2040	410	450
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2042	6,935	7,493
	Utah GO	5.000%	7/1/2026	6,985	7,066
	Utah GO	5.000%	7/1/2026	6,765	6,843
	Utah GO	5.000%	7/1/2029	840	906
	Utah GO	5.000%	7/1/2030	1,525	1,644
	Utah GO	5.000%	7/1/2031	230	248
	Utah GO	3.000%	7/1/2033	8,650	8,655
	Utah GO	3.000%	7/1/2034	3,450	3,451
[1]	Utah State University College & University Revenue	4.000%	12/1/2045	1,390	1,345
	Utah State University College & University Revenue	3.000%	12/1/2051	1,000	713
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/2040	6,205	6,501
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/2040	930	1,047
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2028	2,335	2,514
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2029	3,640	4,011
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2030	4,955	5,575
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2031	5,740	6,565
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/2032	8,865	7,043
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2035	855	1,006
[4]	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2035	150	176
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2037	5,010	5,796
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2038	7,000	8,012
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	5,535	6,294
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	5,000	5,690
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	1,625	1,829
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	5,245	5,920
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/2041	125	126
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2043	5,000	5,539
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2044	5,500	6,023
					294,891
Vermont (0.0%)
	University of Vermont & State Agricultural College Miscellaneous Revenue	4.000%	10/1/2040	4,140	4,097
Virginia (1.0%)
	Alexandria VA GO	3.000%	7/15/2046	25	20
	Arlington County VA GO	2.500%	8/15/2029	2,040	2,034
[1]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/2041	1,775	1,782
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/2046	410	410
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/2051	9,305	9,307
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2048	7,000	7,336
	Commonwealth of Virginia GO	5.000%	6/1/2026	1,300	1,312
	Commonwealth of Virginia GO	5.000%	6/1/2027	20,890	21,655
	Fairfax County VA GO	4.000%	10/1/2026	435	436
	Fairfax County VA GO	4.000%	10/1/2027	4,305	4,316
	Fairfax County VA GO	4.000%	10/1/2028	70	70
	Fairfax County VA Sewer Revenue	5.000%	7/15/2049	2,500	2,634
	Fairfax County VA Sewer Revenue	4.000%	7/15/2051	5,500	5,221
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2043	1,850	2,013
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2054	8,000	8,344
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/2026	295	299
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2050	1,100	1,130
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2052	3,100	2,800
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2057	1,000	893
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2060	3,500	3,575

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/2060	825	851
Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/2026	15,485	15,666
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2042	9,525	9,769
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2048	4,715	4,778
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/2028	805	848
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/2028	3,885	4,128
Northern Virginia Transportation Commission Transit Revenue (Transforming Rail in Virginia Program)	5.000%	6/1/2047	4,900	5,077
Richmond VA GO	3.375%	3/1/2041	1,450	1,390
University of Virginia College & University Revenue	5.000%	4/1/2038	1,925	1,973
University of Virginia College & University Revenue	5.000%	4/1/2039	2,590	2,652
University of Virginia College & University Revenue	5.000%	4/1/2042	20	20
University of Virginia College & University Revenue	5.000%	4/1/2044	5,135	5,218
University of Virginia College & University Revenue	3.570%	4/1/2045	6,000	5,342
University of Virginia College & University Revenue	5.000%	4/1/2047	6,000	6,075
University of Virginia College & University Revenue	2.180%	11/1/2051	19,470	11,948
University of Virginia College & University Revenue (Multi Year Capital Project)	4.000%	8/1/2048	4,345	4,153
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/2035	2,000	1,989
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/2026	2,020	2,020
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2027	55	55
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/2028	1,295	1,297
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2033	550	552
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/2033	45	45
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2035	5,430	5,428
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2036	5,080	5,037
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	280	276
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2038	3,125	3,008
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2039	400	379
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	440	440
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	11,060	11,060
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	1,320	1,356
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	2,590	2,661
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	525	553
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	3,000	3,161
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	175	180
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	695	732
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	5,100	5,366
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	830	896
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	3,130	3,380
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	340	367
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	325	342
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	1,430	1,580
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	4,215	4,657
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	1,765	1,905
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	1,260	1,293
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	1,590	1,672
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	5,545	6,252
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2032	240	240
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	4,185	4,802
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2033	4,530	5,268
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2034	40	40
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2034	3,455	4,000
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2034	3,325	3,850
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2035	2,020	1,991
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	2,030	2,332
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	4,250	4,883
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	240	271
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2036	1,855	2,114
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2036	1,290	1,446
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2037	535	595
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2038	5,435	6,017
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2039	55	61
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2040	1,535	1,705
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2041	2,060	2,274
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2041	120	132
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2042	5,010	5,552
Virginia College Building Authority College & University Revenue	3.000%	9/1/2026	135	135
Virginia College Building Authority College & University Revenue	5.000%	9/1/2027	605	614
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2040	6,190	6,359

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2042	3,050	3,074
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2044	11,205	11,002
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/2026	95	95
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/2027	195	200
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2039	1,250	1,186
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	125	116
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2026	4,220	4,254
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2027	2,930	3,034
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2028	1,595	1,672
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2029	9,200	9,637
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2032	2,125	2,219
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2033	585	610
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2034	2,520	2,570
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2035	280	285
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2036	250	254
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2042	3,500	3,478
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2036	9,395	9,213
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/2043	4,000	3,468
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	2,030	2,339
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2034	17,015	18,340
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/2027	1,545	1,570
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/2030	6,265	6,363
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/2026	360	361
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2026	225	229
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/2027	1,015	1,046
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2027	5,080	5,306
	Virginia Port Authority Port, Airport & Marina Revenue	5.250%	7/1/2050	10,000	10,578
	Virginia Port Authority Port, Airport & Marina Revenue	5.250%	7/1/2055	6,060	6,356
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2026	3,455	3,502
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2026	1,185	1,201
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2027	2,625	2,733
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2028	620	645
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2031	5,545	6,302
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2033	1,350	1,524
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2035	185	195
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2037	435	488
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2038	6,000	6,687
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2039	3,885	3,997
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2042	1,000	1,003
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2028	7,430	7,917
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/2026	12,000	12,219
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/2027	13,000	13,592
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/2028	5,000	5,360
	Virginia Resources Authority Lease Revenue	5.000%	11/1/2031	1,500	1,646
	Virginia Resources Authority Lease Revenue	5.000%	11/1/2033	1,395	1,519
	Virginia Resources Authority Miscellaneous Revenue	4.000%	11/1/2041	150	150
[1]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	5.250%	7/1/2053	1,520	1,596
[1]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.125%	7/1/2058	1,000	916
[1]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.375%	7/1/2063	3,000	2,835
					462,977
Washington (2.5%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2041	8,145	8,249
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2046	11,905	13,405
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2027	1,745	1,829
[4]	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.750%	2/1/2028	5	5
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2028	1,195	1,284
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2029	5,705	6,280
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2030	1,635	1,839
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2031	325	372
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2033	4,505	5,088
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2034	325	365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/2036	3,795	3,719
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2036	615	682
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2040	1,475	1,518
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2043	575	610
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2046	24,255	23,574
[4]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2029	295	269
	Energy Northwest Nuclear Revenue	5.000%	7/1/2026	7,015	7,095
	Energy Northwest Nuclear Revenue	5.000%	7/1/2028	5,095	5,153
	Energy Northwest Nuclear Revenue	5.000%	7/1/2029	3,510	3,645
	Energy Northwest Nuclear Revenue	4.000%	7/1/2030	4,140	4,424
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	6,625	7,058
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	2,610	2,910
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	3,000	3,345
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	4,805	5,113
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	2,220	2,358
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	2,795	2,969
	Energy Northwest Nuclear Revenue	5.000%	7/1/2033	10,115	10,451
	Energy Northwest Nuclear Revenue	5.000%	7/1/2033	1,195	1,267
	Energy Northwest Nuclear Revenue	5.000%	7/1/2034	3,465	3,667
	Energy Northwest Nuclear Revenue	5.000%	7/1/2034	2,460	2,603
	Energy Northwest Nuclear Revenue	5.000%	7/1/2034	1,095	1,273
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	4,200	4,845
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	4,000	4,311
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	4,485	4,931
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	8,510	9,137
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	5,010	5,634
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	1,550	1,773
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	2,320	2,538
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	2,145	2,396
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	6,710	7,624
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	1,140	1,219
	Energy Northwest Nuclear Revenue	4.000%	7/1/2038	7,235	7,236
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	1,775	1,892
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	3,975	4,490
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	7,795	8,924
	Energy Northwest Nuclear Revenue	5.000%	7/1/2039	4,305	4,650
	Energy Northwest Nuclear Revenue	5.000%	7/1/2039	7,770	8,838
	Energy Northwest Nuclear Revenue	5.000%	7/1/2040	11,000	11,904
	Energy Northwest Nuclear Revenue	5.000%	7/1/2041	2,840	3,052
	Energy Northwest Nuclear Revenue	5.000%	7/1/2041	7,000	7,922
	Energy Northwest Nuclear Revenue	4.000%	7/1/2042	1,635	1,654
	Energy Northwest Nuclear Revenue	5.000%	7/1/2042	1,000	1,118
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/2027	625	649
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	2,635	2,665
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	1,290	1,305
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	4,000	4,046
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	5,455	5,517
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	2,415	2,509
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	4,370	4,540
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	6,195	6,434
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	6,060	6,452
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2032	5,130	5,919
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2033	620	725
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2034	2,630	3,112
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2035	1,000	1,191
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2026	2,005	2,028
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2027	770	800
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2028	1,370	1,459
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2028	8,230	8,547
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2039	20,170	23,180
	Franklin County School District No. 1 Pasco GO	5.500%	12/1/2040	1,010	1,150
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2026	2,495	2,552
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2036	965	1,012
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	4,285	4,676
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2041	6,720	7,505
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	2,565	2,829
	King County School District No. 210 Federal Way GO	5.000%	12/1/2030	1,380	1,447
	King County School District No. 210 Federal Way GO	3.000%	12/1/2039	130	119
	King County School District No. 403 Renton GO	4.000%	12/1/2039	1,680	1,717
	King County School District No. 403 Renton GO	4.000%	12/1/2041	1,955	1,994

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2030	1,310	1,471
King County School District No. 411 Issaquah GO	3.000%	12/1/2030	490	490
King County School District No. 411 Issaquah GO	4.000%	12/1/2031	7,510	7,542
King County School District No. 411 Issaquah GO	5.000%	12/1/2032	1,975	2,017
King County School District No. 414 Lake Washington GO	4.000%	12/1/2027	755	779
King County School District No. 414 Lake Washington GO	4.000%	12/1/2028	215	224
King County School District No. 414 Lake Washington GO	4.000%	12/1/2029	595	630
King County WA GO	5.000%	1/1/2032	3,965	4,489
King County WA Sewer Revenue	4.000%	7/1/2031	445	448
King County WA Sewer Revenue	4.000%	7/1/2040	14,730	14,732
King County WA Sewer Revenue	4.000%	7/1/2041	12,125	12,126
King County WA Sewer Revenue	4.000%	7/1/2041	2,450	2,452
King County WA Sewer Revenue	4.000%	7/1/2045	15	15
Pierce County School District No. 10 Tacoma GO	5.000%	12/1/2048	3,500	3,677
Pierce County School District No. 320 Sumner GO	5.000%	12/1/2040	2,520	2,854
Pierce County School District No. 403 Bethel GO	5.000%	12/1/2043	5,000	5,432
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/2030	675	676
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2030	2,760	3,075
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2031	7,030	7,964
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/2044	755	749
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2047	800	758
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2031	85	96
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2041	1,035	1,052
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2043	2,465	2,469
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/2044	370	364
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	5/1/2045	600	585
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/2047	320	334
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/2047	2,210	2,066
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2048	3,250	3,391
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2051	4,895	4,458
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2053	1,850	1,909
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2054	2,900	3,015
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.250%	2/1/2055	3,500	3,710
Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.250%	12/1/2055	1,230	1,304
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2041	1,170	1,306
Spokane County School District No. 81 Spokane GO	5.000%	12/1/2036	1,810	1,930
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2037	545	557
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2038	885	901
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2039	10,445	10,555
Spokane WA GO	4.000%	12/1/2031	1,475	1,527
Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/2042	15,945	15,945
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2046	395	410
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2049	3,175	3,291
University of Washington College & University Revenue	5.000%	4/1/2037	5,020	5,831
University of Washington College & University Revenue	4.000%	12/1/2041	6,715	6,622
University of Washington College & University Revenue	3.125%	7/1/2042	3,345	2,880
University of Washington College & University Revenue	5.000%	4/1/2043	1,000	1,013
University of Washington College & University Revenue	3.250%	7/1/2043	125	106
University of Washington College & University Revenue PUT	4.000%	8/1/2027	3,700	3,749
Washington GO	4.000%	7/1/2026	22,870	23,038
Washington GO	5.000%	7/1/2026	6,000	6,069
Washington GO	5.000%	7/1/2026	10,000	10,114
Washington GO	5.000%	8/1/2026	1,800	1,825
Washington GO	4.000%	7/1/2027	1,155	1,184
Washington GO	4.000%	7/1/2027	350	359
Washington GO	5.000%	7/1/2027	570	592
Washington GO	5.000%	7/1/2027	10,000	10,389
Washington GO	5.000%	7/1/2027	22,000	22,856
Washington GO	5.000%	8/1/2027	1,500	1,562
Washington GO	5.000%	8/1/2027	10,190	10,610
Washington GO	4.000%	7/1/2028	380	396
Washington GO	4.000%	7/1/2028	1,170	1,218
Washington GO	5.000%	7/1/2028	8,200	8,730
Washington GO	5.000%	7/1/2028	4,700	5,004
Washington GO	5.000%	8/1/2028	1,660	1,727
Washington GO	5.000%	8/1/2028	1,950	1,977
Washington GO	5.000%	8/1/2028	5,555	5,926
Washington GO	5.000%	2/1/2029	1,225	1,323
Washington GO	4.000%	7/1/2029	14,600	15,425
Washington GO	4.000%	7/1/2029	2,515	2,657

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	7/1/2029	1,190	1,298
Washington GO	5.000%	7/1/2029	1,125	1,227
Washington GO	5.000%	7/1/2029	380	414
Washington GO	5.000%	8/1/2029	540	562
Washington GO	5.000%	8/1/2029	4,310	4,709
Washington GO	5.000%	8/1/2029	2,910	3,180
Washington GO	5.000%	2/1/2030	6,000	6,634
Washington GO	5.000%	7/1/2030	10,095	11,259
Washington GO	5.000%	7/1/2030	11,075	12,352
Washington GO	5.000%	7/1/2030	10,000	11,153
Washington GO	5.000%	8/1/2030	2,460	2,494
Washington GO	5.000%	8/1/2030	535	557
Washington GO	5.000%	8/1/2030	3,100	3,225
Washington GO	5.000%	8/1/2030	2,500	2,601
Washington GO	5.000%	8/1/2030	1,180	1,318
Washington GO	5.000%	7/1/2031	9,390	10,677
Washington GO	5.000%	8/1/2031	2,080	2,162
Washington GO	5.000%	8/1/2031	2,935	2,974
Washington GO	5.000%	8/1/2031	650	676
Washington GO	5.000%	8/1/2031	9,125	10,391
Washington GO	5.000%	8/1/2031	1,740	1,981
Washington GO	5.000%	7/1/2032	10,645	12,302
Washington GO	5.000%	8/1/2032	6,085	6,318
Washington GO	5.000%	8/1/2032	6,355	6,598
Washington GO	5.000%	8/1/2032	910	1,053
Washington GO	5.000%	8/1/2032	790	914
Washington GO	5.000%	8/1/2032	12,200	14,116
Washington GO	5.000%	2/1/2033	1,655	1,886
Washington GO	5.000%	7/1/2033	4,280	5,015
Washington GO	5.000%	7/1/2033	23,710	27,780
Washington GO	5.000%	7/1/2033	10,345	12,121
Washington GO	5.000%	8/1/2033	4,375	4,537
Washington GO	5.000%	8/1/2033	2,095	2,405
Washington GO	5.000%	8/1/2033	1,355	1,405
Washington GO	5.000%	8/1/2033	5,290	6,205
Washington GO	5.000%	2/1/2034	350	397
Washington GO	5.000%	7/1/2034	700	813
Washington GO	5.000%	8/1/2034	310	314
Washington GO	5.000%	8/1/2034	2,425	2,721
Washington GO	5.000%	8/1/2034	100	116
Washington GO	5.000%	8/1/2034	620	709
Washington GO	5.000%	2/1/2035	6,135	6,692
Washington GO	5.000%	2/1/2035	1,085	1,226
Washington GO	5.000%	8/1/2035	730	755
Washington GO	5.000%	8/1/2035	4,280	4,861
Washington GO	5.000%	8/1/2035	425	440
Washington GO	5.000%	2/1/2036	655	735
Washington GO	5.000%	7/1/2036	1,020	1,167
Washington GO	5.000%	8/1/2036	190	211
Washington GO	5.000%	8/1/2036	1,185	1,336
Washington GO	5.000%	2/1/2037	920	1,025
Washington GO	5.000%	2/1/2037	1,975	2,134
Washington GO	5.000%	8/1/2037	1,215	1,227
Washington GO	5.000%	8/1/2037	6,475	6,921
Washington GO	5.000%	8/1/2037	2,300	2,613
Washington GO	5.000%	8/1/2037	1,565	1,726
Washington GO	5.000%	8/1/2037	3,510	4,056
Washington GO	5.000%	2/1/2038	355	393
Washington GO	5.000%	2/1/2038	500	520
Washington GO	5.000%	6/1/2038	3,880	4,193
Washington GO	5.000%	8/1/2038	1,685	1,825
Washington GO	5.000%	8/1/2038	1,595	1,750
Washington GO	5.000%	8/1/2038	1,035	1,169
Washington GO	5.000%	8/1/2038	650	724
Washington GO	5.000%	8/1/2038	11,000	12,622
Washington GO	5.000%	2/1/2039	2,290	2,526
Washington GO	5.000%	2/1/2039	470	503
Washington GO	5.000%	2/1/2039	420	436
Washington GO	5.000%	2/1/2039	10,825	12,107
Washington GO	5.000%	6/1/2039	1,475	1,586

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	8/1/2039	2,115	2,134
Washington GO	5.000%	8/1/2039	1,585	1,707
Washington GO	5.000%	8/1/2039	7,530	8,452
Washington GO	5.000%	8/1/2039	125	138
Washington GO	5.000%	8/1/2039	5,175	5,882
Washington GO	5.000%	8/1/2039	4,500	4,915
Washington GO	5.000%	8/1/2039	4,750	5,399
Washington GO	5.000%	8/1/2039	4,500	5,177
Washington GO	5.000%	2/1/2040	4,160	4,432
Washington GO	5.000%	2/1/2040	505	514
Washington GO	5.000%	6/1/2040	11,065	11,823
Washington GO	5.000%	8/1/2040	2,045	2,189
Washington GO	5.000%	8/1/2040	4,615	5,002
Washington GO	5.000%	8/1/2040	1,385	1,521
Washington GO	5.000%	8/1/2040	7,500	8,338
Washington GO	5.000%	8/1/2040	5,060	5,691
Washington GO	5.000%	2/1/2041	6,945	7,545
Washington GO	5.000%	2/1/2041	905	959
Washington GO	5.000%	2/1/2041	50	51
Washington GO	5.000%	2/1/2041	5,035	5,661
Washington GO	5.000%	6/1/2041	2,950	3,139
Washington GO	5.000%	8/1/2041	2,835	3,061
Washington GO	5.000%	8/1/2041	1,180	1,258
Washington GO	5.000%	8/1/2041	20	21
Washington GO	5.000%	8/1/2041	65	72
Washington GO	5.000%	8/1/2041	975	1,066
Washington GO	5.000%	8/1/2041	2,460	2,751
Washington GO	5.000%	2/1/2042	3,240	3,337
Washington GO	5.000%	2/1/2042	2,260	2,381
Washington GO	5.000%	2/1/2042	1,075	1,158
Washington GO	5.000%	2/1/2042	130	139
Washington GO	5.000%	2/1/2042	205	223
Washington GO	5.000%	2/1/2042	1,515	1,667
Washington GO	5.000%	8/1/2042	5,845	6,192
Washington GO	5.000%	8/1/2042	10,015	10,970
Washington GO	5.000%	8/1/2042	1,665	1,727
Washington GO	5.000%	8/1/2042	900	975
Washington GO	5.000%	8/1/2042	400	419
Washington GO	5.000%	8/1/2042	13,285	14,696
Washington GO	5.000%	8/1/2042	4,885	5,454
Washington GO	5.000%	2/1/2043	80	84
Washington GO	5.000%	2/1/2043	1,495	1,612
Washington GO	5.000%	2/1/2043	2,890	3,144
Washington GO	5.000%	8/1/2043	1,070	1,102
Washington GO	5.000%	8/1/2043	6,680	7,098
Washington GO	5.000%	8/1/2043	405	422
Washington GO	5.000%	8/1/2043	3,950	4,156
Washington GO	5.000%	2/1/2044	3,680	3,831
Washington GO	5.000%	2/1/2044	580	615
Washington GO	5.000%	2/1/2044	855	914
Washington GO	5.000%	8/1/2044	705	738
Washington GO	5.000%	8/1/2044	125	132
Washington GO	5.000%	8/1/2044	6,080	6,471
Washington GO	5.000%	8/1/2044	90	97
Washington GO	5.000%	8/1/2044	615	638
Washington GO	5.000%	2/1/2045	290	303
Washington GO	5.000%	8/1/2045	445	469
Washington GO	5.000%	2/1/2046	265	279
Washington GO	5.000%	2/1/2046	1,895	1,979
Washington GO	5.000%	8/1/2046	50	52
Washington GO	5.000%	2/1/2047	11,075	11,522
Washington GO	5.000%	8/1/2047	1,725	1,799
Washington GO	5.000%	2/1/2048	18,950	19,960
Washington GO	5.000%	8/1/2048	5,000	5,228
Washington GO	5.000%	8/1/2048	7,805	8,200
Washington GO	5.000%	8/1/2048	4,000	4,223
Washington GO	5.000%	2/1/2049	5,000	5,248
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	2,725	2,729
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	5,200	5,144
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	9,950	6,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	5,345	3,538
[1]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	1,110	756
[1]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	2,920	1,988
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	3,665	2,985
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	75	60
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2058	1,455	1,432
	WBRP 3.2 College & University Revenue	4.000%	1/1/2048	605	566
					1,172,893
West Virginia (0.0%)
[1]	Marshall University College & University Revenue	3.000%	5/1/2046	385	303
	West Virginia GO	5.000%	12/1/2041	35	36
	West Virginia GO	4.000%	6/1/2042	1,465	1,466
	West Virginia GO	4.000%	12/1/2042	1,205	1,205
	West Virginia GO	5.000%	12/1/2043	70	73
	West Virginia Higher Education Policy Commission College & University Revenue	4.000%	4/1/2034	1,180	1,180
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2043	2,705	2,771
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2047	4,625	4,247
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2047	2,905	3,006
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2051	1,025	924
					15,211
Wisconsin (0.7%)
	Dane County WI GO	2.500%	6/1/2027	1,780	1,780
	Franklin Public School District GO	4.000%	4/1/2045	17,230	16,759
	Howard-Suamico WI School District GO	1.750%	3/1/2032	4,530	4,046
	Madison WI Metropolitan School District GO	1.625%	3/1/2034	5,215	4,405
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	14,246	14,869
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2029	1,140	1,142
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2035	930	931
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2041	6,000	6,003
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2046	10,000	10,000
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2048	3,825	2,608
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2042	1,250	1,335
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.375%	7/1/2047	1,950	2,038
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/2052	2,255	2,358
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.625%	7/1/2055	1,500	1,577
[2]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.250%	7/1/2065	3,890	3,946
[5,8]	Public Finance Authority WI Local or Guaranteed Housing Revenue TOB VRDO	3.350%	2/2/2026	14,210	14,210
[1]	Racine Unified School District GO	4.000%	4/1/2045	1,000	962
	Stoughton WI GO	2.375%	4/1/2027	1,205	1,203
	West De Pere School District GO	3.000%	4/1/2032	2,885	2,889
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2026	1,035	1,042
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2027	775	802
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	1,280	1,324
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	9,360	9,682
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/2027	155	160
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2045	4,650	1,854
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2050	3,000	896
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2055	3,000	685
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2060	20,500	3,584
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2026	4,010	4,054
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2027	2,275	2,361
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	2,585	2,682
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	1,610	1,670
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	850	927
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	660	736
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2031	4,140	4,704
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2032	3,875	4,475
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/2033	3,945	4,591
	Wisconsin GO	5.000%	5/1/2026	9,230	9,293
	Wisconsin GO	5.000%	11/1/2026	2,640	2,695
	Wisconsin GO	5.000%	11/1/2026	2,755	2,812
	Wisconsin GO	5.000%	5/1/2027	8,695	8,995
	Wisconsin GO	5.000%	5/1/2027	11,280	11,669
	Wisconsin GO	5.000%	11/1/2027	2,125	2,197
	Wisconsin GO	5.000%	11/1/2027	7,260	7,508
	Wisconsin GO	5.000%	5/1/2028	1,285	1,363
	Wisconsin GO	5.000%	11/1/2028	4,850	5,016
	Wisconsin GO	5.000%	11/1/2028	6,480	6,702
	Wisconsin GO	5.000%	5/1/2029	1,050	1,142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin GO	5.000%	5/1/2030	3,130	3,480
	Wisconsin GO	5.000%	5/1/2030	885	984
	Wisconsin GO	5.000%	5/1/2030	5,000	5,559
	Wisconsin GO	5.000%	5/1/2031	815	924
	Wisconsin GO	5.000%	5/1/2032	1,295	1,493
	Wisconsin GO	5.000%	5/1/2032	1,395	1,608
	Wisconsin GO	5.000%	5/1/2032	6,970	8,034
	Wisconsin GO	5.000%	5/1/2033	1,325	1,549
	Wisconsin GO	5.000%	5/1/2033	6,000	7,013
	Wisconsin GO	5.000%	5/1/2034	3,170	3,686
	Wisconsin GO	5.000%	5/1/2034	3,035	3,592
	Wisconsin GO	5.000%	5/1/2035	6,825	7,880
	Wisconsin GO	5.000%	5/1/2035	2,105	2,471
	Wisconsin GO	5.000%	5/1/2036	6,120	7,009
	Wisconsin GO	5.000%	5/1/2037	10,405	11,820
[9]	Wisconsin GO	5.000%	5/1/2038	29,135	33,970
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/2046	6,455	5,906
					305,660
Wyoming (0.0%)
[1]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/2051	7,000	6,313
Total Tax-Exempt Municipal Bonds (Cost $46,226,203)					46,321,803
				Shares
Temporary Cash Investments (0.5%)
Investment Company (0.5%)
[13]	Vanguard Municipal Low Duration Fund (Cost $214,881)	2.218%		21,488,060	214,881
Total Investments (100.7%) (Cost $46,441,084)					46,536,684
Other Assets and Liabilities—Net (-0.7%)					(309,964)
Net Assets (100%)					46,226,720
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Step bond.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $107,214, representing 0.2% of net assets.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2026.
10	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
11	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
13	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	46,321,803	—	46,321,803
Temporary Cash Investments	214,881	—	—	214,881
Total	214,881	46,321,803	—	46,536,684